                               N-30D TABLE OF CONTENTS

SSgA Fund Name                                                     N-30D Page
--------------                                                     ----------
SSgA-SM-Life Solutions-SM- Funds . . . . . . . . . . . . . . .
    Income and Growth Fund . . . . . . . . . . . . . . . . . .
    Balanced Fund. . . . . . . . . . . . . . . . . . . . . . .
    Growth Fund. . . . . . . . . . . . . . . . . . . . . . . .
Money Market Fund. . . . . . . . . . . . . . . . . . . . . . .
Matrix Equity Fund . . . . . . . . . . . . . . . . . . . . . .
Prime Money Market Fund. . . . . . . . . . . . . . . . . . . .
Small Cap Fund . . . . . . . . . . . . . . . . . . . . . . . .
US Treasury Money Market Fund. . . . . . . . . . . . . . . . .
Yield Plus Fund. . . . . . . . . . . . . . . . . . . . . . . .
Bond Market Fund . . . . . . . . . . . . . . . . . . . . . . .
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . .
Active International Fund. . . . . . . . . . . . . . . . . . .
Tax Free Money Market Fund . . . . . . . . . . . . . . . . . .
US Government Money Market Fund. . . . . . . . . . . . . . . .
Growth and Income Fund . . . . . . . . . . . . . . . . . . . .
Intermediate Fund. . . . . . . . . . . . . . . . . . . . . . .
Emerging Markets Fund. . . . . . . . . . . . . . . . . . . . .
Real Estate Equity . . . . . . . . . . . . . . . . . . . . . .
International Growth Opportunities . . . . . . . . . . . . . .
High Yield Bond. . . . . . . . . . . . . . . . . . . . . . . .
Special Equity . . . . . . . . . . . . . . . . . . . . . . . .

                SSgA-Registered Trademark- LIFE SOLUTIONS-SM- FUNDS


                               INCOME AND GROWTH FUND
                                   BALANCED FUND
                                    GROWTH FUND

                                   Annual Report

                                  August 31, 1998

                                 Table of Contents

                                                                           Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . . .   6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .  11

INCOME AND GROWTH FUND Financial Statements. . . . . . . . . . . . . . . .  12

   Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .  16

BALANCED FUND Financial Statements . . . . . . . . . . . . . . . . . . . .  18

   Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .  22

GROWTH FUND Financial Statements . . . . . . . . . . . . . . . . . . . . .  24

   Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .  28

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .  29

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  37

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .  38


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK AND "LIFE SOLUTIONS-SM-" IS A REGISTERED SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVES AND OPERATIONS OF THE FUNDS, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA LIFE SOLUTIONS FUNDS

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Life Solutions Funds. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA LIFE SOLUTIONS FUNDS

MANAGEMENT OF THE FUNDS










                                NICHOLAS A. LOPARDO

                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Gus Fleites, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Life Solutions Funds since their inception in July 1997. Mr. Fleites joined State Street in 1987 and is presently head of the Boston Asset Allocation group with responsibilities for portfolio management, research and product development. He is a graduate of the Wharton School of the University of Pennsylvania with a concentration in finance and multinational management, and received his MBA in Finance from Babson College. There are two other portfolio managers working with Mr. Fleites.


                                                              Annual Report  5

SSgA LIFE SOLUTIONS FUNDS

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

STRATEGY: Each Life Solutions Fund allocates its assets by investing in shares of certain SSgA Funds (the "Underlying Funds"). By investing in the Underlying Funds, the Life Solutions Funds seek to maintain different allocations between classes of equity, international equity, fixed income and short-term assets funds (including money market funds) depending on the Life Solutions Fund's investment objective and risk profile. Allocating investments this way permits each Life Solutions Fund to attempt to optimize performance consistent with its investment objective.

OBJECTIVE: LIFE SOLUTIONS INCOME AND GROWTH FUND seeks income and, secondarily, long-term growth of capital.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

DATES         LIFE SOLUTIONS       RUSSELL 3000-Registered       LEHMAN BROTHERS        COMPOSITE MARKET
           INCOME & GROWTH FUND       Trademark- INDEX++     AGGREGATE BOND INDEX+++         INDEX**
Inception*       $10,000                 $10,000                    $10,000                  $10,000
      1997       $10,197                 $10,351                    $11,057                  $10,204
      1998       $10,558                 $10,709                    $11,258                  $11,032

                     YEARLY PERIODS ENDED AUGUST 31

SSgA
  LIFE SOLUTIONS INCOME & GROWTH FUND

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   10,353         3.53%
Inception      $   10,558         4.76%+

COMPOSITE MARKET INDEX **

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   10,812         8.12%
Inception      $   11,032         8.78%+

** 35% Russell 3000-Registered Trademark- Index
    5% MSCI EAFE Index
   60% Lehman Brothers Aggregate Bond Index

RUSSELL 3000 -Registered Trademark- INDEX ++

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   10,351        3.51%
Inception      $   10,709        6.05%+

LEHMAN BROTHERS
  AGGREGATE BOND INDEX +++

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   11,057        10.57%
Inception      $   11,258        10.69%+

SEE RELATED NOTES FOR INDEX DEFINITIONS.

6  Annual Report

SSgA LIFE SOLUTIONS FUNDS

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE: LIFE SOLUTIONS BALANCED FUND seeks a balance of growth of capital and income.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

DATES          LIFE SOLUTIONS    RUSSELL 3000-Registered      LEHMAN BROTHERS       COMPOSITE MARKET
               BALANCED FUND        Trademark- Index        AGGREGATE BOND INDEX         INDEX**
Inception*        $10,000               $10,000                   $10,000                $10,000
      1997        $10,212               $10,351                   $11,057                $10,189
      1998        $10,246               $10,709                   $11,258                $10,855

                     YEARLY PERIODS ENDED AUGUST 31

SSgA
  LIFE SOLUTIONS BALANCED FUND

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   10,033        0.33%
Inception      $   10,246        2.10%+


COMPOSITE MARKET INDEX **

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   10,654         6.54%
Inception      $   10,855         7.29%+

** 50% Russell 3000-Registered Trademark- Index
   10% MSCI EAFE Index
   40% Lehman Brothers Aggregate Bond Index


RUSSELL 3000-Registered Trademark- INDEX ++

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   10,351         3.51%
Inception      $   10,709         6.05%+


LEHMAN BROTHERS
  AGGREGATE BOND INDEX +++

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   11,057        10.57%
Inception      $   11,258        10.69%+


SEE RELATED NOTES FOR INDEX DEFINITIONS.


                                                              Annual Report  7

SSgA LIFE SOLUTIONS FUNDS

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE: LIFE SOLUTIONS GROWTH FUND seeks long-term growth of capital.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

             LIFE SOLUTIONS    RUSSELL 3000-Registered     LEHMAN BROTHERS       COMPOSITE MARKET
DATES         GROWTH FUND         Trademark- INDEX      AGGREGATE BOND INDEX         INDEX**
Inception*       $10,000               $10,000                 $10,000               $10,000
      1997       $10,242               $10,351                 $11,057               $10,173
      1998        $9,968               $10,709                 $11,258               $10,661

                     YEARLY PERIODS ENDED AUGUST 31

SSgA
  LIFE SOLUTIONS GROWTH FUND

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $    9,732        (2.68)%
Inception      $    9,968        (0.28)%+


COMPOSITE MARKET INDEX **

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   10,480         4.80%
Inception      $   10,661         5.64%+

** 65% Russell 3000-Registered Trademark- Index
   15% MSCI EAFE Index
   20% Lehman Brothers Aggregate Bond Index


RUSSELL 3000-Registered Trademark- INDEX ++

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   10,351        3.51%
Inception      $   10,709        6.05%+


LEHMAN BROTHERS
  AGGREGATE BOND INDEX +++

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year           $ 11,057         10.57%
Inception        $ 11,258         10.69%+


SEE RELATED NOTES FOR INDEX DEFINITIONS.


8  Annual Report

SSgA LIFE SOLUTIONS FUNDS

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

PERFORMANCE REVIEW

The SSgA Life Solutions Funds are a set of balanced funds targeted to meet the investment objectives of investors with varying degrees of risk tolerance. The set consists of three funds with distinct risk/return profiles. The most conservative fund, the Life Solutions Income and Growth Fund, is targeted to conservative investors with limited tolerance for equity market volatility. The Life Solutions Balanced Fund is targeted at those individuals willing to undertake greater equity exposure, but who are also looking for fixed income exposure to balance return patterns. The Life Solutions Growth Fund is designed for those investors aggressively seeking return. The Fund is designed to provide broadly diversified equity exposure with the ability to have limited exposure to fixed income and cash securities.

For the fiscal year ended August 31, 1998, the Life Solutions Funds had the following closing NAVs: Income and Growth Fund $12.65, Balanced Fund $12.95, and Growth Fund $13.02. Performance for the twelve months ended August 31, 1998 was 3.53%, 0.33%, and -2.68% for the Life Solutions Income and Growth, Balanced Growth, and Growth Funds, respectively. Since inception on July 1, 1997 through August 31, 1998 the three Funds returned 4.76%, 2.10%, and -0.28%, respectively. The composite benchmarks over the last twelve months for the three Funds returned 8.12%, 6.54%, and 4.80%, respectively. Since inception, the composite benchmarks returned 8.78%, 7.29%, and 5.64%.

Performance relative to the composite benchmarks was adversely impacted throughout the year by three primary factors: a continued defensive position in US equities, highly concentrated performance within the US equity market, and continued weak performance of international equity markets.

MARKET AND PORTFOLIO HIGHLIGHTS

While US equity markets benefited from strong performance last year and for most of 1998, concerns about the economic situations in Japan and the emerging markets, and its impact on the US economy, coupled with persistent high valuations in the US market led to significant market falls. Performance within the US market has also been highly concentrated. Small capitalization securities continued to trail larger companies, with the Russell 2000 Index, a proxy for the performance of smaller companies, losing 22.29% over the year compared to the S&P 500 Index which was off 0.38%. Persistent rich valuations for US companies and slowing expectations for corporate earnings growth resulted in underweight allocations to US equities throughout the year for the three Life Solutions Funds. While the underweight adversely impacted performance earlier in the year, the positioning paid off in the latter part of the year, as the market sold off.

Performance of US stocks throughout the year painted a misleading picture. Most of the strong returns experienced earlier in the year were attributable to a few of the larger capitalization companies comprising the S&P 500 Index. It was these same companies that continued to reach record valuation levels as internal liquidity and foreign investors sought to invest in well known blue chip companies. Most equity managers experienced significant difficulties throughout the year, as they sought to invest in companies with stronger growth prospects and more reasonable valuation levels. Unfortunately any moves out of the largest companies contributed adversely to performance relative to the S&P 500 Index. Even over the last three months, smaller issues were more severely punished, with the Russell 2000 Index losing 25.79% versus losses of 11.93% for the S&P 500 Index.

Exposure to US equities within the three Life Solutions Funds was achieved through investments in three underlying mutual funds. Large capitalization exposure was achieved through allocations to the SSgA Matrix Equity Fund and the SSgA S&P 500 Index Fund. For the fiscal year ended August 31, 1998, the Matrix Equity Fund gained 2.09%, but failed to keep pace with the S&P 500 Index, which posted a return of 8.09% for the same period. Underperformance was largely attributable to positioning the portfolio away from the richly priced mega-capitalization companies in favor of more reasonably priced large capitalization companies. The Funds had limited exposure to small capitalization securities through investments in the SSgA Small Cap Fund. Investments in the small cap market provide important diversification benefits and offer more attractive valuations, however, this was not reflected in the markets over the last twelve months, as small cap issues significantly underperformed the S&P 500 Index.

Reflecting significant overvaluation in the US equity market, the three Funds maintained overweight exposures to the SSgA Active International Fund. European equity markets offered more attractive fundamental valuations and stronger


                                                                Annual Report  9

SSgA LIFE SOLUTIONS FUNDS

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


earnings growth prospects than their American counterparts. Economic growth in Europe was expected to accelerate as growth in the US began to show signs of maturing. Within the international allocation, exposure to Japanese companies was also maintained as it was felt that valuations had reached historic lows. The expectation was, and continues to be, that once the government took decisive action in addressing the financial crisis facing the country, markets could return to more normal trading patterns.

From a diversification perspective and as a means to participate in the long-term growth opportunities of the lesser developed nations, the three portfolios maintained small allocations to emerging equity markets through an allocation to the SSgA Emerging Markets Fund. At August 31, 1998, allocations to emerging markets stood at 1.51%, 2.86%, and 3.86% for the Income and Growth, Balanced, and Growth Funds, respectively. While allocations to this segment benefited from broadly diversified exposure to the Latin American, European, and Asian developing economies, all these markets were strongly impacted by investor concerns for the potential of the financial crisis in Russia and the Far East to spread to other economies. Over the last twelve months this sector has fallen by 36.97% as captured by the IFCI Index of emerging equity markets.

Within the fixed income markets, the three portfolios benefited from allocations to the SSgA Bond Market and Intermediate Funds. Both funds benefited from the fall of interest rates in the US markets, returning 9.86% and 8.64%, respectively.

-----------------------------------------------------
PORTFOLIO ALLOCATION BY ASSET CLASS
  AS OF 08/31/98

                    Income &
                     Growth    Balanced    Growth
                      Fund       Fund       Fund
                    --------   --------   --------
Equities:
  Domestic            25.2%      39.0%      54.3%
  International        8.2       15.4       20.9
                    --------   --------   --------
                      33.4       54.4       75.2
Bonds                 62.3       42.9       21.7
Cash                   4.3        2.7        3.1
                    --------   --------   --------
                     100.0%     100.0%     100.0%
                    --------   --------   --------
                    --------   --------   --------


NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPHS AND TABLES ON PRECEDING PAGES.

* The Life Solutions Funds commenced operations on July 1, 1997. Index comparisons also began on July 1, 1997.

+    Annualized.

     INDEX DEFINITIONS:

++ The Russell 3000-Registered Trademark- Index is comprised of the 3,000 largest US companies based on total market capitalization, representing approximately 98% of the investable US equity market.

     The Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of over 1,100 securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The Index is calculated on a total-return basis, which includes reinvestment of net dividends after deduction of withholding taxes.

+++ The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price appreciation/depreciation and income as a percentage of the original investment.

     Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


10  Annual Report

REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statements of assets and liabilities and statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Life Solutions Funds (in this report, comprised of SSgA Life Solutions Income and Growth Fund, SSgA Life Solutions Balanced Fund, and SSgA Life Solutions Growth Fund)(the "Funds") at August 31, 1998, the results of their operations for the fiscal year then ended and the changes in their net assets and the financial highlights for the fiscal year then ended and for the period July 1, 1997 (commencement of operations) to August 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts
                                               /s/ PricewaterhouseCoopers LLP
October 8, 1998





                                                             Annual Report 11

SSgA LIFE SOLUTIONS

INCOME AND GROWTH FUND


                                                        STATEMENT OF NET ASSETS
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

INVESTMENTS
DOMESTIC EQUITIES - 25.2%
SSgA Matrix Equity Fund . . . . . . . . . . . . .       246,241     $    3,861
SSgA S&P 500 Index Fund . . . . . . . . . . . . .        66,262          1,287
SSgA Small Cap Fund . . . . . . . . . . . . . . .        52,259            834
                                                                    ----------

                                                                         5,982
                                                                    ----------

INTERNATIONAL EQUITIES - 8.2%
SSgA Active International Fund. . . . . . . . . .       171,160          1,581
SSgA Emerging Markets Fund. . . . . . . . . . . .        55,035            359
                                                                    ----------

                                                                         1,940
                                                                    ----------


BONDS - 62.3%
SSgA Bond Market Fund (Note 4). . . . . . . . . .     1,143,984         11,840
SSgA Intermediate Fund. . . . . . . . . . . . . .       296,440          2,976
                                                                    ----------

                                                                        14,816
                                                                    ----------

SHORT-TERM ASSETS - 4.2%
SSgA Money Market Fund (a). . . . . . . . . . . .     1,006,742          1,007
                                                                    ----------

TOTAL INVESTMENTS  - 99.9%
(identified cost $24,478)(b). . . . . . . . . . . . . . . . . .         23,745
                                                                    ----------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2) . . . . . . . . . . . .             18
Receivable from Adviser (Note 4). . . . . . . . . . . . . . . .             53
Receivable for investments sold . . . . . . . . . . . . . . . .             42
Other assets. . . . . . . . . . . . . . . . . . . . . . . . . .              4
Liabilities (Note 4)  . . . . . . . . . . . . . . . . . . . . .            (91)
                                                                    ----------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.1%. . . . . . . . . . . . . . . . . . . . . . . . . . .             26
                                                                    ----------

NET ASSETS - 100.0% . . . . . . . . . . . . . . . . . . . . . .     $   23,771
                                                                    ----------
                                                                    ----------


12  Annual Report

SSgA LIFE SOLUTIONS

INCOME AND GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                                     MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------
NET ASSETS CONSIST OF:
Undistributed net investment income . . . . . . . . . . . . . .     $      414
Accumulated net realized gain (loss). . . . . . . . . . . . . .             75
Unrealized appreciation (depreciation) on investments . . . . .           (733)
Shares of beneficial interest . . . . . . . . . . . . . . . . .              2
Additional paid-in capital. . . . . . . . . . . . . . . . . . .         24,013
                                                                    ----------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .     $   23,771
                                                                    ----------
                                                                    ----------

NET ASSET VALUE, offering and redemption price per share
   ($23,771,131 divided by 1,878,669 shares of $.001 par value
   shares of beneficial interest outstanding) . . . . . . . . .     $    12.65
                                                                    ----------
                                                                    ----------

(a)  At cost, which approximates market.
(b)  See Note 2 for federal income tax information.



The accompanying notes are an integral part of the financial statements.


                                                             Annual Reports  13

SSgA LIFE SOLUTIONS

INCOME AND GROWTH FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                                   Amounts
                                                                                                                 in thousands
INVESTMENT INCOME:
  Income distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $       672

EXPENSES (Notes 2 and 4):
  Distribution fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $      10
  Fund accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  51
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   6
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 140
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (53)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  87
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 585
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 152
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .                 600                 752
                                                                                          --------------      --------------

Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                (956)
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (204)
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .         $       381
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.


14  Annual Report

SSgA LIFE SOLUTIONS

INCOME AND GROWTH FUND

                                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          For the Fiscal Years Ended August 31,


                                                                                                  Amounts in thousands

                                                                                                  1998                1997*
                                                                                               ----------          ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $      585          $        4
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 752                  --
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                (956)                223
                                                                                              ----------          ----------
     Net increase (decrease) in net assets resulting from operations . . . . . . . .                 381                 227
                                                                                              ----------          ----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (483)                 --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                (376)                 --
                                                                                              ----------          ----------
     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .                (859)                 --
                                                                                              ----------          ----------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
     Fund share transactions (Note 5). . . . . . . . . . . . . . . . . . . . . . . .              10,270              13,752
                                                                                              ----------          ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .               9,792              13,979

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,979                  --
                                                                                              ----------          ----------
  End of period (including undistributed net investment income of
     of $414 and $4, respectively) . . . . . . . . . . . . . . . . . . . . . . . . .          $   23,771          $   13,979
                                                                                              ----------          ----------
                                                                                              ----------          ----------

* For the period July 1, 1997 (commencement of operations) to August 31, 1997.




The accompanying notes are an integral part of the financial statements.


                                                              Annual Report  15

SSgA LIFE SOLUTIONS

INCOME AND GROWTH FUND

                                                                                                        FINANCIAL HIGHLIGHTS
                                          The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                 1998                1997*
                                                                                              ----------          ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .          $    12.93          $    12.68
                                                                                              ----------          ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .46                  --
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .                 .40(d)               --
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                (.41)                .25
                                                                                              ----------          ----------
     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . .                 .45                 .25
                                                                                              ----------          ----------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.41)                 --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                (.32)                 --
                                                                                              ----------          ----------
     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.73)                 --
                                                                                              ----------          ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .          $    12.65          $    12.93
                                                                                              ----------          ----------
                                                                                              ----------          ----------

TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                3.53                1.97
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .              23,771              13,979

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . . . . . . . . . . . . . .                 .45                 .35
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . .                 .72                1.14
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                3.00                 .16
  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .               93.28              106.68

* For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1997 are annualized.
(c) See Note 4 for current period amounts.
(d) Calculation is based on average month-end shares outstanding.


16  Annual Report

SSgA LIFE SOLUTIONS

BALANCED FUND

                                                        STATEMENT OF NET ASSETS
                                                                August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

INVESTMENTS
DOMESTIC EQUITIES - 39.0%
SSgA Matrix Equity Fund (Note 4). . . . . . . . .     1,449,096     $   22,722
SSgA S&P 500 Index Fund . . . . . . . . . . . . .       396,702          7,704
SSgA Small Cap Fund . . . . . . . . . . . . . . .       312,879          4,994
                                                                    ----------

                                                                        35,420
                                                                    ----------

INTERNATIONAL EQUITIES - 15.4%
SSgA Active International Fund (Note 4) . . . . .     1,235,620         11,417
SSgA Emerging Markets Fund. . . . . . . . . . . .       397,990          2,595
                                                                    ----------

                                                                        14,012
                                                                    ----------

BONDS - 42.9%
SSgA Bond Market Fund (Note 4). . . . . . . . . .     3,007,473         31,127
SSgA Intermediate Fund (Note 4) . . . . . . . . .       777,060          7,802
                                                                    ----------

                                                                        38,929
                                                                    ----------

SHORT-TERM ASSETS - 2.7%
SSgA Money Market Fund (a). . . . . . . . . . . .     2,488,469          2,488
                                                                    ----------

TOTAL INVESTMENTS - 100.0%
(identified cost $96,271)(b). . . . . . . . . . . . . . . . . .         90,849
                                                                    ----------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2) . . . . . . . . . . . .             18
Receivable for investments sold . . . . . . . . . . . . . . . .             56
Other assets. . . . . . . . . . . . . . . . . . . . . . . . . .             11
Liabilities (Note 4)  . . . . . . . . . . . . . . . . . . . . .           (130)
                                                                    ----------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.0%  . . . . . . . . . . . . . . . . . . . . . . . . . .            (45)
                                                                    ----------
NET ASSETS - 100.0% . . . . . . . . . . . . . . . . . . . . . .     $   90,804
                                                                    ----------
                                                                    ----------


18  Annual Report

SSgA LIFE SOLUTIONS
BALANCED FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                                        MARKET
                                                                        VALUE
                                                                        (000)
                                                                     ----------
NET ASSETS CONSIST OF:
Undistributed net investment income . . . . . . . . . . . . . .     $    1,206
Accumulated net realized gain (loss). . . . . . . . . . . . . .            353
Unrealized appreciation (depreciation) on investments . . . . .         (5,422)
Shares of beneficial interest . . . . . . . . . . . . . . . . .              7
Additional paid-in capital. . . . . . . . . . . . . . . . . . .         94,660
                                                                    ----------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .     $   90,804
                                                                    ----------
                                                                    ----------

NET ASSET VALUE, offering and redemption price per share:
  ($90,803,920 divided by 7,010,274 shares of $.001 par value
  shares of beneficial interest outstanding). . . . . . . . . .     $    12.95
                                                                    ----------
                                                                    ----------

(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.



The accompanying notes are an integral part of the financial statements.


                                                              Annual Report  19

SSgA LIFE SOLUTIONS

BALANCED FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                                   Amounts
                                                                                                                 in thousands
INVESTMENT INCOME:
  Income distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,980

EXPENSES (Notes 2 and 4):
  Distribution fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           41
  Fund accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  64
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  93
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  35
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   6
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  26
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 296
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,684
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 668
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .               3,159               3,827
                                                                                          --------------

Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              (6,414)
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,587)
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $         (903)
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.


20  Annual Report

SSgA LIFE SOLUTIONS

BALANCED FUND

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                         For the Fiscal Years Ended August 31,

                                                                                      Amounts in thousands

                                                                                       1998           1997*
                                                                                   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,684     $        6
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . .          3,827             --
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . .         (6,414)           992
                                                                                     ----------     ----------

      Net increase (decrease) in net assets resulting from operations. . . . . .           (903)           998
                                                                                     ----------     ----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (2,063)            --
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . .         (1,900)            --
                                                                                     ----------     ----------
      Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . .         (3,963)            --
                                                                                     ----------     ----------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from
      Fund share transactions (Note 5) . . . . . . . . . . . . . . . . . . . .           48,667         46,005
                                                                                     ----------     ----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . .           43,801         47,003

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .           47,003             --
                                                                                     ----------     ----------
   End of period (including undistributed net investment income of
      $1,206 and $6, respectively) . . . . . . . . . . . . . . . . . . . . . . .     $   90,804     $   47,003
                                                                                     ----------     ----------
                                                                                     ----------     ----------


* For the period July 1, 1997 (commencement of operations) to August 31, 1997.


The accompanying notes are an integral part of the financial statements.


                                                              Annual Report  21

SSgA LIFE SOLUTIONS

BALANCED FUND

                                                                                          FINANCIAL HIGHLIGHTS
                            The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                        1998           1997*
                                                                                     ----------     ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . .     $    13.98     $    13.69
                                                                                     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .              .50             --
   Capital gain distributions from Underlying Funds. . . . . . . . . . . . . .              .56(d)          --
   Net realized and unrealized gain (loss) on investments. . . . . . . . . . .            (1.01)           .29
                                                                                     ----------     ----------

      Total Income From Investment Operations. . . . . . . . . . . . . . . . .              .05            .29
                                                                                     ----------     ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .             (.56)            --
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . .             (.52)            --
                                                                                     ----------     ----------

      Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . .            (1.08)            --
                                                                                     ----------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . .     $    12.95     $    13.98
                                                                                     ----------     ----------
                                                                                     ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              .33           2.12

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . . . . . . . . . . . . . .           90,804         47,003

   Ratios to average net assets (%)(b):
      Operating expenses, net (c). . . . . . . . . . . . . . . . . . . . . . .              .36            .35
      Operating expenses, gross (c). . . . . . . . . . . . . . . . . . . . . .              .36            .49
      Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .             2.07            .07

   Portfolio turnover rate (%)(b). . . . . . . . . . . . . . . . . . . . . . .           101.40          51.61

 *  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1997 are annualized.
(c) See Note 4 for current period amounts.
(d) Calculation is based on average month-end shares outstanding.


22  Annual Report

SSgA LIFE SOLUTIONS

GROWTH FUND

                                                       STATEMENT OF NET ASSETS
                                                               August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

INVESTMENTS
DOMESTIC EQUITIES - 54.3%
SSgA Matrix Equity Fund . . . . . . . . . . . . .     1,184,449   $     18,572
SSgA S&P 500 Index Fund . . . . . . . . . . . . .       324,992          6,311
SSgA Small Cap Fund . . . . . . . . . . . . . . .       256,368          4,092
                                                                    ----------

                                                                        28,975
                                                                    ----------

INTERNATIONAL EQUITIES - 20.9%
SSgA Active International Fund (Note 4) . . . . .       986,491          9,115
SSgA Emerging Markets Fund. . . . . . . . . . . .       316,747          2,065
                                                                    ----------

                                                                        11,180
                                                                    ----------

BONDS - 21.7%
SSgA Bond Market Fund . . . . . . . . . . . . . .       897,340          9,288
SSgA Intermediate Fund. . . . . . . . . . . . . .       230,840          2,318
                                                                    ----------

                                                                        11,606
                                                                    ----------

SHORT-TERM ASSETS - 3.2%
SSgA Money Market Fund (a). . . . . . . . . . . .     1,721,024          1,721
                                                                    ----------

TOTAL INVESTMENTS  - 100.1%
(identified cost $59,387)(b). . . . . . . . . . . . . . . . . .         53,482
                                                                    ----------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2) . . . . . . . . . . . .             18
Receivable for investments sold . . . . . . . . . . . . . . . .             26
Other assets. . . . . . . . . . . . . . . . . . . . . . . . . .              9
Liabilities (Note 4). . . . . . . . . . . . . . . . . . . . . .           (103)
                                                                    ----------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.1%)  . . . . . . . . . . . . . . . . . . . . . . . . .            (50)
                                                                    ----------

NET ASSETS - 100.0% . . . . . . . . . . . . . . . . . . . . . .     $   53,432
                                                                    ----------
                                                                    ----------


24  Annual Report

SSgA LIFE SOLUTIONS

GROWTH FUND

                                            STATEMENT OF NET ASSETS, CONTINUED
                                                               August 31, 1998

                                                                      MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------

NET ASSETS CONSIST OF:
Undistributed net investment income . . . . . . . . . . . . . .     $      478
Accumulated net realized gain (loss). . . . . . . . . . . . . .             59
Unrealized appreciation (depreciation) on investments . . . . .         (5,905)
Shares of beneficial interest . . . . . . . . . . . . . . . . .              4
Additional paid-in capital. . . . . . . . . . . . . . . . . . .         58,796
                                                                    ----------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .     $   53,432
                                                                    ----------
                                                                    ----------

NET ASSET VALUE, offering and redemption price per share:
   ($ 53,431,736 divided by 4,103,027 shares of $.001 par
   value shares of beneficial interest outstanding) . . . . . .     $    13.02
                                                                    ----------
                                                                    ----------

(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.



The accompanying notes are an integral part of the financial statements.


                                                              Annual Report  25

SSgA LIFE SOLUTIONS

GROWTH FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                                   Amounts
                                                                                                                 in thousands

INVESTMENT INCOME:
  Income distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,036

EXPENSES (Notes 2 and 4):
  Distribution fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           27
  Fund accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  54
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  60
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   6
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
                                                                                          --------------

       Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 218
                                                                                                              --------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 818
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 286
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .               3,706               3,992
                                                                                          --------------

Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              (6,889)
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,897)
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $       (2,079)
                                                                                                              --------------
                                                                                                              --------------




The accompanying notes are an integral part of the financial statements.


26  Annual Report

SSgA LIFE SOLUTIONS

GROWTH FUND

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                         For the Fiscal Years Ended August 31,

                                                                                      Amounts in thousands

                                                                                       1998           1997*
                                                                                   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        818   $          7
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . .            3,992             --
   Net change in unrealized appreciation or depreciation . . . . . . . . . . .           (6,889)           984
                                                                                   ------------   ------------

      Net increase (decrease) in net assets resulting from operations. . . . .           (2,079)           991
                                                                                   ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .             (825)            --
   In excess of net investment income. . . . . . . . . . . . . . . . . . . . .           (1,350)            --
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . .           (2,112)            --
                                                                                   ------------   ------------

      Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . .           (4,287)            --
                                                                                   ------------   ------------
FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from
      Fund share transactions (Note 5) . . . . . . . . . . . . . . . . . . . .           16,195         42,612
                                                                                   ------------   ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . .            9,829         43,603

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .           43,603             --
                                                                                   ------------   ------------
   End of period (including undistributed net investment income of
      $478 and $7, respectively) . . . . . . . . . . . . . . . . . . . . . . . .   $     53,432   $     43,603
                                                                                   ------------   ------------
                                                                                   ------------   ------------

* For the period July 1, 1997 (commencement of operations) to August 31, 1997.




The accompanying notes are an integral part of the financial statements.


                                                              Annual Report  27

SSgA LIFE SOLUTIONS

GROWTH FUND

                                                                                          FINANCIAL HIGHLIGHTS
                            The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                        1998           1997*
                                                                                     ----------     ----------


NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . .     $    14.79     $    14.44
                                                                                     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .            .38             --
   Capital gain distributions from Underlying Funds. . . . . . . . . . . . . . .           1.02(d)          --
   Net realized and unrealized gain (loss) on investments. . . . . . . . . . . .          (1.77)           .35
                                                                                     ----------     ----------

      Total Income From Investment Operations. . . . . . . . . . . . . . . . . .           (.37)           .35
                                                                                     ----------     ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (.27)            --
   In excess of net investment income. . . . . . . . . . . . . . . . . . . . . .           (.44)            --
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . .           (.69)            --
                                                                                     ----------     ----------

      Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1.40)            --
                                                                                     ----------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . .     $    13.02     $    14.79
                                                                                     ----------     ----------
                                                                                     ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2.68)          2.42

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . . . . . . . . . . . . . . .         53,432         43,603

   Ratios to average net assets (%)(b):
      Operating expenses, net (c)  . . . . . . . . . . . . . . . . . . . . . . .            .41            .35
      Operating expenses, gross (c)  . . . . . . . . . . . . . . . . . . . . . .            .41            .54
      Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .           1.52            .09

   Portfolio turnover rate (%)(b). . . . . . . . . . . . . . . . . . . . . . . .          67.66          39.49


 *  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1997 are annualized.
(c) See Note 4 for current period amounts.
(d) Calculation is based on average month-end shares outstanding.


28  Annual Report

SSgA

LIFE SOLUTIONS FUNDS

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1998

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on three portfolios, the SSgA Life Solutions Income and Growth Fund, Balanced Fund and Growth Fund (the "Funds"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

                                                                       ASSET ALLOCATION RANGES
                                                          --------------------------------------------
                                                           INCOME AND
           ASSET CLASS/UNDERLYING FUND                     GROWTH FUND    BALANCED FUND    GROWTH FUND
      ---------------------------------------------       -------------   -------------    -----------
        EQUITIES                                              20 - 60%      40 - 80%         60 - 100%
           US Equities
              SSgA S&P 500 Index Fund
              SSgA Matrix Equity Fund
              SSgA Small Cap Fund
              SSgA Growth and Income Fund
           International Equities*                             15%*            20%*            25%*
              SSgA Active International Fund
              SSgA Emerging Markets Fund
        BONDS                                                 40 - 80%      20 - 60%          0 - 40%
              SSgA Bond Market Fund
              SSgA Intermediate Fund
        SHORT-TERM ASSETS                                     0 - 20%        0 - 20%          0 - 20%
              SSgA Yield Plus Fund
              SSgA Money Market Fund
              SSgA US Government Money Market


     * International equities are included in the total equity exposure indicated above and will not exceed the listed percentages.


                                                              Annual Report  29

SSgA

LIFE SOLUTIONS FUNDS

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     OBJECTIVES OF THE UNDERLYING FUNDS:

     The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds (except Tax Free Money Market). The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

     SSgA S&P 500 INDEX FUND: To seek to replicate the total return of the S&P 500 Index.

     SSgA MATRIX EQUITY FUND: To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

     SSgA SMALL CAP FUND: To maximize total return through investment in equity securities; under normal market conditions, at least 65% of total assets will be invested in securities of smaller capitalized issuers.

     SSgA GROWTH AND INCOME FUND: To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

     SSgA ACTIVE INTERNATIONAL FUND: To provide long-term capital growth by investing primarily in securities of foreign issuers.

     SSgA EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

     SSgA BOND MARKET FUND: To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB" Index").

     SSgA INTERMEDIATE FUND: To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

     SSgA YIELD PLUS FUND: To seek high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

     SSgA MONEY MARKET FUND: To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

     SSgA US GOVERNMENT MONEY MARKET FUND: To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.


30  Annual Report

SSgA

LIFE SOLUTIONS FUNDS

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

     SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

     SECURITIES TRANSACTIONS: Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

     The Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:



                                                                                      NET
                                                                                   UNREALIZED
                               FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
                                   COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                              --------------   --------------   --------------   --------------
       Income and Growth Fund  $  24,501,916   $      480,440   $   (1,237,356)  $     (756,916)
       Balanced Fund              96,623,697        1,283,474       (7,058,171)      (5,774,697)
       Growth Fund                59,576,711          357,803       (6,452,514)      (6,094,711)




                                                              Annual Report  31

SSgA

LIFE SOLUTIONS FUNDS

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

     The following reclassifications have been made at August 31, 1998:

                               UNDISTRIBUTED    ACCUMULATED     ADDITIONAL
                               NET INVESTMENT   NET REALIZED      PAID-IN
                                   INCOME        GAIN (LOSS)      CAPITAL
                               --------------   ------------   ------------
       Income and Growth Fund  $      307,706   $   (301,691)  $     (6,015)
       Balanced Fund                1,579,716     (1,573,701)        (6,015)
       Growth Fund                  1,827,571     (1,821,556)        (6,015)

     EXPENSES: The Funds will pay all of their expenses other than those expressly assumed by the Adviser and the Administrator. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

     DEFERRED ORGANIZATION EXPENSES: The Funds have incurred expenses in connection with their organization and initial registration. These costs have been deferred and are being amortized over sixty months on a straight-line basis.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases and sales of investment securities aggregated to the following:

                                   PURCHASES        SALES
                                 ------------   ------------
       Income and Growth Fund    $ 28,196,818   $ 17,653,615
       Balanced Fund              124,925,736     78,416,218
       Growth Fund                 51,266,576     35,137,325


32  Annual Report

SSgA

LIFE SOLUTIONS FUNDS

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. The Funds will not be charged a fee by the Adviser. However, each Fund, as a shareholder in the Underlying Funds, will bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. For the year ended August 31, 1998, the Adviser voluntarily agreed to reimburse the Funds for all expenses (except 12b-1 distribution and shareholder servicing expenses) in excess of .30% of average daily net assets on an annual basis.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to the percentages, stated below, of their average aggregate daily net assets. The Funds will not be charged a fee by the Administrator. Instead, the Administrator will assess administration fees on the Underlying Funds. Each Fund will pay indirectly its proportionate share of the following: All Underlying Funds (except Active International and Emerging Markets) up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; and over $1 billion - .03%. Active International and Emerging Markets to and including $500 million - .07%; over $500 million to and including $1 billion - .06%; over $1 billion to and including $1.5 billion - .04%; and over $1.5 billion - .03%.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     The percentage of the fee paid by the each Underlying Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Underlying Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios, including the Funds. Further, the administration fee paid by the Underlying Funds will be reduced by the sum of certain distribution related expenses (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5%, for the period January 1, 1998 to August 31, 1998 of the asset-based administration fee listed above).

     DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of the Administrator, serves as distributor for all Investment Company portfolio shares, including the Funds.


                                                               Annual Report  33

SSgA

LIFE SOLUTIONS FUNDS

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     The Funds and Underlying Funds have also adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Funds and Underlying Funds' average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity that is intended to result in the sale and retention of the Funds and Underlying Fund shares including: (1) payments made to certain broker-dealers, investments advisors and other third party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

     Payments to Distributor, as well as payments to Service Organizations from a Fund, are not permitted by the Plan to exceed .25% of a Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

     The Funds have entered into service agreements with State Street Solutions ("Solutions"), State Street Brokerage Services, Inc. ("SSBSI"), the State Street Retirement Investment Division ("RIS"), (collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .13%, .13%, and .13%, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. The Funds were charged shareholder servicing expenses by Solutions, SSBSI and RIS as follows:



                                                    STATE STREET        STATE STREET
                                   STATE STREET       BROKERAGE           RETIREMENT
                                    SOLUTIONS      SERVICES, INC.    INVESTMENT DIVISION
                                  --------------   ---------------   -------------------
       Income and Growth Fund           $15,640            $4,056                $ 2,008
       Balanced Fund                     59,676             2,293                 30,747
       Growth Fund                       55,672               573                  3,390


     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all the Funds based upon their relative net assets.


34  Annual Report

SSgA

LIFE SOLUTIONS FUNDS

                                      NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                               August 31, 1998

     ACCRUED FEES PAYABLE TO AFFILIATES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

                                    INCOME AND    BALANCED        GROWTH
                                   GROWTH FUND      FUND           FUND
                                   -----------   -----------    -----------
       Fund accounting fees        $    5,448     $    5,722     $    5,779
       Distribution fees                8,696         38,470         23,176
       Shareholder servicing fees       2,791         11,089         10,546
                                  -----------    -----------    -----------
                                   $   16,935     $   55,281     $   39,501
                                  -----------    -----------    -----------
                                  -----------    -----------    -----------

     BENEFICIAL INTEREST: In the Income and Growth Fund, as of August 31, 1998, three shareholders (two who were also affiliates of the Investment Company) were record owners of approximately 64%, 23% and 13%, respectively, of the total outstanding shares of the Fund. In the Balanced Fund, as of August 31, 1998, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 59% and 38%, respectively, of the total outstanding shares of the Fund. In the Growth Fund, as of August 31, 1998, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 91% of the total outstanding shares of the Fund.

     TRANSACTIONS WITH AFFILIATED COMPANIES: An affiliated company is a company in which a fund has ownership of at least 5% of voting securities. Transactions during the period with Funds which are or were affiliates are as follows:


                                              PURCHASE        SALES        DIVIDEND
               AFFILIATE                        COST           COST         INCOME
                                           ------------   ------------   ------------
       INCOME AND GROWTH FUND
         SSgA Bond Market Fund             $ 11,441,404   $    690,775   $    421,300
                                           ------------   ------------   ------------
                                           ------------   ------------   ------------

       BALANCED FUND
         SSgA Matrix Equity Fund           $ 24,741,679   $  5,865,132   $  2,614,065
         SSgA Active International Fund      12,729,884      2,223,686        364,421
         SSgA Bond Market Fund               30,117,899      4,048,089      1,128,153
         SSgA Intermediate Fund               7,606,063      3,550,660        341,723
                                           ------------   ------------   ------------
                                           $ 75,195,525   $ 15,687,567   $  4,448,362
                                           ------------   ------------   ------------
                                           ------------   ------------   ------------

       GROWTH FUND
         SSgA Active International Fund    $ 10,735,631   $ 13,902,066   $    397,586
                                           ------------   ------------   ------------
                                           ------------   ------------   ------------


     The market values of the above transactions are shown on the accompanying Statements of Net Assets.


                                                              Annual Report  35

SSgA

LIFE SOLUTIONS FUNDS

                                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                                August 31, 1998

5.   FUND SHARE TRANSACTIONS

                                                        (AMOUNTS IN THOUSANDS)
                                                    FOR THE YEAR ENDED AUGUST 31,
                                       --------------------------------------------------------
                                                  1998                          1997*
                                       --------------------------    --------------------------
     INCOME AND GROWTH FUND               SHARES        DOLLARS         SHARES        DOLLARS
                                       -----------    -----------    -----------    -----------
     Proceeds from shares sold               1,006        $13,056          1,104        $14,055
     Proceeds from reinvestment
       of distributions                         69            858             --             --
     Payments for shares redeemed             (278)        (3,644)           (23)          (303)
                                       -----------    -----------    -----------    -----------

     Total net increase (decrease)             797        $10,270          1,081        $13,752
                                       -----------    -----------    -----------    -----------
                                       -----------    -----------    -----------    -----------

     BALANCE FUND
     Proceeds from shares sold               4,038        $54,512          3,654        $50,095
     Proceeds from reinvestment
       of distributions                        306          3,963             --             --
     Payments for shares redeemed             (697)        (9,808)          (292)        (4,090)
                                       -----------    -----------    -----------    -----------

     Total net increase (decrease)           3,647        $48,667          3,362        $46,005
                                       -----------    -----------    -----------    -----------
                                       -----------    -----------    -----------    -----------

     GROWTH FUND
     Proceeds from shares sold               1,118        $16,120          3,000        $43,384
     Proceeds from reinvestment
       of distributions                        323          4,287             --             --
     Payments for shares redeemed             (287)        (4,212)           (51)          (772)
                                       -----------    -----------    -----------    -----------

     Total net increase (decrease)           1,154        $16,195          2,949        $42,612
                                       -----------    -----------    -----------    -----------
                                       -----------    -----------    -----------    -----------


*    For the period July 1, 1997 (Commencement of operations) to
     August 31, 1997.


36  Annual Report

SSgA

LIFE SOLUTIONS FUNDS

                                                                TAX INFORMATION
                                                    August 31, 1998 (Unaudited)

The Funds paid the following distributions from net long-term capital gains during its taxable year ended August 31, 1998. Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as 20% capital gain dividends for their taxable year ended August 31, 1998.

                                                       20%
                                       TOTAL       DESIGNATION
                                   ------------   ------------
     Income and Growth Fund        $    298,274   $    104,135
     Balanced Fund                    1,585,713        551,297
     Growth Fund                      1,884,160        657,999

Please consult a tax advisor for questions about federal or state income tax laws.


                                                              Annual Report  37

SSgA LIFE SOLUTIONS FUNDS
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109


38  Annual Report

                         SSgA-Registered Trademark- Funds

                                 MONEY MARKET FUND

                                   Annual Report

                                  August 31, 1998


                                 Table of Contents

                                                                           Page

Chairman's Letter . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4

Portfolio Management Discussion and Analysis  . . . . . . . . . . . . . . .  6

Report of Independent Accountants . . . . . . . . . . . . . . . . . . . . .  8

Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . 19

Fund Management and Service Providers . . . . . . . . . . . . . . . . . . . 23


"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Money Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA MONEY MARKET FUND

MANAGEMENT OF THE FUNDS






                                Nicholas A. Lopardo
                        Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Ms. Lisa Hatfield, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Money Market Fund since January 1998. Ms. Hatfield has been with State Street since 1986 and has managed several money market funds since 1987. She received a BS from Suffolk University. There are 10 other portfolio managers working with Ms. Hatfield.


                                                               Annual Report  5

SSgA MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS



OBJECTIVE:  Maximize current income; preservation of capital and liquidity.

INVESTS IN: High quality money market instruments, including certificates of deposit, time deposits, bankers acceptances, commercial paper, corporate medium-term notes, US Government Treasury and Agency notes, and repurchase agreements.

STRATEGY:   Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

   DATES         MONEY MARKET  SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX**
                     $10,000                     $10,000
       1989          $10,919                     $10,848
       1990          $11,846                     $11,732
       1991          $12,685                     $12,501
       1992          $13,278                     $13,033
       1993          $13,709                     $13,434
       1994          $14,168                     $13,911
       1995          $14,950                     $14,687
       1996          $15,752                     $15,473
       1997          $16,583                     $16,285
       1998          $17,480                     $17,136

                     YEARLY PERIODS ENDED AUGUST 31

SSgA
  MONEY MARKET FUND

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   10,541         5.41%
5 Years        $   12,751         4.98%+
10 Years       $   17,474         5.74%+


SALOMON BROTHERS
  3-MONTH TREASURY BILL INDEX

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $   10,522         5.22%
5 Years        $   12,757         4.99%+
10 Years       $   17,130         5.53%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

The Fund had a one-year total return of 5.41% for the fiscal year ended August 31, 1998. This compares favorably to the return of 5.22% for the same period for the benchmark of the Fund, the Salomon Brothers 3-Month Treasury Bill Index.
The Fund's performance is net of fund operating expenses, whereas Index results do not include expenses of any kind. The Salomon Brothers 3-Month Treasury Bill Index was chosen as a standard, well-known representation of money market rates.

Effects of the Asian crisis, which began in October 1997, had many economists predicting a global slowdown in growth and increased deflationary pressures. Viewed as a "safe haven", yields on US Treasury securities flattened, with the two-year, 10-year and 30-year falling 13, 36, and 48 basis points, respectively, during the fourth quarter. Although the Federal Reserve Open Market Committee
(FOMC) maintained a "tightening bias" throughout the second half of 1997, turmoil in the Asian region reduced the need to


6  Annual Report

SSgA MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


raise the Federal Funds rate in response to strong domestic growth. Market participants, as well as the Federal Reserve, were forced to take a wait-and-see approach on the economic situation. As year end approached, signs were already appearing that some slowdown in growth would reach American soil.

In the first quarter of 1998, GDP advanced at an annualized rate of 5.4% while the unemployment rate stood at 4.6%. Domestic economic releases confirmed strong growth and a non-inflationary environment. Although the domestic backdrop showed signs of an overheating economy, rising uncertainty of the Asian epidemic served to keep the Fed on hold. Chairman Greenspan confirmed this dichotomy in testimonies before Congress, praising the economy's performance but warned against impending fallout from Asia. These comments made by the Federal Reserve set the markets in a trading range which has persisted throughout the rest of the fiscal year. For the year, one- and 30-year Treasuries fell 29 and 115 basis points, respectively. During the second quarter of 1998, impact from Asian trade drag came full force as GDP advanced only 1.6%. Underlying fundamentals for domestic growth persisted. High levels of consumer confidence and strong consumer and capital spending, combined with unemployment of 4.3% inspired a tightening bias.

MARKET AND PORTFOLIO HIGHLIGHTS

In the last year, the SSgA Money Market Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in high quality investments and providing competitive returns. The Fund's net assets have trended higher, increasing by 27% over the past year, with new cash flows invested in a combination of fixed and floating rate securities. During this period, the Manager felt the Fed was on hold and that the flatness of the yield curve would persist, making floating rate securities more attractive. The Fund's investment strategy concentrated primarily on indices such as one- and three-month LIBOR (London Interbank Offering Rate), with a small allocation based on Fed Funds and Prime rates. The average maturity of the Fund ranged from 56 to 63 days over the last year, as the Fund selectively purchased one-year securities to extend its average days to maturity.


--------------------------------------------------------------------------------

TOP FIVE HOLDINGS (BY INVESTMENT TYPE,
AS A PERCENT OF TOTAL INVESTMENTS)                         AUGUST 31, 1998
Corporate Bonds and Notes                                       32.5%
Domestic Commercial Paper                                       22.4
Yankee Certificates of Deposit                                  21.2
Repurchase Agreements                                            5.9
Eurodollar Time Deposits                                         5.5

--------------------------------------------------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

  *  Assumes initial investment on September 1, 1988.

 ** Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

  +  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Money Market Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998

                                        /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
MONEY MARKET FUND

STATEMENT OF NET ASSETS
August 31, 1998


                                                                                                      STATEMENT OF NET ASSETS
                                                                                                              August 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
CORPORATE BONDS AND NOTES - 32.4%
Abbey National Treasury Services PLC (a) . . . . . . . . . . . . . .  $   25,000          5.535%      07/26/99     $   24,981
AVCO Financial Services (MTN)(a) . . . . . . . . . . . . . . . . . .      25,000          5.628       11/17/98         25,000
Bank of America, National (MTN). . . . . . . . . . . . . . . . . . .      75,000          5.570       09/21/98         75,000
Bank of Boston (MTN) . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.600       11/03/98         25,000
Bank of Scotland (MTN)(a). . . . . . . . . . . . . . . . . . . . . .      40,000          5.588       09/22/98         39,999
Bank One Milwaukee N.A.. . . . . . . . . . . . . . . . . . . . . . .      25,000          5.550       01/29/99         24,992
Bayerische Vereinsbank (MTN) . . . . . . . . . . . . . . . . . . . .       2,953          5.250       02/01/99          2,947
Comerica Bank (a). . . . . . . . . . . . . . . . . . . . . . . . . .     100,000          5.558       11/09/98         99,989
Comerica Bank (MTN)(a) . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.552       02/09/99         49,989
Comerica Bank (a). . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.553       06/10/99         24,987
Deutsche Bank AG (a) . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.516       08/16/99         49,967
General Electric Capital Corp. (MTN) (a) . . . . . . . . . . . . . .      25,000          5.610       05/04/99         25,000
General Motors Acceptance Corp. (MTN)(a) . . . . . . . . . . . . . .      25,000          5.568       09/21/98         24,998
Goldman Sachs Group (MTN)(a) . . . . . . . . . . . . . . . . . . . .      50,000          5.688       03/26/99         50,000
IBM Credit Corp. (MTN)(a). . . . . . . . . . . . . . . . . . . . . .      25,000          5.518       07/06/99         24,980
JP Morgan & Co. (MTN). . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.750       03/10/99         50,000
JP Morgan & Co. (a). . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.619       04/05/99         49,991
JP Morgan & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . . . .      30,000          5.542       07/07/99         29,983
Key Bank N.A. (a). . . . . . . . . . . . . . . . . . . . . . . . . .      75,000          5.550       02/24/99         74,968
Liquid Asset Backed Securities Trust (a) . . . . . . . . . . . . . .      38,391          5.656       02/26/99         38,391
Merrill Lynch & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . .      60,000          5.608       10/19/98         59,999
Merrill Lynch & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . .      50,000          5.618       04/06/99         49,997
Merrill Lynch & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . .      25,000          5.608       08/13/99         24,998
Morgan Stanley Dean Witter (a) . . . . . . . . . . . . . . . . . . .      50,000          5.608       10/26/98         50,000
Morgan Stanley Dean Witter (a) . . . . . . . . . . . . . . . . . . .      40,000          5.612       11/06/98         40,000
National Australia Bank, Ltd. (MTN). . . . . . . . . . . . . . . . .      40,000          5.735       10/13/98         39,997
National City Bank, Indianapolis (MTN) . . . . . . . . . . . . . . .      25,000          5.725       04/19/99         24,992
National City Bank, Indiana (a). . . . . . . . . . . . . . . . . . .      25,000          5.546       03/08/99         24,992
National City Bank, Kentucky (a) . . . . . . . . . . . . . . . . . .      25,000          5.542       03/08/99         24,992
Nationsbank Corp. (MTN). . . . . . . . . . . . . . . . . . . . . . .      23,000          5.120       10/05/98         22,991
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .      20,000          5.638       12/01/98         20,000
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .      30,000          6.150       12/14/98         30,000
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .      75,000          5.638       01/05/99         75,000
Nationsbank N.A. (a) . . . . . . . . . . . . . . . . . . . . . . . .      28,000          5.563       12/21/98         27,994
Old Kent Bank & Trust Co. (a). . . . . . . . . . . . . . . . . . . .      25,000          5.650       11/19/98         24,998
Ontario, Province of (MTN) . . . . . . . . . . . . . . . . . . . . .       6,457          7.000       01/27/99          6,491


                                                              Annual Report  9

SSgA
MONEY MARKET FUND



                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
PepsiCo (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   50,000          5.498%      08/19/99     $   49,946
PNC Bank, Pittsburgh (a) . . . . . . . . . . . . . . . . . . . . . .      50,000          5.600       09/02/98         50,000
PNC Bank, Pittsburgh (a) . . . . . . . . . . . . . . . . . . . . . .      25,000          5.526       07/02/99         24,984
PNC Bank, Pittsburgh (a) . . . . . . . . . . . . . . . . . . . . . .      40,000          5.516       08/16/99         39,972
STEERS-A37 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .      48,793          5.648       10/25/11         48,793
Trust Investment Enhanced Return Securities (a). . . . . . . . . . .      50,000          5.671       10/15/03         50,000
Walt Disney Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . . . .      25,000          5.615       02/10/99         24,997
Wells Fargo & Company (MTN)(a) . . . . . . . . . . . . . . . . . . .      25,000          5.543       10/20/98         24,998
Wells Fargo & Company (MTN)(a) . . . . . . . . . . . . . . . . . . .      75,000          5.543       10/26/98         74,992
Westpac Banking (MTN). . . . . . . . . . . . . . . . . . . . . . . .      30,000          5.535       01/22/99         29,995
                                                                                                                   ----------

TOTAL CORPORATE BONDS AND NOTES (cost $1,777,280) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,777,280
                                                                                                                   ----------

DOMESTIC CERTIFICATES OF DEPOSIT - 2.2%
Fleet National Bank. . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.600       11/18/98         50,000
Harris Trust & Savings Bank. . . . . . . . . . . . . . . . . . . . .      70,500          5.560       09/15/98         70,500
                                                                                                                   ----------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (cost $120,500). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     120,500
                                                                                                                   ----------

EURODOLLAR CERTIFICATES OF DEPOSIT - 1.8%
Abbey National PLC . . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.600       12/09/98         50,000
Nationsbank Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.600       09/08/98         50,000
                                                                                                                   ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $100,000). . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000
                                                                                                                   ----------

EURODOLLAR TIME DEPOSITS - 5.5%
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .     175,000          6.000       09/01/98        175,000
Societe Generale . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.875       09/01/98         50,000
Societe Generale . . . . . . . . . . . . . . . . . . . . . . . . . .      75,000          5.600       10/06/98         75,000
                                                                                                                   ----------

TOTAL EURODOLLAR TIME DEPOSITS (cost $300,000). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     300,000
                                                                                                                   ----------

FOREIGN COMMERCIAL PAPER - 4.8%
Abbey National PLC . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.480       02/04/99         24,406
Commerzbank. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.460       02/12/99         48,756

10  Annual Report

SSgA
MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
Commonwealth Bank of Australia . . . . . . . . . . . . . . . . . . .  $   55,000          5.510%      09/17/98     $   54,865
Cregem North American, Inc.. . . . . . . . . . . . . . . . . . . . .      50,000          5.510       09/11/98         49,923
Nordbanken NA, Inc. (MTN). . . . . . . . . . . . . . . . . . . . . .      58,000          5.530       10/19/98         57,572
Unifunding Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.510       10/15/98         24,833
                                                                                                                   ----------

TOTAL FOREIGN COMMERCIAL PAPER (cost $260,355). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     260,355
                                                                                                                   ----------

DOMESTIC COMMERCIAL PAPER - 22.3%
Asset Securitization Cooperative Corp. . . . . . . . . . . . . . . .      75,000          5.540       09/02/98         74,988
Asset Securitization Cooperative Corp. . . . . . . . . . . . . . . .      50,000          5.520       09/24/98         49,824
Asset Securitization Cooperative Corp. . . . . . . . . . . . . . . .      55,000          5.520       10/23/98         54,561
Delaware Funding Corp. . . . . . . . . . . . . . . . . . . . . . . .      40,000          5.530       09/10/98         39,945
Delaware Funding Corp. . . . . . . . . . . . . . . . . . . . . . . .      30,000          5.530       10/09/98         29,825
Diageo . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      35,000          5.510       09/11/98         34,946
du Pont (E.I.) de Nemours & Co.. . . . . . . . . . . . . . . . . . .      25,000          5.500       09/03/98         24,992
du Pont (E.I.) de Nemours & Co.. . . . . . . . . . . . . . . . . . .      55,000          5.510       09/22/98         54,823
du Pont (E.I.) de Nemours & Co.. . . . . . . . . . . . . . . . . . .     100,000          5.505       09/25/98         99,633
du Pont (E.I.) de Nemours & Co.. . . . . . . . . . . . . . . . . . .      25,000          5.510       10/08/98         24,858
Falcon Asset Securitization. . . . . . . . . . . . . . . . . . . . .      20,000          5.530       09/08/98         19,978
Falcon Asset Securitization. . . . . . . . . . . . . . . . . . . . .      29,395          5.520       09/10/98         29,354
Falcon Asset Securitization. . . . . . . . . . . . . . . . . . . . .      50,000          5.530       10/15/98         49,662
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .      25,000          5.540       10/13/98         24,838
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .      30,000          5.540       10/20/98         29,774
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .      30,000          5.500       10/28/98         29,739
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .      25,000          5.500       11/02/98         24,763
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .      30,000          5.510       11/10/98         29,679
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .      30,000          5.470       12/09/98         29,549
Goldman Sachs Group L.P. . . . . . . . . . . . . . . . . . . . . . .      50,000          5.510       11/04/98         49,510
Goldman Sachs Group L.P. . . . . . . . . . . . . . . . . . . . . . .      75,000          5.490       11/19/98         74,096
KFW International, Inc.. . . . . . . . . . . . . . . . . . . . . . .      30,000          5.500       09/11/98         29,954
KFW International, Inc.. . . . . . . . . . . . . . . . . . . . . . .      46,000          5.500       09/14/98         45,909
KFW International, Inc.. . . . . . . . . . . . . . . . . . . . . . .      45,000          5.510       09/17/98         44,890
Merrill Lynch & Co., Inc.. . . . . . . . . . . . . . . . . . . . . .      35,000          5.500       12/02/98         34,508
JP Morgan & Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.510       09/14/98         24,950
New Center Asset Trust . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.520       09/22/98         24,920


                                                              Annual Report  11

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MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------

Preferred Receivables Funding Corp.. . . . . . . . . . . . . . . . .  $   20,000          5.540%      09/08/98     $   19,978
Preferred Receivables Funding Corp.. . . . . . . . . . . . . . . . .      23,575          5.530       09/17/98         23,517
Preferred Receivables Funding Corp.. . . . . . . . . . . . . . . . .      20,235          5.530       09/24/98         20,164
Prudential Funding Corp. . . . . . . . . . . . . . . . . . . . . . .      25,000          5.520       09/11/98         24,962
Prudential Funding Corp. . . . . . . . . . . . . . . . . . . . . . .      50,000          5.480       12/09/98         49,248
                                                                                                                   ----------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $1,222,337) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,222,337
                                                                                                                   ----------

TIME DEPOSITS - 2.0%
Chase Manhattan Bank . . . . . . . . . . . . . . . . . . . . . . . .     107,919          6.000       09/01/98        107,919
                                                                                                                   ----------

TOTAL TIME DEPOSITS (cost $107,919) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     107,919
                                                                                                                   ----------

UNITED STATES GOVERNMENT AGENCIES - 1.7%
Federal Farm Credit Bank (MTN) . . . . . . . . . . . . . . . . . . .      10,750          5.650       10/01/98         10,749
Federal Home Loan Mortgage Corp. . . . . . . . . . . . . . . . . . .      60,000          5.420       10/08/98         59,666
Federal Home Loan Mortgage Corp. (a) . . . . . . . . . . . . . . . .      25,000          5.448       01/26/99         24,992
                                                                                                                   ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $95,407). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      95,407
                                                                                                                   ----------

YANKEE CERTIFICATES OF DEPOSIT - 21.2%
Abbey National PLC (MTN) . . . . . . . . . . . . . . . . . . . . . .      35,000          5.540       01/20/99         34,997
Abbey National PLC (MTN) . . . . . . . . . . . . . . . . . . . . . .      30,000          5.550       01/26/99         29,994
Abbey National Treasury Services PLC (MTN) . . . . . . . . . . . . .      15,000          5.580       08/19/99         14,988
Bank of Nova Scotia. . . . . . . . . . . . . . . . . . . . . . . . .      35,000          5.730       10/29/98         35,006
Bank of Nova Scotia. . . . . . . . . . . . . . . . . . . . . . . . .      11,000          5.715       10/30/98         10,996
Bank of Scotland (a) . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.532       08/31/99         49,966
Barclays Bank PLC (a). . . . . . . . . . . . . . . . . . . . . . . .     100,000          5.670       12/16/98         99,985
Barclays Bank PLC. . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.560       02/25/99         24,993
Barclays Bank PLC. . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.645       03/02/99         24,993
Barclays Bank PLC (a). . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.516       06/01/99         49,972
Barclays Bank PLC (a). . . . . . . . . . . . . . . . . . . . . . . .      40,000          5.521       06/02/99         39,976
Bayerische Hypotheken. . . . . . . . . . . . . . . . . . . . . . . .      20,000          5.940       10/22/98         19,998
Bayerische Landesbank (a). . . . . . . . . . . . . . . . . . . . . .      70,000          5.516       05/10/99         69,962
Bayerische Landesbank (a). . . . . . . . . . . . . . . . . . . . . .     100,000          5.521       06/29/99         99,935


12  Annual Report

SSgA
MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------

Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .  $   50,000          5.550%      02/10/99   $     49,989
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.730       04/27/99         24,989
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.670       01/08/99         24,997
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.730       04/16/99         24,993
Dresdner Bank AG . . . . . . . . . . . . . . . . . . . . . . . . . .      40,000          5.510       01/15/99         39,994
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . . . .      16,000          5.710       01/08/99         16,001
National Westminster Bank PLC. . . . . . . . . . . . . . . . . . . .      40,000          5.700       03/31/99         39,978
Royal Bank of Canada . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.600       08/23/99         24,984
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.820       04/30/99         24,989
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.790       05/07/99         24,990
Svenska Handelsbanken (a). . . . . . . . . . . . . . . . . . . . . .      50,000          5.536       06/01/99         49,970
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .      35,000          5.685       07/23/99         34,981
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.610       08/17/99         49,972
Toronto Dominion . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.600       08/17/99         24,984
Westpac Banking (MTN). . . . . . . . . . . . . . . . . . . . . . . .      15,000          5.680       03/04/99         14,996
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .      15,000          5.670       03/26/99         14,996
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .      17,000          5.730       06/09/99         16,992
Westpac Banking (MTN). . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.610       08/17/99         49,973
                                                                                                                   ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $1,158,529). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,158,529
                                                                                                                   ----------

TOTAL INVESTMENTS (amortized cost $5,142,327) - 93.9% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5,142,327
                                                                                                                   ----------

REPURCHASE AGREEMENTS - 5.9%
Agreement with Deutsche Bank of $50,000
  acquired August 31, 1998 at 5.950% to be repurchased at $50,008 on September 1, 1998, collateralized by:
     $49,580 United States Treasury Notes
        5.875% due 03/31/99 valued at $51,055  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000
Agreement with Lehman Brothers of $275,000
  acquired August 31, 1998 at 5.850% to be repurchased at $275,045 on September 1,1998, collateralized by:
     $270,960 United States Treasury Notes
        5.625% due 05/15/01 valued at $280,513 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     275,000
                                                                                                                   ----------

TOTAL REPURCHASE AGREEMENTS (identified cost $325,000). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     325,000
                                                                                                                   ----------


                                                              Annual Report  13

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MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1998


                                                                                                                      VALUE
                                                                                                                      (000)
                                                                                                                    ----------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $5,467,327)(b) - 99.8% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $5,467,327

OTHER ASSETS AND LIABILITIES, NET - 0.2% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,999
                                                                                                                    ----------

NET ASSETS - 100.0%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $5,477,326
                                                                                                                    ----------
                                                                                                                    ----------

(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company


The accompanying notes are an integral part of the financial statements.

14  Annual Report

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MONEY MARKET FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1998

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $    5,142,327
Repurchase agreements (identified cost $325,000)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .             325,000
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              37,779
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,505,106

LIABILITIES
Payables:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       24,310
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .               3,164
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 306
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,780
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    5,477,326
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       (1,918)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,479
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,473,765
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    5,477,326
                                                                                                              --------------
                                                                                                              --------------
NET ASSET VALUE, offering and redemption price per share:
  ($5,477,325,654 divided by 5,479,243,313 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  15

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
                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                                   Amounts
                                                                                                                 in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      289,579

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       12,731
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,533
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 985
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,328
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  56
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 377
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,028
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 394
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 141
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 125
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,698
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             268,881
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 796
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $      269,677
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

16  Annual Report

SSgA
MONEY MARKET FUND

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                         For the Fiscal Years Ended August 31,

                                                                                      Amounts in thousands

                                                                                       1998           1997
                                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    268,881   $    219,867
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . .            796            697
                                                                                   ------------   ------------

      Net increase in net assets resulting from operations . . . . . . . . . . .        269,677        220,564
                                                                                   ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (268,881)      (219,867)
                                                                                   ------------   ------------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from
      Fund share transactions (Note 5) . . . . . . . . . . . . . . . . . . . . .      1,198,365        802,059
                                                                                   ------------   ------------


TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .      1,199,161        802,756

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,278,165      3,475,409
                                                                                   ------------   ------------

End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  5,477,326   $  4,278,165
                                                                                   ------------   ------------
                                                                                   ------------   ------------


The accompanying notes are an integral part of the financial statements.

                                                              Annual Report  17

SSgA
MONEY MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                           The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                      YEAR ENDED AUGUST 31,
                                                                   ----------------------------------------------------------
                                                                      1998        1997        1996        1995        1994
                                                                   ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .   $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                                   ----------  ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .        .0528       .0516       .0524       .0538       .0330

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .       (.0528)     (.0516)     (.0524)     (.0538)     (.0330)
                                                                   ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .  $    1.0000 $    1.0000 $    1.0000 $    1.0000 $    1.0000
                                                                   ----------  ----------  ----------  ----------  ----------
                                                                   ----------  ----------  ----------  ----------  ----------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . . . .         5.41        5.28        5.36        5.52        3.35

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . . . . . . .    5,477,326   4,278,165   3,475,409   2,752,895   3,020,796

   Ratios to average net assets (%):
      Operating expenses . . . . . . . . . . . . . . . . . . . .          .41         .39         .39         .39         .36
      Net investment income. . . . . . . . . . . . . . . . . . .         5.28        5.17        5.20        5.37        3.33


18  Annual Report

SSgA
MONEY MARKET FUND

                                               NOTES TO FINANCIAL STATEMENTS
                                                             August 31, 1998

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional Class A shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of August 15, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1998, the Fund had a net tax basis capital loss carryover of $1,917,639, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003, whichever occurs first.


                                                               Annual Report  19

SSgA
MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $164,813,179,201, $477,139,451, and $163,276,786,000, respectively.

     For the year ended August 31, 1998, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $730,643,096, $290,388,516, and $801,000,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar



20  Annual Report

SSgA
MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration
     Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5%, for the period January 1, 1998 to August 31, 1998 of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $1,272,091, $342,254, $83,611, $158,036, and $34,464, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward


                                                               Annual Report  21

SSgA
MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

     Advisory fees                   $ 2,302,520
     Administration fees                 140,102
     Custodian fees                      243,585
     Distribution fees                   187,910
     Shareholder servicing fees          212,550
     Transfer agent fees                  64,026
     Trustees' fees                       13,863
                                     -----------
                                     $ 3,164,556
                                     -----------
                                     -----------

5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                           (AMOUNTS IN THOUSANDS)
                                       FOR THE YEARS ENDED AUGUST 31,
                                       ------------------------------
                                            1998            1997
                                       -------------   --------------
     Proceeds from shares sold            73,966,529      59,548,475
     Proceeds from reinvestment
        of distributions                     238,349         194,301
     Payments for shares redeemed        (73,006,513)    (58,940,717)
                                       -------------   -------------

     Total net increase (decrease)         1,198,365         802,059
                                       -------------   -------------
                                       -------------   -------------


22  Annual Report

SSgA MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109


                                                               Annual Report  20

                         SSgA-Registered Trademark- Funds

                                MATRIX EQUITY FUND

                                   Annual Report

                                  August 31, 1998


                                 Table of Contents

                                                                           Page

Chairman's Letter  . . . . . . . . . . . . . . . . . . . . . . . . . . .     4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . .     6

Report of Independent Accountants  . . . . . . . . . . . . . . . . . . .     8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .     9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .    15

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .    16

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .    22


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA MATRIX EQUITY FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Matrix Equity Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA MATRIX EQUITY FUND

MANAGEMENT OF THE FUNDS






                                Nicholas A. Lopardo
                       Chairman and Chief Executive Officer

A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Mr. Peter M. Stonberg, CFA, Principal, was the portfolio manager primarily responsible for investment decisions regarding the SSgA Matrix Equity Fund for the fiscal year ended August 31, 1998. Mr. Stonberg joined State Street in 1981. Prior to joining SSgA, he was a securities analyst with the Fidelity group of mutual funds, Director of Research at the Mercantile National Bank in Dallas, and a performance measurement consultant to major pension and endowment funds in the Master Trust Division of State Street Bank and Trust Company. Mr. Stonberg has taught courses in investment and computer disciplines. He is a graduate of Carleton College and holds an MBA from Columbia University. There are seven other portfolio managers working with Mr. Stonberg.


                                                                Annual Report  5

SSgA MATRIX EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:  Provide total returns that exceed over time the S&P 500 Index.

INVESTS IN: Large capitalization US equity securities.

STRATEGY:   The Fund management team uses a quantitative approach to investment management, designed to uncover equity securities which are undervalued, with superior growth potential. This quantitative investment approach involves a modeling process to evaluate vast amounts of financial data and corporate earnings forecasts. This structured and disciplined approach seeks to provide long-term total returns in excess of the S&P 500-Registered Trademark- Index through strong bottom-up stock selection within a risk controlled framework.

[GRAPH]

GROWTH OF $10,000 INVESTMENT

    DATES   MATRIX EQUITY FUND   S&P 500-REGISTERED TRADEMARK INDEX**
Inception*             $10,000              $10,000
      1992              $9,780              $10,093
      1993             $12,152              $11,628
      1994             $12,687              $12,264
      1995             $15,074              $14,895
      1996             $17,285              $17,685
      1997             $24,675              $24,874
      1998             $25,192              $26,887

                     YEARLY PERIODS ENDED AUGUST 31

SSgA
   MATRIX EQUITY FUND

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $     10,209       2.09%
5 Years        $     20,733      15.70%+
Inception      $     25,192      15.74%+

STANDARD & POOR'S-Registered Trademark-
   500 Composite Stock Price Index

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------

1 Year         $     10,809       8.09%
5 Years        $     23,121      18.25%+
Inception      $     26,887      16.90%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

For the fiscal year ended August 31, 1998, the SSgA Matrix Equity Fund had a total return of 2.09% as compared to the S&P 500 Index results of 8.09%. This underperformance was partially caused by the underperformance of stocks within the technology sector, where the Fund held 18.5% in technology, 2.4% greater than the S&P 500 Index weight. The industries within technology with the greatest impact on the Fund's negative performance versus the benchmark were the computer hardware and software industries. Stocks within the consumer staples and cyclicals sectors also contributed to the Fund's negative performance.

The investment process employed by the Fund emphasizes quantitative modeling, which implements an integrated growth and value bottom-up stock selection method designed to outperform the benchmark index over the long-term. While risk controls are used in portfolio construction, the Fund will take controlled positions which deviate from the benchmark in those industries with fair valuations and strong long-term


6  Annual Report

SSgA MATRIX EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


growth prospects. Because value is an integral component of the investment process, the Fund will not be overweighted in stocks which the Manager views to be excessively expensive.

As the Fund's investment process is disciplined and driven from the bottom-up, overall strategy and approach does not deviate during times of underperformance or market volatility. The Fund avoids responding suddenly to the current investment environment through sector timing or top-down thematic investing. It is this unwavering investment philosophy that seeks to add long-term value versus the benchmark. When, in unusually volatile short-term periods, if Fund performance lags the index due to the very nature the process, it is this strong discipline that allows a consistent focus on meeting long-term objectives. This disciplined approach dampened current period Fund returns in industries such as food and beverage, where price momentum continued through the end of the period.

MARKET AND PORTFOLIO HIGHLIGHTS

Over the past twelve months ended August 31, 1998, the US equity market, as measured by the S&P 500 Index, returned to normalcy in terms of volatility. After three years of straight-up, historically unprecedented returns, the equity market corrected in October 1997, primarily driven by the emerging Asian crisis. However, the market soon shrugged off this overseas turmoil, pushing the large cap US stock indices to new records. With many economies virtually collapsing around the Pacific Rim, US corporate profits slowing, and signs of decelerating economic growth around the world, the resilience of the US stock market continued to surprise most investors. However, the stock market peak of July 1998 turned downward at the current fiscal year end. The US equity market is now primarily responding to the continued financial markets crises overseas, and the impacts that are finally being felt on our shores.

In this market environment, the largest of the large cap stocks continued to dominate returns for the S&P 500 Index. As of August 31, 1998, the top 50 largest companies in the Index outperformed the bottom 450 companies by more than 14% year to date. The factors driving this trend include the continued posting of profits by the largest cap US firms, and the liquidity provided by larger entities during this very popular US equity market. It appears that speculation and momentum may be driving the prices of too many securities, given the high absolute multiple of the S&P 500 Index, currently at 27 times next year's earnings, as of August 31, 1998.

At the end of the fiscal year, the SSgA Matrix Equity Fund held 125 stocks with market capitalizations ranging from $784 million to $260 billion, resulting in an average weighted market capitalization of $58 billion. As the Fund's objective is achieved through stock selection with a disciplined investment approach, the portfolio will be fully invested at all times.

--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                            AUGUST 31, 1998
Microsoft Corp.                                                       3.8%
General Electric Co.                                                  3.0
Lucent Technologies, Inc.                                             2.8
AT&T Corp.                                                            2.3
Exxon Corp.                                                           2.1
Pfizer, Inc.                                                          2.1
Nationsbank Corp.                                                     2.0
Amgen, Inc.                                                           1.9
Chase Manhattan Corp.                                                 1.9
Philip Morris Cos., Inc.                                              1.8

--------------------------------------------------------------------------------

                                   ---------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

  * The Fund commenced operations on May 4, 1992. Index comparison began May 1, 1992.

 ** The Standard & Poor's-Registered Trademark- 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard and Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Matrix Equity Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998
                                        /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
MATRIX EQUITY FUND

                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
COMMON STOCKS - 98.9%
BASIC INDUSTRIES - 3.8%
Dow Chemical Co.                                          11,600     $      905
du Pont (E.I.) de Nemours & Co.                           31,500          1,817
Goodrich (B.F.) Co.                                       17,000            460
PPG Industries, Inc.                                      77,000          3,912
Premark International, Inc.                               48,100          1,272
Solutia, Inc.                                            235,600          5,286
USX-U.S. Steel Group                                     166,500          3,486
                                                                     ----------

                                                                         17,138
                                                                     ----------

CAPITAL GOODS - 5.9%
Aeroquip-Vickers, Inc.                                    13,500            544
Caterpillar, Inc.                                        126,400          5,333
Deere & Co.                                              103,600          3,412
General Electric Co.                                     165,700         13,256
Ingersoll-Rand Co.                                        39,800          1,582
National Service Industries, Inc.                         54,700          2,038
                                                                     ----------

                                                                         26,165
                                                                     ----------

CONSUMER BASICS - 19.5%
Abbott Laboratories                                       16,600            639
American Home Products Corp.                              22,400          1,123
Amgen, Inc. (a)                                          140,500          8,571
Arterial Vascular Engineering, Inc. (a)                  123,900          4,306
Becton, Dickinson & Co.                                   80,400          2,678
Bristol-Myers Squibb Co.                                  82,600          8,085
Cardinal Health, Inc.                                     30,700          2,686
Coca-Cola Co. (The)                                      115,900          7,548
Food Lion, Inc. Class B                                   46,500            462
Fort James Corp.                                          17,600            513
General Nutrition Companies, Inc. (a)                     63,500            845
Interstate Bakeries Corp.                                 89,600          2,335
Johnson & Johnson                                         40,700          2,808
Kroger Co. (a)                                            74,000          3,330
Lilly (Eli) & Co.                                         20,900          1,369
McKesson Corp.                                            40,200          3,015
Merck & Co., Inc.                                         48,700          5,646
Pfizer, Inc.                                             101,600          9,449
Philip Morris Cos., Inc.                                 196,100          8,150
Procter & Gamble Co.                                      50,600          3,871
Quaker Oats Co.                                           43,800          2,327
Schering-Plough Corp.                                     12,900          1,109
Suiza Foods Corp. (a)                                     45,300          2,191
Wellpoint Health Networks, Inc. Class A (a)               67,000          3,576
                                                                     ----------

                                                                         86,632
                                                                     ----------

CONSUMER DURABLES - 1.7%
Ford Motor Co.                                            67,200          2,957
General Motors Corp.                                      43,700          2,524
PACCAR, Inc.                                              47,500          1,941
                                                                     ----------

                                                                          7,422
                                                                     ----------

CONSUMER NON-DURABLES - 10.4%
Anheuser-Busch Cos., Inc.                                 80,900          3,732
Avon Products, Inc.                                       13,000            817
Costco Companies, Inc. (a)                                16,100            758
Dayton Hudson Corp.                                       73,700          2,653
Federated Department Stores, Inc. (a)                    146,500          6,382
Home Depot, Inc. (The)                                    17,000            655
Intimate Brands, Inc. Class A                             38,900            720
Lowe's Cos., Inc.                                         87,000          3,050
May Department Stores Co.                                 97,300          5,473
Ross Stores, Inc.                                         39,100          1,422
Sears Roebuck & Co.                                       96,000          4,362
TJX Cos., Inc.                                           308,400          6,881
V.F. Corp.                                                38,700          1,466
Wal-Mart Stores, Inc.                                    135,100          7,937
                                                                     ----------

                                                                         46,308
                                                                     ----------


                                                                Annual Report  9

SSgA
MATRIX EQUITY FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
CONSUMER SERVICES - 1.7%
Carnival Corp. Class A                                    84,000     $    2,426
Disney (Walt) Co.                                         47,100          1,292
Tricon Global Restaurants, Inc. (a)                      107,200          3,973
                                                                     ----------

                                                                          7,691
                                                                     ----------

ENERGY - 6.2%
Amoco Corp.                                               33,500          1,518
Chevron Corp.                                             40,900          3,029
Energy East Corp.                                         31,300          1,409
Exxon Corp.                                              146,700          9,600
Global Industries, Inc. (a)                              337,400          3,163
Mobil Corp.                                               93,200          6,442
Texaco, Inc.                                              47,600          2,645
                                                                     ----------

                                                                         27,806
                                                                     ----------

FINANCE - 14.4%
Allstate Corp.                                           183,800          6,892
American Express Co.                                       1,800            140
American General Corp.                                    19,600          1,259
American International Group, Inc.                        32,850          2,540
AmSouth Bancorp                                           56,250          1,934
BankAmerica Corp.                                         38,800          2,486
Bear Stearns Cos., Inc.                                   16,800            621
Chase Manhattan Corp.                                    159,200          8,438
Citicorp                                                   9,000            973
Comerica, Inc.                                            93,800          4,901
Countrywide Credit Industries, Inc.                       48,400          1,812
Equitable Companies, Inc.                                 17,000            972
First Union Corp.                                         53,100          2,575
FIRSTPLUS Financial Group, Inc. (a)                      207,800          4,727
Lehman Brothers Holdings, Inc.                           109,200          4,300
Marsh & McLennan Cos., Inc.                                5,950            289
Morgan Stanley, Dean Witter, Discover and Co.            114,200          6,631
NationsBank Corp.                                        155,100          8,841
Republic of New York Corp.                                68,200          2,813
Travelers, Inc.                                           24,800          1,100
                                                                     ----------

                                                                         64,244
                                                                     ----------

GENERAL BUSINESS - 3.6%
AccuStaff, Inc. (a)                                      127,500          1,594
American Greetings Corp. Class A                          21,500            787
Belo (A.H.) Corp. Class A                                    200              4
Computer Sciences Corp.                                   26,700          1,510
Gannett Co., Inc.                                         76,100          4,490
SBC Communications, Inc.                                 107,238          4,075
Valassis Communications, Inc. (a)                        118,000          3,518
                                                                     ----------

                                                                         15,978
                                                                     ----------

SHELTER - 0.3%
USG Corp.                                                 29,900          1,286
                                                                     ----------

                                                                          1,286
                                                                     ----------

TECHNOLOGY - 21.8%
Autodesk, Inc.                                            90,200          2,108
BMC Software, Inc. (a)                                    59,800          2,542
Cadence Design Systems, Inc. (a)                          90,200          1,905
Cisco Systems, Inc. (a)                                   26,000          2,129
Computer Associates International, Inc.                   67,750          1,829
EMC Corp. (a)                                             59,200          2,675
General Dynamics Corp.                                    52,400          2,492
General Instrument Corp. (a)                              57,900          1,151
Guidant Corp.                                             61,900          3,822
Honeywell, Inc.                                           69,400          4,338
Intel Corp.                                               70,200          4,997
International Business Machines Corp.                     37,400          4,212


10  Annual Report

                                                                 August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
Lexmark International Group, Inc. Class A (a)             87,400     $    5,293
Lockheed Martin Corp.                                     50,000          4,372
Lucent Technologies, Inc.                                178,000         12,616
Microsoft Corp. (a)                                      177,200         17,000
Oracle Systems Corp. (a)                                 198,800          3,964
Storage Technology Corp. (a)                              69,200          1,505
Tandy Corp.                                               53,700          2,930
Unisys Corp. (a)                                         131,000          2,350
United Technologies Corp.                                 77,100          5,595
Xerox Corp.                                               80,100          7,034
                                                                     ----------

                                                                         96,859
                                                                     ----------

TRANSPORTATION - 0.4%
Trinity Industries, Inc.                                  56,100          1,697
                                                                     ----------

                                                                          1,697
                                                                     ----------

UTILITIES - 9.2%
Ameritech Corp.                                          134,600          6,343
AT&T Corp.                                               200,900         10,070
Bell Atlantic Corp.                                      160,598          7,086
BellSouth Corp.                                           61,600          4,223
DTE Energy Co.                                            20,000            843
GPU, Inc.                                                 32,300          1,213
GTE Corp.                                                 31,400          1,570
PP&L Resources, Inc.                                      59,100          1,393
Public Service Enterprise Group, Inc.                     87,300          3,197
U.S. West Communications Group                           100,300          5,216
                                                                     ----------

                                                                         41,154
                                                                     ----------

TOTAL COMMON STOCKS
(cost $443,102)                                                         440,380
                                                                     ----------

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

SHORT-TERM INVESTMENTS - 1.5%
AIM Short Term Investment
Treasury Portfolio Class A (b)                        $       31     $       31
Federated Investors Prime
Obligations Fund (b)                                       6,668          6,668
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,699)                                                             6,699
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $449,801)(c) - 100.4%                                  447,079
OTHER ASSETS AND LIABILITIES,
NET - (0.4%)                                                             (2,002)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  445,077
                                                                     ----------
                                                                     ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  11

SSgA
MATRIX EQUITY FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1998

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $449,801)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      447,079
Cash  . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,000
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 711
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,147
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 168
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             456,105

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        9,490
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 892
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 611
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  35
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,028
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      445,077
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,038
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              74,290
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              (2,722)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  28
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             372,443
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      445,077
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($445,076,733 divided by 28,389,023 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        15.68
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

12  Annual Report

SSgA
MATRIX EQUITY FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                                  Amounts in
                                                                                                                  thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        8,437

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,831
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 155
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 137
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 189
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  43
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 439
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 107
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,974
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,469)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,505
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,932
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              93,449
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .             (86,774)
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,675
                                                                                                              --------------


Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       11,607
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  13

SSgA
MATRIX EQUITY FUND

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                         For the Fiscal Years Ended August 31,

                                                                                      Amounts in thousands

                                                                                       1998           1997
                                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      4,932   $      4,705
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . .         93,449         61,309
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . .        (86,774)        61,311
                                                                                   ------------   ------------

      Net increase (decrease) in net assets resulting from operations. . . . . .         11,607        127,325
                                                                                   ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (5,051)        (4,696)
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . .        (74,385)       (22,485)
                                                                                   ------------   ------------

      Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . .        (79,436)       (27,181)
                                                                                   ------------   ------------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from
      Fund share transactions (Note 5) . . . . . . . . . . . . . . . . . . . . .         83,509         67,365
                                                                                   ------------   ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .         15,680        167,509

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        429,397        261,888
                                                                                   ------------   ------------
   End of period (including undistributed net investment income of
      $1,038 and $1,157, respectively) . . . . . . . . . . . . . . . . . . . . .   $    445,077   $    429,397
                                                                                   ------------   ------------
                                                                                   ------------   ------------


The accompanying notes are an integral part of the financial statements.

14  Annual Report

SSgA
MATRIX EQUITY FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                           The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    YEAR ENDED AUGUST 31,
                                                                   ----------------------------------------------------------
                                                                      1998        1997        1996        1995        1994
                                                                   ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .   $    18.41  $    14.13  $    13.93  $    12.06  $    11.95
                                                                   ----------  ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .          .17         .21         .24         .28         .24
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . . . . . . . .          .29        5.43        1.64        1.93         .28
                                                                   ----------  ----------  ----------  ----------  ----------

      Total Income From Investment Operations. . . . . . . . . .          .46        5.64        1.88        2.21         .52
                                                                   ----------  ----------  ----------  ----------  ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .         (.19)       (.22)       (.24)       (.28)       (.23)
   Net realized gain on investments. . . . . . . . . . . . . . .        (3.00)      (1.14)      (1.44)       (.06)       (.09)
   In excess of net realized gain on investments . . . . . . . .           --          --          --          --        (.09)
                                                                   ----------  ----------  ----------  ----------  ----------

      Total Distributions. . . . . . . . . . . . . . . . . . . .        (3.19)      (1.36)      (1.68)       (.34)       (.41)
                                                                   ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .   $    15.68  $    18.41  $    14.13  $    13.93  $    12.06
                                                                   ----------  ----------  ----------  ----------  ----------
                                                                   ----------  ----------  ----------  ----------  ----------

TOTAL RETURN(%). . . . . . . . . . . . . . . . . . . . . . . . .         2.09       42.75       14.67       18.81        4.41

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . . . . . . .      445,077     429,397     261,888     198,341     130,764

Ratios to average net assets(%):
   Operating expenses, net (a) . . . . . . . . . . . . . . . . .          .69         .58         .66         .68         .58
   Operating expenses, gross (a) . . . . . . . . . . . . . . . .          .97         .96        1.04        1.06         .96
   Net investment income . . . . . . . . . . . . . . . . . . . .          .97        1.33        1.76        2.25        2.16

Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . .       133.63      117.27      150.68      129.98      127.20

(a) See Note 4 for current period amounts.


                                                               Annual Report  15

SSgA
MATRIX EQUITY FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1998


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Matrix Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


16  Annual Report

SSgA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:

                                                                 NET
                                                             UNREALIZED
            FEDERAL TAX      UNREALIZED      UNREALIZED     APPRECIATION
                COST        APPRECIATION   (DEPRECIATION)  (DEPRECIATION)
           --------------  --------------  --------------  --------------
           $  449,801,000  $   39,231,012  $  (41,953,012) $   (2,722,000)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.


                                                               Annual Report  17

SSgA
MATRIX EQUITY FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases and sales of investment securities, excluding short-term investments, aggregated to $668,180,995 and $662,929,273 respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the four months ended December 31, 1997, the Adviser voluntarily agreed to waive .375% of its advisory fee to the Fund. Beginning January 1, 1998, the Advisor voluntarily agreed to waive .25% of its advisory fee to the Fund. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5%, for the period January 1, 1998 to August 31, 1998, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.


18  Annual Report

SSgA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the
     Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS") the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $116,059, $2,827, $114,363 and $205,703, by the Adviser, SSBSI, RIS, and Solutions, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $221,282 for the year ended August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.


                                                               Annual Report  19

SSgA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998



     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

          Advisory fees                      $   455,501
          Administration fees                     14,488
          Custodian fees                          43,288
          Distribution fees                       12,230
          Shareholder servicing fees              42,196
          Transfer agent fees                     36,793
          Trustees' fees                           6,044
                                             -----------
                                             $   610,540
                                             -----------
                                             -----------

     BENEFICIAL INTEREST: As of August 31, 1998, three shareholders (two of which were also affiliates of the Investment Company) were record owners of approximately 26%, 14% and 11%, respectively, of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS



                                                        (AMOUNTS IN THOUSANDS)
                                                    FOR THE YEARS ENDED AUGUST 31,
                                       --------------------------------------------------------
                                                  1998                          1997
                                       --------------------------    --------------------------
                                          SHARES        DOLLARS         SHARES        DOLLARS
                                       -----------    -----------    -----------    -----------
     Proceeds from shares sold              11,656    $   208,056         31,200    $   545,016
     Proceeds from reinvestment
        of distributions                     4,508         75,301          1,760         25,673
     Payments for shares redeemed          (11,100)      (199,848)       (28,170)      (503,324)
                                       -----------    -----------    -----------    -----------

     Total net increase (decrease)           5,064    $    83,509          4,790    $    67,365
                                       -----------    -----------    -----------    -----------
                                       -----------    -----------    -----------    -----------


6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.

7.   DIVIDENDS

     On September 1, 1998, the Board of Trustees declared a dividend of $.0365 from net investment income, payable on September 9, 1998 to shareholders of record on September 2, 1998.


20  Annual Report

SSgA
MATRIX EQUITY FUND

                                                                 TAX INFORMATION
                                                     August 31, 1998 (Unaudited)


The Fund paid distributions of $34,448,082 from net long-term capital gains during its taxable year ended August 31, 1998. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $10,927,158 as 20% capital gain dividends for its taxable year ended August 31, 1998.

Please consult a tax advisor for questions about federal or state income tax laws.


                                                               Annual Report  21

SSgA MATRIX EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109


22  Annual Report

                           SSgA-Registered Trademark- FUNDS

                               PRIME MONEY MARKET FUND

                                    Annual Report

                                   August 31, 1998


                                  Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . . . .  6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . . .  8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . 17

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . . . 21

"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA PRIME MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Prime Money Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA PRIME MONEY MARKET FUND

MANAGEMENT OF THE FUNDS







                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer

A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Ms. Lisa Hatfield, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Prime Money Market Fund since January 1998. Ms. Hatfield has been with State Street since 1986 and has managed several money market funds since 1987. She received a BS from Suffolk University. There are 10 other portfolio managers working with Ms. Hatfield.


                                                                Annual Report  5

SSgA PRIME MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:  Maximize current income; preservation of capital and liquidity.

INVESTS IN: High quality money market instruments including certificates of deposit, time deposits, bankers acceptances, commercial paper, corporate medium-term notes, US Government Treasury and Agency notes, and repurchase agreements.

STRATEGY:   Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

                  PRIME MONEY        SALOMON BROTHERS
  DATES           MARKET FUND      3-MONTH TREASURY BILL INDEX
Inception*          $10,000             $10,000
       1994         $10,209             $10,200
       1995         $10,803             $10,769
       1996         $11,409             $11,344
       1997         $12,038             $11,940
       1998         $12,716             $12,564

YEARLY PERIODS ENDED AUGUST 31

SSgA PRIME MONEY MARKET FUND

Period Ending    Growth of       Total
  08/31/98        $10,000        Return
-------------  -------------  -------------
1 Year         $      10,563      5.63%
Inception      $      12,716      5.46%+


SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX

Period Ending    Growth of       Total
  08/31/98        $10,000        Return
-------------  -------------  -------------
1 Year         $      10,522      5.22%
Inception      $      12,564      5.20%+

SEE RELATED NOTES ON THE FOLLOWING PAGE

PERFORMANCE REVIEW

The Fund had a one-year total return of 5.63% for the fiscal year ended August 31, 1998. This compares favorably to the return of 5.22% for the same period for the benchmark of the Fund, the Salomon Brothers 3-Month Treasury Bill Index. The Fund's performance is net of fund operating expenses, whereas Index results do not include expenses of any kind. The Salomon Brothers 3-Month Treasury Bill Index was chosen as a standard, well-known representation of money market rates.

Effects of the Asian crisis, which began in October 1997, had many economists predicting a global slowdown in growth and increased deflationary pressures. Viewed as a "safe haven", yields on US Treasury securities flattened, with the two-year, 10-year and 30-year falling 13, 36 and 48 basis points, respectively, during the fourth quarter. Although the Federal Reserve Open Market Committee
(FOMC) maintained a "tightening bias" throughout the second half of 1997, turmoil in the Asian region reduced the need to raise the Federal Funds rate in response to strong domestic growth. Market participants, as well as the Federal Reserve, were forced to take a wait-and-see approach on the economic situation. As year end approached, signs were already appearing that some slowdown in growth would reach American soil.


6  Annual Report

SSgA PRIME MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

In the first quarter of 1998, GDP advanced at an annualized rate of 5.4% while the unemployment rate stood at 4.6%. Domestic economic releases confirmed strong growth and a non-inflationary environment. Although the domestic backdrop showed signs of an overheating economy, rising uncertainty of the Asian epidemic served to keep the Fed on hold. Chairman Greenspan confirmed this dichotomy in testimonies before Congress, praising the economy's performance but warned against impending fallout from Asia. These comments made by the Federal Reserve set the markets in a trading range which has persisted throughout the rest of the fiscal year. For the year, one- and 30-year Treasuries fell 29 and 115 basis points, respectively. During the second quarter of 1998, impact from Asian trade drag came full force as GDP advanced only 1.6%. Underlying fundamentals for domestic growth persisted. High levels of consumer confidence and strong consumer and capital spending, combined with unemployment of 4.3% inspired a tightening bias.

MARKET AND PORTFOLIO HIGHLIGHTS

In the last year, the SSgA Prime Money Market Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in high quality investments and providing competitive returns. The Fund's net assets have trended higher, increasing by 51% over the past year, with new cash flows invested in a combination of fixed and floating rate securities. During this period, the Manager felt the Fed was on hold and that the flatness of the yield curve would persist, making floating rate securities more attractive. The Fund's investment strategy concentrated primarily on indices such as one- and three-month LIBOR (London Interbank Offering Rate), with a small allocation based on Fed Funds and Prime rates. The average maturity of the Fund ranged from 45 to 61 days over the last year, as the Fund selectively purchased one-year securities to extend its average days to maturity.

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS (BY INVESTMENT TYPE,
AS A PERCENT OF TOTAL INVESTMENTS)                               AUGUST 31, 1998
Corporate Bonds and Notes                                             38.9%
Domestic Commercial Paper                                             16.4
Yankee Certificates of Deposit                                        13.0
Eurodollar Time Deposits                                              10.6
Repurchase Agreements                                                  8.2

--------------------------------------------------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

* The Fund commenced operations on February 22, 1994. Index comparison began March 1, 1994.

** Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

+    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Prime Money Market Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended, and for the period February 22, 1994 (commencement of operations) to August 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998

                                   /s/ PricewaterhouseCoopers LLP


8 Annual Report

SSgA
PRIME MONEY MARKET FUND

                                                                                                      STATEMENT OF NET ASSETS
                                                                                                              August 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
CORPORATE BONDS AND NOTES - 38.8%
Abbey National Treasury Services PLC (MTN)(a). . . . . . . . . . . .  $  20,000          5.535%      07/26/99       $ 19,985
AVCO Financial Services, Inc. (MTN)(a) . . . . . . . . . . . . . . .     25,000          5.628       11/17/98         25,000
BankBoston NA. . . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.600       11/03/98         25,000
Bayerishche Landesbank (MTN)(a). . . . . . . . . . . . . . . . . . .     35,000          5.512       05/10/99         34,981
Bayerishche Landesbank (MTN)(a). . . . . . . . . . . . . . . . . . .     25,000          5.521       06/29/99         24,984
Caterpillar Financial Services . . . . . . . . . . . . . . . . . . .      8,000          5.180       10/01/98          7,995
Comerica Bank, Michigan (MTN)(a) . . . . . . . . . . . . . . . . . .     20,000          5.548       09/11/98         20,000
Comerica Bank, Michigan (MTN)(a) . . . . . . . . . . . . . . . . . .     25,000          5.553       06/10/99         24,987
Comerica Bank, Michigan (MTN)(a) . . . . . . . . . . . . . . . . . .     15,000          5.515       07/23/99         14,989
Deutsche Bank AG (MTN)(a). . . . . . . . . . . . . . . . . . . . . .     25,000          5.516       08/16/99         24,984
Disney Walt Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . . . .     15,000          5.615       02/10/99         14,998
Fleet National Bank (MTN)(a) . . . . . . . . . . . . . . . . . . . .     20,000          5.550       05/11/99         19,991
General Electric Capital Corp. (MTN)(a). . . . . . . . . . . . . . .     20,000          5.610       05/04/99         20,000
General Electric Capital Corp. (MTN)(a). . . . . . . . . . . . . . .     10,000          5.563       06/09/99          9,996
General Motors Acceptance Corp. (MTN)(a) . . . . . . . . . . . . . .      5,000          5.568       09/21/98          5,000
Goldman Sachs Group L.P. (MTN)(a). . . . . . . . . . . . . . . . . .     19,000          5.728       02/01/99         19,004
Goldman Sachs Group L.P. (MTN)(a). . . . . . . . . . . . . . . . . .     15,000          5.688       03/26/99         15,000
Household Financial Corp. (MTN)(a) . . . . . . . . . . . . . . . . .     20,000          5.648       07/26/99         20,000
IBM Credit Corp. (MTN)(a). . . . . . . . . . . . . . . . . . . . . .     30,000          5.538       10/23/98         29,997
IBM Credit Corp. (MTN)(a). . . . . . . . . . . . . . . . . . . . . .     15,000          5.518       07/06/99         14,988
JP Morgan & Co., Inc. (MTN). . . . . . . . . . . . . . . . . . . . .     20,000          5.750       03/10/99         20,000
JP Morgan & Co., Inc. (MTN)(a) . . . . . . . . . . . . . . . . . . .     20,000          5.542       07/07/99         19,988
Key Bank NA (MTN)(a) . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.550       02/24/99         24,989
Liquid Asset Backed Securities Trust (MTN)(a). . . . . . . . . . . .     19,195          5.648       02/26/99         19,195
Merrill Lynch & Co., Inc. (MTN)(a) . . . . . . . . . . . . . . . . .     25,000          5.608       08/13/99         24,998
Merrill Lynch & Co., Inc. (MTN)(a) . . . . . . . . . . . . . . . . .     10,000          5.888       02/08/99         10,011
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . . . .     25,000          5.550       02/04/99         24,993
Morgan Stanley Dean Witter (MTN)(a). . . . . . . . . . . . . . . . .     25,000          5.608       10/26/98         25,000
Morgan Stanley Dean Witter (MTN)(a). . . . . . . . . . . . . . . . .      5,000          5.908       03/01/99          5,007
National City Bank . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.725       04/19/99         14,995
National City Bank (MTN)(a). . . . . . . . . . . . . . . . . . . . .     25,000          5.542       03/08/99         24,992
National City Bank (MTN)(a). . . . . . . . . . . . . . . . . . . . .     10,000          5.546       03/08/99          9,997
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .      5,000          5.638       01/05/99          5,000
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .     15,000          5.858       06/28/99         15,029
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .     20,000          6.150       12/14/98         20,000
Nationsbank Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .     25,000          5.638       12/01/98         25,000
Old Kent Bank & Trust Co. (MTN)(a) . . . . . . . . . . . . . . . . .     15,000          5.650       11/19/98         14,999
PNC Bank NA (MTN)(a) . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.530       07/02/99         24,984

                                                                 Annual Report 9

SSgA
PRIME MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
PNC Bank NA (MTN)(a) . . . . . . . . . . . . . . . . . . . . . . . .  $   25,000          5.516%      08/16/99     $   24,982
STEERS-A37 (MTN)(a). . . . . . . . . . . . . . . . . . . . . . . . .      48,793          5.648       10/25/11         48,793
Wells Fargo & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .      30,000          5.553       10/05/98         29,999
                                                                                                                   ----------

TOTAL CORPORATE BONDS AND NOTES (cost $824,830). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    824,830
                                                                                                                   ----------

DOMESTIC COMMERCIAL PAPER - 16.3%
Asset Securitization Cooperative Corp. . . . . . . . . . . . . . . .      30,000          5.540       09/02/98         29,995
Delaware Funding Corp. . . . . . . . . . . . . . . . . . . . . . . .      20,000          5.530       09/10/98         19,972
Diageo Capital PLC . . . . . . . . . . . . . . . . . . . . . . . . .      32,000          5.510       09/09/98         31,961
Dupont EI De Nemours & Co. . . . . . . . . . . . . . . . . . . . . .      20,000          5.510       09/22/98         19,936
Falcon Asset Securitization. . . . . . . . . . . . . . . . . . . . .      17,615          5.530       09/08/98         17,596
Falcon Asset Securitization. . . . . . . . . . . . . . . . . . . . .      22,000          5.520       09/16/98         21,949
Falcon Asset Securitization. . . . . . . . . . . . . . . . . . . . .      15,000          5.530       09/21/98         14,954
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .      15,000          5.540       10/20/98         14,887
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .      15,000          5.500       10/28/98         14,869
Goldman Sachs Group L.P. . . . . . . . . . . . . . . . . . . . . . .      20,000          5.490       11/19/98         19,759
JP Morgan & Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . .      15,000          5.490       11/04/98         14,854
KFW International, Inc.. . . . . . . . . . . . . . . . . . . . . . .      20,000          5.500       09/11/98         19,969
Merrill Lynch & Co., Inc.. . . . . . . . . . . . . . . . . . . . . .      20,000          5.500       12/02/98         19,719
Preferred Receivables Funding Corp.. . . . . . . . . . . . . . . . .      26,915          5.520       09/10/98         26,878
Preferred Receivables Funding Corp.. . . . . . . . . . . . . . . . .      20,000          5.530       09/17/98         19,951
Prudential Funding Corp. . . . . . . . . . . . . . . . . . . . . . .      20,000          5.520       09/08/98         19,979
Salomon Smith Barney Holdings, Inc.. . . . . . . . . . . . . . . . .      20,000          5.520       11/09/98         19,788
                                                                                                                   ----------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $347,016). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   347,016
                                                                                                                   ----------

FOREIGN COMMERCIAL PAPER - 4.2%
Abbey National Treasury Services PLC . . . . . . . . . . . . . . . .      20,000          5.480       02/04/99         19,525
Commonwealth Bank. . . . . . . . . . . . . . . . . . . . . . . . . .      15,000          5.510       09/17/98         14,963
Cregem North American, Inc.. . . . . . . . . . . . . . . . . . . . .      15,000          5.510       09/11/98         14,977
Den Danske Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.510       09/08/98         24,973
Unifunding, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .      15,000          5.510       10/15/98         14,899
                                                                                                                   ----------

TOTAL FOREIGN COMMERCIAL PAPER (cost $89,337). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     89,337
                                                                                                                   ----------

10 Annual Report

SSgA
PRIME MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT - 3.3%
Abbey National Treasury Services PLC . . . . . . . . . . . . . . . .  $  20,000          5.600%      12/09/98      $   20,000
Bank of Scotland . . . . . . . . . . . . . . . . . . . . . . . . . .     20,000          5.640       12/02/98          20,001
Nationsbank Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.600       09/08/98          15,000
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.790       05/20/99          14,993
                                                                                                                   ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $69,994). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     69,994
                                                                                                                   ----------
DOMESTIC TIME DEPOSITS - 4.3%
Chase Manhattan Bank . . . . . . . . . . . . . . . . . . . . . . . .     90,000          6.000       09/01/98          90,000
                                                                                                                   ----------

TOTAL DOMESTIC TIME DEPOSITS (cost $90,000). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     90,000
                                                                                                                   ----------

EURODOLLAR TIME DEPOSITS - 10.6%
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .     70,000          5.875       09/01/98          70,000
Dresdner Bank AG . . . . . . . . . . . . . . . . . . . . . . . . . .     85,000          6.000       09/01/98          85,000
First Union National Bank  . . . . . . . . . . . . . . . . . . . . .     45,163          6.000       09/01/98          45,163
Societe Generale . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.600       10/06198          25,000
                                                                                                                   ----------

TOTAL EURODOLLAR TIME DEPOSITS (cost $225,163) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    225,163
                                                                                                                   ----------

UNITED STATES GOVERNMENT AGENCIES - 1.2%
Federal Home Loan Mortgage Corp. (a) . . . . . . . . . . . . . . . .     25,000          5.448       01/26/99          24,993
                                                                                                                   ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $24,993) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     24,993
                                                                                                                   ----------

YANKEE CERTIFICATES OF DEPOSIT - 13.0%
Abbey National Treasury Services PLC . . . . . . . . . . . . . . . .      8,000          5.540       01/20/99           7,999
Barclays Bank PLC. . . . . . . . . . . . . . . . . . . . . . . . . .     20,000          5.560       02/25/99          19,994
Barclays Bank PLC. . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.645       03/02/99          14,996
Barclays Bank PLC (a). . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.516       06/01/99          24,986
Barclays Bank PLC (a). . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.521       06/02/99          14,991
Barclays Bank PLC (a). . . . . . . . . . . . . . . . . . . . . . . .     10,000          5.670       12/16/98           9,999
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .      5,000          5.940       10/23/98           5,000
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .     10,000          5.550       02/10/99           9,998
Den Danske Bank (a). . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.553       06/07/99          14,992
Deutsche Bank AG . . . . . . . . . . . . . . . . . . . . . . . . . .      5,000          5.670       01/08/99           4,999
Deutsche Bank AG . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.730       04/16/99          14,996
Dresdner Bank AG . . . . . . . . . . . . . . . . . . . . . . . . . .     20,000          5.510       01/15/99          19,997

                                                              Annual Report 11

SSgA
PRIME MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
National Westminster Bank PLC. . . . . . . . . . . . . . . . . . . .  $  10,000          5.700%      03/31/99  $        9,994
Royal Bank of Canada . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.600       08/23/99          14,990
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.790       05/07/99          14,994
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.685       07/23/99          14,992
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.610       08/17/99          14,992
Svenska Handelsbanken (a)  . . . . . . . . . . . . . . . . . . . . .     25,000          5.536       06/01/99          24,985
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .     10,000          5.670       03/26/99           9,997
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .      8,000          5.730       06/09/99           7,997
                                                                                                               --------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $275,888) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          275,888
                                                                                                               --------------

TOTAL INVESTMENTS (amortized cost $1,947,221) - 91.7%. . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,947,221
                                                                                                               --------------

REPURCHASE AGREEMENT - 8.2%
Agreement with Lehman Brothers of $175,000
  acquired August 31, 1998 at 5.850% to be repurchased at $175,028 on September 1, 1998, collateralized by:
    $172,430 United States Treasury Notes
       5.625% due 05/15/01 valued at $178,510. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          175,000
                                                                                                               --------------

TOTAL REPURCHASE AGREEMENT (identified cost $175,000). . . . . . . . . . . . . . . . . . . . . . . . . . . .          175,000
                                                                                                               --------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENT
(cost $2,122,221)(b) - 99.9% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,122,221

OTHER ASSETS AND LIABILITIES, NET - 0.1 %. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,799
                                                                                                               --------------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    2,125,020
                                                                                                               --------------
                                                                                                               --------------

(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company


The accompanying notes are an integral part of the financial statements.


12  Annual Report

SSgA
PRIME MONEY MARKET FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1998

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $    1,947,221
Repurchase agreement (identified cost $175,000)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . .             175,000
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,287
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,134,511

LIABILITIES
Payables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        8,762
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . . .              485
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              244
                                                                                         --------------
     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,491
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    2,125,020
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           (7)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,125
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,122,902
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    2,125,020
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($2,125,019,622 divided by 2,125,038,500 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  13

SSgA
PRIME MONEY MARKET FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                                  Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       98,042

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $        2,587
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            522
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            370
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            470
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             27
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            276
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            431
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            115
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             51
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . . . .              6
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             33
                                                                                         --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,888
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (1,438)
                                                                                         --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,450
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              94,592
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  38
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $       94,630
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.


14  Annual Report

SSgA
PRIME MONEY MARKET FUND


                                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          For the Fiscal Years Ended August 31,

                                                                                                  Amounts in thousands

                                                                                                1998                 1997
                                                                                            ------------        ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $     94,592        $     69,115
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  38                  38
                                                                                            ------------        ------------

     Net increase in net assets resulting from operations. . . . . . . . . . . . . .              94,630              69,153
                                                                                            ------------        ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (94,592)            (69,115)
                                                                                            ------------        ------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
     Fund share transactions (Note 5). . . . . . . . . . . . . . . . . . . . . . . .             718,719             310,594
                                                                                            ------------        ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             718,757             310,632

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,406,263           1,095,631
                                                                                            ------------        ------------

  End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  2,125,020        $  1,406,263
                                                                                            ------------        ------------
                                                                                            ------------        ------------


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  15

SSgA
PRIME MONEY MARKET FUND


                                                                                            FINANCIAL HIGHLIGHTS
                              The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                         YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------
                                                     1998         1997         1996         1995         1994*
                                                   --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .   $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                   --------     --------     --------     --------     --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . .      .0544        .0528        .0546        .0567        .0207

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . .     (.0544)      (.0528)      (.0546)      (.0567)      (.0207)
                                                   --------     --------     --------     --------     --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .   $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                   --------     --------     --------     --------     --------
                                                   --------     --------     --------     --------     --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .       5.63         5.52         5.60         5.82         2.09

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . .  2,125,020    1,406,263    1,095,631    1,076,630      432,224

   Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . .        .20          .20          .20          .14          .16
     Operating expenses, gross (c) . . . . . . .        .28          .28          .25          .27          .32
     Net investment income . . . . . . . . . . .       5.48         5.40         5.44         5.76         4.00

* For the period February 22, 1994 (commencement of operations) to August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


16  Annual Report

SSgA
PRIME MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1998


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Prime Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1998, the Fund had a net tax basis capital loss carryover of $48,676, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2005, whichever occurs first. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $2,976 incurred from November 1, 1997 to August 31, 1998, and treat it as arising in fiscal year 1999.


                                                               Annual Report  17

SSgA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $57,231,508,009, $414,809,947, and $56,188,803,000, respectively.

     For the year ended August 31, 1998, purchases, sales and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $39,972,085, $15,005,205, and $125,000,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has investment advisory agreements with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .15%, of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net


18  Annual Report

SSgA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     assets on an annual basis. As of August 31, 1998, the receivable due from the Adviser for expenses in excess of the expense caps have been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5%, for the period January 1, 1998 to August 31, 1998 of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the
     Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged3 by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $431,218 by the Adviser.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of


                                                               Annual Report  19

SSgA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

          Advisory fees                      $ 194,046
          Administration fees                   54,807
          Custodian fees                       101,847
          Distribution fees                     48,658
          Shareholder servicing fees            42,564
          Transfer agent fees                   35,409
          Trustees' fees                         7,365
                                             ---------
                                             $ 484,696
                                             ---------
                                             ---------

     BENEFICIAL INTEREST: As of August 31, 1998, one shareholder was a record owner of approximately 63% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                    (AMOUNTS IN THOUSANDS)
                                                FOR THE YEARS ENDED AUGUST 31,
                                              ---------------------------------
                                                  1998                 1997
                                              ------------         ------------
       Proceeds from shares sold              $ 29,224,823         $ 14,602,335
       Proceeds from reinvestment
         of distributions                           77,726               28,659
       Payments for shares redeemed            (28,583,830)         (14,320,400)
                                              ------------         ------------
       Total net increase (decrease)          $    718,719         $    310,594
                                              ------------         ------------
                                              ------------         ------------


20  Annual Report

SSgA PRIME MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109


                                                              Annual Report  21

                         SSgA-Registered Trademark- Funds

                                  SMALL CAP FUND

                                   Annual Report

                                  August 31, 1998


                                 Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .      4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . .      6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .      8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .      9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .     16

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .     17

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     23

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .     24


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA SMALL CAP FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Small Cap Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSGA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA SMALL CAP FUND

MANAGEMENT OF THE FUNDS








                                Nicholas A. Lopardo
                       Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Mr. Jeffrey Adams, Principal, was the portfolio manager primarily responsible for investment decisions regarding the SSgA Small Cap Fund since 1994. Mr. Adams has been with State Street since 1990, as a portfolio manager for the past five years, and as an Investment Support Analyst for two years prior to that. He is a graduate of Northeastern University with a BS in Economics. There are seven other portfolio managers working with Mr. Adams.


                                                                Annual Report  5

SSgA SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE: The Fund seeks to maximize total return through investments in equity securities.

INVESTS IN: At least 65% of the total assets will be invested in smaller capitalization securities.

STRATEGY:   The Fund management team uses a quantitative approach to investment management, designed to uncover equity securities which are undervalued, with superior growth potential. This quantitative investment approach involves a modeling process to evaluate vast amounts of financial data and corporate earnings forecasts. This structured and disciplined approach seeks to provide long-term total returns in excess of the Russell 2000-Registered Trademark-Index through bottom-up stock selection within a risk controlled framework.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

    DATES        SMALL CAP FUND    S&P-Registered Trademark- MIDCAP 400 INDEX**    RUSSELL 2000-Registered Trademark- INDEX+
Inception*           $10,000                       $10,000                                         $10,000
      1992           $10,090                       $10,245                                         $10,055
      1993           $12,478                       $12,751                                         $13,321
      1994           $12,964                       $13,341                                         $14,111
      1995           $16,859                       $16,077                                         $17,045
      1996           $20,760                       $17,988                                         $18,890
      1997           $28,202                       $24,693                                         $24,359
      1998           $21,906                       $22,376                                         $19,634

                     YEARLY PERIODS ENDED AUGUST 31

SSgA SMALL CAP FUND

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $      7,768     (22.32)%
5 Years        $     17,552      11.91%+
Inception      $     21,906      13.56%+


STANDARD & POOR'S-Registered Trademark- MIDCAP 400 INDEX

Period Ended    Growth of        Total
  08/31/98       $10,000         Return
------------   ------------   ------------
1 Year         $      9,062      (9.38)%
5 Years        $     17,545      11.90%+
Inception      $     22,376      13.95%+

RUSSELL 2000-Registered Trademark- INDEX

Period Ended    Growth of        Total
  08/31/98       $10,000         Return
------------   ------------   ------------
1 Year         $      8,060     (19.40)%
5 Years        $     14,741       8.07%+
Inception      $     19,634      11.56%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

For the fiscal year ended August 31, 1998, the SSgA Small Cap Fund lost 22.3%, as compared to the Russell 2000 Index, which was off 19.4%. The Fund's 2.9% underperformance relative to the benchmark resulted primarily from poor performance within the technology sector, where the Fund held an 18.4% sector weight. Within the technology sector, the computer hardware, software, semiconductor and computer services industries were very weak throughout the year. Also contributing to the Fund's underperformance was weak performance within the communication services industry, which totaled 3.6% for the portfolio.

MARKET AND PORTFOLIO HIGHLIGHTS

Following the correction which began last spring, the small cap stock market officially entered bear market territory in late August 1998. This is reflected in the poor performance results of the Russell 2000 Index, which, as of


6  Annual Report

SSgA SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

August 31, 1998, was down 31% since late April. On a twelve month basis the Index lost 19.4%, however, this return masks the degree of the correction, as the Index dropped 19.4% in August 1998 alone. Large cap stocks outperformed small caps, which is reflected in the three-year annualized returns of 21.8% for the S&P 500 versus 4.8% for the Russell 2000. Large cap stocks also lead small caps on a ten year annualized basis, posting gains of 17.1% for the S&P 500 versus 10.6% for the Russell 2000. A "flight to quality" by investors due to continued turmoil in the Asian markets and more recently, global emerging markets, contributed to large cap outperformance. Additionally, due to the popularity of equities over the past several years, investment managers have been forced to put the increased cash flows to work in larger, more liquid names, which has helped push price/earnings multiples to historically high ranges.

It has been a trying time for small cap stock investors. Historically, small cap stocks have reflected higher long-term returns and associated volatility, and their performance cycles of over or under performance tend to be more extended. While near-term market events may be noteworthy for media coverage, the Manager believes that investors should not let market shocks change their long-term investment perspective as recoveries happen in short bursts which are difficult to anticipate.

At the end of the fiscal year, the SSgA Small Cap Fund held 175 stocks with market capitalizations ranging from $117 million to $5 billion, resulting in an average weighted market capitalization of $880 million. The Fund has portfolio characteristics in line with the Russell 2000 Index due to the risk-controlled nature of the investment process. As the Fund's objective is achieved through stock selection with a disciplined investment approach, the portfolio will be fully invested at all times.

--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                            AUGUST 31, 1998
Nationwide Financial Services, Inc. Class A                           1.6%
Waters Corp.                                                          1.6
Arterial Vascular Engineering, Inc.                                   1.6
LandAmerica Financial Group, Inc.                                     1.5
First American Financial Corp.                                        1.5
Camden Property Trust                                                 1.5
Symantec Corp.                                                        1.5
Footstar, Inc.                                                        1.5
Brightpoint, Inc.                                                     1.4
Brinker International, Inc.                                           1.4

--------------------------------------------------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

  * The Fund commenced operations on July 1, 1992. Index comparison also began July 1, 1992.

 ** The Standard & Poor's-Registered Trademark- MidCap 400 Index is comprised of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

 ++ The Russell 2000-Registered Trademark- Index is comprised of the 2,000 smallest securities in the Russell 3000-Registered Trademark- Index, representing approximately 10% of the Russell 3000 total market capitalization. The Index is reconstituted annually.

  +  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Small Cap Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998

                                        /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
SMALL CAP FUND

                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
COMMON STOCKS - 100.7%
BASIC INDUSTRIES - 4.3%
ARMCO, Inc. (a)                                          333,000     $    1,374
Octel Corp. (a)                                          245,400          3,773
Precision Castparts Corp.                                 19,400            731
Texas Industries, Inc.                                    91,800          3,322
Waters Corp. (a)                                         101,400          5,463
                                                                     ----------

                                                                         14,663
                                                                     ----------

CAPITAL GOODS - 7.4%
Aeroquip-Vickers, Inc.                                    14,900            601
Applied Power, Inc., Class A                             109,100          2,707
AptarGroup, Inc.                                          52,200          1,481
Essex International, Inc. (a)                             34,900            654
General Cable Corp.                                      236,250          4,725
Hughes Supply, Inc.                                       58,800          1,602
JLG Industries, Inc.                                     117,600          1,727
Kuhlman Corp.                                             66,400          1,569
Manitowoc Co., Inc.                                       84,375          2,220
Sanmina Corp. (a)                                         85,400          2,616
Superior TeleCom, Inc.                                    91,000          3,469
Terex Corp. (a)                                          133,200          2,098
                                                                     ----------

                                                                         25,469
                                                                     ----------

CONSUMER BASICS - 12.7%
Arterial Vascular Engineering, Inc. (a)                  156,600          5,442
Bindley Western Industries, Inc.                         114,133          2,996
BJ's Wholesale Club, Inc. (a)                             33,400          1,127
Cooper Companies, Inc. (a)                                59,200          1,188
Dura Pharmaceuticals, Inc. (a)                           130,300          2,134
Fleming Cos., Inc.                                       142,600          1,702
Integrated Health Services, Inc.                         185,200          3,588
Medicis Pharmaceutical Corp. Class A. (a)                140,800          4,603
Medquist, Inc. (a)                                        73,200          1,537
NBTY, Inc. (a)                                           195,700          1,786
PathoGenesis Corp. (a)                                    58,400          1,292
Pediatrix Medical Group (a)                               62,900          2,449
Pilgrim's Pride Corp.                                     54,100          1,058
Ralcorp Holdings, Inc. New (a)                           182,900          3,532
Rexall Sundown, Inc. (a)                                 191,500          3,483
Trigon Healthcare, Inc. (a)                              133,200          3,680
Twinlab Corp. New (a)                                     74,500          2,170
                                                                     ----------

                                                                         43,767
                                                                     ----------

CONSUMER DURABLES - 2.6%
Arvin Industries, Inc.                                    59,900          2,261
Avis Rent A Car, Inc. (a)                                125,000          1,961
Budget Group, Inc. Class A (a)                            66,600          1,132
Carlisle Cos., Inc.                                       40,900          1,549
Ethan Allen Interiors, Inc.                                7,900            257
Linens 'N Things, Inc. (a)                                76,800          1,795
                                                                     ----------

                                                                          8,955
                                                                     ----------

CONSUMER NON-DURABLES - 10.4%
Action Performance Companies, Inc. (a)                    10,000            230
Ames Department Stores, Inc. New (a)                     130,500          1,909
Canandaigua Wine International, Inc.  Class A (a)         69,800          2,914
Cato Corp. Class A                                        55,400            526
Department 56, Inc. (a)                                   70,000          2,065
Dress Barn, Inc. (a)                                      85,000          1,477
Family Dollar Stores, Inc.                                76,800            975
Fingerhut Cos., Inc.                                     124,600          3,022
Footstar, Inc. (a)                                       173,100          5,042
Goody's Family Clothing, Inc. (a)                        173,800          3,128
Mohawk Industries, Inc. (a)                              124,100          3,296
Nautica Enterprises, Inc. (a)                             55,600          1,063
Pier 1 Imports, Inc.                                     306,600          3,047
Ross Stores, Inc.                                         38,600          1,404
Shopko Stores, Inc. (a)                                   91,500          2,350
Zale Corp. (a)                                           152,800          3,514
                                                                     ----------

                                                                         35,962
                                                                     ----------


                                                                Annual Report  9

SSgA
SMALL CAP FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
CONSUMER SERVICES - 6.1%
AAR Corp.                                                 75,050     $    1,660
Alaska Air Group, Inc. (a)                                69,000          2,687
Brinker International, Inc. (a)                          290,300          4,971
Buffets, Inc. (a)                                         40,000            505
CEC Entertainment, Inc. (a)                               91,400          2,085
Equity Inns, Inc.                                        150,900          1,509
MeriStar Hospitality Corp. REIT (a)                      153,443          2,589
Midwest Express Holdings, Inc. (a)                        94,350          2,524
Ruby Tuesday, Inc.                                        77,200          1,086
Sonic Corp. (a)                                           88,500          1,405
                                                                     ----------

                                                                         21,021
                                                                     ----------

ENERGY - 0.8%
Key Energy Group, Inc. (a)                               114,600            709
Pool Energy Services Co. (a)                              32,700            229
Veritas DGC, Inc. (a)                                    111,500          1,672
                                                                     ----------

                                                                          2,610
                                                                     ----------

FINANCE - 14.7%
Commerce Bancorp, Inc.                                    32,625          1,146
Commercial Federal Corp.                                  56,550          1,244
Cullen Frost Bankers, Inc.                                36,300          1,552
Enhance Financial Services Group, Inc.                    42,600          1,070
Envoy Corp. New (a)                                       60,000          1,298
Fidelity National Financial                              162,330          4,495
Financial Security Assurance Holdings, Ltd.               44,900          2,217
First American Financial Corp.                           203,850          5,249
FirstFed Financial Corp. (a)                              28,800            425
FIRSTPLUS Financial Group, Inc. (a)                      147,600          3,358
Gallagher (Arthur J.) & Co.                               17,800            659
Hartford Life, Inc. Class A                               67,500          3,459
IMC Mortgage Co. (a)                                      95,300            643
Imperial Credit Mortgage Holdings                         76,800            984
Jefferies Group, Inc.                                     43,700          1,248
LandAmerica Financial Group, Inc.                        106,100          5,272
Nationwide Financial Services, Inc. Class A              124,200          5,550
Peoples Heritage Financial Group                          81,300          1,275
Presidential Life Corp.                                   26,700            527
Resource America, Inc. Class A                            44,100            595
Resource Bancshares Mortgage Group                        84,300          1,328
Riggs National Corp.                                      40,000            880
TR Financial Corp.                                        21,300            437
Trustmark Corp.                                          129,800          2,255
UniCapital Corp. New (a)                                 114,000          1,197
Union Planters Corp.                                      20,534            827
Webster Financial Corp.                                   75,800          1,563
                                                                     ----------

                                                                         50,753
                                                                     ----------

GENERAL BUSINESS - 6.4%
Advo Systems, Inc. (a)                                    74,900          1,863
Applied Graphics Technologies, Inc. (a)                   18,500            377
Computer Task Group, Inc.                                 26,300            676
DSP Communications, Inc. (a)                             100,000          1,144
Hollinger International, Inc. Class A                    215,000          3,010
Interim Services, Inc. (a)                                56,400          1,156
Mail-Well, Inc. (a)                                      161,200          2,680
Media General, Inc. Class A                               10,900            463
Personnel Group of America, Inc. (a)                     101,200          1,145
Pulitzer Publishing Co.                                   10,800            821
SABRE Group Holdings, Inc. (The) Class A (a)              20,700            662
SPS Transaction Services, Inc. (a)                        16,700            521
StaffMark, Inc. (a)                                      129,000          2,306
Systems & Computer Technology Corp. (a)                  162,400          2,192
United Stationers, Inc. (a)                               51,400          3,033
                                                                     ----------

                                                                         22,049
                                                                     ----------


10  Annual Report

SSgA
SMALL CAP FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
MISCELLANEOUS - 10.1%
Apartment Investment &
  Management Co. Class A                                  53,600     $    1,836
Avalon Bay Communities, Inc. REIT                         43,500          1,436
Camden Property Trust                                    208,600          5,228
CBL & Associates Properties, Inc.                        100,300          2,495
Colonial Properties Trust                                 25,000            609
FelCor Suite Hotels, Inc. REIT (a)                        69,400          1,414
General Growth Properties, Inc.                          118,100          4,259
Glenborough Realty Trust, Inc. REIT                       21,800            474
Health Care, Inc.                                         24,000            552
Home Properties of New York, Inc.                         38,300            919
Hospitality Properties Trust                              79,800          2,195
JDN Realty Corp.                                          68,950          1,401
Kimco Realty Corp. REIT                                   28,500          1,012
Liberty Property Trust                                   110,700          2,505
Merry Land & Investment, Inc.                             84,800          1,738
Mills Corp.                                               42,400            822
Reckson Associates Realty Corp. REIT                     141,900          3,042
Rental Service Corp. (a)                                  53,800          1,295
TriNet Corporate Realty Trust, Inc.                        6,900            198
Webb (Del E.) Corp.                                       74,500          1,467
                                                                     ----------

                                                                         34,897
                                                                     ----------

SHELTER - 3.5%
Highwoods Properties, Inc.                                56,300          1,432
Kaufman & Broad Home Corp.                               216,800          4,634
Pulte Corp.                                               63,800          1,842
Southdown, Inc.                                           50,200          2,121
Standard Pacific Corp.                                    97,700          1,154
U.S. Home Corp. (a)                                       36,800          1,042
                                                                     ----------

                                                                         12,225
                                                                     ----------

TECHNOLOGY - 14.5%
Affiliated Computer Services, Inc.
  Class A (a)                                            101,600          3,321
Avant! Corp. (a)                                          70,900            895
AXENT Technologies, Inc. (a)                              64,000          1,000
BE Aerospace, Inc. (a)                                    87,800          1,822
Brightpoint, Inc. (a)                                    549,700          4,982
CHS Electronics, Inc. (a)                                377,700          4,769
Ciber, Inc. (a)                                          103,300          2,595
Computer Horizons Corp. (a)                              198,300          4,487
Cordant Technologies, Inc.                                34,400          1,226
CTS Corp.                                                 65,000          1,844
Diamond Multimedia Systems, Inc. (a)                     117,500            411
IDT Corp. (a)                                            105,100          1,524
Informix Corp. (a)                                       232,800            815
Learning Co., Inc. (The) (a)                             239,800          4,241
MAPICS, Inc. (a)                                          42,600            740
Mastech Corp. (a)                                          1,000             21
Microchip Technology, Inc. (a)                           171,800          3,135
NeoMagic Corp. (a)                                       336,700          4,314
Progress Software Corp. (a)                               48,300            875
STAR Telecommunications, Inc. (a)                        180,800          1,853
Symantec Corp. (a)                                       310,900          5,091
                                                                     ----------

                                                                         49,961
                                                                     ----------

TRANSPORTATION - 2.7%
Airborne Freight Corp.                                    52,400          1,022
America West Holding Corp. Class B (a)                   140,800          2,737
Coach USA, Inc. (a)                                       25,100            660
Hunt (JB) Transportation Services, Inc.                   37,200            619
M.S. Carriers, Inc. (a)                                   33,000            668
Rollins Truck Leasing Corp.                               39,300            373
USFreightways Corp.                                      140,100          3,135
                                                                     ----------

                                                                          9,214
                                                                     ----------


                                                               Annual Report  11

SSgA
SMALL CAP FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

UTILITIES - 4.5%
Aliant Communications, Inc.                              46,300     $    1,146
Conectiv, Inc.                                           78,600          1,601
MDU Resources Group, Inc.                                67,650          1,729
New Jersey Resources Corp.                               16,500            556
Pacific Gateway Exchange, Inc. (a)                       95,300          3,347
Piedmont Natural Gas Co., Inc.                           28,900            815
Public Service Co. of New Mexico                         26,500            530
Rochester Gas & Electric Corp.                           69,000          2,014
United Illuminating Co.                                  43,700          2,188
Washington Gas & Light Co.                               65,300          1,551
                                                                    ----------

                                                                        15,477
                                                                    ----------

TOTAL COMMON STOCKS
(cost $441,804)                                                        347,023
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $441,804)(b) - 100.7%                              $  347,023

OTHER ASSETS AND LIABILITIES,
NET - (0.7%)                                                            (2,393)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  344,630
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) See Note 2 for federal income tax information.

ABBREVIATIONS:
REIT - Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

12  Annual Report

SSgA
SMALL CAP FUND



                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1998

                                                                                                                 Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $441,804)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      347,023
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 125
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,767
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,303
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             351,218

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,309
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 663
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,827
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 712
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  77
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,588
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      344,630
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           22
Accumulated distributions in excess of net realized gain . . . . . . . . . . . . . . . . . . . . . . . .              (4,807)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .             (94,781)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             444,174
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      344,630
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($344,629,711 divided by 21,591,792 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        15.96
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  13

SSgA
SMALL CAP FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                                   Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,890
  Interest.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,913

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,570
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 104
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  84
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 233
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 101
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 323
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 114
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,580
                                                                                                              --------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 333
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,398
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (129)              2,269
                                                                                          --------------

Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .            (122,590)
                                                                                                              --------------


Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (120,321)
                                                                                                              --------------


Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $     (119,988)
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


14  Annual Report

SSgA
SMALL CAP FUND

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                         For the Fiscal Years Ended August 31,

                                                                                      Amounts in thousands

                                                                                       1998           1997
                                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        333   $        166
   Net realized gain (loss)  . . . . . . . . . . . . . . . . . . . . . . . . . .          2,269          8,545
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . .       (122,590)        22,222
                                                                                   ------------   ------------

      Net increase (decrease) in net assets resulting from operations. . . . . .       (119,988)        30,933
                                                                                   ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (448)           (44)
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . .        (10,718)        (4,408)
   In excess of net realized gain on investments . . . . . . . . . . . . . . . .         (4,807)            --
                                                                                   ------------   ------------
      Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . .        (15,973)        (4,452)
                                                                                   ------------   ------------
FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from
      Fund share transactions (Note 5) . . . . . . . . . . . . . . . . . . . . .        330,783         68,119
                                                                                   ------------   ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .        194,822         94,600

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        149,808         55,208
                                                                                   ------------   ------------
   End of period (including undistributed net investment income
      of $22 and $137, respectively) . . . . . . . . . . . . . . . . . . . . . .   $    344,630   $    149,808
                                                                                   ------------   ------------
                                                                                   ------------   ------------

The accompanying notes are an integral part of the financial statements.

                                                              Annual Report  15

SSgA
SMALL CAP FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                           The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    YEAR ENDED AUGUST 31,
                                                                   ----------------------------------------------------------
                                                                      1998        1997        1996        1995*       1994
                                                                   ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .   $    22.11  $    17.44  $    14.42  $    11.88  $    12.24
                                                                   ----------  ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .          .02         .03         .04         .13         .21
   Net realized and unrealized gain on investments . . . . . . .        (4.54)       5.87        3.25        3.19         .24
                                                                   ----------  ----------  ----------  ----------  ----------

      Total Income From Investment Operations. . . . . . . . . .        (4.52)       5.90        3.29        3.32         .45
                                                                   ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .         (.04)       (.01)       (.07)       (.15)       (.21)
   Net realized gain on investments. . . . . . . . . . . . . . .        (1.10)      (1.22)       (.20)       (.58)       (.60)
   In excess of net realized gain on investments . . . . . . . .         (.49)         --          --        (.05)         --
                                                                   ----------  ----------  ----------  ----------  ----------

      Total Distributions. . . . . . . . . . . . . . . . . . . .        (1.63)      (1.23)       (.27)       (.78)       (.81)
                                                                   ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .   $    15.96  $    22.11  $    17.44  $    14.42  $    11.88
                                                                   ----------  ----------  ----------  ----------  ----------
                                                                   ----------  ----------  ----------  ----------  ----------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . . . .       (22.32)      35.85       23.14       30.04        3.90

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted)  . . . . . . . . . .      344,630     149,808      55,208      23,301      25,716

   Ratios to average net assets (%):
      Operating expenses, net. . . . . . . . . . . . . . . . . .         1.04        1.00        1.00         .97         .30
      Operating expenses, gross. . . . . . . . . . . . . . . . .         1.04        1.09        1.18        1.58         .81
      Net investment income. . . . . . . . . . . . . . . . . . .          .10         .18         .26         .81        1.73

   Portfolio turnover rate (%) . . . . . . . . . . . . . . . . .        86.13      143.79       76.85      192.88       44.86


* Prior to November 22, 1994, the Fund was passively managed as the S&P Midcap Index Fund. Effective November 23, 1994, the Fund increased the Advisory fee from .20% to .75% of its average daily net assets.


16  Annual Report

SSgA
SMALL CAP FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1998


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Small Cap Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


                                                               Annual Report  17

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $4,883,568 incurred from November 1, 1997 to August 31, 1998, and treat it as arising in the fiscal year 1999.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:

                                                                  NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $  441,804,005   $   11,974,022   $ (106,755,027)  $  (94,781,005)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives


18  Annual Report

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the for the year ended August 31, 1998, purchases and sales of investment securities, excluding short-term investments and futures contracts aggregated to $600,983,030, and $281,484,045, respectively.

     FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for year ended August 31, 1998, were as follows:

                                       FUTURES CONTRACTS PURCHASED
                                      -----------------------------
                                                        AGGREGATE
                                        NUMBER OF     FACE VALUE OF
                                        CONTRACTS     CONTRACTS (1)
                                      -------------   -------------
     Outstanding at August 31, 1997              --   $          --
     Contracts opened                            46      10,118,498
     Contracts closed                           (46)    (10,118,498)
                                      -------------   -------------
     Outstanding at August 31, 1998              --   $          --
                                      -------------   -------------
                                      -------------   -------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. Effective November 23, 1994, pursuant to a shareholder vote, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. For the four months ended December 31, 1997, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.00% of average daily net assets on an annual basis. Beginning January 1, 1998, the Advisor has removed the expense cap. The Investment Company also


                                                               Annual Report  19

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5% for the period January 1, 1998 to August 31, 1998, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held


20  Annual Report

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     by or for customers of these Agents. For the for the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $82,841, $4,536, $162,004, $380, and $71,108, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $54,003 for the for the year ended August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

          Advisory fees                 $   574,341
          Administration fees                11,256
          Custodian fees                     28,317
          Distribution fees                  22,836
          Shareholder servicing fees         38,384
          Transfer agent fees                35,280
          Trustees' fees                      1,758
                                        -----------
                                        $   712,172
                                        -----------
                                        -----------

     BENEFICIAL INTEREST: As of August 31, 1998, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 23% and 11%, respectively, of the total outstanding shares of the Fund.


                                                               Annual Report  21

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


5.   FUND SHARE TRANSACTIONS


                                                        (AMOUNTS IN THOUSANDS)
                                                    FOR THE YEAR ENDED AUGUST 31,
                                       --------------------------------------------------------
                                                  1998                          1997
                                       --------------------------    --------------------------
                                          SHARES        DOLLARS         SHARES        DOLLARS
                                       -----------    -----------    -----------    -----------
     Proceeds from shares sold              26,193    $   567,051          5,423    $   103,546
     Proceeds from reinvestment
        of distributions                       703         15,185            237          4,094
     Payments for shares redeemed          (12,081)      (251,453)        (2,048)       (39,521)
                                       -----------    -----------    -----------    -----------

     Total net increase (decrease)          14,815    $   330,783          3,612    $    68,119
                                       -----------    -----------    -----------    -----------
                                       -----------    -----------    -----------    -----------

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus 0.50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.


22  Annual Report

SSgA
SMALL CAP FUND
                                                                 TAX INFORMATION
                                                     August 31, 1998 (Unaudited)

The Fund paid distributions of $6,817,787 from net long-term capital gains during its taxable year ended August 31, 1998. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $2,286,882 as 20% capital gain dividends for its taxable year ended August 31, 1998.

Please consult a tax advisor for questions about federal or state income tax laws.


                                                               Annual Report  23

SSgA SMALL CAP FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109


24  Annual Report

                         SSgA-Registered Trademark- FUNDS

                           US TREASURY MONEY MARKET FUND

                                   Annual Report

                                  August 31, 1998


                                 Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .      4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . .      6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .      8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .      9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .     15

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .     16

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .     20


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA US TREASURY MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA US Treasury Money Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA US TREASURY MONEY MARKET FUND

MANAGEMENT OF THE FUNDS









                                Nicholas A. Lopardo
                       Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Ms. Susan Chaisson, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA US Treasury Money Market Fund since February 1996. She began her career at State Street as a portfolio administrator in the Mutual Funds Department, progressing to the operations support staff in the domestic fixed income department prior to becoming a money market trader. Ms. Chaisson received her BS degree in Accounting from the University of Massachusetts and her Masters in Finance from Suffolk University. There are ten other portfolio managers working with Ms. Chaisson.


                                                                Annual Report  5

SSgA US TREASURY MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:  Maximize current income; preservation of capital and liquidity.

INVESTS IN: Obligations issued, guaranteed, or backed by the US Government.

STRATEGY:   Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

   DATES       US TREASURY MONEY MARKET FUND   SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX
Inception*               $10,000                                $10,000
     1994                $10,251                                $10,277
     1995                $10,813                                $10,851
     1996                $11,399                                $11,431
     1997                $12,010                                $12,031
     1998                $12,675                                $12,659

                     YEARLY PERIODS ENDED AUGUST 31

SSgA US TREASURY MONEY MARKET FUND

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $     10,553       5.53%
Inception      $     12,675       5.12%+

SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX

Period Ended     Growth of       Total
  08/31/98        $10,000        Return
------------   ------------   ------------
1 Year         $     10,522       5.22%
Inception      $     12,659       5.09+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

The Fund had a one-year total return of 5.53% for the fiscal year ended August 31, 1998. This compares favorably to the return of 5.22% for the same period for the benchmark of the Fund, the Salomon Brothers 3-Month Treasury Bill Index. The Fund's performance is net of fund operating expenses, whereas Index results do not include expenses of any kind. The Salomon Brothers 3-Month Treasury Bill Index was chosen as a standard, well-known representation of money market rates.

Effects of the Asian crisis, which began in October 1997, had many economists predicting a global slowdown in growth and increased deflationary pressures. Viewed as a "safe haven", yields on US Treasury securities flattened, with the two-year, 10-year and 30-year falling 13, 36, and 48 basis points, respectively, during the fourth quarter. Although the Federal Reserve Open Market Committee
(FOMC) maintained a "tightening bias" throughout the second half of 1997, turmoil in the Asian region reduced the need to raise the Federal Funds rate in response to strong domestic growth. Market participants, as well as the Federal Reserve,


6  Annual Report

SSgA US TREASURY MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

were forced to take a wait-and-see approach on the economic situation. As year end approached, signs were already appearing that some slowdown in growth would reach American soil.

In the first quarter of 1998, GDP advanced at an annualized rate of 5.4% while the unemployment rate stood at 4.6%. Domestic economic releases confirmed strong growth and a non-inflationary environment. Although the domestic backdrop showed signs of an overheating economy, rising uncertainty of the Asian epidemic served to keep the Fed on hold. Chairman Greenspan confirmed this dichotomy in testimonies before Congress, praising the economy's performance but warned against impending fallout from Asia. These comments made by the Federal Reserve set the markets in a trading range which has persisted throughout the rest of the fiscal year. For the year, one- and 30-year Treasuries fell 29 and 115 basis points, respectively. During the second quarter of 1998, impact from Asian trade drag came full force as GDP advanced only 1.6%. Underlying fundamentals for domestic growth persisted. High levels of consumer confidence and strong consumer and capital spending, combined with unemployment of 4.3% inspired a tightening bias.

MARKET AND PORTFOLIO HIGHLIGHTS

In the last year, the SSgA US Treasury Money Market Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in obligations backed by the US Treasury. Treasuries became very expensive and traded at levels below the Federal Funds rate. Due to our belief that the Fed was on hold and the flatness of the yield curve would persist, we increased our percentage of overnight Repurchase Agreements to 80% of the Fund. The average maturity of the Fund over the course of the year ranged between 21 and 36 days, primarily due to the Repo roll-over strategy yield advantage over treasury securities. When opportunities arose in the market, the Fund selectively purchased one-year securities to extend its average days to maturity.

                          ------------------


NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

  * The Fund commenced operations on December 1, 1993. Index comparison also began on December 1, 1993.

 ** Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.
  +   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to Maintain a stable net asset value of $1.00 per share.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA US Treasury Money Market Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended, and for the period December 1, 1993 (commencement of operations) to August 31, 1994 in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998

                                        /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
US TREASURY MONEY MARKET FUND


                                                                                                      STATEMENT OF NET ASSETS
                                                                                                              August 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
UNITED STATES GOVERNMENT TREASURIES - 17.5%
United States Treasury Bills . . . . . . . . . . . . . . . . . . . .  $   50,000          5.589%      09/15/98     $   49,893
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .      40,000          6.000       09/30/98         40,011
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .      30,000          5.000       02/15/99         29,945
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .      30,000          6.250       03/31/99         30,116
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .      25,000          6.250       05/31/99         25,109
                                                                                                                   ----------

TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $175,074). . . . . . . . . . . . . . . . . . . . . . . . . . .        175,074
                                                                                                                   ----------

TOTAL INVESTMENTS (amortized cost $175,074) - 17.5%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        175,074
                                                                                                                   ----------

REPURCHASE AGREEMENTS - 82.9%
Agreement with Bankers Trust of $220,000
   acquired August 31, 1998 at 5.820% to be repurchased at $220,036 on September 1, 1998, collateralized by:
      $223,578 United States Treasury Notes
         5.125% due 08/31/00 valued at $225,009. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        220,000
Agreement with Bear Stearns & Co., Inc. of $40,000
   acquired August 31, 1998 at 5.960% to be repurchased at $40,007 on September 1, 1998, collateralized by:
      $14,800 United States Treasury Notes
         6.375% due 05/15/00 valued at $15,399
      $14,616 United States Treasury Notes
         5.750% due 11/15/00 valued at $15,090
      $10,155 United States Treasury Notes
         5.250% due 08/15/03 valued at $10,322 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000
Agreement with Deutsche Bank AG of $40,000
   acquired August 31, 1998 at 5.850% to be repurchased at $40,007 on September 1, 1998, collateralized by:
      $27,500 United States Treasury Notes
         12.750% due 11/15/10 valued at $40,976. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000


                                                                Annual Report  9

SSgA
US TREASURY MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1998

                                                                                                                      VALUE
                                                                                                                      (000)
                                                                                                                   ----------
Agreement with Donaldson, Lufkin & Jenrette Securities Corp. of $220,000
   acquired August 31, 1998 at 5.820% to be repurchased at $220,036 on September 1, 1998, collateralized by:
      $38,334 United States Treasury Notes
         5.625% due 11/30/98 valued at $38,938
      $50,000 United States Treasury Notes
         5.750% due 12/31/98 valued at $50,606
      $43,820 United States Treasury Notes
         6.000% due 10/15/99 valued at $45,223
      $49,701 United States Treasury Notes
         5.500% due 05/31/00 valued at $50,818
      $38,337 United States Treasury Notes
         5.625% due 02/28/01 valued at $38,905 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  220,000
Agreement with Dresdner Bank AG of $40,000
   acquired August 31, 1998 at 5.900% to be repurchased at $40,007 on September 1, 1998, collateralized by:
      $39,519 United States Treasury Notes
         5.750% due 08/15/03 valued at $40,800 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000
Agreement with Goldman Sachs of $29,317
   acquired August 31, 1998 at 5.950% to be repurchased at $29,322 on September 1, 1998, collateralized by:
      $18,965 United States Treasury Notes
         13.875% due 05/15/11 valued at $29,903. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         29,317
Agreement with Greenwich Capital Market, Inc. of $40,000
   acquired August 31, 1998 at 5.830% to be repurchased at $40,006 on September 1, 1998, collateralized by:
      $32,654 United States Treasury Notes
         7.500% due 11/15/16 valued at $41,232 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000
Agreement with Lehman Brothers Securities, Inc. of $40,000
   acquired August 31, 1998 at 5.850% to be repurchased at $40,007 on September 1, 1998, collateralized by:
      $39,415 United States Treasury Notes
         5.625% due 05/15/01 valued at $40,805 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000


10  Annual Report

SSgA
US TREASURY MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1998

                                                                                                                      VALUE
                                                                                                                      (000)
                                                                                                                   ----------
Agreement with Merrill Lynch of $40,000
   acquired August 31, 1998 at 5.880% to be repurchased at $40,007 on September 1, 1998, collateralized by:
      $30,650 United States Treasury Bond
         10.750% due 08/15/05 valued at $40,803. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   40,000
Agreement with JP Morgan of $40,000
   acquired August 31, 1998 at 5.870% to be repurchased at $40,007 on September 1, 1998, collateralized by:
      $26,953 United States Treasury Notes
         12.000% due 08/15/13 valued at $40,800. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000
Agreement with Swiss Bank Corp. of $40,000
   acquired August 31, 1998 at 5.830% to be repurchased at $40,006 on September 1, 1998, collateralized by:
      $38,042 United States Treasury Notes
         6.625% due 04/30/02 valued at $40,800 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000
Agreement with Westdeutsche Landesbank of $40,000
   acquired August 31, 1998 at 5.780% to be repurchased at $40,006 on September 1, 1998, collateralized by:
      $40,250 United States Treasury Notes
         5.780% due 02/15/00 valued at $40,805 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000
                                                                                                                   ----------

TOTAL REPURCHASE AGREEMENTS (identified cost $829,317) . . . . . . . . . . . . . . . . . . . . . . . . . . . .        829,317
                                                                                                                   ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $1,004,391)(a) - 100.4%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,004,391
OTHER ASSETS AND LIABILITES, NET - (0.4%). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (4,024)
                                                                                                                   ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $1,000,367
                                                                                                                   ----------
                                                                                                                   ----------

(a) The identified cost for federal income tax purposes is the same as shown above.


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  11

SSgA
US TREASURY MONEY MARKET FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1998

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $      175,074
Repurchase agreements (identified cost $829,317)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .             829,317
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,399
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,006,792

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,590
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,556
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 269
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,425
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,000,367
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $            2
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,000
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             999,365
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,000,367
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,000,366,685 divided by 1,000,376,311 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


12  Annual Report

SSgA
US TREASURY MONEY MARKET FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                                  Amounts in
                                                                                                                  thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       59,006

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,636
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 319
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 377
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 294
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  39
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 264
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  82
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  30
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                  11
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
                                                                                          --------------


  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,092
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,984)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,108
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              56,898
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  44
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $       56,942
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  13

SSgA
US TREASURY MONEY MARKET FUND

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                         For the Fiscal Years Ended August 31,

                                                                                      Amounts in thousands

                                                                                       1998           1997
                                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     56,898   $     18,879
   Net realized gain (loss)  . . . . . . . . . . . . . . . . . . . . . . . . . .             44             57
                                                                                   ------------   ------------

      Net increase in net assets resulting from operations . . . . . . . . . . .         56,942         18,936
                                                                                   ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (56,898)       (18,879)
                                                                                   ------------   ------------
FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from
      Fund share transactions (Note 5) . . . . . . . . . . . . . . . . . . . . .         83,478        727,784
                                                                                   ------------   ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .         83,522        727,841

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        916,845        189,004
                                                                                   ------------   ------------

   End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  1,000,367   $    916,845
                                                                                   ------------   ------------
                                                                                   ------------   ------------


The accompanying notes are an integral part of the financial statements.


14  Annual Report

SSgA
US TREASURY MONEY MARKET FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                           The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    YEAR ENDED AUGUST 31,
                                                                   ----------------------------------------------------------
                                                                      1998        1997        1996        1995        1994*
                                                                   ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .   $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                                   ----------  ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .        .0540       .0515       .0529       .0536       .0249

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .       (.0540)     (.0515)     (.0529)     (.0536)     (.0249)
                                                                   ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .   $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                                   ----------  ----------  ----------  ----------  ----------
                                                                   ----------  ----------  ----------  ----------  ----------

TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . . . . . .         5.53        5.36        5.42        5.48        2.51

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted)  . . . . . . . . . .    1,000,367     916,845     189,004     160,893     154,858

   Ratios to average net assets (%)(b):
      Operating expenses, net (c)  . . . . . . . . . . . . . . .          .20         .20         .20         .13         .13
      Operating expenses, gross (c)  . . . . . . . . . . . . . .          .39         .46         .38         .39         .38
      Net investment income. . . . . . . . . . . . . . . . . . .         5.40        5.28        5.29        5.38        3.28

*   For the period December 1, 1993 (commencement of operations) to
    August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


                                                               Annual Report  15

SSgA
US TREASURY MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1998


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA US Treasury Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.


16  Annual Report

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $399,993,292, $60,365,234, and $295,000,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has investment advisory agreements with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .25% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. As of August 31, 1998, the receivables due from the Adviser for expenses in excess of the expense caps have been netted against the Adviser fee payables. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to


                                                               Annual Report  17

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     December 31, 1997, and up to a maximum of 5%, for the period January 1, 1998 to August 31, 1998 of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the
     Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $263,589 by the Adviser.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon its relative net assets.


18  Annual Report

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

          Advisory fees                 $    78,439
          Administration fees                26,592
          Custodian fees                     86,924
          Distribution fees                  26,960
          Shareholder servicing fees         21,125
          Transfer agent fees                24,485
          Trustees' fees                      4,040
                                        -----------
                                        $   268,565
                                        -----------
                                        -----------

     BENEFICIAL INTEREST: As of August 31, 1998, two shareholders, who were also affiliates of the Investment Company, were record owners of approximately 59% and 14%, respectively, of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                           (AMOUNTS IN THOUSANDS)
                                       FOR THE YEARS ENDED AUGUST 31,
                                       ------------------------------
                                            1998            1997
                                       -------------   --------------
     Proceeds from shares sold             9,616,163       4,609,904
     Proceeds from reinvestment
        of distributions                      16,817           6,915
     Payments for shares redeemed         (9,549,502)     (3,889,035)
                                       -------------   -------------

     Total net increase (decrease)            83,478         727,784
                                       -------------   -------------
                                       -------------   -------------


                                                               Annual Report  19

SSgA US TREASURY MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109


20  Annual Report

                          SSgA-Registered Trademark- Funds

                                   YIELD PLUS FUND

                                    Annual Report

                                   August 31, 1998


                                  Table of Contents
                                                                       Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . .   4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . .   6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . .   8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .   9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . .  16

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . .  17

Fund Management and Service Providers. . . . . . . . . . . . . . . . .  24

"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA YIELD PLUS FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Yield Plus Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA YIELD PLUS FUND

MANAGEMENT OF THE FUNDS





                                 Nicholas A. Lopardo

                            Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Mr. John Reohr, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Yield Plus Fund since January 1998. Mr. Reohr joined SSgA in April 1993 with responsibilities in cash and enhanced cash portfolio management. Mr. Reohr began his Fixed Income career in 1983 working for Lehman Brothers' Treasury Trading Desk. Until 1989, Mr. Reohr managed short and intermediate Fixed Income portfolios for Continental Bank. Since then, Mr. Reohr has also managed government, mortgage, money market, and Federal Funds arbitrage portfolios for the Federal Home Loan Bank of Boston. He earned his BA in Political Science at Dickinson College and his MBA from the University of Chicago. There are ten other portfolio managers working with Mr. Reohr.


                                                                Annual Report  5

SSgA YIELD PLUS FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize current income; preservation of capital and liquidity.

INVESTS IN: High quality, investment grade, debt instruments including: US Government Treasuries and Agencies, corporate bonds, asset-backed securities, mortgage-backed securities, and high quality money market instruments maintaining duration to one year or less.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different sectors and issues which can vary depending on the general level of interest rates, market determined risk premiums, as well as supply/demand imbalances in the market.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

DATES         YIELD PLUS FUND   SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX   SALOMON BROTHERS 6 MONTH TREASURY BILL INDEX
Inception*         $10,000                       $10,000                                        $10,000
      1993         $10,285                       $10,256                                        $10,273
      1994         $10,660                       $10,621                                        $10,650
      1995         $11,301                       $11,213                                        $11,271
      1996         $11,948                       $11,813                                        $11,888
      1997         $12,626                       $12,433                                        $12,532
      1998         $13,308                       $13,082                                        $13,209

                     YEARLY PERIODS ENDED AUGUST 31

SSgA  YIELD PLUS FUND

Period Ended     Growth of      Total
 08/31/98         $10,000       Return
------------   ------------   ---------
1 Year         $     10,540      5.40%
5 Year         $     12,940     5.29%+
Inception      $     13,308     5.04%+


SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX

Period Ended     Growth of      Total
 08/31/98         $10,000       Return
------------   ------------   ---------
1 Year         $     10,522      5.22%
5 Year         $     12,757     4.99%+
Inception      $     13,082     4.71%+


NARROWLY BASED INDEX:

SALOMON BROTHERS 6-MONTH TREASURY BILL INDEX

Period Ended     Growth of      Total
 08/31/98         $10,000       Return
------------   ------------   ---------
1 Year         $     10,540      5.40%
5 Year         $     12,860     5.16%+
Inception      $     13,209     4.89%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

The SSgA Yield Plus Fund performed well in a year that ranks as one of the most volatile this decade. The Fund returned 5.40%, and managed to meet or exceed the returns of its benchmarks. The Fund's performance results exceeded the Salomon Brothers 3-Month Treasury Bill Index gain of 5.22% by 18 basis points, and matched the return of the 6-Month Treasury Bill Index.

Although the Federal Reserve did not change interest rate policy this year, the Treasury curve fluctuated wildly. Two year Treasury note yields moved in an above average 125 basis point range, culminating in a massive rally that began in July and left yields at 4.78%, almost 75 basis points below overnight rates. Coincident with the Treasury rally, the risk premium for all non-Treasury debt increased markedly. The Manager believes the market re-priced all credit risks. Swap spreads reflect these generic market requirements for accepting credit risk, as they represent the yield difference between Treasuries and top tier international banks, and are highly correlated with spreads on corporate bonds, asset-backed


6  Annual Report

SSgA YIELD PLUS FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

securities, mortgages, and other investments held by the Fund. Assuming other variables remain constant, wider swap spreads cause prices on these securities to drop. Short maturity swap spreads have more than doubled this year and adversely impacted the total return of the Fund.

MARKET AND PORTFOLIO HIGHLIGHTS

The Fund's duration was managed consistently short, relative to its benchmarks. The month end duration of the Fund exceeded .25 years only three times during the period, and reached a maximum of .33 years. This was done to minimize the risk of the yield curve reverting to its average slope for the decade. The front of the yield curve as represented by the spread from the Federal Funds effective overnight rate to the two year Treasury Note averaged 76 basis points since 1990, with a standard deviation of 69 basis points. In comparison, this relationship averaged 2 basis points for the fiscal year ended August 31, 1998, and closed the year down 110 basis points, as fears over the emerging markets crisis in Asia, Russia, and Latin America blossomed. The flat-to-inverted curve held little promise for appreciation from duration roll-down.

A primary objective of the Fund's investment strategy this year was increasing its exposure to highly rated issuers. Specifically, sector allocations to the AAA/Aaa rated Asset-Backed and US Government Agency mortgage-backed markets were increased. Within the Asset-Backed sector, Fund allocations were shifted away from the mature credit card market and directed into the home equity market. Three-year credit card issues began the year at discount margins of eight basis points over LIBOR, while similar average-life home equity transactions were pricing at LIBOR plus 25 basis points. The spread differential on these markets narrowed considerably during the year, contributing to the Fund's total return. Credit card issues finished the year unchanged, and home equities closed up 19 basis points. Additionally, the collateral which supports home equity transactions is secured by real estate and represents a stronger claim than the unsecured receivables which collateralize credit cards. The Fund increased its mortgage allocation from 0% to 18.9% as the sector traded cheaply and also improved the portfolio credit quality. The Fund owns only those mortgages issued by Federal agencies that carry either an explicit or implicit government guarantee. The high quality nature of the Fund's holdings have helped it to weather the current instability in the market.


--------------------------------------------------------------------------------

TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)                            AUGUST 31, 1998
Federal National Mortgage Association                             10.5%
General Motors Acceptance Corp.                                    4.5
Federal Home Loan Mortgage Corp.                                   4.1
BankBoston Corp.                                                   3.9
MBNA Master Credit Card Trust                                      3.6
Student Loan Marketing Association                                 3.2
Government National Mortgage Association                         3.1
Amresco Residential Services                                       3.0
Merrill Lynch & Co.                                                3.0
Contimortgage Home Equity Loan Trust                               2.9

--------------------------------------------------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

* The Fund commenced operations on November 9, 1992. Index comparisons began November 1, 1992.

++ Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

++++ The total return calculated for the Salomon Brothers 6-Month Treasury Bills
     Index includes principal gain or loss, income and reinvestment of proceeds. The Index is based on a rolling maturity concept and holding the bond to maturity. For example, the Index will contain, at any point, issues with 1-6 months of remaining maturity.

+    Annualized

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Yield Plus Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998

                                          /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
YIELD PLUS FUND



                                                        STATEMENT OF NET ASSETS
                                                                August 31, 1998

                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
                                                          (000)        (000)
                                                        ----------   ----------
LONG-TERM INVESTMENTS - 80.2%
ASSET-BACKED SECURITIES - 29.0%
Advanta Mortgage Loan Trust
  Series 1996-1 Class A5
     6.350% due 10/25/21                                $   5,000    $    5,059
Amresco Residential Securities
  Mortgage Loan Trust (a)
  Series 1997-3 Class A10
     5.838% due 09/01/27                                    7,331         7,339
  Series 1998-1 Class A7
     5.848% due 10/25/27                                   12,775        12,792
BA Master Credit Card Trust
  Series 1996-A Class A
     5.786% due 08/15/03                                    8,000         8,010
BankBoston Recreational Vehicle
  Asset Backed Trust
  Series 1997-1 Class A3
     6.432% due 12/15/02                                    2,256         2,256
Beneficial Mortgage Corp.
  Series 1997-2 Class A
     5.772% due 09/28/37 (a)                               14,428        14,410
Capital One Master Trust
  Series 1995-1 Class A
     5.830% due 10/15/03 (a)                                8,000         8,000
Contimortgage Home
  Equity Loan Trust
  Series 1996-1 Class A4
     5.980% due 01/15/11                                    6,500         6,490
  Series 1996-4 Class A4
     6.370% due 10/15/11                                   12,800        12,800
Delta Funding Home
  Equity Loan Trust
  Series 1998-1 Class A2F
     6.310% due 08/25/19                                    5,000         5,042
Ford Credit Grantor Trust
  Series 1995-B Class A
     5.900% due 10/15/00                                    1,035         1,036
General Electric Capital
  Mortgage Services, Inc.
  Series 1997-HE3 Class A1
     6.530% due 12/25/10                                    4,928         4,924
IMC Home Equity Loan Trust
  Series 1998-3 Class A3
     6.160% due 05/20/14 (a)                               10,000        10,062
MBNA Master Credit Card Trust
  Series 1998-A Class A
     5.766% due 08/15/05 (a)                               24,000        24,007
Providian Master Trust
  Series 1997-1 Class A
     5.730% due 05/15/06 (a)                                4,000         3,995
Student Loan Marketing Association
  Series 1997-3 Class A1
     5.650% due 04/25/06 (a)                               21,586        21,495
Textron Financial Corp. Receivables
  Series 1997-A Class A
     6.050% due 09/15/99                                    9,232         9,274
The Money Store Home Equity Trust
  Series 1994-A Class A3
     5.525% due 09/15/18 (a)                                2,480         2,455
Toyota Auto Receivables Grantor Trust
  Series 1996-A Class A
     6.300% due 07/20/01                                    5,739         5,762
UCFC Home Equity Loan
  Series 1998-AA Class A
     5.830% due 02/15/28 (a)                               13,342        13,342
Westpac Securitisation Trust
  Series 1998-1G Class A
     5.796% due 07/19/29 (a)                               16,367        16,347
                                                                     ----------

                                                                        194,897
                                                                     ----------

CORPORATE BONDS AND
NOTES - 24.7%
Associates Corp. of
  North America
     5.787% due 08/27/01 (a)                               18,000        17,968
BankBoston Corp. (a)
     5.812% due 02/10/01                                    5,000         4,979
     5.812% due 08/24/01 (MTN)                              9,000         8,982
     5.837% due 07/14/03 (MTN)                             10,000         9,988


                                                               Annual Report  9

SSgA
YIELD PLUS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
                                                          (000)        (000)
                                                        ----------   ----------

Beneficial Corp.
     5.837% due 11/15/01 (MTN)(a)                       $   7,500    $    7,508
Boeing Capital Corp.
     5.787% due 03/27/02 (MTN)(a)                          12,500        12,438
Countrywide Home Loan Corp.
     5.807% due 02/25/00 (MTN)(a)                          10,100        10,074
  Series E
     5.867% due 08/08/00 (MTN)(a)                           7,500         7,470
Dean Witter Discover & Co.
     6.062% due 03/01/00 (a)                                6,000         6,021
General Motors Acceptance Corp. (a)
     5.787% due 08/18/03                                   10,000         9,956
     5.687% due 10/30/00 (MTN)                             20,000        19,935
Goldman Sachs Group L.P.
     5.937% due 06/02/04 (a)                                5,000         4,988
Household Finance Corp.
     5.987% due 06/17/05 (MTN)(a)                          18,000        17,954
Merrill Lynch & Co.
     5.757% due 08/10/01 (MTN)(a)                          20,000        19,967
PNC Bank NA
     5.767% due 06/03/03 (a)                                5,000         5,001
Time Warner Inc.
     7.950% due 02/02/00                                    3,000         3,073
                                                                     ----------

                                                                        166,302
                                                                     ----------

EURODOLLAR BONDS - 7.7%
Allied Irish Banks
     5.987% due 10/31/06 (MTN)(a)                          13,000        12,940
Bankamerica Corp.
     5.750% due 03/24/03 (MTN)(a)                           5,000         4,984
Denmark Danske Bank
     6.117% due 06/04/06 (a)                                2,000         1,989
Foreningssparbanken
     7.531% due 10/29/49 (a)(f)                             7,000         7,001
Lehman Brothers Holdings PLC (a)
     5.987% due 09/03/02 (MTN)                              5,000         4,974
     6.062% due 11/06/00 (MTN)                              2,500         2,501
Lloyds Bank PLC
     6.000% due 06/29/49 (a)(f)                             3,000         2,624
National Westminster Finance
     5.812% due 04/18/05 (a)                               15,000        14,808
                                                                     ----------

                                                                         51,821
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 18.8%
Federal Home Loan Mortgage Corp.
  Participation Certificate
     7.000% due 2000                                          738           743
     6.560% due 2018 (a)                                    3,204         3,257
     7.430% due 2020 (a)                                    9,253         9,578
     7.570% due 2020 (a)                                    7,900         8,218
     7.320% due 2023 (a)                                    1,692         1,723
     7.380% due 2024 (a)                                    3,769         3,810
Federal Home Loan
  Mortgage Corp. Strip
     6.622% due 07/01/29 (a)                                7,725         7,737
Federal National Mortgage
  Association
     7.610% due 2008 (a)                                    6,681         6,931
     8.000% due 2013                                        8,383         8,526
     6.590% due 2019 (a)                                    5,108         5,136
     6.630% due 2019 (a)                                    1,497         1,511
     7.090% due 2020 (a)                                    5,069         5,207
     7.400% due 2022 (a)                                   17,311        17,771
     7.260% due 2023 (a)                                    7,543         7,684
     7.560% due 2025 (a)                                    2,745         2,846
     7.470% due 2030 (a)                                   14,327        14,887
Government National Mortgage
  Association
     8.000% due 2012                                        1,819         1,883
     5.000% due 2028(a)                                    18,777        18,718
                                                                     ----------

                                                                        126,166
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $540,384)                                                         539,186
                                                                     ----------


10  Annual Report

SSgA
YIELD PLUS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
                                                          (000)        (000)
                                                        ----------   ----------
SHORT-TERM INVESTMENTS - 2.0%
AIM Short Term Investment Treasury
  Portfolio Class A (b)                                 $  13,796    $   13,796
Federated Investors Prime
  Obligations Fund (b)                                         49            49
United States Treasury Bills
     5.022% due 11/12/98 (c)(d)                                20            20
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,865)                                                           13,865
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $554,249)(e) - 82.2%                                   553,051
                                                                     ----------

REPURCHASE AGREEMENTS - 17.2%
Agreement with Lehman Brothers Co.
  of $40,581 acquired 08/31/98 at 5.970%
  to be repurchased at $40,588
  on 09/01/98, collateralized by:
     $38,920 United States Treasury Note,
     5.375% due 09/30/01, valued at $41,397                              40,581
Agreement with Merrill Lynch of $75,000
  acquired 08/31/98 at 5.970%
  to be repurchased at $75,012
  on 09/01/98, collateralized by:
     $76,500 Federal Home Loan
     Mortgage Corp. Discount Note,
     8.780% due 09/01/98, valued at $76,500                              75,000
                                                                     ----------

TOTAL REPURCHASE AGREEMENTS
(cost $115,581)                                                         115,581
                                                                     ----------

TOTAL INVESTMENTS AND
REPURCHASE AGREEMENTS
(identified cost $669,830)(c) - 99.4%                                $  668,632

OTHER ASSETS AND LIABILITIES,
NET - 0.6%                                                                3,833
                                                                     ----------

NET ASSETS - 100.0%                                                  $  672,465
                                                                     ----------
                                                                     ----------


(a)  Adjustable or floating-rate securities.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity.
(d) Held as collateral by the custodian in connection with futures contracts sold short by the Fund.
(e)  See Note 2 for federal income tax information.
(f)  Perpetual floating rate note.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company


The accompanying notes are an integral part of the financial statements.


                                                              Annual Report  11

SSgA
YIELD PLUS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                                     UNREALIZED
                                                          NUMBER    APPRECIATION
                                                            OF     (DEPRECIATION)
                                                         CONTRACTS     (000)
                                                         --------- -------------
FUTURES CONTRACTS
SOLD SHORT (Notes 2 and 3)

Eurodollar Financial
  Futures Contracts
  Expiration date 09/99                                        35  $        (22)
                                                                   ------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Sold Short (*)                                         $        (22)
                                                                   ------------
                                                                   ------------

(*) At August 31, 1998, United States Treasury Bills valued at $20 were held as collateral by the custodian in connection with open futures contracts sold short by the Fund.



The accompanying notes are an integral part of the financial statements.


12  Annual Report

SSgA
YIELD PLUS FUND



                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1998

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $554,249)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      553,051
Repurchase agreements (identified cost $115,581)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .             115,581
Cash     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,114
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,692
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,507
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 930
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             682,891

LIABILITIES
Payables:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          111
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,970
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,038
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 291
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                   4
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,426
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      672,465
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . . .      $          (75)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,906)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,198)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (22)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  67
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             675,599
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      672,465
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($672,464,920 divided by 67,432,154 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         9.97
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  13

SSgA
YIELD PLUS FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                                    Amounts
                                                                                                                 in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       36,975
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 998
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              37,973

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,562
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 189
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 102
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 241
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  26
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 271
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 105
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  41
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,587
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              35,386
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (499)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 146                (353)
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,633)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (22)             (1,655)
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,008)
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       33,378
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


14  Annual Report

SSgA
YIELD PLUS FUND


                                                                                               STATEMENTS OF CHANGES IN NET ASSETS
                                                                                             For the Fiscal Years Ended August 31,

                                                                                                         Amounts in thousands

                                                                                                     1998                 1997
                                                                                                  ------------        ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     35,386        $     50,065
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (353)              1,027
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . . . . . . .          (1,655)               (106)
                                                                                                  ------------        ------------

      Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . .          33,378              50,986
                                                                                                  ------------        ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (35,250)            (50,066)
   In excess of net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (136)               (136)
                                                                                                  ------------        ------------

      Total Distributions to Shareholders  . . . . . . . . . . . . . . . . . . . . . . . . . .         (35,386)            (50,202)
                                                                                                  ------------        ------------

FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from
      Fund share transactions (Note 5) . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (165,582)            (94,214)
                                                                                                  ------------        ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .        (167,590)            (93,430)

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         840,055             933,485
                                                                                                  ------------        ------------
   End of period (including accumulated distributions in excess of
     net investment income of $75 and $136, respectively)  . . . . . . . . . . . . . . . . . .    $    672,465        $    840,055
                                                                                                  ------------        ------------
                                                                                                  ------------        ------------

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  15

SSgA
YIELD PLUS FUND



                                                                                                         FINANCIAL HIGHLIGHTS
                                           The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                YEAR ENDED AUGUST 31,
                                                       ----------------------------------------------------------------------
                                                          1998           1997           1996           1995           1994
                                                       ----------     ----------     ----------      ---------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . $    10.01     $    10.00     $    10.00      $    9.99     $    10.01
                                                       ----------     ----------     ----------      ---------     ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . .        .57            .54            .56            .56            .38
   Net realized and unrealized gain (loss)
     on investments  . . . . . . . . . . . . . . . . .       (.04)           .01             --             02           (.02)
                                                       ----------     ----------     ----------      ---------     ----------
     Total Income From Investment Operations . . . . .        .53            .55            .56            .58            .36
                                                       ----------     ----------     ----------      ---------     ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . .       (.57)          (.54)          (.56)          (.56)          (.38)
   In excess of net realized gain on investments . . .         --             --             --           (.01)            --
                                                       ----------     ----------     ----------      ---------     ----------

     Total Distributions . . . . . . . . . . . . . . .       (.57)          (.54)          (.56)          (.57)          (.38)
                                                       ----------     ----------     ----------      ---------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . $     9.97     $    10.01     $    10.00      $   10.00     $     9.99
                                                       ----------     ----------     ----------      ---------     ----------
                                                       ----------     ----------     ----------      ---------     ----------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . .       5.40           5.67           5.73           6.01           3.65

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . .    672,465        840,055        933,485      1,447,097      1,358,464

   Ratios to average net assets (%):
     Operating expenses  . . . . . . . . . . . . . . .        .41            .38            .36            .38            .35
     Net investment income . . . . . . . . . . . . . .       5.66           5.42           5.59           5.64           3.82

   Portfolio turnover (%). . . . . . . . . . . . . . .     249.10          92.38          97.05         199.69         142.68


16  Annual Report

SSgA
YIELD PLUS FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1998


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Yield Plus Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the


                                                               Annual Report  17

SSgA
YIELD PLUS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1998, the Fund had a net tax basis capital loss carryover of $1,086,433 which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2004. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $842,006 incurred from November 1, 1997 to August 31, 1998, and treat it as arising in fiscal year 1999.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:

                                                              NET
                                                           UNREALIZED
          FEDERAL TAX     UNREALIZED      UNREALIZED      APPRECIATION
              COST       APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
         -------------   ------------   --------------   --------------
         $ 669,830,000   $    308,260   $   (1,506,260)  $   (1,198,000)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain fixed income securities purchased at a discount in futures, mortgage-backed securities, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


     The following reclassifications have been made at August 31, 1998:


        UNDISTRIBUTED        ACCUMULATED        ADDITIONAL
        NET INVESTMENT       NET REALIZED        PAID-IN
            INCOME           GAIN (LOSS)         CAPITAL
        --------------       ------------       ----------
        $     60,687         $   (40,294)       $  (20,393)


     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.


18  Annual Report

SSgA
YIELD PLUS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.


                                                               Annual Report  19

SSgA
YIELD PLUS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, and repurchase agreements aggregated to $1,207,230,890 and $1,572,064,356, respectively.

     For the year ended August 31, 1998, purchases and sales of US Government and Agency obligations, excluding short-term investments, futures contracts and repurchase agreements aggregated to $297,783,854 and $194,974,000, respectively.

     FUTURES TRANSACTIONS: Fund transactions in futures contracts during the year ended August 31, 1998 were as follows:

                                        FUTURES CONTRACTS         FUTURES CONTRACTS
                                           SOLD SHORT                 PURCHASED
                                     ------------------------  ------------------------
                                                   AGGREGATE                  AGGREGATE
                                     NUMBER OF  FACE VALUE OF  NUMBER OF   FACE VALUE OF
                                     CONTRACTS  CONTRACTS (1)  CONTRACTS   CONTRACTS (1)
                                     ---------  -------------  ---------   ------------
      Outstanding at August 31, 1997        --  $          --         --   $         --
      Contracts opened                     385     90,806,255        825    194,230,838
      Contracts closed                    (350)   (82,535,125)      (825)  (194,230,838)
                                     ---------  -------------  ---------   ------------
      Outstanding at August 31, 1998        35  $   8,271,130         --   $         --
                                     ---------  -------------  ---------   ------------
                                     ---------  -------------  ---------   ------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened. Three month Eurodollar financial futures contracts have a notional face amount of $1,000,000 and an equivalent duration of 13 weeks or .25 years.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing, and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment


20  Annual Report

SSgA
YIELD PLUS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     Company's Distributor on behalf of the Fund (up to a maximum of 10% for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5% for the period January 1, 1998 to August 31, 1998 of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the
     Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $155,854, $1,162, $27,339 and $86,102, by the Adviser, SSBSI, Commercial Banking, and Solutions, respectively. The Fund did not incur any expenses from RIS during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.


                                                               Annual Report  21

SSgA
YIELD PLUS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

         Advisory fees                         $ 205,675
         Administration fees                      14,710
         Custodian fees                           24,267
         Distribution fees                        13,685
         Shareholder servicing fees               22,086
         Transfer agent fees                       9,019
         Trustees' fees                            1,653
                                               ---------
                                               $ 291,095
                                               ---------
                                               ---------


     BENEFICIAL INTEREST: As of August 31, 1998, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 53% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS


                                                        (AMOUNTS IN THOUSANDS)
                                                    FOR THE YEARS ENDED AUGUST 31,
                                        -----------------------------------------------------------
                                                  1998                            1997
                                        ---------------------------    ----------------------------
                                          SHARES         DOLLARS         SHARES          DOLLARS
                                        ----------    -------------    ----------     -------------
     Proceeds from shares sold            187,164     $  1,870,329       206,514      $  2,066,206
     Proceeds from reinvestment
        of distributions                    3,401           33,983         4,931            49,336
     Payments for shares redeemed        (207,076)      (2,069,894)     (220,864)       (2,209,756)
                                        ----------    -------------    ----------     -------------

     Total net increase (decrease)        (16,511)    $   (165,582)       (9,419)     $    (94,214)
                                        ----------    -------------    ----------     -------------
                                        ----------    -------------    ----------     -------------


22  Annual Report

SSgA YIELD PLUS FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

OFFICERS
     Lynn L. Anderson, President
     Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
     J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts  02171
     (800) 647-7327

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     One International Place, 27th Floor
     Boston, Massachusetts  02110
     (800) 997-7327

ADMINISTRATOR
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington  98402

LEGAL COUNSEL
     Goodwin, Procter & Hoar LLP
     Exchange Place
     Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     One Post Office Square
     Boston, Massachusetts  02109


                                                               Annual Report  23

                          SSgA-Registered Trademark- Funds

                                 BOND MARKET FUND

                                   Annual Report

                                  August 31, 1998


                                 Table of Contents
                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . . .   6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .   8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .  18

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .  24

"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA BOND MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Bond Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSGA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA BOND MARKET FUND

MANAGEMENT OF THE FUNDS






                             Nicholas A. Lopardo
                    Chairman and Chief Executive Officer

A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Mr. John Kirby, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Bond Market Fund since the Fund's inception. Prior to joining State Street Bank in 1995, Mr. Kirby was an account manager with Lowell, Blake & Associates. Prior to that he was a portfolio manager with One Federal Asset Management, and an asset/liability risk specialist at Cambridge Port Savings. He has a BA from Boston College and is a CFA candidate. There are six other portfolio managers working with Mr. Kirby.


                                                                Annual Report  5

SSgA BOND MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:     Maximize total return by investing in fixed income securities.

INVESTS IN:     Investment grade debt instruments including: US Government
Treasuries, agencies, corporate bonds, asset-backed securities and mortgage-backed securities.

STRATEGY:      Fund managers make investment decisions to seek to match or exceed the return of the Lehman Brothers Aggregate Bond Index. The Fund seeks to match the Index's duration at all times while adding value through issue and sector selection.

                                       [GRAPH]


GROWTH OF A $10,000 INVESTMENT

                                        LEHMAN BROTHERS
  DATES          BOND MARKET FUND    AGGREGATE BOND INDEX**
Inception*           $10,000               $10,000
  1996                $9,781                $9,824
  1997               $10,707               $10,806
  1998               $11,762               $11,949

YEARLY PERIODS ENDED AUGUST 31

SSgA BOND MARKET FUND

  Period Ended   Growth of    Total
   08/31/98      $10,000     Return
--------------   ---------   ------
1 Year           $ 10,986    9.86%
Inception        $ 11,762    6.54%+

LEHMAN BROTHERS AGGREGATE
   BOND INDEX

  Period Ended   Growth of    Total
   08/31/98       $10,000    Return
--------------   ---------   ------
1 Year           $ 11,057    10.57%
Inception        $ 11,949     7.13%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.


PERFORMANCE REVIEW

For the year ended August 31, 1998, the SSgA Bond Market Fund returned 9.86% versus 10.57% for its benchmark, the Lehman Brothers Aggregate Bond Index. Deviation from the benchmark was principally due to payment of operating expenses by the Fund, whereas Index results do not include expenses of any kind.

The Fund does not pursue active interest exposure. The primary source of risk in the portfolio is from sector over/underweight versus the index. This risk profile is less volatile than one resulting from active duration management. Over the year, the portfolio's tracking error versus the index decreased, as the sector exposure was reduced in anticipation of broadening global financial crisis.

The interest rate environment was favorable during the fiscal year ended August 31, 1998. The Federal Reserve was diligent in its commitment to moderate growth and control inflation. For the majority of fiscal 1998, the yield difference


6  Annual Report

SSgA BOND MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

between short and long term Treasury issues narrowed. The Federal Reserve Bank's decision not to lower the Fed Funds rate served to anchor short rates, but provided momentum for inflation concerns to be taken out of long interest rates. This trend prevailed until the global financial crisis sparked a flight-to-quality rally into US Treasuries. As the fiscal year ended, US Treasuries yields were approaching new lows. At August 31, 1998, two-year US Treasuries yielded 4.77%, with the 30-year bond yielding 5.26%.

MARKET AND PORTFOLIO HIGHLIGHTS

The Fund was managed consistently with its objective to maximize total return by investing in fixed income securities, including those represented by the Lehman Brothers Aggregate Bond Index. At August 31, 1998, the Fund's duration matched the Index at 4.46 years.

As the fiscal year began, the Fund employed a strategy to overweight corporate debt and mortgage backed securities to provide incremental yield to the portfolio. However, as the year progressed, the Fund underwent a strategic shift in its intermediate and long corporate positions, underweighting both, to reflect a possible slowing global economy. An overweight exposure in short duration corporate securities (five years and under) was maintained throughout the period. Within the corporate allocation, the Fund continued to favor aerospace/defense, cable media, UK regional electric companies, natural gas pipelines/distribution, Canadian provinces, and selected bank, finance, and insurance companies. The mortgage market was pressured from falling Treasury yields and increased risk premium built into swap spreads, which caused them to widen on an option-adjusted basis. The Fund was overweight in mortgages for the majority of the year, and also benefited from an underweight in premium pass-through instruments. As the risk of crisis increased, the Fund went to a neutral weight in mortgages.

The heightened risk in financial markets has widened the risk premium demanded in all spread markets and substantively reduced the overall liquidity of global non-government markets. The current weightings of the Fund reflect a cautious exposure to the global financial economy and markets.

--------------------------------------------------------------------------------

TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)                            AUGUST 31, 1998

 Federal National Mortgage Association                               32.9%
 United States Government Treasuries                                 23.9
 Government National Mortgage Association                             7.1
 Federal Farm Credit Banks                                            6.3
 CIT Group Holdings, Inc.                                             1.7
 Federal Home Loan Mortgage Corp.                                     1.5
 Ford Motor Credit Co.                                                1.5
 Manitoba, Province of                                                1.1
 Premier Auto Trust                                                   1.0
 International Lease Finance Corp.                                    0.9

--------------------------------------------------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON PRECEDING PAGE.

* The Bond Market Fund commenced operations on February 7, 1996. Index comparisons began February 1, 1996.

** The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price appreciation/depreciation and income as a percentage of the original investment.

+    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Bond Market Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the two fiscal years in the period then ended, and for the period February 7, 1996 (commencement of operations) to August 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998


                                        /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
BOND MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1998

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                          (000)          (000)
                                                        ----------     ----------

LONG-TERM INVESTMENTS - 99.7%
ASSET-BACKED SECURITIES - 3.6%
Chase Manhattan Auto Owner Trust
  Series 1998-A Class A3
    5.700% due 09/17/01                                 $     750      $     753
  Series 1998-B Class A3
    5.750% due 09/15/00                                       500            502
CIT RV Trust
    6.400% due 02/15/07                                       247            249
Citibank Credit Card Master Trust I
  Series 1998-6 Class A
    5.850% due 04/10/03                                       830            845
Discover Card Master Trust I
  Series 1996-3 Class A
    6.050% due 08/18/08                                       200            200
First USA Credit Card Master Trust
  Series 1997-6 Class A
    6.420% due 03/17/05                                     1,000          1,024
Ford Credit Auto Loan Master Trust
  Series 1995-1 Class A
    6.500%   Series 08/15/02                                  200            203
Ford Credit Auto Owner Trust
  Series 1998-A Class A3
    5.650%   Series 10/15/01                                  850            850
Premier Auto Trust
  Series 1996-2 Class A4
    6.575%   Series 10/06/00                                1,000          1,007
  Series 1997-1 Class A4
    6.350%   Series 04/06/02                                  250            253
  Series 1997-2 Class A4
    6.250%   Series 06/06/01                                  125            126
  Series 1997-3 Class A4
    6.200%   Series 01/06/01                                  400            402
  Series 1998-1 Class A3
    5.630%   Series 10/15/01                                  500            500
                                                                      ----------

                                                                           6,914
                                                                      ----------

CORPORATE BONDS AND NOTES - 21.6%
A.H. Belo Corp.
    6.875% due 06/01/02                                       750            770
Branch Banking & Trust Co.
    5.700% due 02/01/01                                       250            249
Burlington Northern Santa Fe Corp.
    6.375% due 12/15/05                                       500            501
    6.700% due 08/01/28                                     1,000            953
Caterpillar Inc.
    6.625% due 07/15/28                                       500            498
Chemical Bank New York Corp.
    7.250% due 09/15/02                                        40             42
CIT Group Holdings, Inc.
    6.250% due 10/04/99 (MTN)                                 500            502
    6.400% due 01/28/00 (MTN)                               1,000          1,004
    6.700% due 05/28/01 (MTN)                               1,000          1,028
    6.375% due 08/01/02                                     1,500          1,530
Commercial Credit Group, Inc.
    6.000% due 06/15/00                                       350            352
Cox Communications, Inc.
    6.800% due 08/01/28                                       500            474
Crestar Capital Trust I
    8.160% due 12/15/26                                       700            764
Donaldson, Lufkin & Jenrette, Inc.
    6.110% due 05/15/01 (MTN)                                 500            505
Enron Corp.
    9.650% due 05/15/01                                       250            272
Equitable Life Assurance Society
    6.950% due 12/01/05                                     1,000          1,044
Finova Capital Corp.
    6.375% due 05/15/05                                       500            505
Fleet Financial Group
    6.700% due 07/15/28                                       500            483
Ford Motor Co.
    7.700% due 05/15/97                                       450            479
Ford Motor Credit Co.
    6.375% due 10/06/00 (Regd.)                               500            505
    7.000% due 09/25/01                                       500            516
    6.110% due 12/28/01 (MTN)                                 900            908
Gatx Capital Corp.
    6.500% due 11/01/00                                     1,000          1,011



                                                                Annual Report  9

SSgA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                          (000)          (000)
                                                        ----------     ----------

General Electric Capital Corp.
    8.300% due 09/20/09                                 $    1,000     $   1,181
General Motors Acceptance Corp.
    6.625% due 04/24/00 (MTN)                                  440           446
    8.400% due 10/15/99                                        450           461
    9.625% due 12/15/01                                        810           898
GTE Corp.
    9.375% due 12/01/00                                        800           858
International Business Machines Corp.
    7.125% due 12/01/96                                        250           255
International Lease Finance Corp.
    6.375% due 01/18/00                                      1,000         1,008
    6.625% due 08/15/00                                        200           203
    6.125% due 11/01/99                                      1,000         1,004
Kemper Corp.
    6.875% due 09/15/03                                        345           356
KN Energy, Inc.
    7.450% due 03/01/98                                        250           235
Lehman Brothers Holdings, Inc.
    6.150% due 03/15/00 (MTN)                                1,000         1,009
    6.050% due 04/28/00 (MTN)                                1,000         1,009
Lockheed Martin Corp.
    6.850% due 05/15/01                                      1,000         1,019
Masco Corp.
    6.625% due 04/15/18                                        250           242
Merrill Lynch & Co.
    6.000% due 02/12/03                                        500           502
    6.050% due 03/06/01 (MTN)                                  625           632
National City Bank of Cleveland, Ohio
    6.350% due 03/15/01                                      1,000         1,003
Nationsbank Corp.
    7.625% due 04/15/05                                      1,000         1,067
    6.800% due 03/15/28                                        700           698
Norwest Financial, Inc.
  Series B
    6.050% due 11/19/99 (MTN)                                1,000         1,006
Raytheon Co.
    6.300% due 03/15/05                                      1,000           989
    6.750% due 03/15/18                                        600           586
Sola International, Inc.
    6.875% due 03/15/08                                        150           148
Sun Life Canada (US) Capital Trust
    8.526% due 05/29/49                                        500           582
Suntrust Banks, Inc.
    6.125% due 02/15/04                                      1,300         1,302
    6.000% due 02/15/26                                        300           299
TCI Communications Inc.
    7.125% due 02/15/28                                        600           589
Tele-Communications, Inc.
    8.250% due 01/15/03                                      1,000         1,075
Tennessee Gas Pipeline Co.
    7.000% due 03/15/27                                        700           694
Tommy Hilfiger USA, Inc.
    6.500% due 06/01/03                                        500           491
Tosco Corp.
    7.800% due 01/01/27                                        250           248
Travelers Group, Inc.
    9.500% due 03/01/02                                        285           316
US Bancorp First Bank Systems, Inc.
    7.625% due 05/01/05                                        500           537
USA Waste Services, Inc.
    6.500% due 12/15/02                                      1,000         1,001
Worldcom Inc.
    6.400% due 08/15/05                                        200           201
Xerox Capital Trust I
    8.000% due 02/01/27                                      1,250         1,295
Zions Institutional Capital Trust A
    8.536% due 12/15/26                                        600           657
                                                                      ----------

                                                                          40,997
                                                                      ----------

EURODOLLAR BONDS - 0.9%
DR Investments
    7.450% due 05/15/07                                        250           268
Hyder PLC
    6.750% due 12/15/04                                      1,000         1,027
Yorkshire Power Finance, Ltd.
    6.154% due 02/25/03                                        500           505
                                                                      ----------

                                                                           1,800
                                                                      ----------



10  Annual Report

SSgA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                          (000)          (000)
                                                        ----------     ----------

MORTGAGE-BACKED SECURITIES - 32.0%
Federal Home Loan Mortgage Corp.
  Participation Certificate Groups
    7.000% due 2001                                     $    140       $     142
    9.000% due 2004                                           55              57
    9.000% due 2005                                          397             413
    9.000% due 2010                                          372             393
    6.000% due 2011                                          108             108
    8.000% due 2011                                          157             162
    8.500% due 2025                                           47              49
    7.500% due 2028                                          794             816
Federal National Mortgage
  Association Pools
    6.000% due 2009                                          155             155
    6.000% due 2011                                          186             186
    6.000% due 2013 (d)                                    3,179           3,172
    8.000% due 2023                                            4               4
    8.500% due 2024                                           26              27
    7.500% due 2025                                          105             108
    8.000% due 2026                                          148             153
    9.000% due 2026                                          102             108
    6.500% due 2027                                          264             265
    8.000% due 2027                                        5,878           6,087
    7.500% due 2028                                        3,000           3,085
Federal National Mortgage
  Association (c)
    5.500% 15 Year TBA                                       165             162
    6.500% 30 Year Pass-thru TBA                           7,500           7,528
    7.000% 30 Year TBA                                    15,920          16,208
    7.500% 30 Year TBA                                     4,500           4,622
Government National Mortgage
  Association Pools
    8.000% due 1999                                          131             137
    8.000% due 2012                                        1,472           1,523
   10.000% due 2013                                           22              23
   10.000% due 2014                                            9               9
    7.000% due 2022 (d)                                      368             374
    7.500% due 2022                                           14              15
    6.880% due 2023 (d)                                      353             360
    7.000% due 2023 (d)                                      595             608
    6.500% due 2024                                           38              38
    7.500% due 2024                                          249             257
    8.500% due 2025                                          218             230
    9.500% due 2025                                          174             188
    7.500% due 2027                                        1,795           1,849
    8.000% due 2027                                           26              27
    8.000% due 2028                                        2,196           2,278
Government National
  Mortgage Association (c)
    7.000% 30 Year TBA                                     4,250           4,338
    7.500% 30 Year TBA                                     4,000           4,119
    8.000% 30 Year TBA                                       400             415
                                                                      ----------

                                                                          60,798
                                                                      ----------

UNITED STATES GOVERNMENT
AGENCIES - 6.9%
Federal Farm Credit Bank (MTN)
    6.060% due 05/28/13                                      670             696
Federal Home Loan Bank
    7.310% due 06/16/04                                    1,000           1,086
    6.995% due 04/02/07                                      300             329
Federal National Mortgage
  Association
    8.500% due 02/01/05                                    1,500           1,564
    6.560% due 11/26/07                                      400             413
    6.160% due 08/07/28                                    2,605           2,711
Federal National Mortgage
  Association (MTN)
    6.790% due 06/02/04                                    1,000           1,060
    6.480% due 06/28/04                                    1,000           1,046
    6.590% due 09/17/07                                      500             535
    6.550% due 11/21/07                                    1,000           1,029
    6.170% due 01/15/08                                      235             238
    6.270% due 02/05/08                                      220             224
    6.270% due 02/13/08                                    1,000           1,016
    6.150% due 07/02/08                                      500             506


                                                               Annual Report  11

SSgA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                          (000)          (000)
                                                        ----------     ----------

State of Israel United States Government
  Guaranteed Notes
  Series 3-B
    6.625% due 02/15/04                                 $    250       $     262
  Series 7-B
    5.700% due 02/15/03                                      500             504
                                                                      ----------

                                                                          13,219
                                                                      ----------
UNITED STATES GOVERNMENT
TREASURIES - 29.5%
United States Treasury Bonds
    7.500% due 11/15/16                                    2,000           2,472
    8.875% due 08/15/17                                    1,350           1,894
    8.750% due 08/15/20                                    2,270           3,217
    8.000% due 11/15/21                                      350             466
    7.625% due 11/15/22                                    3,600           4,640
    6.875% due 08/15/25                                    2,153           2,586
    6.500% due 11/15/26                                      990           1,142
United States Treasury Notes
    6.500% due 05/31/01                                      100             104
    6.625% due 07/31/01                                      500             521
    6.250% due 10/31/01                                    1,000           1,035
    6.125% due 12/31/01                                    1,650           1,704
    7.500% due 02/15/05                                    5,500           6,229
    6.250% due 06/30/02                                    1,930           2,010
    5.500% due 02/28/03                                   10,000          10,193
    5.500% due 05/31/03                                      950             970
    5.375% due 06/30/03                                      500             509
    7.250% due 05/15/04                                      150             166
    6.500% due 05/15/05                                      500             541
    7.000% due 07/15/06                                    9,275          10,394
    6.125% due 08/15/07                                    1,500           1,606
    6.500% due 08/15/07                                    1,000           1,085
    5.625% due 05/15/08                                    2,500           2,612
                                                                      ----------

                                                                          56,096
                                                                      ----------

YANKEE BONDS - 5.2%
DR Investments
    7.100% due 05/15/02                                      500             522
Manitoba, Province of
    8.750% due 05/15/01                                    1,000           1,074
    6.875% due 09/15/02                                    1,000           1,039
Series C-J
    9.500% due 10/01/00                                      351             377
National Bank of Hungary
    7.950% due 11/01/03                                      500             528
New Brunswick, Province of
    7.125% due 10/01/02                                      500             528
Ontario, Province of
    7.375% due 01/27/03                                    1,070           1,135
    7.625% due 06/22/04                                      585             638
Quebec, Province of
    9.125% due 03/01/00                                      500             522
   11.000% due 06/15/15                                    1,000           1,122
Tyco International Group S.A.
    6.125% due 06/15/01                                    1,790           1,792
Westpac Banking, Ltd.
    9.125% due 08/15/01                                      500             541
                                                                      ----------

                                                                           9,818
                                                                      ----------

TOTAL LONG-TERM INVESTMENTS
(cost $187,154)                                                          189,642
                                                                      ----------

SHORT-TERM INVESTMENTS - 23.8%
Federal Farm Credit Bank
  Discount Note
    5.700% due 09/01/98 (a)(e)                            14,000          14,000
Federal National Mortgage Association
  Discount Notes
    5.440% due 09/14/98 (a)(e)                            25,000          24,951
Federated Investors Prime
  Obligations Fund (a)                                     6,206           6,206
Valiant Money Market Fund
  Class A (a)                                                  3               3
                                                                      ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $45,160)                                                            45,160
                                                                      ----------



12  Annual Report

SSgA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                       MARKET
                                                       VALUE
                                                       (000)
                                                   -------------
TOTAL INVESTMENTS
(identified cost $232,314)(b) - 123.5%            $     234,802

OTHER ASSETS AND LIABILITIES,
NET - (23.5%)                                           (44,651)
                                                     ----------

NET ASSETS - 100.0%                               $     190,151
                                                     ----------
                                                     ----------




(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Forward commitment. See Note 2.
(d) Adjustable or floating rate securities.
(e) Rate noted is yield-to-maturity (Unaudited).

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company
TBA - To Be Announced Security



The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  13

SSgA
BOND MARKET FUND



                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1998

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $232,314)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      234,802
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,850
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .              37,036
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,069
                                                                                                              --------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             284,757

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . . . .      $       17,244
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .              76,644
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 570
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 111
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              94,606
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      190,151
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,322
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,575
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .               2,488
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             183,748
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      190,151
                                                                                                              --------------
                                                                                                              --------------
NET ASSET VALUE, offering and redemption price per share:
  ($190,150,573 divided by 18,374,053 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.35
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.


14  Annual Report

SSgA
BOND MARKET FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                                  Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        7,718
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 496
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,214

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          396
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  40
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  74
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  46
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  41
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  21
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 681
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (52)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 629
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,585
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,055
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .               2,334
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,389
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       11,974
                                                                                                              --------------
                                                                                                              --------------




The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  15

SSgA
BOND MARKET FUND


                                                                                         STATEMENTS OF CHANGES IN NET ASSETS
                                                                                       For the Fiscal Years Ended August 31,

                                                                                                 Amounts in thousands

                                                                                                 1998                1997
                                                                                              ----------          ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $    7,585          $    2,911
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,055                 230
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .               2,334                 853
                                                                                              ----------          ----------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              11,974               3,994
                                                                                              ----------          ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (6,281)             (2,242)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                (350)                 --
                                                                                              ----------          ----------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (6,631)             (2,242)
                                                                                              ----------          ----------
FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
     Fund share transactions (Note 5). . . . . . . . . . . . . . . . . . . . . . . .              97,138              56,903
                                                                                              ----------          ----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             102,481              58,655

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              87,670              29,015
                                                                                              ----------          ----------
  End of period (including undistributed net investment income of
     $2,322 and $1,053, respectively). . . . . . . . . . . . . . . . . . . . . . . .          $  190,151          $   87,670
                                                                                              ----------          ----------
                                                                                              ----------          ----------




The accompanying notes are an integral part of the financial statements.


16  Annual Report

SSgA
BOND MARKET FUND


                                                                                                    FINANCIAL HIGHLIGHTS
                                      The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          YEAR ENDED AUGUST 31,
                                                                                -----------------------------------------
                                                                                   1998           1997          1996*
                                                                                ----------    ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . .      $     9.97    $     9.63     $    10.00
                                                                                ----------    ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .             .55           .53            .27
  Net realized and unrealized gain (loss) on investments . . . . . . . . .             .40           .35           (.49)
                                                                                ----------    ----------     ----------
     Total Income From Investment Operations . . . . . . . . . . . . . . .             .95           .88           (.22)
                                                                                ----------    ----------     ----------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .            (.54)         (.54)          (.15)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . .            (.03)           --             --
                                                                                ----------    ----------     ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . .            (.57)         (.54)          (.15)
                                                                                ----------    ----------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . .      $    10.35     $    9.97     $     9.63
                                                                                ----------    ----------     ----------
                                                                                ----------    ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . .              9.86          9.47          (2.19)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . .           190,151        87,670         29,015

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . . . . . . . . .             .48           .50            .63
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . .               .52           .74            .93
     Net investment income . . . . . . . . . . . . . . . . . . . . . . .              5.74          6.05           5.66

  Portfolio turnover (%)(b). . . . . . . . . . . . . . . . . . . . . . .            565.75        453.14         313.85


 * For the period February 7, 1996 (commencement of operations) to August 31, 1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1996 are annualized.
(c) See Note 4 for current period amounts.


                                                               Annual Report  17

SSgA
BOND MARKET FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1998


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Bond Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


18  Annual Report

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accredit for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accredit for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:

                                                                 NET
                                                              UNREALIZED
          FEDERAL TAX       UNREALIZED      UNREALIZED       APPRECIATION
             COST          APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
       ----------------   --------------  ---------------  ----------------
       $    232,390,168  $    2,797,727   $     (385,895)  $     2,411,832

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, in mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


                                                               Annual Report  19

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     The following reclassifications have been made at August 31, 1998:

           UNDISTRIBUTED     ACCUMULATED     ADDITIONAL
           NET INVESTMENT    NET REALIZED     PAID-IN
              INCOME         GAIN (LOSS)      CAPITAL
         -----------------  --------------   ------------
         $        (34,175)  $       30,539   $      3,636

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Advisor or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $81,019,280 and $68,112,504, respectively.


20  Annual Report

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     For the year ended August 31, 1998, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $742,333,065 and $656,173,097, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. For the four months ended December 31, 1997, the Adviser voluntarily agreed to waive one-half of its advisory fee to the Fund. Additionally, the Adviser has agreed to waive up to the full amount of its remaining advisory fee to the extent that total expenses exceed .50% of average daily net assets on an annual basis. Beginning January 1, 1998, the Adviser has agreed to reimburse the Fund for all expenses in excess of .50% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5%, for the period January 1, 1998 to August 31, 1998 of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.


                                                               Annual Report  21

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreement with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, .050%, and .100% to the Adviser, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $22,800, $30 and $3,510 by the Adviser, RIS and Solutions. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.


22  Annual Report

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

          Advisory                      $    84,806
          Administration fees                 4,532
          Custodian fees                     11,369
          Distribution fees                   2,353
          Shareholder servicing fees          3,013
          Transfer agent fees                 3,929
          Trustees' fees                        585
                                        -----------
                                        $   110,587
                                        -----------
                                        -----------


     BENEFICIAL INTEREST: As of August 31, 1998, one shareholder was a record owner of approximately 16% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS


                                                         (AMOUNTS IN THOUSANDS)
                                                     FOR THE YEARS ENDED AUGUST 31,
                                         -----------------------------------------------------
                                                    1998                          1997
                                         --------------------------    -----------------------
                                          SHARES         DOLLARS        SHARES         DOLLARS
                                         ---------      ---------      ---------      ---------
     Proceeds from share sold               13,299      $ 134,745          8,168      $  80,169
     Proceeds from reinvestment
          of distributions                     366          3,664             32            315
     Payments for shares redeemed           (4,086)       (41,271)        (2,417)       (23,581)
                                         ---------      ---------      ---------      ---------

     Total net increase (decrease)           9,579      $  97,138          5,783      $  56,903
                                         ---------      ---------      ---------      ---------
                                         ---------      ---------      ---------      ---------

6.   DIVIDENDS

     On September 1, 1998, the Board of Trustees declared a dividend of $.1333 from net investment income, payable on September 9, 1998 to shareholders of record on September 2, 1998.


                                                               Annual Report  23

SSgA BOND MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109



24  Annual Report

                         SSgA-Registered Trademark- Funds

                                S&P 500 INDEX FUND

                                   Annual Report

                                  August 31, 1998


                                 Table of Contents

                                                                       Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . .   21

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . .   22

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .   28

Fund Management and Service Providers. . . . . . . . . . . . . . . . .   29


"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA S&P 500 INDEX FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA S&P 500 Index Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSGA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA S&P 500 INDEX FUND

MANAGEMENT OF THE FUNDS










                                Nicholas A. Lopardo
                           Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Mr. James May, Principal, was the portfolio manager primarily responsible for investment decisions regarding the SSgA S&P 500 Index Fund since May 1995. Mr. May has been a portfolio manager in the US Structured products Group of State Street since 1994. He served as an investment Support Analyst in the US Passive Services Group from 1991 to 1993. He holds a BS in Finance from Bentley College and an MDA from Boston College. There are four other portfolio managers working with Mr. May.


                                                                Annual Report  5

SSgA S&P 500 INDEX FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

OBJECTIVE:     To replicate the total return of the S&P 500 Index.

INVESTS IN:    Equity securities.

STRATEGY:      The Fund's holdings are composed of the 500 stocks in the S&P 500
Index. The Index is designed to capture the price performance of a large cross-section of the US publicly traded stock market.


[GRAPH]

GROWTH OF A $10,000 INVESTMENT

  DATES              S&P 500 INDEX FUND     S&P 500-Registered Trademark- INDEX**
Inception*                 $10,000                      $10,000
      1993                 $10,806                      $10,842
      1994                 $11,377                      $11,435
      1995                 $13,779                      $13,887
      1996                 $16,323                      $16,488
      1997                 $22,901                      $23,191
      1998                 $24,713                      $25,068

                     YEARLY PERIODS ENDED AUGUST 31

SSgA S&P 500 INDEX FUND


   Period Ended     Growth of      Total
    08/31/98        $10,000       Return
---------------     -----------   --------
1 Year              $ 10,791       7.91%
5 Year              $ 22,868      17.99%
Inception           $ 24,713      17.31%+

STANDARD & POOR'S-Registered Trademark- 500 COMPOSITE STOCK PRICE INDEX


   Period Ended     Growth of      Total
    08/31/98        $10,000       Return
---------------     -----------   --------
1 Year              $ 10,809       8.09%
5 Year              $ 23,121      18.25%+
Inception           $ 25,068      17.61%+


SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

The SSgA S&P 500 Index Fund seeks to replicate the total return of the S&P 500 Index. To accomplish this, the Fund utilizes a full replication approach. With this strategy, the Fund seeks to hold each security in the S&P 500 Index in the same capitalization weight as it appears in the Index.

The Fund closed the fiscal year with a 7.91% return, which closely mirrors the S&P 500 Index return of 8.09%. The full replication approach allows the Fund's performance to be very similar to the performance of the Index. The Fund's slight deviation from the benchmark return is attributable principally to the payment of fund operating expenses. Index results do not reflect fees or expenses of any kind.

MARKET AND PORTFOLIO HIGHLIGHTS

The 500 stocks of the S&P 500 Index represent approximately 79% of the market value of all US common stocks. Standard and Poor's Corporation chooses the 500 stocks to capture the price performance of a large cross-section of the US publicly


6  Annual Report

SSgA S&P 500 INDEX FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

traded stock market. The Index is also structured to approximate the general distribution of industries in the US economy and does not necessarily represent the 500 largest companies.

Low inflation, low unemployment, good corporate earnings and moderate economic growth continued to push the US equity market forward. The US equity rally that began back in 1994 continued to favor large capitalization stocks, many of which are constituents of the S&P 500 Index.

In third quarter 1998, the rally began to lose some of its momentum. Overall, corporate earnings remained healthy, however, they were not as strong as many investors had anticipated. In addition, investor confidence began to wane, as the global economic crises began to envelop Latin America and Russia.

The Asian crises also added uncertainty and volatility to the US equity markets. While the full impact of the crises, including the Japanese recession, has not been felt in the US, economists continue to debate the ultimate fallout from the problems in the Far East. Many argue that it will help to keep US inflation in check while others argue that it will hurt US corporate earnings and ultimately the US equity market. Political and economic instability in Russia helped to increase volatility throughout world markets. Although Russia does not wield the same power as the former Soviet Union, the possibility of economic and political collapse sent fear across global markets.

Over the past fiscal year, the S&P 500 continued to grow, with total capitalization of reaching $8.5 trillion. The largest US company is General Electric with a capitalization of $260 billion. Reflecting the strength of the high tech sector over the past year, Microsoft Corp. followed closely, with a total capitalization of $236 billion.

The best performing stock in the S&P 500 over the past fiscal year was Capital One Financial, with a total return of 138.78%. Capital One was added to the S&P in June, replacing Green Tree Financial. Also among the best performing issues were Dell Computer, TeleCommunications, and Unisys Corp., posting gains of 133.92%, 92.70%, and 87.66%, respectively. The worst performing stocks include IKON Office Solutions, Cabletron Systems, and Data General, posting losses of 81.11%, 79.34%, and 75.36%, respectively.

--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                             AUGUST 31, 1998
General Electric Co.                                                  3.3%
Microsoft Corp.                                                       3.0
Coca-Cola Co. (The)                                                   2.1
Exxon Corp.                                                           2.1
Merck & Co., Inc.                                                     1.8
Wal-Mart Stores, Inc.                                                 1.7
Pfizer, Inc.                                                          1.6
Intel Corp.                                                           1.5
International Business Machines Corp.                                 1.4
Procter & Gamble Co.                                                  1.3

--------------------------------------------------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

* The Fund commenced operations on December 30, 1992. Index comparison began December 31, 1992.

** The Standard & Poor's-Registered Trademark- 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

+    Annualized.

"Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation and have been licensed for use by The SSgA Fund. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA S&P 500 Index Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998

                                        /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
S&P 500 INDEX FUND
                                                       STATEMENT OF NET ASSETS
                                                               August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------

COMMON STOCKS - 98.3%
BASIC INDUSTRIES - 4.1%
Air Products & Chemicals, Inc.                           48,900     $    1,495
Alcan Aluminum, Ltd.                                     48,900            929
Allegheny Teldyne, Inc.                                  40,777            614
Aluminum Co. of America                                  39,400          2,359
ARMCO, Inc. (a)                                          21,100             87
ASARCO, Inc.                                              7,300            116
Barrick Gold Corp.                                       78,500          1,021
Battle Mountain Gold Co.                                 43,700            134
Bemis Co., Inc.                                          10,500            377
Bethlehem Steel Corp. (a)                                25,100            180
Boise Cascade Corp.                                      11,000            269
Champion International Corp.                             19,100            630
Cincinnati Milacron, Inc.                                 7,400            143
Crown Cork & Seal Co., Inc.                              27,400            897
Cyprus Amax Minerals Co.                                 17,600            162
Dow Chemical Co.                                         47,100          3,674
du Pont (E.I.) de Nemours & Co.                         234,300         13,516
Eastman Chemical Co.                                     17,425            898
Engelhard Corp.                                          28,325            520
FMC Corp. (a)                                             6,700            347
Freeport-McMoRan Copper &
  Gold, Inc. Class B                                     37,800            439
Goodrich (B.F.) Co.                                      14,300            387
Great Lakes Chemical Corp.                               12,100            473
Hercules, Inc.                                           19,000            486
Homestake Mining Co.                                     43,600            387
Illinois Tool Works, Inc.                                51,300          2,485
Inco, Ltd.                                               32,500            272
International Paper Co.                                  64,872          2,400
Kimberly-Clark Corp.                                    116,336          4,435
Mead Corp.                                               20,400            558
Minnesota Mining &
  Manufacturing Co.                                      83,800          5,740
Monsanto Co.                                            124,000          6,781
Morton International, Inc.                               29,400            654
Nalco Chemical Co.                                       13,600            394
Newmont Mining Corp.                                     30,567            418
Nucor Corp.                                              19,600            704
Owens-Illinois, Inc. (a)                                 32,300          1,007
Phelps Dodge Corp.                                       11,500            515
Placer Dome, Inc.                                        49,500            399
Potlatch Corp.                                            5,600            184
PPG Industries, Inc.                                     36,700          1,865
Praxair, Inc.                                            33,500          1,202
Reynolds Metals Co.                                      14,100            676
Rohm & Haas Co.                                          12,600          1,088
Sigma Aldrich Corp.                                      19,600            544
Stone Container Corp. (a)                                19,100            199
Temple-Inland, Inc.                                      11,100            497
Union Camp Corp.                                         13,500            500
Union Carbide Corp.                                      29,200          1,173
USX-U.S. Steel Group                                     17,000            356
W.R. Grace & Co. (a)                                     14,200            184
Westvaco Corp.                                           19,900            419
Willamette Industries, Inc.                              21,800            538
Worthington Industries, Inc.                             18,100            236
                                                                    ----------

                                                                        66,963
                                                                    ----------

CAPITAL GOODS - 5.5%
Aeroquip-Vickers, Inc.                                    5,500            222
Ball Corp.                                                5,900            221
Boston Scientific Corp. (a)                              40,100          2,777
Briggs & Stratton Corp.                                   4,300            158
Browning-Ferris Industries, Inc.                         39,400          1,281
Case Corp.                                               14,700            397
Caterpillar, Inc.                                        75,700          3,194
Cooper Industries, Inc.                                  25,800          1,098
Crane Co.                                                 9,000            362
Cummins Engine Co., Inc.                                  7,500            305
Deere & Co.                                              51,500          1,696
Dover Corp.                                              46,300          1,262
Emerson Electric Co.                                     91,900          5,238
Fluor Corp.                                              16,100            637
Foster Wheeler Corp.                                      7,400             91
General Electric Co.                                    676,400         54,112
General Signal Corp.                                      8,800            323
Grainger (W.W.), Inc.                                    20,300            796



                                                               Annual Report  9

SSgA
S&P 500 INDEX FUND
                                            STATEMENT OF NET ASSETS, CONTINUED
                                                               August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------

Harnischfeger Industries, Inc.                            9,700     $      156
Ingersoll-Rand Co.                                       35,300          1,403
ITT Industries, Inc.                                     23,200            699
Johnson Controls, Inc.                                   16,900            724
Millipore Corp.                                           8,600            187
NACCO Industries, Inc. Class A                            1,500            143
National Service Industries, Inc.                         7,800            291
Pall Corp.                                               23,700            486
Parker-Hannifin Corp.                                    22,250            645
Raychem Corp.                                            16,400            476
Raytheon Co. Class B                                     70,300          3,207
Timken Co.                                               12,200            221
Tyco International, Ltd.                                120,600          6,692

                                                                    ----------
                                                                        89,500
                                                                    ----------

CONSUMER BASICS - 22.0%
Abbott Laboratories                                     320,500         12,339
Albertson's, Inc.                                        51,800          2,619
Allergan, Inc.                                           12,800            605
ALZA Corp. (a)                                           16,900            608
American Home Products Corp.                            272,500         13,659
American Stores Co.                                      58,100          1,685
Amgen, Inc. (a)                                          53,100          3,239
Archer-Daniels-Midland Co.                              124,777          1,872
Bard (C.R.), Inc.                                        11,100            364
Bausch & Lomb, Inc.                                      10,900            461
Baxter International, Inc.                               57,800          3,078
Becton, Dickinson & Co.                                  51,200          1,706
Bestfoods                                                59,200          2,971
Biomet, Inc.                                             22,200            597
Black & Decker Corp.                                     19,700            820
Bristol-Myers Squibb Co.                                206,600         20,221
Campbell Soup Co.                                        94,900          4,781
Cardinal Health, Inc.                                    27,700          2,424
Clorox Co.                                               21,700          2,093
Coca-Cola Co. (The)                                     512,600         33,383
Colgate-Palmolive Co.                                    61,800          4,457
Columbia/HCA Healthcare Corp.                           133,632          3,015
ConAgra, Inc.                                           100,100          2,477
Corning, Inc.                                            49,500          1,219
CVS Corp.                                                79,000          2,874
Fort James Corp.                                         46,000          1,340
Fred Meyer, Inc. (a)                                     32,700          1,286
General Mills, Inc.                                      33,400          2,186
Giant Food, Inc. Class A                                 10,400            442
Gillette Co.                                            233,200          9,590
Great Atlantic & Pacific
  Tea Co., Inc.                                           7,500            179
HEALTHSOUTH Corp. (a)                                    89,500          1,695
Heinz (H.J.) Co.                                         75,950          4,049
Hershey Foods Corp.                                      29,900          2,093
Humana, Inc. (a)                                         33,200            432
Johnson & Johnson                                       279,200         19,265
Kellogg Co.                                              84,900          2,589
Kroger Co. (a)                                           54,200          2,439
Lilly (Eli) & Co.                                       229,900         15,058
Mallinckrodt, Inc.                                       14,400            329
Manor Care, Inc.                                         12,400            298
Medtronic, Inc.                                          97,300          4,999
Merck & Co., Inc.                                       248,100         28,764
PepsiCo, Inc.                                           309,500          8,569
Pfizer, Inc.                                            271,100         25,212
Pharmacia & Upjohn, Inc.                                105,425          4,382
Philip Morris Cos., Inc.                                504,300         20,960
Pioneer Hi-Bred International, Inc.                      51,900          1,752
Procter & Gamble Co.                                    278,400         21,298
Quaker Oats Co.                                          29,500          1,567
Ralston-Purina Group                                     66,500          1,750
Rubbermaid, Inc.                                         31,100            791
Sara Lee Corp.                                           97,600          4,416
Schering-Plough Corp.                                   152,300         13,098
Snap-On Tools Corp.                                      11,600            305
St. Jude Medical, Inc. (a)                               16,450            363
Stanley Works                                            17,400            685
SYSCO Corp.                                              70,600          1,425
Tenet Healthcare Corp. (a)                               65,400          1,688
Tupperware Corp.                                         11,500            217



10  Annual Report

SSgA
S&P 500 INDEX FUND
                                            STATEMENT OF NET ASSETS, CONTINUED
                                                               August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------

U.S. Surgical Corp.                                      15,000     $      599
Unilever NV                                             132,900          8,423
United Healthcare Corp.                                  41,000          1,481
UST Corp.                                                37,300            974
Warner-Lambert Co.                                      170,100         11,098
Winn-Dixie Stores, Inc.                                  31,200          1,161
Wrigley (Wm.), Jr. Co.                                   24,600          1,906
                                                                    ----------

                                                                       354,720
                                                                    ----------

CONSUMER DURABLES - 2.1%
AutoZone Inc. (a)                                        33,200            861
Chrysler Corp.                                          134,000          5,980
Cooper Tire & Rubber Co.                                 15,500            248
Dana Corp.                                               35,065          1,374
Eaton Corp.                                              14,800            867
Fleetwood Enterprises, Inc.                               7,100            237
Ford Motor Co.                                          251,800         11,079
General Motors Corp.                                    138,800          8,016
Genuine Parts Co.                                        38,350          1,201
Goodyear Tire & Rubber Co.                               32,600          1,597
Maytag Corp.                                             19,000            819
PACCAR, Inc.                                             15,890            649
Whirlpool Corp.                                          14,800            735
                                                                    ----------

                                                                        33,663
                                                                    ----------

CONSUMER NON-DURABLES - 6.5%
Alberto Culver Co. Class B                               11,100            222
Anheuser-Busch Cos., Inc.                               101,500          4,682
Avon Products, Inc.                                      27,800          1,748
Brown-Forman Distillers, Inc.
  Class B                                                15,200            912
Brunswick Corp.                                          19,400            290
Circuit City Stores, Inc.                                21,600            667
Consolidated Stores Corp. (a)                            21,142            666
Coors (Adolph) Co. Class B                                6,600            271
Costco Companies, Inc. (a)                               45,400          2,137
Dayton Hudson Corp.                                      91,500          3,294
Dillard's, Inc. Class A                                  22,300            644
Dollar General Corp.                                     29,500            793
Eastman Kodak Co.                                        67,300          5,258
Federated Department Stores, Inc. (a)                    44,700          1,947
Fruit of the Loom, Inc. Class A (a)                      14,000            314
Gap, Inc.                                                81,600          4,167
Hasbro, Inc.                                             26,300            824
Home Depot, Inc. (The)                                  305,098         11,746
Ikon Office Solutions, Inc.                              26,500            147
International Flavors &
  Fragrances, Inc.                                       21,200            822
JC Penney & Co., Inc.                                    51,400          2,548
Jostens, Inc.                                             7,514            149
Kmart Corp. (a)                                         103,700          1,322
Kohl's Corp. (a)                                         33,400          1,518
Limited, Inc. (The)                                      47,127            984
Liz Claiborne, Inc.                                      12,900            368
Longs Drug Stores, Inc.                                   7,000            239
Lowe's Cos., Inc.                                        72,600          2,546
Mattel, Inc.                                             61,307          1,985
May Department Stores Co.                                47,900          2,694
Newell Co.                                               33,100          1,581
NIKE, Inc. Class B                                       59,800          2,074
Nordstrom, Inc.                                          30,300            907
Pep Boys - Manny, Moe & Jack                             12,400            182
Polaroid Corp.                                            9,400            264
Reebok International, Ltd. (a)                           10,500            170
Rite Aid Corp.                                           53,500          1,936
Russell Corp.                                             7,100            225
Seagram Co., Ltd.                                        72,100          2,226
Sears Roebuck & Co.                                      81,900          3,721
Springs Industries, Inc.                                  3,800            126
SuperValu, Inc.                                          22,800            463
TJX Cos., Inc.                                           66,800          1,490
Toys "R" Us, Inc. (a)                                    57,900          1,075
V.F. Corp.                                               25,700            973
Venator Group, Inc. (a)                                  26,500            240
Wal-Mart Stores, Inc.                                   466,300         27,394



                                                               Annual Report  11

SSgA
S&P 500 INDEX FUND
                                            STATEMENT OF NET ASSETS, CONTINUED
                                                               August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------

Walgreen Co.                                            103,500     $    3,984
                                                                    ----------

                                                                       104,935
                                                                    ----------

CONSUMER SERVICES - 2.0%
AMR Corp. (a)                                            37,800          2,060
Darden Restaurants, Inc.                                 27,200            422
Delta Air Lines, Inc.                                    15,800          1,612
Disney (Walt) Co.                                       424,586         11,650
Harrah's Entertainment, Inc. (a)                         19,800            286
Hilton Hotels Corp.                                      49,000          1,017
King World Productions, Inc. (a)                         13,500            284
Marriot International, Inc.
  Class A                                                54,200          1,521
McDonald's Corp.                                        142,700          8,000
Mirage Resorts, Inc. (a)                                 35,100            522
Southwest Airlines Co.                                   70,425          1,254
Tricon Global Restaurants, Inc. (a)                      30,710          1,138
USAirways Group, Inc. (a)                                21,500          1,252
Wendy's International, Inc.                              25,800            517
                                                                    ----------

                                                                        31,535
                                                                    ----------

ENERGY - 7.1%
Amerada Hess Corp. NPV                                   19,000            933
Amoco Corp.                                             199,200          9,026
Anadarko Petroleum Corp.                                 23,400            673
Apache Corp.                                             22,700            519
Ashland, Inc.                                            14,900            679
Atlantic Richfield Co.                                   67,150          3,895
Baker Hughes, Inc.                                       65,980          1,204
Burlington Resources, Inc.                               37,222          1,100
Chevron Corp.                                           135,800         10,058
Dresser Industries, Inc.                                 35,700            913
Exxon Corp.                                             508,000         33,242
Halliburton Co.                                          55,100          1,464
Helmerich & Payne, Inc.                                   9,200            150
Kerr-McGee Corp.                                          9,400            363
McDermott International, Inc.                            12,400            249
Mobil Corp.                                             162,200         11,212
Occidental Petroleum Corp.                               76,700          1,419
ONEOK, Inc.                                               6,200            186
Oryx Energy Co. (a)                                      20,800            259
Pennzoil Co.                                              9,400            336
Phillips Petroleum Co.                                   54,100          2,208
Rowan Cos., Inc. (a)                                     17,000            157
Royal Dutch Petroleum Co.                               445,200         17,697
Schlumberger, Ltd.                                      103,400          4,530
Sempra Energy (a)                                        50,611          1,287
Sun Co., Inc.                                            18,155            600
Texaco, Inc.                                            112,000          6,223
Union Pacific Resources
  Group, Inc.                                            49,618            425
Unocal Corp.                                             51,300          1,606
USX-Marathon Group                                       60,200          1,566
                                                                    ----------

                                                                       114,179
                                                                    ----------

FINANCE - 16.2%
Aetna, Inc.                                              30,202          1,818
Ahmanson (H.F.) & Co.                                    23,400          1,248
Allstate Corp.                                          173,688          6,513
American Express Co.                                     95,700          7,465
American General Corp.                                   52,687          3,385
American International Group, Inc.                      217,887         16,845
AON Corp.                                                35,800          2,240
Associates First Capital
  Corp. Class A                                          72,358          4,278
Banc One Corp.                                          145,089          5,513
Bank of New York Co., Inc.                              157,200          3,802
BankAmerica Corp.                                       141,700          9,078
BankBoston Corp.                                         60,800          2,170
Bankers Trust New York Corp.                             20,300          1,509
BB&T Corp.                                               58,800          1,657
Bear Stearns Cos., Inc.                                  22,600            835
Capital One Financial Corp.                              13,700          1,199
Chase Manhattan Corp.                                   177,228          9,393
Chubb Corp. (The)                                        35,000          2,188



12  Annual Report

SSgA
S&P 500 INDEX FUND
                                            STATEMENT OF NET ASSETS, CONTINUED
                                                               August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------

CIGNA Corp.                                              44,400     $    2,584
Cincinnati Financial Corp.                               35,200          1,184
Citicorp                                                 93,700         10,131
Comerica, Inc.                                           32,550          1,701
Conseco, Inc.                                            64,345          1,778
Countrywide Credit Industries, Inc.                      21,400            801
Dun & Bradstreet Corp.                                   37,400            879
Equifax, Inc.                                            31,700          1,129
Federal Home Loan Mortgage Corp.                        140,600          5,554
Federal National Mortgage
  Association                                           215,300         12,232
Fifth Third Bancorp                                      54,550          2,901
First Chicago NBD Corp.                                  60,048          3,806
First Union Corp.                                       201,212          9,759
Fleet Financial Group, Inc.                              59,375          3,893
Franklin Resources, Inc.                                 52,700          1,700
General Re Corp.                                         15,800          3,279
Golden West Financial Corp.                              11,300            860
Hartford Financial Services
  Group, Inc. (The)                                      49,000          2,193
Household International Corp.                           102,399          3,782
Huntington Bancshares, Inc.                              43,960          1,000
Jefferson-Pilot Corp.                                    22,075          1,253
KeyCorp                                                  90,398          2,305
Lehman Brothers Holdings, Inc.                           25,200            992
Lincoln National Corp.                                   20,900          1,797
Loews Corp.                                              24,000          2,025
Marsh & McLennan Cos., Inc.                              52,950          2,568
MBIA, Inc.                                               20,400          1,145
MBNA Corp.                                              102,755          2,415
Mellon Bank Corp.                                        54,000          2,808
Mercantile Bancorp, Inc.                                 32,200          1,415
Merrill Lynch & Co., Inc.                                71,600          4,726
MGIC Investment Corp.                                    24,500          1,017
Morgan (J.P.) & Co., Inc.                                37,300          3,469
Morgan Stanley, Dean Witter,
  Discover and Co.                                      124,556          7,232
National City Corp.                                      68,600          4,030
NationsBank Corp.                                       198,903         11,337
Northern Trust Corp.                                     23,700          1,321
Norwest Corp.                                           157,100          4,674
PNC Bank Corp.                                           62,400          2,683
Progressive Corp.                                        15,200          1,481
Provident Companies, Inc.                                28,400          1,022
Providian Financial Corp.                                19,700          1,264
Regions Financial Corp.                                  44,800          1,540
Republic of New York Corp.                               21,400            883
SAFECO Corp.                                             29,300          1,187
Schwab (Charles) Corp.                                   55,600          1,661
SLM Holding Corp.                                        36,200          1,299
St. Paul Cos., Inc.                                      48,872          1,494
State Street Corp.                                       34,300          1,786
Summit Bancorp                                           37,100          1,266
SunAmerica, Inc.                                         40,600          2,515
SunTrust Banks, Inc.                                     43,200          2,419
Synovus Financial Corp.                                  54,600            993
Torchmark Corp.                                          30,100          1,076
Transamerica Financial Corp.                             13,200          1,354
Travelers, Inc.                                         238,800         10,597
U.S. Bancorp                                            153,717          5,245
UNUM Corp.                                               29,000          1,275
Wachovia Corp.                                           42,800          3,137
Washington Mutual, Inc.                                  79,390          2,539
Wells Fargo & Co.                                        17,766          5,007
                                                                    ----------

                                                                       262,534
                                                                    ----------

GENERAL BUSINESS - 4.9%
American Greetings Corp. Class A                         14,000            513
Automatic Data Processing, Inc.                          62,900          4,010
Block (H&R) Co., Inc.                                    21,800            853
CBS Corp.                                               150,000          3,900
Cendant Corp. (a)                                       174,410          2,017
Clear Channel
  Communications, Inc. (a)                               52,200          2,349
Comcast Corp. Special Class A                            75,900          2,879
Computer Sciences Corp.                                  33,200          1,878
Deluxe Corp.                                             15,800            458



                                                               Annual Report  13

SSgA
S&P 500 INDEX FUND
                                            STATEMENT OF NET ASSETS, CONTINUED
                                                               August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------

Donnelley (R.R.) & Sons Co.                              30,400     $    1,102
Dow Jones & Co., Inc.                                    18,700            931
Ecolab, Inc.                                             25,200            701
First Data Corp.                                         92,700          1,918
Gannett Co., Inc.                                        59,000          3,481
Harcourt General, Inc.                                   13,800            670
IMS Health, Inc.                                         33,800          1,859
Interpublic Group Cos., Inc.                             29,000          1,653
Knight-Ridder, Inc.                                      15,500            738
McGraw-Hill, Inc.                                        21,100          1,609
MediaOne Group, Inc. (a)                                126,200          5,174
Meredith Corp.                                           10,400            349
Moore Corp., Ltd.                                        17,300            165
New York Times Co. Class A                               39,800          1,154
Nextel Communications, Inc.
  Class A (a)                                            58,300          1,049
Omnicom Group, Inc.                                      36,100          1,719
SBC Communications, Inc.                                381,782         14,508
Service Corp. International                              53,200          1,802
Tele-Communications, Inc.
  Class A (a)                                           106,226          3,505
Time Warner, Inc.                                       122,700          9,862
Times Mirror Co. Series A                                18,400          1,053
Tribune Co.                                              25,500          1,644
Viacom, Inc. Class B (a)                                 74,511          3,698
                                                                    ----------

                                                                        79,201
                                                                    ----------

MISCELLANEOUS - 0.5%
Fortune Brands, Inc.                                     34,300            945
Sealed Air Corp. New (a)                                 16,243            585
Tenneco, Inc.                                            36,700          1,163
Waste Management, Inc. (a)                              117,059          5,165
                                                                    ----------

                                                                         7,858
                                                                    ----------

SHELTER - 0.4%
Armstrong World Industries, Inc.                          8,100            389
Centex Corp.                                             11,600            410
Georgia-Pacific Group                                    19,100            819
Kaufman & Broad Home Corp.                                7,400            158
Louisiana Pacific Corp.                                  22,800            430
Masco Corp.                                              71,900          1,654
Owens-Corning Fiberglas Corp.                            10,300            361
Pulte Corp.                                               7,700            222
Sherwin-Williams Co.                                     36,000            860
Weyerhaeuser Co.                                         40,100          1,507
                                                                    ----------

                                                                         6,810
                                                                    ----------

TECHNOLOGY - 16.3%
3Com Corp. (a)                                           74,025          1,753
Adobe Systems, Inc.                                      13,100            344
Advanced Micro Devices, Inc. (a)                         28,100            371
AlliedSignal, Inc.                                      118,200          4,056
AMP, Inc.                                                46,532          1,661
Andrew Corp. (a)                                         17,368            257
Apple Computer, Inc. (a)                                 26,500            826
Applied Materials, Inc. (a)                              76,200          1,872
Ascend Communications, Inc. (a)                          40,900          1,437
Autodesk, Inc.                                            9,400            220
Avery Dennison Corp.                                     25,100          1,348
Boeing Co.                                              209,776          6,490
Cabletron Systems, Inc. (a)                              30,900            216
Ceridian Corp. (a)                                       15,900            771
Cisco Systems, Inc. (a)                                 212,400         17,390
COMPAQ Computer Corp.                                   343,129          9,586
Computer Associates
  International, Inc.                                   114,462          3,090
Data General Corp. (a)                                    8,900             67
Dell Computer Corp. (a)                                 133,700         13,362
EG&G, Inc.                                                8,300            195
Electronic Data Systems Corp.                           101,400          3,397
EMC Corp. (a)                                           103,300          4,668
Gateway 2000, Inc. (a)                                   32,400          1,533
General Dynamics Corp.                                   27,200          1,294
General Instrument Corp. (a)                             29,700            590
Guidant Corp.                                            31,800          1,964



14  Annual Report

SSgA
S&P 500 INDEX FUND
                                            STATEMENT OF NET ASSETS, CONTINUED
                                                               August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------

Harris Corp.                                             15,700     $      500
HBO & Co.                                                89,200          1,896
Hewlett-Packard Co.                                     215,000         10,441
Honeywell, Inc.                                          26,800          1,675
Intel Corp.                                             352,100         25,065
International Business
  Machines Corp.                                        195,700         22,041
KLA Instruments Corp. (a)                                16,800            357
Lockheed Martin Corp.                                    40,623          3,552
LSI Logic Corp. (a)                                      27,600            338
Lucent Technologies, Inc.                               272,336         19,302
Micron Technology, Inc. (a)                              46,100          1,049
Microsoft Corp. (a)                                     511,600         49,082
Motorola, Inc.                                          123,800          5,331
National Semiconductor Corp. (a)                         32,400            296
Northern Telecom, Ltd.                                  136,280          6,507
Northrop Grumman Corp.                                   14,500            919
Novell, Inc. (a)                                         71,000            675
Oracle Systems Corp. (a)                                203,337          4,054
Parametric Technology Corp. (a)                          60,000            615
Perkin-Elmer Corp.                                        9,600            556
Pitney Bowes, Inc.                                       57,600          2,858
Rockwell International Corp.                             40,800          1,479
Scientific-Atlanta, Inc.                                 14,800            262
Seagate Technology (a)                                   48,300            845
Shared Medical Systems                                    5,600            299
Silicon Graphics, Inc. (a)                               36,300            329
Sun Microsystems, Inc. (a)                               79,300          3,132
Tandy Corp.                                              20,400          1,113
Tektronix, Inc.                                           9,600            146
Tellabs, Inc. (a)                                        40,700          1,720
Texas Instruments, Inc.                                  81,700          3,896
Textron, Inc.                                            34,700          2,177
Thermo Electron Corp. (a)                                31,300            509
Thomas & Betts Corp.                                     10,800            368
TRW, Inc.                                                26,200          1,123
Unisys Corp. (a)                                         50,100            898
United Technologies Corp.                                48,000          3,482
Xerox Corp.                                              67,900          5,961
                                                                    ----------

                                                                       263,606
                                                                    ----------

TRANSPORTATION - 0.7%
Burlington Northern, Inc.                                32,269          3,003
CSX Corp.                                                46,200          1,744
FDX Corp. (a)                                            30,620          1,533
Laidlaw, Inc.                                            64,300            555
Navistar International Corp. (a)                         13,950            293
Norfolk Southern Corp.                                   78,600          2,216
Ryder System, Inc.                                       14,200            335
Union Pacific Corp.                                      52,300          2,081
                                                                    ----------

                                                                        11,760
                                                                    ----------

UTILITIES - 10.0%
Airtouch Communications, Inc. (a)                       118,500          6,666
Alltel Corp.                                             57,900          2,613
Ameren Corp.                                             29,577          1,170
American Electric Power Co., Inc.                        39,900          1,805
Ameritech Corp.                                         228,500         10,768
AT&T Corp.                                              376,200         18,857
Baltimore Gas & Electric Co.                             32,200            992
Bell Atlantic Corp.                                     322,264         14,220
BellSouth Corp.                                         205,500         14,090
Carolina Power & Light Co.                               32,400          1,395
Central & Southwest Corp.                                44,100          1,152
Cinergy Corp.                                            32,726          1,137
Coastal Corp.                                            45,400          1,180
Columbia Gas System, Inc.                                17,300            861
Consolidated Edison, Inc.                                49,800          2,356
Consolidated Natural Gas Co.                             20,800            911
Dominion Resources, Inc.                                 40,600          1,693
DTE Energy Co.                                           30,700          1,293
Duke Energy Corp.                                        74,774          4,664
Eastern Enterprises, Inc.                                 4,400            174
Edison International                                     76,700          2,181


                                                               Annual Report  15

SSgA
S&P 500 INDEX FUND
                                            STATEMENT OF NET ASSETS, CONTINUED
                                                               August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------

Enron Corp.                                              68,200     $    2,886
Entergy Corp.                                            51,900          1,495
FirstEnergy Corp.                                        47,900          1,383
FPL Group, Inc.                                          38,500          2,563
Frontier Corp.                                           36,200          1,100
GPU, Inc.                                                27,600          1,037
GTE Corp.                                               199,800          9,990
Houston Industries, Inc.                                 61,710          1,778
MCI Communications Corp.                                150,400          7,520
MCI WorldCom, Inc. (a)                                  214,297          8,759
Niagara Mohawk Power Corp.(a)                            38,900            603
NICOR, Inc.                                               9,500            369
Northern States Power Co.                                31,600            837
PacifiCorp.                                              63,600          1,435
Peco Energy Co.                                          47,600          1,630
Peoples Energy Corp.                                      6,900            229
PG&E Corp.                                               79,200          2,544
PP&L Resources, Inc.                                     34,800            820
Public Service Enterprise Group, Inc.                    48,600          1,780
Sonat, Inc.                                              21,600            585
Southern Co.                                            144,800          4,073
Sprint Corp.                                             89,200          5,982
Texas Utilities Co.                                      57,730          2,454
U.S. West Communications Group                          104,659          5,442
Unicom Corp.                                             45,500          1,621
Williams Cos. (The)                                      89,480          2,057
                                                                    ----------

                                                                       161,150
                                                                    ----------

TOTAL COMMON STOCKS
(cost $1,387,245)                                                    1,588,414
                                                                    ----------
                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 1.8%
AIM Short Term Investment
  Treasury Portfolio (b)                             $   24,684         24,684
Federated Investors Prime
  Obligations Fund (b)                                      520            520
United States Treasury Bills
  4.945% due 09/17/98 (b)(c)(d)                           4,500          4,490
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $29,694)                                                          29,694
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $1,416,939)(e) - 100.1%                             1,618,108
OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                            (2,195)
                                                                    ----------

NET ASSETS - 100.0%                                                 $1,615,913
                                                                    ----------
                                                                    ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Rate noted is yield-to-maturity (unaudited).
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e) See Note 2 for federal income tax information.

ABBREVIATIONS:
NPS - No Par Value
NV - Nonvoting


The accompanying notes are an integral part of the financial statements.

16  Annual Report

SSgA
S&P 500 INDEX FUND
                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                                   UNREALIZED
                                                     NUMBER       APPRECIATION
                                                       OF        (DEPRECIATION)
                                                    CONTRACTS         (000)
                                                    ---------    --------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Financial Futures Contracts
Expiration date 09/98                                     125    $       (4,303)
                                                                 --------------

Total Unrealized Appreciaiton
(Depreciation) on Open Futures
Contracts Purchased (*)                                          $       (4,303)
                                                                 --------------
                                                                 --------------

(*) At August 31, 1998, United States Treasury Bills valued at $4,490 were held as collateral in connection with open futures contracts held by the Fund.




The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  17

SSgA
S&P 500 INDEX FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1998

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $1,416,939)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .      $    1,618,108
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,857
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 664
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              15,295
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,636,924

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       14,077
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,013
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 323
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  76
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .               2,522
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              21,011
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,615,913
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        5,891
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             198,644
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             201,169
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,303)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  83
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,214,429
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,615,913
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,615,912,587 divided by 83,214,348 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        19.42
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.

18  Annual Report

SSgA
S&P 500 INDEX FUND


                                                                                                     STATEMENT OF OPERATIONS
                                                                                   For the Fiscal Year Ended August 31, 1998

                                                                                                                   Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $133)  . . . . . . . . . . . . . . . . . . . . . . . . . .      $       25,831
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 234
         . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,065
                                                                                                              --------------

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,553
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 469
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 321
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 690
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 275
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 631
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 188
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  40
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  49
                                                                                          --------------

Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,243
Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,553)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,690
                                                                                                              --------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,375
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             191,401
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,825             201,226
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (158,602)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (5,072)           (163,674)
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              37,552
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       60,927
                                                                                                              --------------
                                                                                                              --------------




The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  19

SSgA
S&P 500 INDEX FUND


                                                                                         STATEMENT OF CHANGES IN NET ASSETS,
                                                                                        For the Fiscal Years Ended August 31,

                                                                                                 Amounts in thousands

                                                                                                 1998                1997
                                                                                              ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $     23,375      $     20,159
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               201,226            50,186
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              (163,674)          252,917
                                                                                              ------------      ------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .                60,927           323,262
                                                                                              ------------      ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (23,141)          (18,416)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .               (51,231)          (34,690)
                                                                                              ------------      ------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .               (74,372)          (53,106)
                                                                                              ------------      ------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
     Fund share transactions (Note 5). . . . . . . . . . . . . . . . . . . . . . . .               329,787           324,732
                                                                                              ------------      ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .               316,342           594,888

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,299,571           704,683
                                                                                              ------------      ------------
  End of period (including undistributed net investment income of
     $5,891 and $5,653, respectively). . . . . . . . . . . . . . . . . . . . . . . .          $  1,615,913      $  1,299,571
                                                                                              ------------      ------------
                                                                                              ------------      ------------



The accompanying notes are in integral part of the financial statements.

20  Annual Report

SSgA
S&P 500 INDEX FUND


                                                                                           FINANCIAL HIGHLIGHTS
                             The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    Year Ended August 31,
                                                               ------------------------------------------------------------
                                                                 1998         1997         1996         1995         1994
                                                               --------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .     $  18.96    $   14.41    $   12.81    $   10.89    $   10.72
                                                               --------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .          .31          .32          .32          .29          .26
  Net realized and unrealized gain (loss)
     on investments. . . . . . . . . . . . . . . . . . . .         1.18         5.22         1.98         1.95          .29
                                                               --------    ---------    ---------    ---------    ---------

     Total Income From Investment Operations . . . . . . .         1.49         5.54         2.30         2.24          .55
                                                               --------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         (.32)        (.32)        (.31)        (.29)        (.26)
  Net realized gain on investments . . . . . . . . . . . .         (.71)        (.67)        (.39)        (.03)        (.07)
  In excess of net realized gain on investments. . . . . .           --           --           --           --         (.05)
                                                               --------    ---------    ---------    ---------    ---------
     Total Distributions . . . . . . . . . . . . . . . . .        (1.03)        (.99)        (.70)        (.32)        (.38)
                                                               --------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .     $  19.42    $   18.96    $   14.41    $   12.81    $   10.89
                                                               --------    ---------    ---------    ---------    ---------
                                                               --------    ---------    ---------    ---------    ---------

TOTAL RETURN(%). . . . . . . . . . . . . . . . . . . . . .         7.91        40.30        18.46        21.11         5.29

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .    1,615,913    1,299,571      704,683      545,200      361,712

  Ratios to average net assets(%):
     Operating expenses, net (a) . . . . . . . . . . . . .          .17          .16          .18          .19          .15
     Operating expenses, gross (a) . . . . . . . . . . . .          .27          .26          .28          .29          .25
     Net investment income . . . . . . . . . . . . . . . .         1.50         2.00         2.32         2.76         2.69

  Portfolio turnover (%) . . . . . . . . . . . . . . . . .        26.17         7.54        28.72        38.56         7.97



(a) See Note 4 for current period amounts.


                                                               Annual Report  21

SSgA
S&P 500 INDEX FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1998


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


22  Annual Report

SSgA
S&P 500 INDEX FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:

                                                                      NET
                                                                  UNREALIZED
                 FEDERAL TAX      UNREALIZED      UNREALIZED     APPRECIATION
                    COST        APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
              ----------------  --------------  --------------  ---------------
              $  1,417,245,104  $  282,825,554  $ (81,962,658)  $   200,862,896

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made at August 31, 1998:

               UNDISTRIBUTED    ADDITIONAL
              NET INVESTMENT     PAID-IN
                 INCOME          CAPITAL
              --------------    ----------
              $       4,349     $   (4,349)



                                                               Annual Report  23

SSgA
S&P 500 INDEX FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. These instruments offer unique characteristics and risks that assist the Fund to meet its investment objective.

     The Fund typically uses derivatives for cash equitization. Cash equitization is a technique that is used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. By purchasing certain instruments, a fund may more effectively achieve the desired portfolio characteristics that allow the Fund to meet its investment objective. The Fund uses futures and options contracts solely for the purpose of cash management. The primary risks associated with the use of derivatives are generally categorized as market risk.

     FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases and sales of investment securities, excluding short-term investments, futures contracts and repurchase agreements, aggregated to $719,652,678, and $385,208,583, respectively.


24  Annual Report

SSgA
S&P 500 INDEX FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the year ended August 31, 1998 were as follows:


                                       FUTURES CONTRACTS PURCHASED
                                       ---------------------------
                                                      AGGREGATE
                                       NUMBER OF    FACE VALUE OF
                                       CONTRACTS     CONTRACTS (1)
                                       ---------    -------------
     Outstanding at August 31, 1997          184    $  82,893,039
     Contracts opened                      1,289      366,339,949
     Contracts closed                     (1,348)    (415,117,020)
                                       ---------    -------------
     Outstanding at August 31, 1998          125    $  34,115,968
                                       ---------    -------------
                                       ---------    -------------


     (1) The aggregate face value of contracts is computed on the date each contract was opened.


4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .10% of its average daily net assets. For the year ended August 31, 1998, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceed .15% of its average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5%, for the period January 1, 1998 to August 31, 1998) of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.


                                                               Annual Report  25

SSgA
S&P 500 INDEX FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, .050% and .100% to the Adviser, RIS, Commercial Banking, and Solutions, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $384,903, $48,028, $194, and $47,719 by the Adviser, RIS, Commercial Banking and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with State Street Brokerage Services, Inc. ("SSBSI"), an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $152,786 for the year ended August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the


26  Annual Report

SSgA
S&P 500 INDEX FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     Accrued fees payable to affiliates and trustees as of August 31, 1998 were as follows:

               Administration fees            $  46,643
               Custodian fees                    76,370
               Distribution fees                 47,169
               Shareholder servicing fees       144,204
               Transfer agent fees                7,665
               Trustees' fees                       824
                                              ---------
                                              $ 322,875
                                              ---------
                                              ---------


     BENEFICIAL INTEREST: As of August 31, 1998, one shareholder was a record owner of approximately 11% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS

                                                                              (AMOUNTS IN THOUSANDS)
                                                                          FOR THE YEARS ENDED AUGUST 31,
                                                -----------------------------------------------------------------------------
                                                                 1998                                   1997
                                                -------------------------------------   -------------------------------------
                                                     SHARES              DOLLARS             SHARES              DOLLARS
                                                -----------------   -----------------   -----------------   -----------------
  Proceeds from shares sold                                60,545   $       1,239,668              44,662   $         754,517
  Proceeds form reinvestment
     of distributions                                       3,678              71,888               3,360              51,321
  Payments for shares redeemed                            (49,549)           (981,769)            (28,392)           (481,106)
                                                -----------------   -----------------   -----------------   -----------------

  Total net increase (decrease)                            14,674   $         329,787              19,630   $         324,732
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


6.   LINE OF CREDIT
     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.

7.   DIVIDENDS
     On September 1, 1998, the Board of Trustees declared a dividend of $.0705 from net investment income, payable on September 9, 1998 to shareholders of record on September 2, 1998.


                                                              Annual Report  27

SsgA
S&P 500 INDEX FUND

                                                                TAX INFORMATION
                                                    August 31, 1998 (Unaudited)


The Fund paid distributions of $42,731,125 from net long-term capital gains during its taxable year ended August 31, 1998. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $29,942,296 as 20% capital gain dividends for its taxable year ended August 31, 1998.

Please consult a tax advisor for questions about federal or state income tax laws.


28  Annual Report

SsgA S&P 500 INDEX FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

-------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts  02109


                                                             Annual Report  29

                          SSgA-Registered Trademark- FUNDS


                              ACTIVE INTERNATIONAL FUND

                                    Annual Report


                                   August 31, 1998

                                  Table of Contents
                                                                       Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . .   4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . .   6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . .   8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .   9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . .  24

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . .  25

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .  33

Fund Management and Service Providers. . . . . . . . . . . . . . . . .  34


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA ACTIVE INTERNATIONAL FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Active International Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer



4  Annual Report

SSgA ACTIVE INTERNATIONAL FUND

MANAGEMENT OF THE FUNDS







                                 Nicholas A. Lopardo

                        Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Mr. Robert Rubano, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Active International Fund since its inception in March 1995. Mr. Rubano has been with State Street since 1990 as a portfolio manager of active international funds. He is a graduate of Boston University's MBA program with concentration in Finance and also holds an BA in Government and Mathematics from Bowdoin College. There are seven other portfolio managers working with Mr. Rubano.


                                                                Annual Report  5

SSgA ACTIVE INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Provide long-term capital growth.

INVESTS IN:  Equity securities of foreign issuers.

STRATEGY:    Fund Managers will concentrate investments in holdings that are composed of, but not limited to, countries included in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") Index. Through the use of our proprietary model, a quantitative selection process is used to select the best securities within each underlying country in the Index.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

       DATES      ACTIVE INTERNATIONAL FUND    MSCI EAFE Index**
    Inception*              $10,000                $10,000
         1995               $10,890                $10,933
         1996               $11,567                $11,794
         1997               $11,703                $12,862
         1998               $10,591                $12,844

                     YEARLY PERIODS ENDED AUGUST 31

SSgA
ACTIVE INTERNATIONAL FUND

Period Ended      Growth of        Total
  08/31/98         $10,000         Return
------------     ------------     --------
1 Year           $      9,050      (9.50)%
Inception        $     10,591       1.66%+

MORGAN STANLEY CAPITAL INTERNATIONAL
EUROPE, AUSTRALIA, FAR EAST INDEX (NET DIVIDEND)

Period Ended      Growth of        Total
  08/31/98         $10,000         Return
------------     ------------     --------
1 Year           $     10,013       0.13%
Inception        $     12,844      7.41%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

For the fiscal year ended August 31, 1998, the SSgA Active International Fund lost 9.50%, compared with the MSCI EAFE Index, which was down 0.13%. The Fund lagged the benchmark due to the overweight to Singapore, and negative stock selection within Japan and the entire Asian region. The Fund also reflected above average emerging markets exposure in Pakistan, Philippines, and Korea.

MARKET AND PORTFOLIO HIGHLIGHTS

Japan, whose economic recovery was already fragile at the outset of the Asian crises in July 1998, was further weakened by the sharp economic contraction in Southeast Asia and Korea. Despite several fiscal packages designed to stimulate domestic demand, the Japanese economy fell into recession for the first time in 25 years, with the Japanese market


6  Annual Report

SSgA ACTIVE INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

falling nearly 33% in the period. Bankruptcies, financial scandals, and disappointment at the Obuchi government's policy initiatives all contributed to undermining investor confidence in the market. In addition, the yen hit an eight year low, which culminated in intervention by the Bank of Japan and the Federal Reserve.

While developed non-US markets rallied strongly in the beginning of 1998, the deflationary consequences of the staggering economies in both Southeast Asia and Korea increasingly worried investors around the world as the year wore on. As well, risk premium in emerging markets rose sharply as "currency contagion" spread from Asia to Russia and other emerging markets. The IFC Investable Index fell a staggering 47.5%, with only four of 31 markets rising in dollar terms.

There were several factors which strongly influenced developed-market returns during the period. During the first half of 1998, there was increasing recognition that European Monetary Union, including Italy and Spain, would be implemented on schedule. Additionally, very sharp stock market declines in Malaysia, Singapore and Hong Kong resulted in economic recession by the end of the period, and Japan suffered from a contraction in economic output and policy disarray.

Continental European markets, particularly the smaller markets of Europe, benefited from interest rate and macroeconomic policy convergence over the past 12 months. The MSCI Europe Index rose 23.8%, although the UK, now EAFE's largest market and a non-EMU participant, did not fare as well as the Bank of England maintained a restrictive monetary policy during much of the period. Europe as a whole was relatively flat as the Fund's outperformance within Continental Europe was offset by its underweight to the United Kingdom.


--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                            AUGUST 31, 1998
Novartis AG (Regd)                                                    1.9%
Royal Dutch Petroleum Co.                                             1.6
Allied Irish Banks                                                    1.6
Deutsche Telekom AG                                                   1.3
Roche Holdings Genusscheine AG NPV                                    1.3
ING Groep NV                                                          1.2
Nokia Oyj Series A                                                    1.1
Bank Austria AG                                                       1.0
Nippon Telegraph & Telephone Corp.                                    1.0
France Telecom SA                                                     1.0

--------------------------------------------------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

 * The Fund commenced operations on March 7, 1994. Index comparison began March 1, 1994.

** Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of over 1,100 securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The Index is calculated on a total-return basis, which includes reinvestment of net dividends after deduction of withholding taxes.

 +   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.



                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Active International Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended, and for the period March 7, 1995 (commencement of operations) to August 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


Boston, Massachusetts

October 8, 1998

                                  /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND
                                                        STATEMENT OF NET ASSETS
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 91.8%
AUSTRALIA - 0.0%
National Foods, Ltd.                                        314     $        1
Qantas Airways, Ltd.                                        298              1
Westfield Trust                                             601              1
                                                                    ----------

                                                                             3
                                                                    ----------

AUSTRIA - 3.9%
Austrian Airlines Osterreichische
  Luftverkehrs AG                                         6,100            214
Bank Austria AG                                          14,300            786
Bau Holding AG                                            3,300            173
Brau-Union Goess-Reininghaus-
  Osterreichische Brau AG                                 3,000            161
BWT AG                                                      200             32
EA-Generali AG                                              600            126
Oester Elektrizita Class A                                3,900            659
OMV AG                                                    3,400            352
VA Technologie AG (BR)                                    1,400            137
Voest-Alpine Stahl AG                                     4,100            128
Wienerberger Baustoff                                     1,100            215
                                                                    ----------

                                                                         2,983
                                                                    ----------

BELGIUM - 1.1%
Cobepa (Cie Belge)                                          750             49
Cofinimmo                                                   440             49
Credit Communal Holding Dexia NPV                           345             52
Electrabel NPV                                              200             65
Fortis AG                                                   600            162
KBC Bancassurance Holding NPV                             1,610            127
PetroFina SA NPV                                            180             68
Quick Restaurants SA                                      1,285             59
Solvay SA NPV                                               430             27
Tractebel Investments
  International NPV                                       1,100            167
UCB Capital NPV                                               5             26
                                                                    ----------

                                                                           851
                                                                    ----------

COLOMBIA - 0.4%
Bancolombia SA - ADR                                     24,600            178
Carulla Y Compania - ADR                                  4,900             14
Cementos Diamante
  SA - GDR                                               13,600             97
Cementos Paz del Rio
  SA - ADR (a)                                            1,300             12
Corporacion Financiera Del Valle
  Class B - ADR                                          10,000             13
                                                                    ----------

                                                                           314
                                                                    ----------

FINLAND - 1.7%
Kemira Ojy                                               14,000            118
Kesko Oyj                                                11,300            152
Nokia Oyj Series A                                       11,300            809
Rautaruukki Oyj                                           9,400             66
UPM-Kymmene Oyj                                           6,400            130
                                                                    ----------

                                                                         1,275
                                                                    ----------

FRANCE - 11.3%
Alstom (a)                                                2,600             61
AXA - UAP                                                 4,950            571
Banque Nationale Paris                                    5,822            386
Bongrain SA                                                 550            279
Casino Guich-Perr                                         2,850            271
Chargeurs International SA                                2,900            181
Christian Dior SA                                         2,250            219
Credit Lyonnais Cert d'Invest. (a)                        3,300            296
Eiffage                                                   3,520            274
Elf Aquitaine SA                                          3,219            319
Elf Gabon SA (a)                                            300             41
Eridania Beghin-Say SA                                      250             46
Esso S.A.F.                                               4,000            320
Eurafrance                                                  106             61
Eurotunnel/Euro SA Units (a)                             12,800             12


                                                               Annual Report  9

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Eurotunnel Warrants 2001/2003
  (Units)(a)                                            182,400     $       21
France Telecom SA                                        10,200            750
Galeries Lafayette                                          450            416
Gascogne                                                  1,141            100
Groupe Andre SA (a)                                       1,134            118
GTM - Entrepose                                           3,063            276
L'Oreal (Societe)                                           950            513
Labinal                                                     800            245
Lafarge SA (BR)                                           2,190            187
Lyonnais Eaux Dumez                                       4,075            672
Peugeot SA                                                1,800            301
Renault                                                   5,100            228
Rhodia SA (a)                                               425              9
S.A.T. Telecommunications                                   450            186
Sanofi SA                                                 3,782            426
Schneider SA                                              2,800            165
Scor SA                                                   4,400            276
Societe Industrielle de Transports
  Automobiles SA                                            700            165
Sommer Allibert                                           1,400             58
Usinor Sacilor                                           20,562            218
                                                                    ----------

                                                                         8,667
                                                                    ----------

GERMANY - 9.8%
AGIV AG fuer Industrie und
  Verkehrswesen                                           9,200            241
Allianz AG (Regd)                                         1,459            420
AMB Aachener & Muenchener
  Beteiligungs AG                                         2,200            318
Bankgesellschaft Berlin AG                                5,600             95
BASF AG                                                  14,000            561
Bayer AG                                                    400             15
Bayer Motoren Werk                                          100             75
Bayerische Motoren Werke AG (a)                              20             15
Bayerische Vereinsbank AG                                 6,150            470
Commerzbank AG                                            2,350             68
Daimler-Benz AG                                           2,350            213
DBV-Winterthur Holding AG                                 1,050            400
Deutsche Bank AG                                          4,750            296
Deutsche Lufthansa AG                                    15,750            390
Deutsche Telekom AG                                      38,450          1,021
Dyckerhoff AG                                               500            158
ERGO Versicherungs Gruppe AG                              1,450            205
Fried, Krupp AG Hoesch-Krupp                                800            116
Holsten Brauere AG                                        1,000            200
IKB Deutsche Industriebank AG                             6,850            138
Muenchener Rueckversicherungs -
  Gesellschaft AG                                            50             12
Rheinmetall AG                                           11,500            311
SAP AG                                                    1,000            520
Schmalbach Lubeca AG                                        950            151
Siemens AG                                                5,000            326
Suedzucker AG                                               350            181
Thyssen AG                                                1,400            264
Veba AG                                                   2,350            119
Viag AG                                                     200            126
Volkswagen AG (a)                                         1,000             72
                                                                    ----------

                                                                         7,497
                                                                    ----------

HONG KONG - 0.2%
Hong Kong Land
  Holdings, Ltd. - ADR (a)                               14,173             12
Hong Kong Telecommunications, Ltd.                        2,356              4
Jardine Matheson
  Holdings, Ltd. - ADR(a)                                 4,800              9
Jardine Strategic
  Holdings, Ltd. - ADR (a)                               79,000             92
                                                                    ----------

                                                                           117
                                                                    ----------

INDIA - 0.4%
Arvind Mills, Ltd.                                       14,700             11
Ashok Leyland, Ltd.                                      19,800             13
Bharat Heavy Electricals, Ltd.                            3,900             21


10  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Bharat Petroleum Corp., Ltd.                              1,800     $       11
Colgate-Palmolive (India) Ltd.                            4,800             22
Finolex Cables, Ltd.                                     10,500             26
Industrial Development
  Bank of India, Ltd.                                    17,700             23
ITC, Ltd.                                                 2,100             31
Madras Refineries, Ltd.                                  16,100             16
Mahanagar Telephone Nigam, Ltd.                           4,300             20
Reliance Industries, Ltd.                                10,200             26
Tata Engineering &
  Locomotive Co., Ltd.                                    1,100              3
Tata Iron and Steel Co., Ltd.                             7,800             17
Videsh Sanchar Nigam, Ltd. (a)                            1,000             20
                                                                    ----------

                                                                           260
                                                                    ----------

IRELAND - 4.0%
Abbey PLC                                                43,700            187
Allied Irish Banks                                       87,399          1,202
Avonmore Waterford Group PLC                             15,900             54
Bank of Ireland                                           8,502            131
CRH PLC                                                  50,372            549
Fyffes PLC                                               30,800             59
Independent Newspapers PLC                               14,268             53
Irish Life PLC                                           25,505            202
Irish Permanent PLC                                       7,300             76
Jefferson Smurfit Group PLC                              86,200            166
Jurys Hotel Group PLC                                    20,800            145
Kerry Group PLC Class A                                  15,300            175
Unidare PLC                                               3,100              8
                                                                    ----------

                                                                         3,007
                                                                    ----------

ISRAEL - 1.2%
Africa - Israel Investments, Ltd. (a)                       125             61
Agis Industries Ltd. (a)                                  8,745             55
Bank Hapoalim, Ltd. (a)                                  61,495            147
Bank Leumi Le-Israel                                     41,500             66
Bezeq Israeli Telecommunication
  Corp., Ltd.                                            30,950             93
Dor Energy 1988, Ltd. - ADR (a)                           3,710             19
ECI Telecom, Ltd. - ADR                                   4,340            119
Elco Holdings Ltd.                                        9,030             56
IDB Holding Corp., Ltd.                                   2,530             58
Israel Chemicals, Ltd.                                   46,275             52
Koor Industries                                             620             59
Scitex, Ltd. - ADR (a)                                    3,560             36
Teva Pharmaceutical
  Industries, Ltd.                                        2,250             83
                                                                    ----------

                                                                           904
                                                                    ----------

ITALY - 4.7%
Assicurazioni Generali SPA                                6,688            227
Banca Pop di Bergamo CV                                   5,000            106
Banca Pop di Milano                                      16,000            119
Banco Ambrosiano Veneto di Risp                         111,300            272
Burgo (Cartiere) SPA                                     15,000             91
Compagnia Assicuratrice Unipol
  1999 Warrants (a)                                      15,200             10
Danieli & Co. di Risp                                    14,000             48
Ente Nazionale Idrocarburi
  SPA (Regd)                                            110,400            584
Fiat SPA di Risp                                        112,980            206
I.F.I.L. Risp NC                                         39,600             85
IFIL Finanziaria di Partecipazioni
  SPA 2000 Warrants (a)                                     900              1
Istituto Mobiliane Italiano SPA                          16,000            246
Pirelli & Co. di Risp                                    53,000             84
R.A.S. di Risp                                           18,500            160
Recordati di Risp                                        15,000             74
Sirti SPA                                                20,000             98
Telecom Italia Mobile SPA - di Risp                     120,000            435
Telecom Italia SPA                                      113,825            568
Toro Assicurazioni                                        5,800             92

                                                               Annual Report  11

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Toro Assicurazioni
  2000 Warrants (a)                                       1,600     $       17
Unicem SPA                                               22,000             86
                                                                    ----------

                                                                         3,609
                                                                    ----------

JAPAN - 16.4%
Acom Co., Ltd.                                            6,300            313
Alinco, Inc.                                              2,000              4
Amada Co., Ltd.                                          36,000            178
Amada Metrecs Co.                                        29,000            139
Aoyama Trading Co.                                        7,400            178
Asahi Optical Co.                                        78,000            294
Bank of Tokyo - Mitsubishi, Ltd.                         28,000            198
Bridgestone Tire Corp.                                    4,000             88
Brother Industries                                       51,000            167
Bunka Shutter Co.                                        54,000            113
Canon, Inc.                                               7,000            142
Casio Computer Co., Ltd.                                 15,000            106
Central Glass Co., Ltd.                                  83,000            151
Chichibu Onoda Cement Corp.                             119,000            221
Chiyoda Co., Ltd.                                        12,000             73
Chugai Pharmaceutical Co., Ltd.                          18,000            122
Chugoku Electric Power                                    9,400            141
Chuo Trust & Banking                                     11,000             32
Clarion Co., Ltd.                                        31,000             86
Daiwa Bank                                              110,000            133
Daiwa Industries, Ltd.                                   16,000             52
East Japan Railway Co.                                       12             58
Eiden Sakakiya Co., Ltd.                                 16,000             65
Fuji Heavy Industries, Ltd.                              49,000            260
Fuji Photo Film Co.                                       1,000             32
Fujitsu, Ltd.                                             5,000             51
Hisamitsu Pharmaceutical Co.                             20,000            188
Hokkai Can Co.                                           23,000             46
Hokkaido Electric Power Co., Inc.                         6,800             94
Hokkaido Takushoku Bank, Ltd. (a)                       130,000              1
Honda Motor Co., Ltd.                                     6,000            207
Inabata & Co.                                            12,000             36
Industrial Bank of Japan, Ltd.                            4,000             15
Ito-Yokado Co., Ltd.                                      1,000             47
Itochu Fuel Corp.                                        52,000            153
Japan Energy Corp.                                      222,000            225
Kamigumi Co., Ltd.                                       63,000            236
Kansai Electric Power Co., Inc.                           1,600             26
Kawasho Corp.                                            48,000             51
Kayaba Industry Co., Ltd.                                95,000            144
Kinseki                                                  14,000             67
Mabuchi Motor Co., Ltd.                                   2,000            135
Makino Milling Co., Ltd.                                 21,000            124
Marubeni Corp.                                          123,000            204
Maruha Corp.                                            211,000            196
Matsushita Electric
  Industrial Co., Ltd.                                   21,000            303
Mazda Motor Corp. (a)                                    41,000            137
Minolta Camera Co.                                       41,000            242
Mitsuboshi Belting                                       80,000            187
Mitsui Petrochemical Industry                            81,000            193
Mitsui Trust & Banking Co., Ltd.                        117,000            149
Morita Corp.                                             23,000             46
Nichia Steel Works                                        8,800             27
Nichicon Corp.                                           14,000            171
Nichiei Construction (Azel Corp.)                        19,000             36
Nintendo Co., Ltd.                                        1,900            177
Nippon Carbon Co. (a)                                   147,000            174
Nippon Chemi-Con Co., Ltd.                               45,000            157
Nippon Express Co., Ltd.                                  8,000             37
Nippon Hodo Co., Ltd.                                    39,000            148
Nippon Telegraph &
  Telephone Corp.                                           102            775
Nissho Corp.                                             15,000            104
Nissho Iwai Corp.                                       106,000            154
Nittoc Construction Co.                                  19,000             39
Nomura Securities Co., Ltd.                               6,000             58


12  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
NSK, Ltd.                                                24,000     $       87
Okabe Co.                                                21,000             60
Ono Pharmaceutical                                       10,000            242
Orient Corp.                                             45,000             89
Ryosan Co.                                               11,000            173
Sanwa Bank                                               10,000             57
Sanyo Shinpan Finance Co.                                 4,000            136
Seino Transportation                                     24,000            121
Senshukai Co.                                            32,000            145
Showa Denko                                             226,000            191
Sintokogio                                               22,000             66
Sony Corp.                                                2,400            176
Sumitomo Bank                                            15,000            107
Taiyo Yuden Co., Ltd.                                    12,000            130
Takara Standard Co., Ltd.                                39,000            236
Takeda Chemical Industries                                3,000             79
Toenec Corp.                                             46,000            134
Tokyo Electric Power                                      8,800            164
Toyota Motor Corp.                                       34,000            726
Uniden Corp.                                             28,000            239
Yakult Honsha Co., Ltd.                                  30,000            145
Yamaha Motor Co.                                         23,000            158
                                                                    ----------

                                                                        12,567
                                                                    ----------

NETHERLANDS - 7.4%
ABN Amro Holdings NV                                     20,992            476
DSM NV (BR)                                               1,899            168
Fortis Amev NV                                               30              2
Hollandsche Beton Groep NV                                9,880            161
ING Groep NV                                             16,096            950
KLM Royal Dutch Airlines NV                               5,764            197
Koninklijke Boskalis Westminster NV                      12,715            179
Koninklijke Hoogovens NV                                  4,906            185
Koninklijke KPN NV (a)                                   11,586            525
Koninklijke Nedlloyd Groep NV                             5,157             82
Philips Electronics NV                                    6,929            453
Royal Dutch Petroleum Co.                                27,271          1,212
Stad Rotterdam CVA                                          633             57
Unilever NV                                               9,563            662
Van Ommeren (Kon) CVA                                     4,964            171
Wereldhave NV                                             3,148            180
                                                                    ----------

                                                                         5,660
                                                                    ----------

NORWAY - 3.0%
Aker AS Series B                                         11,280            129
Bergesen DY AS Series B                                  14,600            197
Christiania Bank OG Kreditkasse                          89,600            279
Den Norske Creditbank AS                                 47,600            171
Dyno Industrier ASA                                       8,200            119
Elkem ASA Series A                                       13,500            154
Helikopter Services Group ASA                             7,600             58
Kvaerner Industries AS                                    5,800            119
Kvaerner Industries AS Series B                           3,300             59
Norsk Hydro AS                                           14,800            532
Norske Skogindustrier AS Class A                          6,000            165
Orkla ASA Class B (a)                                     8,100            109
Petroleum Geo-Services ASA (a)                            4,200             60
SAS Norske ASA Series B                                   8,356            104
Storebrand ASA Series A (a)                               7,600             46
                                                                    ----------

                                                                         2,301
                                                                    ----------

PAKISTAN - 0.3%
Cherat Cement Co., Ltd.                                  21,500              4
Dewan Salmon Fibre                                       92,575             24
Engro Chemical                                           14,375             18
Fauji Fertilizer                                         39,500             37
Hub Power Co. - GDR                                     143,000             35
ICI Pakistan (a)                                        117,500             26
Karachi Electric (a)                                     75,500             10
Muslim Commercial                                        22,500              6
Pakistan State Oil                                       15,600             23


                                                               Annual Report  13

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Pakistan Telecom Corp. Series A                          93,000     $       40
Sui Northern Gas Pipelines (a)                           34,385              6
Sui Southern Gas Co., Ltd. (a)                           66,125             12
                                                                    ----------

                                                                           241
                                                                    ----------

PHILIPPINES - 0.0%
Ayala Corp.                                              28,300              4
                                                                    ----------

                                                                             4
                                                                    ----------

POLAND - 0.7%
Agros Holdings Series C (a)                               1,660              8
Bank Handlowy W. Warszawie                                9,715            107
Bank Inicjatyw Gospodarczych                             78,855             68
Bank Rozwoju Eksportu SA                                  1,650             38
Bank Rozwoju Eksportu SA (a)                                330              8
Bank Slaski SA                                              525             25
Banka Przemyslowo                                           835             47
Debica SA                                                 2,185             31
Elektrim                                                  4,790             40
Huta Szkla Gospodarczego Irena (a)                        4,935              5
KGHM Polska Miedz SA                                     27,520             89
Mostostal Export SA                                      24,235             18
Okocimskie Zaklady Piwowarskie
  SA (a)                                                  4,165             24
Polifarb                                                  2,144              3
ROLIMPEX SA Series A (a)                                 17,661             23
STALEXPORT SA Series A (a)                                5,785             31
Zywiec SA                                                    23              2
                                                                    ----------

                                                                           567
                                                                    ----------

PORTUGAL - 0.0%
Banco Espirito Santo e Comercial de
  Lisboa SA (Regd)                                          650             19
                                                                    ----------

                                                                            19
                                                                    ----------


RUSSIA - 0.2%
GAZ (Regd)(a)                                               200              5
Lukoil Oil Co. - ADR                                      4,900             72
Mosenergo - ADR                                           7,200             11
Rostelecom - ADR                                          5,400             19
Surgutneftegaz - ADR                                     11,800             36
Unified Energy Systems - ADR                              5,600             20
Vimpel-Communications - ADR (a)                           1,400             11
                                                                    ----------

                                                                           174
                                                                    ----------

SINGAPORE - 2.8%
Creative Technology, Ltd. (a)                             4,000             39
Development Bank
  of Singapore, Ltd. (Alien Market)                      41,900            145
Fraser & Neave                                           35,000             56
Hai Sun Hup Group                                       153,000             17
Haw Par Brothers International, Ltd.                     24,000             16
Hotel Properties, Ltd.                                  328,000             58
Keppel Bank                                             182,000            104
Mandarin Oriental
  International, Ltd. - ADR (a)                          54,464             26
Metro Holdings, Ltd.                                     56,400             14
Neptune Orient Lines, Ltd. (a)                          133,000             27
Overseas Chinese Banking
  (Alien Market)                                         60,672            157
Overseas Union Bank
  (Alien Market)                                         81,000            107
Singapore Airlines, Ltd.
  (Alien Market)                                         65,000            279
Singapore Land                                           30,000             37
Singapore Press Holdings, Ltd.
  (Alien Market)                                         32,212            227
Singapore Telecommunications, Ltd.                      440,000            643
United Engineers                                         35,000             10
United Industrial Corp., Ltd.                           443,000            101
United Overseas Land                                    324,000            102
                                                                    ----------

                                                                         2,165
                                                                    ----------


14  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
SOUTH KOREA - 0.0%
Tongyang Investment &
  Finance Corp. (a)                                         886     $        3
                                                                    ----------

                                                                             3
                                                                    ----------

SPAIN - 1.0%
Acerinox SA (a)                                           1,000             20
Autopistas del Mare Nostrum SA                            2,100             42
Banco Bilbao Vizcaya SA (a)                               4,200             56
Banco Central Hispanoamericano SA (a)                     6,750             64
Banco Santander SA (Regd)                                 1,900             36
Banco Santander SA - Bonus Rights (a)                     1,900              1
Banco Zaragozano SA (Regd)                                1,050             33
Bodegas Y Bebidas SA (a)                                  3,000             40
Compania Espanola de Petroleos SA                           600             19
Corporacion Bancaria de Espana
  SA (Regd)(a)                                            3,200             61
Endesa SA                                                 2,350             45
Hidroelectrica del Cantabrico SA                          1,050             45
Iberdrola SA                                              3,300             49
Repsol SA                                                   450             20
Sarrio SA (a)                                             4,250             16
Telefonica SA                                             3,600            138
Union Electrica Fenosa SA                                 5,200             61
Urbis SA (a)                                              2,300             25
                                                                    ----------

                                                                           771
                                                                    ----------

SRI LANKA - 0.4%
Aitken Spence & Co., Ltd. (a)                            24,133             34
Development Finance Corp.
  of Ceylon                                              37,916             58
Hayleys, Ltd.                                            19,400             42
John Keells Holdings, Ltd.                               52,300            130
National Development Bank, Ltd.                          14,000             20
                                                                    ----------

                                                                           284
                                                                    ----------

SWITZERLAND - 8.2%
Baloise Holding, Ltd.                                       210            161
Banca del Gottardo Class B                                  445            315
Banque Cantonale Vaudoise                                   405            144
Bobst AG (BR)                                                50             80
Credit Suisse Group (Regd)                                1,799            316
Fischer (Georg) AG (Regd)                                   180             54
Forbo Holding AG (Regd)                                     630            284
Helvetia Patria Holding Co. (Regd)                          320            333
Hero (BR)                                                   425            259
Jelmoli Holding AG (Regd)                                   710            167
Nestle SA (Regd)                                            336            625
Novartis AG (Regd)                                          950          1,482
Pargesa Holdings SA (BR)                                    135            197
Roche Holdings Genusscheine
  AG NPV                                                     95            986
Schweiz Ruckversicher (Regd)                                 34             75
UBS AG (a)                                                2,136            692
Zurich Allied AG (a)                                        230            138
                                                                    ----------

                                                                         6,308
                                                                    ----------

THAILAND - 0.0%
Finance One Public Co., Ltd.
  (Alien Market)(a)(d)                                  31,600              --
First Bangkok City Bank PLC
  (Alien Market)(a)                                      27,800              1
Siam City Bank Public Co., Ltd.
  (Alien Market)(a)                                       9,520              1
                                                                    ----------

                                                                             2
                                                                    ----------

UNITED KINGDOM - 12.7%
Abbey National PLC                                       13,200            248
Amec PLC                                                 61,500            142
Arcadia Group PLC                                         9,550             51
Arjo, Wiggins, Appleton PLC                              78,200            176
ASDA-MFI Group PLC                                       66,000            188


                                                               Annual Report  15

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Associated British Foods PLC                              7,600     $       66
Bank of Scotland
  Governor & Co. PLC                                     27,642            284
Barclays Bank PLC                                        16,722            400
Berisford PLC                                            57,600            195
British Airways PLC                                      28,200            212
British Energy PLC                                       26,800            254
British Land Co. PLC                                     10,800             93
British Petroleum Co. PLC                                43,583            551
British Steel PLC                                       113,300            203
British Telecom PLC                                      35,800            482
Cable & Wireless PLC                                     39,890            406
Christian Salvesen PLC                                  117,700            185
Commercial Union
  Assurance Co. PLC                                      12,330            180
Courtaulds Textile Co. PLC                               29,800             98
Debenhams PLC                                            14,100             76
English China Clay PLC                                   63,200            158
Glaxo Wellcome PLC                                       14,559            439
Greenalls Group PLC                                      19,800            122
Hanson PLC                                               13,587             70
HSBC Holdings PLC                                         3,400             71
Imperial Tobacco Group PLC                               28,300            252
Inchcape PLC                                             67,600            181
Kingfisher PLC (a)                                        2,400             20
Land Securities PLC                                       7,500            105
Lex Service PLC                                          21,700            154
Lloyds TSB Group PLC                                     16,500            197
Lonrho PLC                                               48,500            184
Marley, Ltd. PLC                                        122,100            162
Mirror Group News PLC                                    13,000             39
Nycomed Amersham PLC (a)                                  7,238             44
Rank Group PLC                                           33,300            158
Royal Bank of Scotland Group PLC                         26,129            371
Sainsbury (J.) PLC                                       20,900            180
Sears PLC (a)                                            22,400             73
Selfridges PLC (a)                                       22,400             89
Severn Trent PLC                                         11,314            192
Simon Group PLC                                         253,000            173
Slough Estates PLC                                       30,900            158
Smith & Nephew PLC                                       62,476            151
SmithKline Beecham PLC                                   22,680            268
South West Water PLC (Pennon Group)                       4,900             85
Storehouse PLC                                           48,500            177
Tarmac, Ltd. PLC                                         62,900             84
United Assurance Group PLC                               12,700            129
Wimpey (George), Ltd. PLC                               111,900            182
Yorkshire Water PLC                                      17,485            140
Zeneca Group PLC                                         11,200            438
                                                                    ----------

                                                                         9,736
                                                                    ----------

TOTAL COMMON STOCKS
(cost $75,779)                                                          70,289
                                                                    ----------

PREFERRED STOCKS - 3.0%
AUSTRALIA - 0.0%
News Corp., Ltd.                                             94              1
                                                                    ----------

                                                                             1
                                                                    ----------

AUSTRIA - 0.4%
Allgemeine Baugesellschaft                                2,400            132
Bau Holdings AG                                           1,800             87
EA Generali AG                                              500             79
                                                                    ----------

                                                                           298
                                                                    ----------

BELGIUM - 0.1%
Cockerill Sambre                                          7,000             40

                                                                    ----------
                                                                            40
                                                                    ----------

BRAZIL - 0.0%
Banco Nacional SA NPV (a)(d)                            871,000             --
                                                                    ----------

                                                                            --
                                                                    ----------


16  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COLOMBIA - 0.2%
Banco Ganadero SA - ADR                                   8,400     $      128
Gran Cadena de Almacenes
Class B - ADR                                             3,000             12

                                                                    ----------

                                                                           140
                                                                    ----------

                                                                    ----------
GERMANY - 2.2%
Axa Colonia Konzern AG NV                                 3,850            324
Draegerwerk AG                                            9,100            160
Dyckerhoff AG                                               233             80
Henkel KGAA                                               1,100             88
ProSieben Media AG NV                                     2,650            139
Rheinmetall AG                                            1,150             24
RWE AG                                                   13,400            447
Volkswagen AG (a)                                         9,000            449
                                                                    ----------

                                                                         1,711
                                                                    ----------

ITALY - 0.1%
Compagnia Assicuratrice Unipol                           36,000             95
                                                                    ----------

                                                                            95
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $2,197)                                                            2,285
                                                                    ----------

                                                                     PRINCIPAL
                                                                      AMOUNT
                                                                       (000)
                                                                    ----------
LONG-TERM INVESTMENTS - 0.2%
GERMANY - 0.1%
Deutsche Finance BV (conv.)
  1.000% due 05/02/01                               DEM     110             85

                                                                    ----------

                                                                    ----------
ITALY - 0.1%
Italy, Republic of (conv.)
  5.000% due 06/28/01                                  $     35             64

                                                                    ----------

                                                                    ----------
TOTAL LONG-TERM INVESTMENTS
(cost $123)                                                                149
                                                                    ----------

SHORT-TERM INVESTMENTS - 4.7%
UNITED STATES - 4.7%
AIM Short Term Investment
  Treasury Portfolio Class A (b)                          2,250          2,250
Federated Investors Prime
  Obligations Fund (b)                                      378            378
General Electric Capital Corp.
  5.480% due 12/14/98 (e)(f)                              1,000            984
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,612)                                                            3,612
                                                                    ----------


                                                               Annual Report  17

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                                      MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $81,711)(c) - 99.7%                                $   76,335

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                 230
                                                                    ----------

NET ASSETS - 100.0%                                                 $   76,565
                                                                    ----------
                                                                    ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.
(d) The Board of Trustees has estimated the value of the Fund's holdings at zero. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(e) Held as collateral by the custodian in connection with an equity swap agreement held by the Fund.
(f)  Rate noted is yield-to-maturity.

ABBREVIATIONS:
ADR - American Depositary Receipt
BR - Bearer
GDR - Global Depositary Receipt
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company

FOREIGN CURRENCY ABBREVIATIONS:
DEM - German mark
CHF - Swiss franc
GBP - British pound
JPY - Japanese yen
SGD - Singapore dollar
USD - US dollar


The accompanying notes are an integral part of the financial statements.


18  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                        % OF          MARKET
                                                        NET           VALUE
GEOGRAPHIC DIVERSIFICATION                             ASSETS         (000)
--------------------------                           ----------     ----------

Europe                                                   59.7%      $   45,659
Japan                                                    16.4           12,567
Latin America                                             0.6              454
Middle East                                               1.8            1,405
Pacific Basin                                             3.4            2,579
Russia                                                    0.2              174
United Kingdom                                           12.7            9,736
Long-Term Investments                                     0.2              149
Short-Term Investments                                    4.7            3,612
                                                    ----------      ----------

Total Investments                                        99.7           76,335
Other Assets and Liabilities, Net                         0.3              230
                                                    ----------      ----------

NET ASSETS                                              100.0%      $   76,565
                                                    ----------      ----------
                                                    ----------      ----------



                                                        % OF          MARKET
                                                        NET           VALUE
INDUSTRY DIVERSIFICATION                               ASSETS         (000)
--------------------------                           ----------     ----------

Basic Industries                                          7.7%      $    5,858
Capital Goods                                             4.9            3,739
Consumer Basics                                          14.2           10,904
Consumer Durables                                         6.5            4,978
Consumer Non-Durables                                     3.7            2,867
Consumer Services                                         1.6            1,214
Energy                                                    6.6            5,091
Finance                                                  24.2           18,491
General Business                                          2.5            1,889
Miscellaneous                                             3.3            2,556
Shelter                                                   4.8            3,633
Technology                                                2.0            1,538
Transportation                                            1.8            1,365
Utilities                                                11.0            8,451
Long-Term Investments                                     0.2              149
Short-Term Investments                                    4.7            3,612
                                                    ----------      ----------

Total Investments                                        99.7           76,335
Other Assets and Liabilities, Net                         0.3              230
                                                    ----------      ----------

NET ASSETS                                              100.0%      $   76,565
                                                    ----------      ----------
                                                    ----------      ----------


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  19

SSgA
ACTIVE INTERNATIONAL FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

EQUITY SWAPS (Note 2)


                                                                                              UNREALIZED
                                        NOTIONAL                                             APPRECIATION
                                         AMOUNT             FLOATING           TERMINATION  (DEPRECIATION)
         UNDERLYING SECURITY             (000)                RATE                DATE          (000)
------------------------------------  -----------  --------------------------  -----------  --------------

Korean 200 Stock Price Index (KS200)  $     1,000  USD LIBOR-BBA minus 10.00%   12/14/98    $         65
                                                                                            ------------
                                                                                            ------------



FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Note 2)


                                               UNREALIZED
   CONTRACTS TO    IN EXCHANGE                APPRECIATION
     DELIVER           FOR       SETTLEMENT  (DEPRECIATION)
      (000)           (000)         DATE         (000)
----------------  ------------   ----------  --------------
USD        2,825  CHF    4,133   09/25/98    $         49
USD        1,334  CHF    1,971   09/25/98              37
USD          834  CHF    1,262   09/25/98              43
CHF        7,366  USD    4,913   09/25/98            (209)
DEM        2,268  USD    1,264   09/25/98             (28)
USD        9,031  GBP    5,560   09/25/98             277
GBP          608  USD    1,003   09/25/98             (14)
GBP          174  USD      288   09/25/98              (3)
GBP        1,478  USD    2,394   09/25/98             (80)
USD        1,099  JPY  153,310   09/25/98              (7)
USD        1,126  JPY  157,480   09/25/98              (4)
USD          890  JPY  127,713   09/25/98              20
JPY      306,619  USD    2,246   09/25/98              61
JPY      463,938  USD    3,346   09/25/98              41
JPY       75,734  USD      555   09/25/98              15
USD          497  SGD      873   09/25/98              (5)
SGD        1,089  USD      642   09/25/98              28
                                             ------------

                                             $        221
                                             ------------
                                             ------------


The accompanying notes are an integral part of the financial statements.

20  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1998

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS

Investments at market (identified cost $81,711)(Note 2)  . . . . . . . . . . . . . . . . . . . . . . . .      $       76,335
Foreign currency holdings (identified cost $654) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 658
Forward foreign currency exchange contracts (cost $34,288)(Note 2) . . . . . . . . . . . . . . . . . . .              34,698
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 177
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 279
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  60
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 184
Receivable for equity swap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  65
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             112,469

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,217
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  46
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 139
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
Forward foreign currency exchange contracts (cost $34,288)(Note 2) . . . . . . . . .              34,477
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              35,904
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       76,565
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,331
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,130
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (5,376)
  Equity swap. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  65
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 224
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              77,183
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       76,565
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($76,564,890 divided by 8,289,752 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         9.24
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  21

SSgA
ACTIVE INTERNATIONAL FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Ficsal Year Ended August 31, 1998

                                                                                                                Amounts
                                                                                                             in thousands

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $263). . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,973
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 370
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,343

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          789
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  69
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 314
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  26
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  31
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  33
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   9
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,356
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (304)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,052
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,291
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (359)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,223
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .               1,356               4,220
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (802)
  Equity swap. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  65
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                 151                (586)
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,634
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $        4,925
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

22 Annual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,

                                                                                                   Amounts in thousands

                                                                                                1998                1997
                                                                                           --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,291      $          770
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,220               3,794
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                (586)             (4,930)
                                                                                          --------------      --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .               4,925                (366)
                                                                                          --------------      --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,176)             (1,078)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (3,891)               (342)
                                                                                          --------------      --------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (5,067)             (1,420)
                                                                                          --------------      --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
     Fund share transactions (Note 5). . . . . . . . . . . . . . . . . . . . . . . .              (7,223)             31,121
                                                                                          --------------      --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              (7,365)             29,335

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              83,930              54,595
                                                                                          --------------      --------------
  End of period (including undistributed net investment income of
     $2,331 and $382, respectively)  . . . . . . . . . . . . . . . . . . . . . . . .      $       76,565      $       83,930
                                                                                          --------------      --------------
                                                                                          --------------      --------------



The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  23

SSgA
ACTIVE INTERNATIONAL FUND

                                                                                            FINANCIAL HIGHLIGHTS
                              The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              YEAR ENDED AUGUST 31,
                                                               -------------------------------------------------

                                                                 1998         1997         1996         1995*
                                                              ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .    $    10.85   $    10.96   $    10.89   $    10.00
                                                              ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .           .16          .10          .36          .03
  Net realized and unrealized gain (loss) on investments .         (1.13)         .03          .28          .86
                                                              ----------   ----------   ----------   ----------

     Total Income From Investment Operations . . . . . . .          (.97)         .13          .64          .89
                                                              ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS:
  Net investment income  . . . . . . . . . . . . . . . . .          (.15)        (.18)        (.57)          --
  Net realized gain on investments . . . . . . . . . . . .          (.49)        (.06)          --           --
                                                              ----------   ----------   ----------   ----------

     Total Distributions . . . . . . . . . . . . . . . . .          (.64)        (.24)        (.57)          --
                                                              ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .     $    9.24   $    10.85   $    10.96   $    10.89
                                                              ----------   ----------   ----------   ----------
                                                              ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . .         (9.50)        1.17         6.22         8.90

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .        76,565       83,930       54,595       25,186
  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . .          1.00         1.00         1.00         1.79
     Operating expenses, gross (c) . . . . . . . . . . . .          1.29         1.40         1.47         2.56
     Net investment income . . . . . . . . . . . . . . . .          1.23         1.12         1.16         1.11

  Portfolio turnover (%)(b). . . . . . . . . . . . . . . .         74.79        48.29        22.02         7.17


 *  For the period March 7, 1995 (commencement of operations) to August 31,
    1995.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1995 are annualized.
(c) See Note 4 for current period amounts.

24  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND
                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1998

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Active International Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

                                                               Annual Report  25

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $3,869,334 incurred from November 1, 1997 to August 31, 1998, and treat it as arising in fiscal year 1999.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:


                                                              NET
                                                           UNREALIZED
           FEDERAL TAX     UNREALIZED       UNREALIZED     APPRECIATION
              COST       APPRECIATION    (DEPRECIATION)  (DEPRECIATION)
           ------------  --------------  --------------  ---------------
           $ 82,076,259  $   10,361,747  $ (16,103,006)  $   (5,741,259)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, forward contracts, passive foreign investment companies and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made to reflect activity for the fiscal year ended August 31, 1998:


              UNDISTRIBUTED     ACCUMULATED     ADDITIONAL
             NET INVESTMENT     NET REALIZED      PAID-IN
                 INCOME         GAIN (LOSS)      CAPITAL
             --------------     -------------   -----------
             $    1,834,070     $ (1,828,974)   $   (5,096)


     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

26 Annual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks


                                                               Annual Report  27

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open foreign contracts at August 31, 1998 are presented on the accompanying Statement of Net Assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

     EQUITY SWAP: The Fund has entered into an equity swap agreement in order to efficiently participate in certain foreign markets. Pursuant to this agreement, the Fund pays the swap counterparty based on the notional amount and an agreed upon rate (i.e. USD LIBOR BBA rate). During the term of the agreement, changes in the underlying value of the swap is recorded as unrealized gain (loss) and is based on changes in the value of the underlying index. The underlying index is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparty or accrued interest income to be paid to the Fund, at the agreed upon date, is recognized as unrealized gain (loss). The amount paid to the swap counterparty representing capital depreciation on the underlying securities and accrued interest expense and interest income is recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparty; however, the Fund does not anticipate non-performance by the counterparty. The Fund has segregated certain short-term investments (identified on the accompanying Statement of Net Assets) as collateral for the notional amount and payment of liabilities under the equity swap agreement.


28  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $71,872,356 and $78,749,015, respectively.

     FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the year ended August 31, 1998, were as follows:

                                     FUTURES CONTRACTS PURCHASED
                                     ---------------------------
                                                    AGGREGATE
                                      NUMBER OF   FACE VALUE OF
                                      CONTRACTS   CONTRACTS (1)
                                     ----------   -------------
     Outstanding at August 31, 1997          --   $          --
     Contracts opened                       424      51,924,727
     Contracts closed                      (424)    (51,924,727)
                                     ----------   -------------
     Outstanding at August 31, 1998          --   $          --
                                     ----------   -------------
                                     ----------   -------------


     (1) The aggregate face value of contracts is computed on the date each contract was opened.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the year ended August 31, 1998, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceeded 1.00% of its average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the


                                                               Annual Report  29

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds: $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% for the period September 1, 1997 to December 31, 1997 and up to a maximum of 5% for the period January 1, 1998 to August 31, 1998 of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $21,628, $474, $672, $274, and $8,121, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The


30  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

          Advisory fees                 $    46,465
          Administration fees                 4,770
          Custodian fees                     75,231
          Distribution fees                   1,099
          Shareholder servicing fees          2,018
          Transfer agent fees                 9,525
          Trustees' fees                        331
                                        -----------
                                        $   139,439
                                        -----------
                                        -----------

     BENEFICIAL INTEREST: As of August 31, 1998, two shareholders were record owners of approximately 15% and 12%, respectively, of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS


                                                        (AMOUNTS IN THOUSANDS)
                                                     FOR THE YEARS ENDED AUGUST 31,
                                        -------------------------------------------------------
                                                  1998                           1998
                                        -------------------------     -------------------------
                                          SHARES         DOLLARS        SHARES         DOLLARS
                                        ----------     ----------     ----------     ----------

     Proceeds from shares sold              15,836     $  153,450          7,392     $   81,716
     Proceeds from reinvestment
          of distributions                     405          4,150             95          1,032
     Payments for share redeemed           (15,685)      (164,823)        (4,736)       (51,627)
                                        ----------     ----------     ----------     ----------

     Total net increase (decrease)             556     $   (7,223)         2,751     $   31,121
                                        ----------     ----------     ----------     ----------
                                        ----------     ----------     ----------     ----------


                                                               Annual Report  31

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.









32  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND
                                                                TAX INFORMATION
                                                    August 31, 1998 (Unaudited)

The Fund paid distributions of $2,862,292 from net long-term capital gains during its taxable year ended August 31, 1998. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $1,430,356 as 20% capital gain dividends for its taxable year ended August 31, 1998.

The Fund paid foreign taxes of $263,163 and recognized $2,002,802 of foreign source income during the taxable year ended August 31, 1998. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $.0317 per share of foreign taxes paid and $.2416 of gross income earned from foreign sources in the taxable year ended August 31, 1998.

Please consult a tax advisor for questions about federal or state income tax laws.








                                                               Annual Report  33

SSgA ACTIVE INTERNATIONAL FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109


34  Annual Report

                         SSgA-Registered Trademark- Funds


                            TAX FREE MONEY MARKET FUND

                                   Annual Report

                                  August 31, 1998


                                 Table of Contents

                                                                            Page
Chairman's Letter  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . . .   6

Report of Independent Accountants  . . . . . . . . . . . . . . . . . . . .   8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .  20

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . .  21

Fund Management and Service Providers  . . . . . . . . . . . . . . . . . .  25

"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. INCOME FROM TAX-FREE FUNDS MAY BE SUBJECT TO AN ALTERNATIVE MINIMUM TAX, OR STATE AND LOCAL TAXES. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA TAX FREE MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal
year ended August 31, 1998.   Over the past year, the Funds have grown to
include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Tax Free Money Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,


/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA TAX FREE MONEY MARKET FUND
MANAGEMENT OF THE FUNDS






                                Nicholas A. Lopardo
                           Chairman and Chief Executive


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.


Mr. James Donahue, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Tax Free Money Market Fund since its inception in December 1994. Prior to that he was a municipal bond trader with the investment firm of Jesup Josephthal. He is a graduate of Belknap College with a BS in economics. There are two other portfolio managers working with Mr. Donahue.


                                                                Annual Report  5

SSgA TAX FREE MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE: MAXIMIZE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES; PRESERVATION OF CAPITAL AND LIQUIDITY.

INVESTS IN: High quality, short-term municipal securities.

STRATEGY: Fund Managers base their decisions on the relative attractiveness of different tax-exempt money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

     DATES       TAX FREE MONEY MARKET FUND
Inception*                $10,000
      1995                $10,254
      1996                $10,568
      1997                $10,884
      1998                $11,219

                     YEARLY PERIODS ENDED AUGUST 31

PERFORMANCE REVIEW
For the fiscal year ended August 31, 1998, the SSgA Tax Free Money Market Fund had a return of 3.08%. The Fund's annualized return was 3.12% since its inception in December 1994.

The Fund received a AA rating from the Standard & Poor's Corporation. Standard & Poor's assigns a AA rating to funds where safety of principal value is high and exposure to loss is limited. This rating corresponds with the underlying investments and the management style of the Funds. From the Fund's inception, the investment objective has been preservations of principal and a stable net asset value of $1.00 per share, with a competitive rate of return. The rating of mutual funds are opinions of the investment quality

SSgA

TAX FREE MONEY MARKET FUND

       Period Ended                  Growth of                  Total
         08/31/98                     $10,000                  Return
----------------------------     -----------------        ----------------
1 Year                               $ 10,308                  3.08%
Inception                            $ 11,219                  3.12%+

*The Fund commenced operations on December 1, 1994.
+Annualized.


6  Annual Report

SSgA TAX FREE MONEY MARKET FUND
PORTFOLIO MANAGEMENT DISCUSS AND ANALYSIS

of shares of the mutual fund which invest in short-term fixed income obligations. The Standard & Poor's Corporation assigns ratings across a wide spectrum of comparable funds. In order to maintain the Fund's rating, S&P requires investment guidelines that may, in certain instances, be more conservative than otherwise allowed a fund under applicable law.

MARKET AND PORTFOLIO HIGHLIGHTS
Stability was the prevailing theme for fiscal 1998. The Federal Open Market Committee held rates stable throughout the period, and as a result, with the exception of predictable periods such as tax payment dates and coupon dates, the slope of the short term yield curve remained flat. The only noticeable movement in yields occurred in August 1998, when a combination of world economic crises and the political uncertainties in Washington drove investor cash into money market funds.

Throughout the fiscal year, the Fund continued to adhere to its strategy by remaining primarily in short-term instruments. This gives the Fund flexibility to switch with ease to longer-term fixed notes if conditions warrant. The Fund will continue to invest only in the highest quality investments.

--------------------------------------------------------------------------------------
TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)                                     AUGUST 31, 1998
Kentucky Economic Development Finance Authority                                4.1%
Michigan Municipal Bond Authority                                              3.9
Iowa Finance Authority Hospital Facility Revenue                               3.9
Missouri, State of, Health & Educational Facilities Authority Revenue          3.6
Massachusetts, State of, Health & Educational Facilities Authority             3.6
Franklin County, Ohio Hospital Revenue                                         3.5
University of Illinois, Health Services Facilities Revenue Series B            3.4
St. Lucie County, Florida Pollution Control Revenue                            3.3
Houston, Texas Tax & Revenue Anticipation Notes                                3.1
Platte County, Wyoming Pollution Control Revenue Series B                      3.0
--------------------------------------------------------------------------------------

                        ------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Tax Free Money Market Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended, and for the period December 1, 1994 (commencement of operations) to August 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts
                                              /s/ PricewaterhouseCoopers LLP
October 8, 1998


8  Annual Report

SSgA
TAX FREE MONEY MARKET FUND

                                                                                                      STATEMENT OF NET ASSETS
                                                                                                              August 31, 1998


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                      -------------------------------------------------------
ALABAMA - 1.4%
Montgomery, Alabama Special Care Facilities Financing
  Authority Revenue Series E, weekly demand (a). . . . . . . . . . .  $    3,600       3.250%(2)      12/01/30    $    3,600
                                                                                                                  ----------
ARIZONA - 0.2%
Maricopa County, Arizona Pollution Control Corporate Pollution
  Control Revenue Series C, daily demand . . . . . . . . . . . . . .         600       3.250(1)       05/01/29           600
                                                                                                                  ----------

ARKANSAS - 1.0%
Arkansas, State of, Development Financial Authority Health
  Care Facilities Revenue Series B, weekly demand. . . . . . . . . .       2,600       3.250(2)       06/01/12         2,600
                                                                                                                  ----------

COLORADO - 1.4%
Jefferson County, Colorado School District Number R-001
  Series B (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,500       5.000          12/15/98         3,514
                                                                                                                  ----------

DISTRICT OF COLUMBIA - 2.8%
District of Columbia, General Obligation Series SGA 62,
  daily demand (a) . . . . . . . . . . . . . . . . . . . . . . . . .       7,350       3.450(1)       06/01/17         7,350
                                                                                                                  ----------

FLORIDA - 6.6%
Dade County, Florida Industrial Development Authority Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . . . .         500       3.250(2)       01/01/16           500
Dade County, Florida Industrial Development Authority Revenue
  Series B, weekly demand. . . . . . . . . . . . . . . . . . . . . .         900       3.250(2)       01/01/16           900
Dade County, Florida Industrial Development Authority Revenue
  Series C, weekly demand. . . . . . . . . . . . . . . . . . . . . .         500       3.250(2)       01/01/16           500
Dade County, Florida Industrial Development Authority Revenue
  Series D, weekly demand. . . . . . . . . . . . . . . . . . . . . .       1,800       3.250(2)       01/01/16         1,800
Jacksonville, Florida Electric Authority Revenue Series SGA17,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . . . .       2,000       3.450(2)       10/01/20         2,000
Putnam County, Florida Development Authority Pollution
  Control Revenue Series H-4, semiannual demand. . . . . . . . . . .       3,000       3.500(4)       03/15/14         3,000
St. Lucie County, Florida Pollution Control Revenue, daily demand. .       8,500       3.350(1)       01/01/26         8,500
                                                                                                                  ----------
                                                                                                                      17,200
                                                                                                                  ----------

GEORGIA - 5.8%
Burke County, Georgia Development Authority Pollution Control
  Revenue, daily demand (a). . . . . . . . . . . . . . . . . . . . .       5,500       3.850(1)       07/01/24         5,500


                                                                Annual Report  9

SSgA
TAX FREE MONEY MARKET FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                                             AUGUST 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                      -------------------------------------------------------
De Kalb County, Georgia Housing Authority Multifamily Housing
  Revenue, weekly demand . . . . . . . . . . . . . . . . . . . . . .  $    5,500       3.350%(2)      06/15/25    $    5,500
Georgia Municipal Electric Authority Revenue Series D, weekly demand       4,000       3.250(2)       01/01/22         4,000
                                                                                                                  ----------
                                                                                                                      15,000
                                                                                                                  ----------

ILLINOIS - 4.5%
Illinois Student Assistance Common Student Loan Revenue Series A,
  weekly demand (a). . . . . . . . . . . . . . . . . . . . . . . . .       3,000       3.350(2)       09/01/32         3,000
University of Illinois, Health Services Facilities Revenue Series B,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . . . .       8,800       3.250(2)       10/01/26         8,800
                                                                                                                  ----------
                                                                                                                      11,800
                                                                                                                  ----------

INDIANA - 1.2%
Indianapolis, Indiana Local Public Improvement Bond Bank Notes
  Series C . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,175       4.250          01/11/99         3,182
                                                                                                                  ----------

IOWA - 3.8%
Iowa Finance Authority Hospital Facility Revenue Series B,
  weekly demand (a). . . . . . . . . . . . . . . . . . . . . . . . .      10,000       3.250(2)       01/01/28        10,000
                                                                                                                  ----------

KANSAS - 0.8%
Kansas City, Kansas General Obligation Series A (a). . . . . . . . .       2,175       5.250          09/01/98         2,175
                                                                                                                  ----------

KENTUCKY - 7.7%
Daviess County, Kentucky Solid Waste Disposal Facility Revenue
  Series A, daily demand . . . . . . . . . . . . . . . . . . . . . .       3,400       3.400(1)       12/01/23         3,400
Daviess County, Kentucky Solid Waste Disposal Facility Revenue
  Series B, daily demand . . . . . . . . . . . . . . . . . . . . . .         800       3.400(1)       05/01/24           800
Kentucky Asset and Liability Common General Fund Revenue
  Tax and Revenue Anticipation Notes Series A. . . . . . . . . . . .       5,000       4.500          06/25/99         5,035
Kentucky Economic Development Finance Authority Medical
  Center Revenue . . . . . . . . . . . . . . . . . . . . . . . . . .         750       4.250          02/01/99           752
Kentucky Economic Development Finance Authority Revenue
  Pooled Hospital Loan, weekly demand. . . . . . . . . . . . . . . .      10,000       3.450(2)       08/01/18        10,000
                                                                                                                  ----------
                                                                                                                      19,987
                                                                                                                  ----------


10  Annual Report

SSgA
TAX FREE MONEY MARKET FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                                             AUGUST 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                      -------------------------------------------------------
LOUISIANA - 0.3%
Ascension Parish, Louisiana Pollution Control Revenue, weekly demand  $     700       3.220%(2)      12/01/09     $      700
                                                                                                                  ----------

MAINE - 0.4%
Maine Municipal Bond Series C (a). . . . . . . . . . . . . . . . . .      1,000       4.100          11/01/98          1,000
                                                                                                                  ----------

MASSACHUSETTS - 6.0%
Massachusetts Municipal Wholesale Electric Company Power
  Supply System Revenue Series C, weekly demand (a). . . . . . . . .      5,435       3.050(2)       07/01/19          5,435
Massachusetts, State of, Health & Educational Facilities
  Authority Revenue Series G-1, weekly demand (a). . . . . . . . . .      1,000       3.000(2)       01/01/19          1,000
Massachusetts, State of, Health & Educational Facilities
  Authority Revenue Series SGA 65, daily demand. . . . . . . . . . .      8,400       3.450(1)       07/01/26          8,400
Massachusetts, State of, Housing Finance Agency Series A (a) . . . .        800       3.700          12/01/98            800
                                                                                                                  ----------
                                                                                                                      15,635
                                                                                                                  ----------

MICHIGAN - 3.9%
Michigan Municipal Bond Authority Revenue Series D-2 . . . . . . . .     10,000       4.250          08/27/99         10,064
                                                                                                                  ----------

MINNESOTA - 0.4%
Anoka County, Minnesota Solid Waste Disposal Facilities Revenue. . .      1,000       6.000          12/01/98          1,006
                                                                                                                  ----------

MISSOURI - 4.9%
Kansas City, Missouri Industrial Development Authority
  Multifamily Housing Revenue, monthly demand. . . . . . . . . . . .      2,220       3.600(3)       12/01/15          2,220
Missouri, State of, Development Finance Board Infrastructure
  Facilities Revenue Series C, daily demand. . . . . . . . . . . . .      1,070       3.850(1)       12/01/03          1,070
Missouri, State of, Health & Educational Facilities Authority Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . . . .      2,000       3.250(2)       09/01/10          2,000
Missouri, State of, Health & Educational Facilities Authority Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . . . .      1,000       3.250(2)       12/01/19          1,000
Missouri, State of, Health & Educational Facilities Authority Revenue
  Series B, weekly demand. . . . . . . . . . . . . . . . . . . . . .        910       3.250(2)       06/01/14            910
Missouri, State of, Health & Educational Facilities Authority Revenue
  Series C, weekly demand. . . . . . . . . . . . . . . . . . . . . .      3,200       3.250(2)       06/01/19          3,200


                                                              Annual Report  11

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
                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                                             AUGUST 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                      -------------------------------------------------------
Missouri, State of, Health & Educational Facilities Authority Revenue
  Series C, weekly demand. . . . . . . . . . . . . . . . . . . . . .  $    1,300       3.250%(2)      12/01/19    $    1,300
Missouri, State of, Health & Educational Facilities Authority Revenue
  Series D, weekly demand. . . . . . . . . . . . . . . . . . . . . .       1,000       3.250(2)       06/01/19         1,000
                                                                                                                  ----------
                                                                                                                      12,700
                                                                                                                  ----------

NEBRASKA - 2.4%
Lancaster County, Nebraska Hospital Authority Number 1 Hospital
  Revenue, weekly demand (a) . . . . . . . . . . . . . . . . . . . .       6,200       3.150(2)       06/01/12         6,200
                                                                                                                  ----------

NEW JERSEY - 0.2%
Brigantine, New Jersey General Obligation (a). . . . . . . . . . . .         590       3.850          09/01/98           590
                                                                                                                  ----------

NEW YORK - 5.8%
Nassau County, New York Industrial Development Agency Civic
  Facilities Revenue, daily demand . . . . . . . . . . . . . . . . .       1,600       3.250(1)       07/01/19         1,600
New York, New York General Obligation Series B, daily demand (a) . .       2,800       3.750(1)       10/01/20         2,800
New York, New York General Obligation Series B-8, weekly demand. . .         500       2.850(2)       08/15/24           500
New York, New York Municipal Series SGB-36, weekly demand. . . . . .       3,600       3.500(2)       06/01/22         3,600
New York, State of, Local Assistance Corporation Series A,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . . . .       6,585       2.850(2)       04/01/22         6,585
                                                                                                                  ----------
                                                                                                                      15,085
                                                                                                                  ----------

NORTH CAROLINA - 1.2%
Charlotte, North Carolina Airport Revenue Series A, weekly demand (a)        800       3.150(2)       07/01/16           800
University of North Carolina School of Medicine Ambulatory Care
  Clinic Revenue, weekly demand. . . . . . . . . . . . . . . . . . .       2,200       3.450(2)       07/01/12         2,200
                                                                                                                  ----------
                                                                                                                       3,000
                                                                                                                  ----------

OHIO - 9.7%
Clermont County, Ohio Hospital Facilities Revenue Series B,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . . . .         980       3.250(2)       09/01/21           980
Cuyahoga County, Ohio Hospital Revenue (pre-refunded 01/15/99)(b). .       4,735       6.875          01/15/19         4,885
Franklin County, Ohio Hospital Revenue, weekly demand. . . . . . . .       9,100       3.350(2)       06/01/16         9,100


12  Annual Rerport

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
                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                                             AUGUST 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                      -------------------------------------------------------
Ohio, State of, Environmental Improvement Revenue, weekly demand . .  $   4,200       3.150%(2)      05/01/11     $    4,200
Ohio, State of, Major New State Infrastructure Revenue . . . . . . .      3,775       4.250          12/15/98          3,781
Toledo, Ohio Sewer System Revenue Series B
  (pre-refunded 11/15/98)(a)(b). . . . . . . . . . . . . . . . . . .      1,225       7.750          11/15/17          1,260
University of Toledo, Ohio General Revenue Series A (a). . . . . . .      1,000       5.000          06/01/99          1,010
                                                                                                                  ----------
                                                                                                                      25,216
                                                                                                                  ----------

OKLAHOMA - 1.9%
Muskogee, Oklahoma Industrial Pollution Control Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . . . .      5,000       3.300(2)       01/01/25          5,000
                                                                                                                  ----------

PENNSYLVANIA - 4.3%
Dauphin County, Pennsylvania General Obligation Series B,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . . . .      7,000       3.350(2)       10/01/27          7,000
Geisinger Authority, Pennsylvania Health Systems Revenue Series B,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,200       3.350(1)       08/15/28          3,200
Pennsylvania Commonwealth, Turnpike Revenue Series D,
  (pre-refunded 12/01/98)(a)(b). . . . . . . . . . . . . . . . . . .      1,000       7.100          12/01/01          1,028
                                                                                                                  ----------
                                                                                                                      11,228
                                                                                                                  ----------

TENNESSEE - 1.7%
Knox County, Tennessee Health Education & Housing Facilities
  Board Hospital Facilities Revenue Series B, weekly demand. . . . .      2,900       3.250(2)       09/01/14          2,900
Metropolitan Government Nashville and Davidson County,
  Tennessee Water and Sewer Revenue Series B (a) . . . . . . . . . .      1,420       3.600          01/01/99          1,420
                                                                                                                  ----------
                                                                                                                       4,320
                                                                                                                  ----------

TEXAS - 7.6%
Dallas-Fort Worth, Texas Regional Airport Revenue Series SGA 49,
  daily demand (a) . . . . . . . . . . . . . . . . . . . . . . . . .        855       3.450(1)       11/01/23            855
Dallas, Texas General Obligation . . . . . . . . . . . . . . . . . .      3,000       5.375          02/15/99          3,024
Harris County, Texas Development Corporation
  Pollution Control Revenue, daily demand. . . . . . . . . . . . . .      2,100       3.250(1)       03/01/24          2,100
Houston, Texas Tax and Revenue Anticipation Notes. . . . . . . . . .      8,000       4.250          06/30/99          8,045
Lower Neches Valley, Texas Authority Revenue, semiannual demand. . .      1,000       3.450(4)       02/15/17          1,000


                                                              Annual Report  13

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
                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                                             AUGUST 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                      -------------------------------------------------------
Panhandle Plains, Texas Higher Education Authority Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . . . .  $   1,500       3.300%(2)      06/01/21     $    1,500
Texas A&M University Revenue Series SGA 21, weekly demand (a). . . .      3,330       3.450(2)       05/15/16          3,330
                                                                                                                  ----------
                                                                                                                      19,854
                                                                                                                  ----------

UTAH - 1.3%
Intermountain Power Agency, Utah Power Supply Revenue Series E,
  semi-annual demand (a) . . . . . . . . . . . . . . . . . . . . . .      2,000       3.750(4)       07/01/14          2,000
Salt Lake City, Utah Revenue Class A, weekly demand. . . . . . . . .      1,400       3.250(2)       01/01/20          1,400
                                                                                                                  ----------
                                                                                                                       3,400
                                                                                                                  ----------

VIRGINIA - 0.9%
Metropolitan Washington D.C. Airports Authority, Virginia General
  Airport Revenue Series C, weekly demand. . . . . . . . . . . . . .        700       3.250(2)       10/01/27            700
Roanoke, Virginia Industrial Development Authority Hospital Revenue
  Series B, daily demand . . . . . . . . . . . . . . . . . . . . . .      1,600       3.350(1)       07/01/19          1,600
                                                                                                                  ----------
                                                                                                                       2,300
                                                                                                                  ----------

WASHINGTON - 0.6%
King County, Washington General Obligation Series B
  (pre-refunded 12/01/98)(b) . . . . . . . . . . . . . . . . . . . .      1,500       7.250          12/01/03          1,514
                                                                                                                  ----------
WEST VIRGINIA - 1.4%
West Virginia, State of, General Obligation. . . . . . . . . . . . .      1,600       4.750          11/01/98          1,603
West Virginia, State of, Water Development Authority Water
  Development Revenue (pre-refunded 11/01/98)(b) . . . . . . . . . .      2,015       8.125          11/01/29          2,070
                                                                                                                  ----------
                                                                                                                       3,673
                                                                                                                  ----------

WISCONSIN - 4.6%
University of Wisconsin Hospitals & Clinics Authority Revenue,
  weekly demand (a). . . . . . . . . . . . . . . . . . . . . . . . .      4,400       3.250(2)       04/01/26          4,400
Wisconsin, State of, Revenue Notes . . . . . . . . . . . . . . . . .      7,500       4.500          06/15/99          7,555
                                                                                                                  ----------
                                                                                                                      11,955
                                                                                                                  ----------


14  Annual Report

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
                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                                             AUGUST 31, 1998

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                      -------------------------------------------------------
WYOMING - 3.0%
Platte County, Wyoming Pollution Control Revenue Series B,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,800          3.850%(1)   07/01/14          7,800
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $259,248)(c) - 99.7% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     259,248

OTHER ASSETS AND LIABILITIES, NET - 0.3% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         836
                                                                                                                  ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  260,084
                                                                                                                  ----------
                                                                                                                  ----------

(a)  Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Government Obligations, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
     The rate noted is for descriptive purposes; effective yield may vary.
(c) The identified cost for federal income tax purposes is the same as shown above.

* All securities with a maturity greater than 13 months have a demand feature, or an optional or mandatory put, resulting in an effective maturity of 13 months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.

     Variable Rate:
      (1) Daily
      (2) Weekly
      (3) Monthly
      (4) Semiannual

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  15
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
                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                AUGUST 31, 1998

QUALITY RATINGS AS A % OF MARKET VALUE (Unaudited)
VMIG1, SP-1 or equivalent ++ . . . . . . .     100%

ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE (Unaudited)
General Obligation . . . . . . . . . . . .      23%
Healthcare Revenue . . . . . . . . . . . .      22
Education Revenue. . . . . . . . . . . . .      12
Electricity & Power Revenue. . . . . . . .      12
Pollution Control Revenue. . . . . . . . .       8
Housing Revenue. . . . . . . . . . . . . .       7
Bond Bank. . . . . . . . . . . . . . . . .       6
Pre-refunded . . . . . . . . . . . . . . .       4
Utility Revenue. . . . . . . . . . . . . .       2
Public Agency Revenue. . . . . . . . . . .       1
Student Loan Revenue . . . . . . . . . . .       1
Miscellaneous. . . . . . . . . . . . . . .       2
                                             -----
                                               100%
                                             -----
                                             -----

++ VMIG1: The highest short-term municipal note credit rating given by Moody's
          Investors Services to notes with a demand feature which are of the "best quality."

    SP-1: The highest short-term municipal note credit rating given by Standard
          & Poor's Corporation to notes with a "very strong or strong capacity to pay principal & interest."


The accompanying notes are an integral part of the financial statements.


16  Annual Report

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
                                            STATEMENT OF ASSETS AND LIABLILITIES
                                                                 AUGUST 31, 1998


                                                                                                                 AMOUNTS IN
                                                                                                              THOUSANDS (EXCEPT
                                                                                                               PER SHARE AMOUNT)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $      259,248
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 245
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,395
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
                                                                                                              --------------


    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             260,901


LIABILITIES
Payables:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          614
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . . .               173
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                30
                                                                                          --------------


    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 817
                                                                                                              --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      260,084
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          (28)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 260
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             259,852
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      260,084
                                                                                                              --------------
                                                                                                              --------------


NET ASSET VALUE, offering and redemption price per share:
  ($260,083,799 divided by 260,116,407 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  17
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
                                                         STATEMENT OF OPERATIONS
                                       FOR THE FISCAL YEAR ENDED AUGUST 31, 1998


                                                                                                                   AMOUNTS
                                                                                                                IN THOUSANDS
INVESTMENT INCOME:

Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        8,044

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          560
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  68
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  52
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 337
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  52
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  84
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  30
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                  10
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  30
                                                                                          --------------


     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,244
                                                                                                              --------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,800
                                                                                                              --------------


REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
                                                                                                              --------------


Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $        6,808
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.


18  Annual Report

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
                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         FOR THE FISCAL YEARS ENDED AUGUST 31,

                                                                                                Amounts in thousands

                                                                                              1998               1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $       6,800     $         3,548
  Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . .                   8                 (19)
                                                                                           -------------     ---------------

     Net increase in net assets resulting from operations. . . . . . . . . . . . . .               6,808               3,529
                                                                                           -------------     ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (6,800)             (3,548)
                                                                                           -------------     ---------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
     Fund share transactions (Note 5). . . . . . . . . . . . . . . . . . . . . . . .              96,574             118,460
                                                                                           -------------     ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              96,582             118,441

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             163,502              45,061
                                                                                           -------------     ---------------

  End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     260,084     $       163,502
                                                                                           -------------     ---------------
                                                                                           -------------     ---------------

The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  19

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
                                                                                                          FINANCIAL HIGHLIGHTS
                                             The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                       Year Ended August 31,
                                                                     -------------------------------------------------------
                                                                         1998          1997           1996          1995*
                                                                     -----------  --------------  -------------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $    1.0000    $    1.0000    $    1.0000    $    1.0000
                                                                    -----------    -----------    -----------    -----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . .        .0304          .0295          .0302          .0251

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . .       (.0304)        (.0295)        (.0302)        (.0251)
                                                                    -----------    -----------    -----------    -----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .  $    1.0000    $    1.0000    $    1.0000    $    1.0000
                                                                    -----------    -----------    -----------    -----------
                                                                    -----------    -----------    -----------    -----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . .         3.08           2.99           3.07           2.54

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . .      260,084        163,502         45,061         42,607

Ratios to average net assets(%)(b):
  Operating expenses, net. . . . . . . . . . . . . . . . . . . . .          .56            .58            .57            .59
  Operating expenses, gross. . . . . . . . . . . . . . . . . . . .          .56            .58            .57            .60
  Net investment income. . . . . . . . . . . . . . . . . . . . . .         3.04           2.98           3.01           3.40

*    For the period December 1, 1994 (commencement of operations) to August 31,
     1995.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended August 31, 1995 are annualized.


20  Annual Report

SSgA
TAX FREE MONEY MARKET FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                AUGUST 31, 1998


1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Tax Free Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional Class A shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund which shares have not been offered on these classes as of the date of these financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded daily on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income tax and no federal income tax provision was required. At August 31, 1998, the Fund had a net tax basis capital loss carryovers of $5,580, $10,856 and $11,279, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates of August 31, 2004, 2005 and 2006, respectively, whichever occurs first.


                                                               Annual Report  21

SSgA
TAX FREE MONEY MARKET FUND

                                         NOTES TO FINANCIAL STATEMENTS CONTINUED
                                                                AUGUST 31, 1998

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases, sales and maturities of tax-exempt obligations were $1,424,375,662, $1,168,233,692, and $158,505,000, respectively.

4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5%, for the period January 1, 1998 to August 31, 1998 of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.


22  Annual Report

SSgA
TAX FREE MONEY MARKET FUND

                                         NOTES TO FINANCIAL STATEMENTS CONTINUED
                                                                 AUGUST 31, 1998

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the
     Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, .050%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $55,981 and $27,754, by the Adviser and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI, RIS, or Solutions during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.


                                                               Annual Report  23

SSgA
TAX FREE MONEY MARKET FUND

                                         NOTES TO FINANCIAL STATEMENTS CONTINUED
                                                                 AUGUST 31, 1998

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

            Advisory fees                    $ 103,015
            Administration fees                  6,807
            Custodian fees                      14,293
            Distribution fees                   28,386
            Shareholder servicing fees           8,166
            Transfer agent fees                 11,668
            Trustees' fees                         868
                                             ----------
                                             $ 173,203
                                             ----------
                                             ----------

     Beneficial Interest: As of August 31, 1998, three shareholders (two of which were also affiliates of the Investment Company) were record owners of approximately 52%, 20% and 15%, respectively, of the total outstanding shares of the Fund.

5.   Fund Share Transactions (On a Constant Dollar Basis:)

                                                  (AMOUNTS IN THOUSANDS)
                                              FOR THE YEARS ENDED AUGUST 31,
                                           -----------------------------------
                                              1998                   1997
                                           -------------        --------------
Proceeds from shares sold                  $ 963,989            $   607,205
Proceeds from reinvestment
  of distributions                             3,846                  1,735
Payments for shares redeemed                (871,261)              (490,480)
                                           ---------            -----------

Total net increase (decrease)              $  96,574            $   118,460
                                           ---------            -----------
                                           ---------            -----------


24  Annual Report

SSgA TAX FREE MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts  02109


                                                              Annual Report  25

                         SSgA-Registered Trademark- FUNDS

                          US GOVERNMENT MONEY MARKET FUND

                                   Annual Report

                                  August 31, 1998


                                 Table of Contents

                                                                            Page

Chairman's Letter  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . . .   6

Report of Independent Accountants  . . . . . . . . . . . . . . . . . . . .   8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .  14

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . .  15

Fund Management and Service Providers  . . . . . . . . . . . . . . . . . .  19

"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA US GOVERNMENT MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS

DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA US Government Money Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,


/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA US GOVERNMENT MONEY MARKET FUND

MANAGEMENT OF THE FUNDS









                                 Nicholas A. Lopardo
                            Chairman and Chief Executive Officer

A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Ms. Lisa Hatfield, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA US Government Money Market Fund since June 1994. Ms. Hatfield has been with State Street since 1986 and has managed several money market funds since 1987. She received a BS from Suffolk University. There are 10 other portfolio managers working with Ms. Hatfield.


                                                               Annual Report  5

SSgA US GOVERNMENT MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:  Maximize current income; preservation of capital and liquidity.

INVESTS IN: Obligations of the US Government, its Agencies or Instrumentalities.

STRATEGY:   Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.

                                    [GRAPH]


          GROWTH OF A $10,000 INVESTMENT

DATES      US GOVERNMENT MONEY    SALOMON BROTHERS 3-MONTH
              MARKET FUND           TREASURY-BILL INDEX
Inception*       $10,000                  $10,000
   1991          $10,306                  $10,293
   1992          $10,769                  $10,731
   1993          $11,100                  $11,061
   1994          $11,466                  $11,454
   1995          $12,083                  $12,093
   1996          $12,720                  $12,740
   1997          $13,381                  $13,409
   1998          $14,094                  $14,109


          YEARLY PERIODS ENDED AUGUST 31

SSgA US GOVERNMENT MONEY MARKET FUND

   Period Ended             Growth of         Total
     08/31/98                $10,000          Return
--------------------       -----------       --------
1 Year                      $ 10,533          5.33%
5 Years                     $ 12,696          4.89%+
Inception                   $ 14,094          4.68%+


SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX

   Period Ended             Growth of         Total
     08/31/98                $10,000          Return
--------------------       -----------       --------
1 Year                      $ 10,522          5.22%
5 Years                     $ 12,757          4.99%+
Inception                   $ 14,109          4.70%+


SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

The Fund had a one-year total return of 5.33% for the fiscal year ended August 31, 1998. This compares favorably to the return of 5.22% for the same period for the benchmark of the Fund, the Salomon Brothers 3-Month Treasury Bill Index. The Fund's performance is net of fund operating expenses, whereas Index results do not include expenses of any kind. The Salomon Brothers 3-Month Treasury Bill Index was chosen as a standard, well-known representation of money market rates.

Effects of the Asian crisis, which began in October 1997, had many economists predicting a global slowdown in growth and increased deflationary pressures. Viewed as a "safe haven", yields on US Treasury securities flattened, with the two-year, 10-year and 30-year falling 13, 36, and 48 basis points, respectively, during the fourth quarter. Although the Federal Reserve Open Market Committee
(FOMC) maintained a "tightening bias" throughout the second half of 1997, turmoil in the Asian region reduced the need to raise the Federal Funds rate in response to


6  Annual Report

SSgA US GOVERNMENT MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISUSSION AND ANALYSIS

strong domestic growth. Market participants, as well as the Federal Reserve, were forced to take a wait-and-see approach on the economic situation. As year end approached, signs were already appearing that some slowdown in growth would reach American soil.

In the first quarter of 1998, GDP advanced at an annualized rate of 5.4% while the unemployment rate stood at 4.6%. Domestic economic releases confirmed strong growth and a non-inflationary environment. Although the domestic backdrop showed signs of an overheating economy, rising uncertainty of the Asian epidemic served to keep the Fed on hold. Chairman Greenspan confirmed this dichotomy in testimonies before Congress, praising the economy's performance but warned against impending fallout from Asia. These comments made by the Federal Reserve set the markets in a trading range which has persisted throughout the rest of the fiscal year. For the year, one- and 30-year Treasuries fell 29 and 115 basis points, respectively. During the second quarter of 1998, impact from Asian trade drag came full force as GDP advanced only 1.6%. Underlying fundamentals for domestic growth persisted. High levels of consumer confidence and strong consumer and capital spending, combined with unemployment of 4.3% inspired a tightening bias.

MARKET AND PORTFOLIO HIGHLIGHTS

In the last year, the SSgA US Government Money Market Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in high quality investments and providing competitive returns. The Fund's net assets have trended higher, increasing by 4.5% over the past year, with new cash flows invested in a combination of fixed and floating rate securities. During this period, the Manager felt the Fed was on hold and that the flatness of the yield curve would persist, making floating rate securities more attractive. The Fund's investment strategy concentrated primarily on indices such as one- and three-month LIBOR (London Interbank Offering Rate), with a small allocation based on Fed Funds and Prime rates. The average maturity of the Fund ranged from 49 to 54 days over the last year, as the Fund selectively purchased one-year securities to extend its average days to maturity.



                      ----------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

* The Fund commenced operations on March 1, 1991. Index comparison also began on March 1, 1991.

** Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

+   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA US Government Money Market Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998


                                                 /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                                                                     STATEMENT OF NET ASSETS
                                                                                                             August 31, 1998


                                                                      PRINCIPAL                       DATE
                                                                       AMOUNT                          OF          VALUE
                                                                       (000)           RATE         MATURITY       (000)
                                                                     ----------      ---------     ----------    ----------
UNITED STATES GOVERNMENT AGENCIES - 66.0%
Federal Farm Credit Bank . . . . . . . . . . . . . . . . . . . . .   $   25,000          5.650%      10/01/98    $   24,997
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . .       20,000          5.690       09/24/98        20,002
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . .        3,600          5.755       12/23/98         3,599
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . .        1,000          5.735       12/23/98         1,000
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . .       25,000          5.570       08/03/99        24,987
Federal Home Loan Mortgage Corp. (a) . . . . . . . . . . . . . . .       50,000          5.448       01/26/99        49,986
Federal Home Loan Mortgage Corp. (a) . . . . . . . . . . . . . . .       75,000          5.398       08/27/99        74,895
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . .       25,000          5.440       09/21/98        24,924
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . .       40,000          5.420       10/08/98        39,777
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . .       75,290          5.410       10/09/98        74,860
Federal National Mortgage Association. . . . . . . . . . . . . . .       15,000          6.600       06/24/99        15,107
Federal National Mortgage Association Discount Notes . . . . . . .       50,000          5.450       09/18/98        49,871
Federal National Mortgage Association Discount Notes . . . . . . .       15,000          5.410       10/08/98        14,917
Federal National Mortgage Association (MTN). . . . . . . . . . . .       15,000          5.400       02/02/99        14,993
Federal National Mortgage Association (MTN). . . . . . . . . . . .       35,000          5.650       05/26/99        34,992
Federal National Mortgage Association (MTN) (a). . . . . . . . . .       50,000          5.448       06/15/99        49,965
Federal National Mortgage Association (MTN) (a). . . . . . . . . .       55,000          5.458       07/30/99        54,961
Student Loan Marketing Association (MTN) (a) . . . . . . . . . . .        5,000          5.790       09/16/98         5,000
Student Loan Marketing Association (MTN) . . . . . . . . . . . . .       20,000          5.740       12/17/98        19,996
Student Loan Marketing Association (MTN) . . . . . . . . . . . . .       25,000          5.400       02/10/99        24,988
                                                                                                                 ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $623,817). . . . . . . . . . . . . . . . . . . . . . . . . . . .      623,817
                                                                                                                 ----------

TOTAL INVESTMENTS (amortized cost $623,817) - 66.0% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       623,817
                                                                                                                 ----------

REPURCHASE AGREEMENTS - 34.2%
Agreement with Bear Stearns & Co., Inc. of $48,783
  acquired August 31, 1998 at 5.960% to be repurchased at $48,791 on September 1, 1998, collateralized by:
    $11,500 United States Treasury Bills
       due 09/17/98 valued at $11,742
    $12,605 United States Treasury Bills
       due 01/07/99 valued at $12,388
    $18,477 United States Treasury Bills
       due 02/25/99 valued at $18,039
    $7,740 United States Treasury Note
       5.250% due 08/15/03 valued at $7,867. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       48,783



                                                                Annual Report  9

SSgA
US GOVERNMENT MONEY MARKET FUND



                                                                                 STATEMENT OF NET ASSETS, CONTINUED
                                                                                                    August 31, 1998

                                                                                                         VALUE
                                                                                                         (000)
                                                                                                       ----------
Agreement with Lehman Brothers Inc. of $75,000
  acquired August 31, 1998 at 5.850% to be repurchased at $75,012 on September 1, 1998, collateralized by:
     $73,900 United States Treasury Notes
       5.625% due 05/15/01 valued at $76,506 . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   75,000
Agreement with Swiss Bancorp of $200,000
  acquired August 31, 1998 at 5.830% to be repurchased at $200,032 on September 1, 1998, collateralized by:
     $150,000 United States Treasury Notes
       6.000% due 08/15/99 valued at $151,500
     $50,122 United States Treasury Notes
       7.750% due 11/30/99 valued at $52,503 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      200,000
                                                                                                       ----------

TOTAL REPURCHASE AGREEMENTS (identified cost $323,783) . . . . . . . . . . . . . . . . . . . . . . .      323,783
                                                                                                       ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $947,600)(b) - 100.2%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      947,600

OTHER ASSETS AND LIABILITIES, NET - (0.2%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,703)
                                                                                                       ----------
NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  945,897
                                                                                                       ----------
                                                                                                       ----------


(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note





The accompanying notes are an integral part of the financial statements.


10  Annual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                                                        STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                             August 31, 1998

                                                                                                               Amounts in
                                                                                                           thousands (except
                                                                                                            per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .     $       623,817
Repurchase agreements (identified cost $323,783) (Note 2). . . . . . . . . . . . . . . . . . . . . . . .             323,783
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,498
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             951,101


LIABILITIES
Payables:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        4,518
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                643
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 43
                                                                                         --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,204
                                                                                                              --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      945,897
                                                                                                              --------------
                                                                                                              --------------
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           27
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 946
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             944,924
                                                                                                              --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      945,897
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($945,896,795 divided by 945,869,610 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------




The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  11

SSgA
US GOVERNMENT MONEY MARKET FUND



                                                                                                       STATEMENT OF OPERATIONS
                                                                                     For the Fiscal Year Ended August 31, 1998

                                                                                                                    Amounts
                                                                                                                  in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $       48,531


EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,156
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 263
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 225
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 309
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  21
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  98
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 455
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  64
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  26
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  45
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  3,662
                                                                                                                 --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 44,869
                                                                                                                 --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     25
                                                                                                                 --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .         $       44,894
                                                                                                                 --------------
                                                                                                                 --------------




The accompanying notes are an integral part of the financial statements.


12  Annual Report

SSgA
US GOVERNMENT MONEY MARKET FUND


                                                                                    STATEMENT OF CHANGES IN NET ASSETS
                                                                                 for the Fiscal Years Ended August 31,


                                                                                             Amounts in thousands

                                                                                             1998              1997
                                                                                          ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     44,869      $    42,503
  Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 25               41
                                                                                          ------------     ------------


    Net increase in net assets resulting from operations. . . . . . . . . . . . . .             44,894           42,544
                                                                                          ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (44,869)         (42,503)
                                                                                          ------------     ------------


FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
    Fund share transactions (Note 5). . . . . . . . . . . . . . . . . . . . . . . .             41,389          221,232
                                                                                          ------------     ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . .             41,414          221,273

NET ASSETS
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            904,483          683,210
                                                                                          ------------     ------------

  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $    945,897     $    904,483
                                                                                          ------------     ------------
                                                                                          ------------     ------------




The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  13

SSgA
US GOVERNMENT MONEY MARKET FUND


                                                                                                               FINANCIAL HIGHLIGHTS
                                                  The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                       YEAR ENDED AUGUST 31,
                                                           -----------------------------------------------------------------------
                                                               1998           1997           1996           1995           1994
                                                           ------------   -----------    -----------    -----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .     $     1.0000   $    1.0000    $    1.0000    $    1.0000   $     1.0000
                                                           ------------   -----------    -----------    -----------   ------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . .            .0500         .0500          .0515          .0528          .0324

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . .           (.0500)       (.0500)        (.0515)        (.0528)        (.0324)
                                                           ------------   -----------    -----------    -----------   ------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .     $     1.0000   $    1.0000    $    1.0000    $    1.0000   $     1.0000
                                                           ------------   -----------    -----------    -----------   ------------
                                                           ------------   -----------    -----------    -----------   ------------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . .             5.33          5.19           5.27           5.38           3.30

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . .          945,897       904,483        683,210        490,138        251,165

  Ratios to average net assets (%):
     Operating expenses, net . . . . . . . . . . . . .              .42           .44            .40            .42            .38
     Operating expenses, gross . . . . . . . . . . . .              .42           .44            .40            .42            .39
     Net investment income . . . . . . . . . . . . . .             5.20          5.08           5.12           5.37           3.27




14  Annual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1998

1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA US Government Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional Class A shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of August 15, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

    INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.


                                                              Annual Report  15

SSgA
US GOVERNMENT MONEY MARKET FUND

                                      NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                               August 31, 1998

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $2,096,111,946, $231,395,084 and $1,919,715,000, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar


16  Annual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                      NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                               August 31, 1998

    items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration
    Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5%, for the period January 1, 1998 to August 31, 1998 of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions") (collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
    Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $179,094, $14,549, and $192,714, by the Adviser, RIS and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI or Solutions during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward


                                                              Annual Report  17

SSgA
US GOVERNMENT MONEY MARKET FUND

                                      NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                               August 31, 1998

    shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

          Advisory fees                 $ 438,240
          Administration fees              28,777
          Custodian fees                   49,395
          Distribution fees                 5,073
          Shareholder servicing fees      109,927
          Transfer agent fees               8,073
          Trustees' fees                    3,807
                                        ---------
                                        $ 643,292
                                        ---------
                                        ---------

    BENEFICIAL INTEREST: As of August 31, 1998, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 27% and 12%, respectively, of the total outstanding shares of the Fund.

5.  FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                 (AMOUNTS IN THOUSANDS)
                                              FOR THE YEARS ENDED AUGUST 31,
                                              ------------------------------
                                                  1998              1997
                                              ------------      ------------
     Proceeds from shares sold                $  8,260,765      $  7,924,123
     Proceeds from reinvestment
       of distributions                             32,317            26,342
     Payments for shares redeemed               (8,251,693)       (7,729,233)
                                              ------------      ------------

     Total net increase (decrease)            $     41,389      $    221,232
                                              ------------      ------------
                                              ------------      ------------



18  Annual Report

SSgA US GOVERNMENT MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts  02109



                                                               Annual Report  19

                          SSgA-Registered Trademark- FUNDS

                               GROWTH AND INCOME FUND

                                    Annual Report

                                   August 31, 1998


                                  Table of Contents

                                                                           Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .     4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . .     6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .     8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .     9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .    14

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .    15

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .    22


"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA GROWTH AND INCOME FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Growth and Income Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA GROWTH AND INCOME FUND

MANAGEMENT OF THE FUNDS









                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Mr. L. Emerson Tuttle, CFA, Principal, is the portfolio manager primarily responsible for investment decisions regarding the SSgA Growth and Income Fund, and also provides investment management services for employee benefit plans and endowments. Mr. Tuttle joined State Street in 1981, and has 19 years of investment experience. From 1987 to 1989, Mr. Tuttle was portfolio manager of Private Client Services at State Street Bank in Zurich, Switzerland. Mr. Tuttle is a magna cum laude from Suffolk Law School. He is a member of the Massachusetts Bar and the Boston Security Analysts Society. There are four other portfolio managers working with Mr. Tuttle.


                                                                Annual Report  5

SSgA GROWTH AND INCOME FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:     Achieve long-term capital growth, current income, and growth of income.

INVESTS IN:    Equity securities.

STRATEGY:      Fund Managers concentrate in securities with market
capitalizations between $1.2 billion to $300 billion. Stock selection focuses on individual companies and the strength of their fundamental business characteristics.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

    DATES   GROWTH AND INCOME FUND    S&P 500-Registered Trademark- INDEX**
Inception*                 $10,000                                $10,000
      1994                 $10,623                                $10,547
      1995                 $12,287                                $12,809
      1996                 $13,954                                $15,208
      1997                 $19,668                                $21,391
      1998                 $21,818                                $23,122

                     YEARLY PERIODS ENDED AUGUST 31

SSgA GROWTH AND INCOME FUND

Period Ended        Growth of          Total
  08/31/98           $10,000          Return
------------      ------------     ------------
1 Year            $     11,093        10.93%
5 Years           $     21,818        16.89%
Inception         $     21,818        16.89%+


STANDARD & POOR'S-Registered Trademark- 500 COMPOSITE
STOCK PRICE INDEX

Period Ended        Growth of          Total
  08/31/98           $10,000          Return
------------      ------------     ------------
1 Year            $     10,809         8.09%
5 Years           $     23,122        18.25%
Inception         $     23,122        18.25%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

For the fiscal year ended August 31, 1998, the SSgA Growth and Income Fund's total return was 10.9%, compared to 8.1% for the S&P 500 Index. During the first eight months of calendar 1998, the Fund gained 0.5%, versus a loss of 0.4% for the Index. Fund performance is net of operating expenses, whereas Index results do not include expenses of any kind.

The Fund's results continued to benefit from overweight positions in health care and financial service companies, and from a shift in focus over the past several months away from volatile technology stocks toward the communications sector of the market. As of August 31, 1998, the Fund's allocation to health care and financial services was 14.8% and 20.5%, respectively. The Fund's exposure to foreign securities, which have continued to lag the US market, has been reduced significantly over


6  Annual Report

SSgA GROWTH AND INCOME FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


the past year, from 8.2% to only 1.4% of Fund assets as of the fiscal year-end.

MARKET AND PORTFOLIO HIGHLIGHTS

Despite the difficulties experienced by many Pacific Rim economies last fall and winter, the US stock market rose strongly for most of the fiscal year. At its peak on July 17, the S&P 500 Index was up 22.3% in 1998 and stood 31.9% higher compared to August 31, 1997. This rise reflected high levels of consumer confidence, falling interest rates, and continued benign levels of inflation at both the producer and consumer levels. During this time period, the Fund benefited from its exposure to large, well recognized companies with brand name franchises, such as Microsoft Corp. and Wal-Mart Stores, Inc., as both US investors and foreign investors in the US market focused their attention on this segment. In the first half of 1998 the ten largest stocks in the S&P 500 Index returned an average of 67%; eight of these issues were owned by the Fund, representing 20.0% of Fund assets.

However, as the economic crises in Japan and Russia have deepened, the US market has corrected broadly and severely for the first time since 1990, with the S&P 500 Index falling over 19% from its July 17 high. Fund performance has tracked that of the market during the correction, and as a result, for the fiscal year the Fund outperformed the S&P 500 Index by 2.8% after expenses.

The Fund is well diversified, with exposure to all major sectors of the US economy. The individual holdings are believed to have favorable long-term growth prospects as well as being attractively valued at the present time. Improved control of portfolio risk has been achieved by diversification across a larger number of individual stock positions (50 as of August 31, 1998, versus 36 on August 31, 1997).

--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                             AUGUST 31, 1998
Philip Morris Cos., Inc.                                               4.3%
Mobil Corp.                                                            4.2
Duke Power Co.                                                         4.1
Alltel Corp.                                                           3.9
Microsoft Corp.                                                        3.8
General Electric Co.                                                   3.6
Wal-Mart Stores, Inc.                                                  3.4
Bristol-Myers Squibb Co.                                               3.2
Air Products & Chemicals, Inc.                                         3.1
Cisco Systems, Inc.                                                    3.0

--------------------------------------------------------------------------------

                              -------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

* The Growth and Income Fund commenced operations on September 1, 1993. Index comparison also began on September 1, 1993.

** The Standard & Poor's-Registered Trademark- 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

+    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Growth and Income Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended, and for the period September 1, 1993 (commencement of operations) to August 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998

                                             /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
GROWTH AND INCOME FUND


                                                        STATEMENT OF NET ASSETS
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 99.4%
BASIC INDUSTRIES - 6.1%
Air Products & Chemicals, Inc.                          112,000     $    3,423
du Pont (E.I.) de Nemours & Co.                          10,000            577
Illinois Tool Works, Inc.                                59,000          2,858
                                                                    ----------

                                                                         6,858
                                                                    ----------

CAPITAL GOODS - 3.6%
General Electric Co.                                     50,000          4,000
                                                                    ----------

                                                                         4,000
                                                                    ----------

CONSUMER BASICS - 22.0%
Abbott Laboratories                                      32,000          1,232
American Home Products Corp.                             40,000          2,005
Bristol-Myers Squibb Co.                                 37,000          3,621
Gillette Co.                                             30,000          1,234
Lilly (Eli) & Co.                                        17,000          1,114
Merck & Co., Inc.                                        25,000          2,898
Panamerican Beverages, Inc.
  Class A                                                65,000          1,036
Pfizer, Inc.                                             25,000          2,325
Philip Morris Cos., Inc.                                115,000          4,780
Procter & Gamble Co.                                     13,000            995
Warner-Lambert Co.                                       50,000          3,262
                                                                    ----------

                                                                        24,502
                                                                    ----------

CONSUMER NON-DURABLES - 8.6%
Dayton Hudson Corp.                                      38,000          1,368
Home Depot, Inc. (The)                                   56,000          2,156
Staples, Inc. (a)                                        82,500          2,238
Wal-Mart Stores, Inc.                                    65,000          3,819
                                                                    ----------

                                                                         9,581
                                                                    ----------

CONSUMER SERVICES - 4.0%
Carnival Corp. Class A                                   83,000          2,397
Disney (Walt) Co.                                        75,000          2,057
                                                                    ----------

                                                                         4,454
                                                                    ----------

ENERGY - 6.8%
Anadarko Petroleum Corp.                                 42,000          1,208
Baker Hughes, Inc.                                       65,300          1,192
Mobil Corp.                                              68,000          4,701
Royal Dutch Petroleum Co.                                12,000            476
                                                                    ----------

                                                                         7,577
                                                                    ----------

FINANCE - 16.8%
American Express Co.                                     25,000          1,950
American International
  Group, Inc.                                            29,250          2,261
Associates First Capital Corp.
  Class A                                                45,221          2,674
First Union Corp.                                        55,000          2,668
Franklin Resources, Inc.                                 58,000          1,871
Northern Trust Corp.                                     43,100          2,403
Norwest Corp.                                           105,000          3,123
Price (T. Rowe) &
  Associates, Inc.                                       60,000          1,822
                                                                    ----------

                                                                        18,772
                                                                    ----------

GENERAL BUSINESS - 7.1%
Automatic Data Processing, Inc.                          45,000          2,869
First Data Corp.                                         15,500            321
MediaOne Group, Inc. (a)                                 46,500          1,907
Time Warner, Inc.                                        35,000          2,812
                                                                    ----------

                                                                         7,909
                                                                    ----------

TECHNOLOGY - 12.1%
Applied Materials, Inc. (a)                              43,000          1,056
Cisco Systems, Inc. (a)                                  40,500          3,316
EMC Corp. (a)                                            38,000          1,717
Intel Corp.                                              15,000          1,068
Linear Technology Corp.                                  19,300            907
Lucent Technologies, Inc.                                18,000          1,276
Microsoft Corp. (a)                                      44,000          4,221
                                                                    ----------

                                                                        13,561
                                                                    ----------


                                                                Annual Report  9

SSgA
GROWTH AND INCOME FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
UTILITIES - 12.3%
Alltel Corp.                                             97,000     $    4,377
AT&T Corp.                                               19,000            952
Century Telephone Enterprises, Inc.                      10,000            454
Duke Energy Corp.                                        73,000          4,553
MCI WorldCom, Inc. (a)                                   50,000          2,044
TECO Energy, Inc.                                        52,500          1,395
                                                                    ----------

                                                                        13,775
                                                                    ----------

TOTAL COMMON STOCKS
(cost $98,991)                                                         110,989
                                                                    ----------

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
SHORT-TERM INVESTMENTS - 0.8%
AIM Short Term Investment
  Prime Portfolio (b)                                $      430     $      430
Federated Investors Prime
  Obligations Fund (b)                                      400            400
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $830)                                                                830
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $99,821)(c) - 100.2%                                  111,819

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                              (193)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  111,626
                                                                    ----------
                                                                    ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.


10  Annual Report

SSgA
GROWTH AND INCOME FUND

                                                                               STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                                                                                              August 31, 1998

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $99,821)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . .      $      111,819
Receivables:
    Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 146
    Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 289
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             112,254

LIABILITIES
Payables:
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          426
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 180
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 628
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      111,626
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          166
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,225
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              11,998
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              83,231
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      111,626
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($111,625,763 divided by 6,167,495 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        18.10
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  11

SSgA
GROWTH AND INCOME FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                                   Amounts
                                                                                                                 in thousands
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $6). . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,504

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          842
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  30
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  30
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  50
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  39
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  75
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  31
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   9
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,131
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (190)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 941
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 563
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,224
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .             (12,525)
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,699
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $        4,262
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.


12  Annual Report

SSgA
GROWTH AND INCOME FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                    For the Fiscal Year Ended August 31, 1998

                                                                                                Amounts in thousands

                                                                                                 1998                1997
                                                                                            ------------        ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $        563        $        553
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,224               7,387
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .             (12,525)             14,677
                                                                                            ------------        ------------
     Net increase (decrease) in net assets resulting from operations . . . . . . . .               4,262              22,617
                                                                                            ------------        ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (530)               (606)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (7,384)             (2,131)
                                                                                            ------------        ------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (7,914)             (2,737)
                                                                                            ------------        ------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
     Fund share transactions (Note 5). . . . . . . . . . . . . . . . . . . . . . . .              43,542              (3,967)
                                                                                            ------------        ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              39,890              15,913

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              71,736              55,823
                                                                                            ------------        ------------
  End of period (including undistributed net investment income of
     $166 and $118, respectively). . . . . . . . . . . . . . . . . . . . . . . . . .        $    111,626        $     71,736
                                                                                            ------------        ------------
                                                                                            ------------        ------------


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  13

SSgA
GROWTH AND INCOME FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                           The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    YEAR ENDED AUGUST 31,
                                                                   ----------------------------------------------------------
                                                                      1998        1997        1996        1995        1994*
                                                                   ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .   $    18.08  $    13.36  $    11.95  $    10.51  $    10.00
                                                                   ----------  ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .          .11         .12         .15         .18         .15
   Net realized and unrealized gain (loss) on investments. . . .         1.83        5.18        1.46        1.44         .47
                                                                   ----------  ----------  ----------  ----------  ----------

      Total Income From Investment Operations. . . . . . . . . .         1.94        5.30        1.61        1.62         .62
                                                                   ----------  ----------  ----------  ----------  ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .         (.11)       (.14)       (.16)       (.18)       (.11)
   Net realized gain on investments. . . . . . . . . . . . . . .        (1.81)       (.44)       (.04)         --          --
                                                                   ----------  ----------  ----------  ----------  ----------

      Total Distributions. . . . . . . . . . . . . . . . . . . .        (1.92)       (.58)       (.20)       (.18)       (.11)
                                                                   ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .   $    18.10  $    18.08  $    13.36  $    11.95  $    10.51
                                                                   ----------  ----------  ----------  ----------  ----------
                                                                   ----------  ----------  ----------  ----------  ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .        10.93       40.95       13.57       15.66        6.23

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period ($000 omitted). . . . . . . . . . .      111,626      71,736      55,823      43,884      26,747

   Ratios to average net assets (%)(b):
      Operating expenses, net (c). . . . . . . . . . . . . . . .          .95         .95         .95         .95         .95
      Operating expenses, gross (c). . . . . . . . . . . . . . .         1.14        1.21        1.40        1.61        1.44
      Net investment income. . . . . . . . . . . . . . . . . . .          .57         .82        1.15        1.72        1.75

   Portfolio turnover (%)(b) . . . . . . . . . . . . . . . . . .        66.44       29.88       38.34       39.32       36.48


* For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended August 31, 1994 are annualized.
(c)  See Note 4 for current period amounts.


14  Annual Report

SSgA
GROWTH AND INCOME FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1998


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Growth and Income Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "Fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accredited for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accredited for both tax and financial reporting purposes.


                                                               Annual Report  15

SSgA
GROWTH AND INCOME FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:

                                                                    NET
                                                                UNREALIZED
    FEDERAL TAX         UNREALIZED          UNREALIZED         APPRECIATION
       COST            APPRECIATION       (DEPRECIATION)      (DEPRECIATION)
  -------------       -------------       -------------       -------------
  $  99,821,000       $  21,624,862       $  (9,626,862)      $  11,998,000

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made at August 31, 1998:


       UNDISTRIBUTED        ACCUMULATED         ADDITIONAL
      NET INVESTMENT       NET REALIZED           PAID-IN
          INCOME            GAIN (Loss)           CAPITAL
      --------------      --------------      --------------
      $       15,053      $         (172)     $      (14,881)

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.


16  Annual Report

SSgA
GROWTH AND INCOME FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases and sales of investment securities, excluding short-term investments aggregated to $100,827,269, and $63,304,560, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .85% of its average daily net assets. For the year ended August 31, 1998, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .95% of average daily net assets on an annual basis. As of August 31, 1998, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10%, for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5%, for the period January 1, 1998 to August 31, 1998, of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.


                                                               Annual Report  17

SSgA
GROWTH AND INCOME FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $24,756, $3,998, $485, $1,705, and $42,446, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $96,102, for the year ended August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.


18  Annual Report

SSgA
GROWTH AND INCOME FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

          Advisory fees                 $  148,624
          Administration fees                3,397
          Custodian fees                     8,157
          Distribution fees                  2,041
          Shareholder servicing fees         8,920
          Transfer agent fees                8,008
          Trustees' fees                       471
                                        ----------
                                        $  179,618
                                        ----------
                                        ----------

     BENEFICIAL INTEREST: As of August 31, 1998, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 26% and 25%, respectively, of the total outstanding shares of the Fund.


5.   FUND SHARE TRANSACTIONS

                                                          (AMOUNTS IN THOUSANDS)
                                                       FOR THE YEARS ENDED AUGUST 31,
                                         ------------------------------------------------------
                                                    1998                          1997
                                         ------------------------      ------------------------
                                          SHARES         DOLLARS        SHARES         DOLLARS
                                         ---------      ---------      ---------      ---------
     Proceeds from shares sold               2,967      $  59,090          2,426      $  36,961
     Proceeds from reinvestment
       of distributions                        429          7,666            193          2,708
     Payments for shares redeemed           (1,196)       (23,214)        (2,832)       (43,636)
                                         ---------      ---------      ---------      ---------

     Total net increase (decrease)           2,200      $  43,542           (213)     $  (3,967)
                                         ---------      ---------      ---------      ---------
                                         ---------      ---------      ---------      ---------


6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.


                                                               Annual Report  19

SSgA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


7.   DIVIDENDS

     On September 1, 1998, the Board of Trustees declared a dividend of $.0257 from net investment income, payable on September 9, 1998 to shareholders of record on September 2, 1998.


20  Annual Report

SSgA
GROWTH AND INCOME FUND

                                                                TAX INFORMATION
                                                    August 31, 1998 (Unaudited)


The Fund paid distributions of $7,293,633 from net long-term capital gains during its taxable year ended August 31, 1998. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $2,131,620 as 20% capital gain dividends for its taxable year ended August 31, 1998.

Please consult a tax advisor for questions about federal or state income tax laws.


                                                               Annual Report  21

SSgA GROWTH AND INCOME FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109


22  Annual Report

                         SSgA-Registered Trademark- Funds


                                 INTERMEDIATE FUND

                                   Annual Report


                                  August 31, 1998


                                 Table of Contents

                                                                 Page

Chairman's Letter  . . . . . . . . . . . . . . . . . . . . .      4

Portfolio Management Discussion and Analysis . . . . . . . .      6

Report of Independent Accountants  . . . . . . . . . . . . .      8

Financial Statements . . . . . . . . . . . . . . . . . . . .      9

Financial Highlights . . . . . . . . . . . . . . . . . . . .     16

Notes to Financial Statements. . . . . . . . . . . . . . . .     17

Tax Information. . . . . . . . . . . . . . . . . . . . . . .     23

Fund Management and Service Providers. . . . . . . . . . . .     24

"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA INTERMEDIATE FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Intermediate Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA INTERMEDIATE FUND

MANAGEMENT OF THE FUNDS






                                Nicholas A. Lopardo
                       Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Mr. John Kirby, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Intermediate Fund since November 1995. Prior to joining State Street Bank in 1995, Mr. Kirby was an account manager with Lowell, Blake & Associates. Prior to that he was a portfolio manager with One Federal Asset Management, and an asset/liability risk specialist at Cambridge Port Savings. He has a BA from Boston College and is a CFA candidate. There are six other portfolio managers working with Mr. Kirby.


                                                                Annual Report  5

SSgA INTERMEDIATE FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:  Maximize total return by investing in fixed income securities.

INVESTS IN: Investment grade debt instruments including: Us Government Treasuries, agencies, corporate bonds, asset-backed securities and mortgage-backed securities.

STRATEGY:   Fund managers make investment decisions to seek to match or exceed the return of the Lehman Brothers Intermediate Government/Corporate Bond Index. The Fund seeks to match the Index's duration at all times while adding value through issue and sector selection.

GROWTH OF A $10,000 INVESTMENT

      DATES        INTERMEDIATE FUND     LEHMAN INTERMEDIATE
   Inception*                $10,000                 $10,000
         1994                 $9,658                  $9,967
         1995                $10,629                 $10,911
         1996                $11,066                 $11,395
         1997                $11,952                 $12,357
         1998                $12,985                 $13,466

                        YEARLY PERIODS ENDED AUGUST 31


SSgA INTERMEDIATE FUND

Period Ended         Growth of      Total
  08/31/98            $10,000       Return
------------         ---------      ------
1 Year               $  10,864      8.64%
5 Years              $  12,985      5.36%+
Inception            $  12,985      5.36%+

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX

Period Ended         Growth of      Total
  08/31/98            $10,000       Return
------------         ---------      ------
1 Year               $  10,898      8.98%
5 Years              $  13,466      6.13%+
Inception            $  13,466      6.13%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

For the year ended August 31, 1998, the SSgA Intermediate Bond Fund returned 8.64% versus 8.98% for its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index. Deviations from the benchmark were principally due to payment of operating expenses by the Fund, whereas Index results do not include expenses of any kind.

The Fund does not pursue active interest exposure. The primary source of risk in the portfolio is from sector over/underweight versus the Index. This risk profile is less volatile than one resulting from active duration management. Over the year, the portfolio's tracking error versus the Index decreased, as the sector exposure was reduced in anticipation of broadening global financial crisis.

The interest rate environment was favorable during the fiscal year ended August 1998. The Federal Reserve was diligent in its commitment to moderate growth and control inflation.


6  Annual Report

SSgA INTERMEDIATE FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

For the majority of fiscal 1998, the yield difference between short and long term Treasury narrowed. The Federal Reserve Bank's decision not to lower the Fed Funds rate anchored short rates, but provided momentum for inflation concerns to be taken out of long interest rates. This trend prevailed until the global financial crisis sparked a flight-to-quality rally into US Treasuries. As the fiscal year ended, US Treasuries yields were approaching new lows.

MARKET AND PORTFOLIO HIGHLIGHTS

The Fund was managed consistently with its objective to maximize total return by investing in fixed income securities, including those represented by the Lehman Brothers Intermediate Government/Corporate Bond Index. At August 31, 1998, the Fund's duration matched the Index at 3.35 years.

As the fiscal year began, the Fund employed a strategy to overweight corporate debt and mortgage backed securities to provide incremental yield to the portfolio. However, as the year progressed, the Fund underwent a strategic shift in its intermediate corporate positions, underweighting both, to reflect a possible slowing global economy. An overweight exposure in short duration corporate securities (five years and under) was maintained throughout the period. Within the corporate allocation, the Fund continued to favor aerospace/defense, cable media, UK regional electric companies, natural gas pipelines/distribution, Canadian provinces, and selected bank, finance, and insurance companies. The mortgage market was pressured from falling Treasury yields and the increased risk premium built into swap spreads, which caused them to widen on an option-adjusted basis. Although mortgage securities are not in the Lehman Brothers Intermediate Government/Corporate Index, the Fund chose to hold these instruments in order to provide yield to the portfolio. The Fund held an overweight for the majority of the year and benefited from an underweight in premium pass-through securities.

The heightened risk in financial markets has widened the risk premium demanded in all credit spread markets and substantively reduced the overall liquidity of global non-government markets. The current weightings reflect a cautious exposure to the global financial economy and markets.

-------------------------------------------------------------------------------

TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)           AUGUST 31, 1998
United States Government Treasuries                36.4%
Federal National Mortgage Association               8.0
Manitoba, Province of                               2.7
International Lease Finance Corp.                   2.6
Premier Auto Trust                                  2.5
Ford Credit Auto Loan Master Trust                  2.5
Ontario, Province of                                2.1
Sun Co., Inc.                                       1.9
Quebec, Province of                                 1.7
Branch Banking & Trust Co.                          1.6

-------------------------------------------------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

* The Intermediate Fund commenced operations on September 1, 1993. Index comparisons also began on September 1, 1993.

** The Lehman Brothers Intermediate Government/ Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years.

+    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Intermediate Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended, and for the period September 1, 1993 (commencement of operations) to August 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts
October 8, 1998


                                        /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
INTERMEDIATE FUND

                                                        STATEMENT OF NET ASSETS
                                                                August 31, 1998

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                         (000)         (000)
                                                      ----------     ----------
LONG-TERM INVESTMENTS - 97.8%
ASSET-BACKED SECURITIES - 6.8%
Chase Manhattan Auto Owner Trust
  Series 1998-A Class A3
     5.700% due 09/17/01                              $     500      $     502
  Series 1998-B Class A3
     5.750% due 09/15/00                                    200            201
CIT RV Trust
     6.400% due 02/15/07                                    247            249
Citibank Credit Card Master Trust I
  Series 1998-6 Class A
     5.850% due 04/10/03                                    830            845
Ford Credit Auto Loan Master Trust
  Series 1996-1 Class A
     5.500% due 02/15/03                                    370            370
Ford Credit Auto Owner Trust
  Series 1996-B Class A4
     6.300% due 01/15/01                                    500            503
  Series 1998-A Class A3
     5.650% due 10/15/01                                    370            370
Premier Auto Trust
  Series 1996-2 Class A4
     6.575% due 10/06/00                                  1,000          1,006
  Series 1997-1 Class A4
     6.350% due 04/06/02                                    250            253
  Series 1997-2 Class A4
     6.250% due 06/06/01                                    200            202
  Series 1998-1 Class A3
     5.630% due 08/06/01                                    500            500
USAA Auto Loan Grantor Trust
  Series 1998-1 Class A
     5.800% due 01/15/05                                    242            243
                                                                    ----------

                                                                         5,244
                                                                    ----------

CORPORATE BONDS AND NOTES - 31.6%
A.H. Belo Corp.
     6.875% due 06/01/02                                    550            564
Anadarko Petroleum Corp.
     8.250% due 11/15/01                                  1,000          1,074
B.F. Goodrich Co.
     6.450% due 04/15/08                                    500            503
Banc One, Milwaukee, N.A.
     6.625% due 04/15/03                                    500            511
Branch Banking & Trust Co.
     6.200% due 09/15/99                                  1,000          1,003
     5.700% due 02/01/01                                    250            249
Burlington Northern Santa Fe Corp.
     6.375% due 12/15/05                                    500            501
CIT Group Holdings, Inc. (MTN)
     6.250% due 10/04/99                                    500            502
     6.400% due 01/28/00                                    500            502
Continental Cablevision Inc.
     9.000% due 09/01/08                                    200            231
Enron Corp.
     9.650% due 05/15/01                                    150            163
     6.500% due 08/01/02                                    750            755
Equitable Companies, Inc.
     9.000% due 12/15/04                                    250            284
Equitable Life Assurance Society
     6.950% due 12/01/05                                    500            522
Finova Capital Corp.
     6.375% due 05/15/05                                    250            252
Fleet Financial Group
     7.250% due 09/01/99                                    500            507
Ford Motor Credit Co.  (MTN)
     6.110% due 12/28/01                                    700            706
Gatx Capital Corp.
     6.500% due 11/01/00                                    500            506
General Motors Acceptance Corp.
     6.625% due 04/24/00(MTN)                               200            203
     5.625% due 02/15/01                                  1,000            997
GTE Corp.
     9.375% due 12/01/00                                    800            858
Integra Bank (MTN)
     6.550% due 06/15/00                                    500            508


                                                                Annual Report  9

SSgA
INTERMEDIATE FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                         (000)         (000)
                                                      ----------     ----------
International Lease Finance Corp.
     6.125% due 11/01/99                              $   1,000      $   1,004
     6.375% due 01/18/00                                    500            504
     6.625% due 08/15/00                                    500            509
Kemper Corp.
     6.875% due 09/15/03                                    500            515
KN Energy, Inc.
     6.650% due 03/01/05                                    250            248
Lehman Brothers Holdings, Inc. (MTN)
     6.150% due 03/15/00                                    850            858
     6.000% due 02/26/01                                    300            304
Lockheed Martin Corp.
     6.850% due 05/15/01                                    800            815
Mellon Bank NA
     7.000% due 03/15/06                                    600            620
Merrill Lynch & Co., Inc. (MTN)
     6.050% due 03/06/01                                  1,000          1,011
Nationsbank Corp.
     7.625% due 04/15/05                                    900            960
News America Holdings, Inc.
     7.450% due 06/01/00                                    200            205
Norwest Financial, Inc.
  Series B (MTN)
     6.375% due 10/01/99                                    500            504
     6.050% due 11/19/99                                    500            503
Raytheon Co.
     6.450% due 08/15/02                                    500            507
Sola International, Inc.
     6.875% due 03/15/08                                    100             99
Sun Co., Inc.
     7.950% due 12/15/01                                  1,365          1,453
Tele-Communications, Inc.
     8.250% due 01/15/03                                    500            538
Time Warner, Inc.
     8.110% due 08/15/06                                    275            296
Travelers Group, Inc.
     7.250% due 05/01/01                                    250            258
USA Waste Services, Inc.
     6.500% due 12/15/02                                    500            500
Worldcom, Inc.
     6.400% due 08/15/05                                    100            100
                                                                    ----------

                                                                        24,212
                                                                    ----------

EURODOLLAR BONDS - 4.5%
American Express Master Trust
     5.375% due 07/15/01                                    500            497
Hyder PLC
     6.750% due 12/15/04                                  1,000          1,027
Ontario, Province of
     7.375% due 01/27/03                                    500            531
     7.625% due 06/22/04                                  1,000          1,090
Yorkshire Power Finance, Ltd.
     6.154% due 02/25/03                                    300            303
                                                                    ----------

                                                                         3,448
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 3.9%
Federal Home Loan Mortgage Corp.
     5.950% due 01/19/06                                    500            513
Federal Home Loan Mortgage Corp.
  Participation Certificate Group
     4.500% due 04/01/01                                    341            330
Federal National Mortgage
  Association Pool
     6.000% due 2009                                        488            490
Federal National Mortgage Association (c)
     5.500%  15 Year TBA                                    270            265
     7.000%  30 Year TBA                                    650            662
Government National
  Mortgage Association Pools (d)
     7.000% due 2022                                        368            374
     6.880% due 2023                                        353            360
                                                                    ----------

                                                                         2,994
                                                                    ----------


10  Annual Report

SSgA
INTERMEDIATE FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                         (000)         (000)
                                                      ----------     ----------
UNITED STATES GOVERNMENT
AGENCIES - 8.1%
Federal Home Loan Bank
     7.310% due 06/16/04                              $     500      $     543
     6.995% due 04/02/07                                    300            329
Federal National Mortgage Association
     5.450% due 10/14/05                                    500            502
Federal National Mortgage
  Association (MTN)
     6.790% due 06/02/04                                    500            530
     6.480% due 06/28/04                                    650            680
     6.210% due 11/07/07                                    250            261
     6.550% due 11/21/07                                  1,000          1,029
     6.170% due 01/15/08                                    320            323
     6.270% due 02/05/08                                    220            224
     6.270% due 02/13/08                                    500            508
     6.480% due 04/02/08                                    750            764
State of Israel United States Government
  Guaranteed Notes
  Series 7-B
     5.700% due 02/15/03                                    500            504
                                                                    ----------

                                                                         6,197
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 36.8%
United States Treasury Bonds
    12.000% due 08/15/13                                    450            682
United States Treasury Notes
     5.625% due 12/31/99                                    250            252
     5.500% due 05/31/00                                  2,540          2,562
     5.375% due 07/31/00                                    350            353
     5.625% due 11/30/00                                  1,000          1,014
     5.375% due 02/15/01                                  1,435          1,448
     6.500% due 05/31/01                                    350            363
     6.625% due 07/31/01                                    500            521
     6.500% due 08/31/01                                    950            988
     6.250% due 10/31/01                                    770            797
     6.125% due 12/31/01                                  1,420          1,467
     6.250% due 01/31/02                                  2,000          2,074
     6.500% due 05/31/02                                  1,500          1,574
     6.250% due 06/30/02                                    470            489
     5.500% due 05/31/03                                  3,500          3,574
     5.375% due 06/30/03                                    750            764
     7.250% due 05/15/04                                  1,100          1,219
     7.500% due 02/15/05                                  1,300          1,472
     6.500% due 05/15/05                                    915            990
     6.500% due 08/15/05                                    500            543
     7.000% due 07/15/06                                  1,750          1,961
     6.625% due 05/15/07                                  1,000          1,104
     6.125% due 08/15/07                                  1,500          1,606
     5.625% due 05/15/08                                    425            444
                                                                    ----------

                                                                        28,261
                                                                    ----------

YANKEE BONDS - 6.1%
Ireland, Republic of
     7.125% due 07/15/02                                    300            315
Manitoba, Province of
     8.000% due 04/15/02                                    500            536
     6.875% due 09/15/02                                  1,000          1,039
Manitoba, Province of
  Series CK
     9.000% due 12/15/00                                    500            535
National Bank of Hungary
     7.950% due 11/01/03                                    380            401
Quebec, Province of
     9.125% due 03/01/00                                  1,275          1,330
Tyco International Group S.A.
     6.125% due 06/15/01                                    500            500
                                                                    ----------

                                                                         4,656
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $73,953)                                                          75,012
                                                                    ----------


                                                               Annual Report  11

SSgA
INTERMEDIATE FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                         (000)         (000)
                                                      ----------    ----------
SHORT-TERM INVESTMENTS - 3.4%
Dreyfus Cash Management Plus, Inc.
Money Market Fund (a)                                 $   2,591     $    2,591
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,591)                                                            2,591
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $76,544)(b) - 101.2%                                   77,603

OTHER ASSETS AND LIABILITIES,
NET - (1.2%)                                                              (912)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   76,691
                                                                    ----------
                                                                    ----------

(a)  At cost, which approximates market.
(b)  See Note 2 for federal income tax information.
(c)  Forward commitment. See Note 2.
(d)  Adjustable or floating rate securities.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company
TBA - To Be Announced Security

The accompanying notes are an integral part of the financial statements.


12  Annual Report

SSgA
INTERMEDIATE FUND


                                            STATEMENT OF ASSETS AND LIABILITIES
                                                                August 31, 1998


                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $76,544)(Note 2)  . . . . . . . . . . . . . . . . . . . . . . . .      $       77,603
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,074
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 661
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 452
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              79,790

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . . . .      $        1,119
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .               1,584
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 316
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                  59
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  21
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,099
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       76,691
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          992
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 656
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .               1,059
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
Additional paid--in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              73,976
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       76,691
                                                                                                              --------------
                                                                                                              --------------


NET ASSET VALUE, offering and redemption price per share:
  ($76,690,703 divided by 7,639,104 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.04
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  13

SSgA
INTERMEDIATE FUND

                                                                                                         STATEMENT OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1998


                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,911
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 112
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,023

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          527
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  46
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  34
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  36
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   9
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 744
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (349)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 395
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,628
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 835
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                 941
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,776
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $        5,404
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


14  Annual Report

SSgA
INTERMEDIATE FUND


                                                                                          STATEMENT OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Year Ended August 31,

                                                                                                    Amounts in thousands

                                                                                                1998                 1997
                                                                                            ------------        ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $      3,628        $      2,695
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 835                  95
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                 941                 790
                                                                                            ------------        ------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .               5,404               3,580
                                                                                            ------------        ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (3,382)             (2,564)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                 (10)                 --
                                                                                            ------------        ------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (3,392)             (2,564)
                                                                                            ------------        ------------


FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
     Fund share transactions (Note 5). . . . . . . . . . . . . . . . . . . . . . . .              20,845              11,300
                                                                                            ------------        ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              22,857              12,316

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              53,834              41,518
                                                                                            ------------        ------------
  End of period (including undistributed net investment income
     of $992 and $733, respectively) . . . . . . . . . . . . . . . . . . . . . . . .        $     76,691        $     53,834
                                                                                            ------------        ------------
                                                                                            ------------        ------------


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  15

SSgA
INTERMEDIATE FUND


                                                                                                              FINANCIAL HIGHLIGHTS
                                                The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     YEAR ENDED AUGUST 31,
                                                                     ------------------------------------------------------------
                                                                      1998         1997         1996        1995          1994*
                                                                     ---------   ---------   ---------    ---------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .     $    9.76   $    9.57    $    9.72   $    9.37    $    10.00
                                                                     ---------   ---------    ---------   ---------    ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .            53         .54          .53         .56           .42
  Net realized and unrealized gain (loss) on investments . . . .            28         .20         (.14)        .34          (.76)
                                                                     ---------   ---------    ---------   ---------    ----------

     Total Income From Investment Operations . . . . . . . . . .            81         .74          .39         .90          (.34)
                                                                     ---------   ---------    ---------   ---------    ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .          (.53)       (.55)        (.54)       (.55)         (.29)
                                                                     ---------   ---------    ---------   ---------    ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .     $   10.04   $    9.76    $    9.57   $    9.72    $     9.37
                                                                     ---------   ---------    ---------   ---------    ----------
                                                                     ---------   ---------    ---------   ---------    ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . .            8.64        8.00         4.12       10.05         (3.42)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . .          76,691      53,834       41,518      33,893        19,963

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . . . .            60         .60          .60         .60           .60
     Operating expenses, gross (c) . . . . . . . . . . . . . .            1.13        1.30         1.38        1.67          1.51
     Net investment income . . . . . . . . . . . . . . . . . .            5.51        5.78         5.57        6.29          5.11

  Portfolio turnover (%)(b). . . . . . . . . . . . . . . . . .          251.17      242.76       221.73       26.31         15.70


* For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended August 31, 1994 are annualized.
(c)  See Note 4 for current period amounts.


16  Annual Report

SSgA
INTERMEDIATE FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1998


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Intermediate Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


                                                               Annual Report  17

SSgA
INTERMEDIATE FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:


                                                                     NET
                                                                  UNREALIZED
            FEDERAL TAX       UNREALIZED       UNREALIZED        APPRECIATION
               COST          APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
          --------------     ------------    --------------     --------------
          $   76,559,543     $  1,074,213    $     (30,756)     $   1,043,457

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made at August 31, 1998:



          UNDISTRIBUTED       ACCUMULATED      ADDITIONAL
          NET INVESTMENT      NET REALIZED      PAID-IN
               INCOME         GAIN (LOSS)       CAPITAL
          --------------      ------------   -------------
          $       13,525      $      1,356   $     (14,881)

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.


18  Annual Report

SSgA
INTERMEDIATE FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     FORWARD COMMITMENTS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date upon which the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement, if it is appropriate to do so, and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $39,055,074, and $42,979,026, respectively.

     For the year ended August 31, 1998 purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $141,465,970, and $117,326,539, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .80% of its average daily net assets. For the year ended August 31, 1998, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .60% of average daily net assets on an annual basis. As of August 31, 1998, the receivable due from the

                                                               Annual Report  19

SSgA
INTERMEDIATE FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% for the period September 1, 1997 to December 31, 1997, and up to a maximum of 5% for the period January 1, 1998 to August 31, 1998 of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held

20  Annual Report

SSgA
INTERMEDIATE FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     by or for customers of these Agents. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $13,342, $475, $1,869, $1,485, and $19,183, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:


          Advisory fees                      $   32,954
          Administration fees                     2,052
          Custodian fees                         11,407
          Distribution fees                       1,819
          Shareholder servicing fees              4,038
          Transfer agent fees                     6,702
          Trustees' fees                            271
                                             ----------
                                             $   59,243
                                             ----------
                                             ----------

     BENEFICIAL INTEREST: As of August 31, 1998, two shareholders (one was also an affiliate of the Investment Company) were record owners of approximately 15% and 10%, respectively, of the total outstanding shares of the Fund.


                                                               Annual Report  21

SSgA
INTERMEDIATE FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

5.   FUND SHARE TRANSACTIONS

                                                                (AMOUNTS IN THOUSANDS)
                                                            FOR THE YEARS ENDED AUGUST 31,
                                                ------------------------------------------------------
                                                           1998                      1997
                                                -------------------------   --------------------------
                                                   SHARES       DOLLARS       SHARES         DOLLARS
                                                -------------  ----------   ----------    ------------

     Proceeds from shares sold                         3,663   $  35,837        3,454     $    33,329
     Proceeds from reinvestment
     of distributions                                    305       2,980          242           2,313
     Payments for shares redeemed                     (1,842)    (17,972)      (2,519)        (24,342)
                                                ------------   ---------   ----------     -----------

     Total net increase (decrease)                     2,126   $  20,845        1,177     $    11,300
                                                ------------   ---------   ----------     -----------
                                                ------------   ---------   ----------     -----------


6.   DIVIDENDS

     On September 1, 1998, the Board of Trustees declared a dividend of $.1379 from net investment income, payable on September 9, 1998 to shareholders of record on September 2, 1998.


22  Annual Report

SSgA
INTERMEDIATE FUND

                                                                 TAX INFORMATION
                                                     August 31, 1998 (Unaudited)


The Fund paid distributions of $9,876 from net long-term capital gains during its taxable year ended August 31, 1998. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $9,876 as 20% capital gain dividends for its taxable year ended August 31, 1998.

Please consult a tax advisor for questions about federal or state income tax laws.


                                                               Annual Report  23

SSgA INTERMEDIATE FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

-------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Mark E. Swanson, Assistant Secretary
    and Principal Accounting Officer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts  02109


24  Annual Report

                           SSgA-Registered Trademark- FUNDS

                                 EMERGING MARKETS FUND

                                    Annual Report

                                   August 31, 1998


                                  Table of Contents
                                                                      Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . .  4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . .  6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . .  8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .  9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . 26

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 27

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . 35

Fund Management and Service Providers. . . . . . . . . . . . . . . . . 36

"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE
VOLATILE. INVESTMENTS IN EMERGING OR DEVELOPING MARKETS INVOLVE EXPOSURE TO ECONOMIC STRUCTURES THAT ARE GENERALLY LESS DIVERSE AND MATURE, AND TO
POLITICAL SYSTEMS WHICH CAN BE EXPECTED TO HAVE LESS STABILITY THAN THOSE OF MORE DEVELOPED COUNTRIES. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTERS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA EMERGING MARKETS FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS

DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Emerging Markets Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSGA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA EMERGING MARKETS FUND

MANAGEMENT OF THE FUNDS









                                 Nicholas A. Lopardo
                            Chairman and Chief Executive


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Mr. Josh Feuerman, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Emerging Markets Fund since November 1997. Mr. Feuerman joined State Street in 1987, and is a portfolio manager in SSgA's Global Active Equities Group responsible for emerging markets portfolios. He also assists in marketing SSgA's equity products to existing and prospective clients, as well as to the consultant community. There are seven other portfolio managers working with Mr. Feuerman.


                                                                Annual Report  5

SSgA  EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

OBJECTIVE:  Maximize total return primarily through capital appreciation.

INVESTS IN: Equity securities of foreign issuers domiciled, or doing a substantial portion of their business, in countries having a developing economy or securities market.

STRATEGY:   The Fund invests in emerging market countries with prospects for sustained macro and micro economic growth. Through the use of proprietary evaluation models, the Fund invests primarily in the International Finance Corporation Investable ("IFCI") Index countries. As the IFCI Index introduces new emerging market countries, the Fund will expand to gain exposure to new emerging countries.

GROWTH OF A $10,000 INVESTMENT

                                       [GRAPH]

   DATES        EMERGING MARKETS FUND    IFC INVESTABLE COMPOSITE
Inception*                    $10,000                  $10,000
      1994                    $11,450                  $10,529
      1995                    $10,387                   $8,357
      1996                    $11,201                   $8,881
      1997                    $12,895                   $9,190
      1998                     $7,045                   $4,830

SSgA
  EMERGING MARKETS FUND

Period Ended        Growth of           Total
  08/31/98           $10,000            Return
------------      ------------       ------------
1 Year            $      5,464       (45.36)%
Inception         $      7,045        (7.49)%+

INTERNATIONAL FINANCE CORPORATION
  INVESTABLE COMPOSITE INDEX

Period Ended        Growth of           Total
  08/31/98           $10,000            Return
------------      ------------       ------------
1 Year            $      5,255       (47.45)%
Inception         $      4,830       (14.93)%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.


PERFORMANCE REVIEW

For the fiscal year ended August 31, 1998, the SSgA Emerging Markets Fund posted a loss of 45.4%. This compared favorably relative to the Fund's benchmark, the International Finance Corporation Investable (IFCI) Index, which was off 47.5% for same period.

MARKET AND PORTFOLIO HIGHLIGHTS

While the Fund outperformed its benchmark, it suffered as a participant in the emerging markets meltdown. The crisis, which began in July 1997 with Thailand's currency devaluation, quickly spread through the Asian region and continued to plague foreign economies for the next twelve months. As of August 1998, the crisis still has not abated, as Russia is now in the midst of its own financial problems.

Asia was the hardest hit region over the past twelve months, as these markets lost over 60%. The Fund benefited from


6  Annual Report

SSgA EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

being underweight to the region and overweight to India, which outperformed its Asian peers by almost 27%. While the Asian currency situation is currently stabilized, the financial trauma continues, as these countries work to rebuild their banking sectors which were decimated as a result of the crisis. The impact from these currency devaluations will weigh heavily on these economies for years to come.

Latin America was hit twice during the year. In addition to being caught in the Asian crossfire, oil prices hit historic lows. Consequently, as oil prices dropped, governments in Argentina, Mexico, and Venezuela scrambled to cover fiscal shortfalls. These revenue shortfalls led to government cut-backs on infrastructure projects, which would have boosted economic growth. Additionally, many of the currencies came under attack as speculators were looking for the next domino to fall after Asia. To defend their currencies, Latin American central banks raised interest rates. While this supported their currencies, it curtailed economic growth, as real interest rates reached unsustainable levels. The Fund was, and continues to be, underweight to Latin America as there does not appear to be either a short-term upside in oil prices, or an end to the high interest rate environment.

The best region on a relative basis was the Europe/Mideast/Africa (EMEA) region, which was down 33%. The Fund was overweight to this region primarily through its exposure to Israel, which was 36% ahead of the IFCI Index, and Portugal, the star emerging market country, posting a 50% gain over the period. The year ended with Russia defaulting on its debt and eliminating the convertibility of its currency. Russia, which had been a top emerging market performer last year, was the worst market this year as it fell almost 86%. The Fund was neutral to Russia and further reduced allocation to an underweight position as the crisis unfolded.

--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                         AUGUST 31, 1998
Telecomunicacoes Brasileiras NPV                                 3.2%
Bank Hapoalim, Ltd.                                              1.7
Banco Comercial Portuguese SA (Regd)                             1.4
Telefonos de Mexico SA Series L - ADR                            1.1
Koor Industries                                                  0.9
YPF SA Class D                                                   0.9
Teva Pharmaceutical Industries, Ltd. - ADR                       0.8
Bank Handlowy W. Warszawie                                       0.8
Liberty Life Association of Africa                               0.8
Electricidade de Portugal SA                                     0.7

--------------------------------------------------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

* The Fund commenced operations on March 1, 1994. Index comparison also began on March 1, 1994.

** The IFC Investable Composite Index is a market capitalization-weighted index of the performance of equity securities listed on the stock exchanges of emerging market countries.

+    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Emerging Markets Fund (the "Fund") at August 31, 1998, the results of its operations for the fiscal year then ended and the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended, and for the period March 1, 1994 (commencement of operations) to August 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998

                                     /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
EMERGING MARKETS FUND

                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1998


                                                    NUMBER             MARKET
                                                      OF               VALUE
                                                    SHARES             (000)
                                                  ----------         ----------
COMMON STOCKS - 74.3%
ARGENTINA - 2.5%
Acindar Industria Argentina
  de Aceros SA Class B (a)                           220,257          $     198
Alpargatas (a)                                       728,007                 73
Banco de Galicia                                     175,357                517
Celulosa Argentina (a)                               232,719                 46
Dalmine Siderca SA                                   313,796                309
Ledesma                                              359,967                220
Naviera Perez Companc
  Class B                                            233,690                926
Siderar SA Series A                                   11,700                 22
Telecom Argentina Class B                            114,329                515
Telefonica de Argentina Class B                      200,250                451
YPF SA Class D                                        81,002              1,815
                                                                     ----------

                                                                          5,092
                                                                     ----------

BRAZIL - 4.2%
Centrais Geradoras do Sul
  do Brasil SA NPV (a)                            66,847,000                 68
Companhia Cervejaria Brahma                          910,200                425
Companhia Siderurgica
  de Tubarao NPV                                  13,300,000                197
Eletrobras (centrais) NPV                         66,847,000                954
Sider Nacional cia NPV                             7,355,700                116
Telecomunicacoes
  Brasileiras NPV                                136,572,192              6,846
                                                                     ----------

                                                                          8,606
                                                                     ----------

CHILE - 3.1%
Banco de A. Edwards
  Series A - ADR                                      12,200                128
Banco Santander Chile
  Series A - ADR                                      34,800                327
Chile Fund, Inc.                                     130,700              1,250
Chilquinta SA - ADR                                    4,550                 37
Compania de Telecomunicaciones
  de Chile SA - ADR                                   88,300              1,352
Embotelladora Andina SA
  Series A- ADR                                       51,000                628
Enersis SA - ADR                                      56,100              1,017
Five Arrows Chile Investment
  Trust (PTG)(a)                                     550,000                825
Gener SA - ADR                                        31,300                413
Laboratorio Chile SA - ADR                             4,450                 49
Madeco SA - ADR                                       22,700                109
Santa Isabel SA - ADR                                  2,725                 23
Sociedad Quimica Y Minera
  de Chile Class B SA - ADR                            4,800                103
Vina Concha Y Toro SA - ADR                            4,800                 97
                                                                     ----------

                                                                          6,358
                                                                     ----------

CHINA - 0.7%
Beijing Yanhua
  Petrochemical Co., Ltd. Class H                  1,330,000                 71
Beiren Printing Class H                               60,000                  3
China International Marine
  Containers, Ltd. Series B                          110,000                 45
China Shipping Development
  Co., Ltd. Class H (a)                            1,509,000                105
China Telecom
  (Hong Kong), Ltd. - ADR (a)                          5,700                131
Dong Fang Electric
  Machinery, Ltd. Class H                             64,000                  2
Eastern Communications Co., Ltd.
  Class B (a)                                        240,000                 88
Guangshen Railway Company, Ltd.                       34,000                142
Guangzhou Shipyard Class H                           122,000                  6
Harbin Power Equipment Class H                       316,000                 13
Huaneng Power International, Inc.
  Series N - ADR (a)                                  23,900                155
Jilin Chemical Industrial
  Company, Ltd. Class H                              166,000                  6


                                                                Annual Report  9

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998


                                                    NUMBER             MARKET
                                                      OF               VALUE
                                                    SHARES             (000)
                                                  ----------         ----------

Luoyang Glasswork Class H (a)                        268,000         $        7
Maanshan Iron & Steel Class H (a)                  2,662,000                 74
Qingling Motors Co. Class H                          837,000                101
Shandong Huaneng Power Co., Ltd.
  Series N - ADR                                      16,500                 60
Shanghai Dazhong Taxi Class B (a)                    264,000                100
Shanghai Lujiazui Finance and Trade
  Zone Development Co., Ltd.
  Class B - ADR (a)                                  645,000                200
Shanghai
  Petrochemical Co., Ltd. - ADR                       15,000                 81
Tan Chong International, Ltd. (a)                  3,213,000                 53
Tsingtao Brewery Class H (a)                         151,000                 14
Wuxi Little Swan Co., Ltd.
  Series B                                           101,160                 42
Yizheng Chemical Fibre
  Class H (a)                                      1,308,000                 62
Zhenhai Refining
  & Chemical Co., Ltd. Series H                      110,000                  9
                                                                     ----------

                                                                          1,570
                                                                     ----------

COLOMBIA - 3.4%
Banco de Bogota NPV                                  206,274                612
Banco Ganadero SA Class B - ADR                       38,100                724
Banco Industrial Colombiano                          606,126                714
Bancolombia SA - ADR                                  21,000                152
Bavaria                                              382,470              1,472
Cadenalco SA NPV                                     325,699                201
Cementos Argos                                       384,231                932
Cementos Diamante SA - GDR                            49,300                353
Cia Nacional de Chocolates                           199,007                593
Coltabaco SA                                         249,614                295
Promigas SA                                           64,354                286
Suramericana de Inversiones SA                       108,100                163
Valores Bavaria SA                                   482,100                546
                                                                     ----------

                                                                          7,043
                                                                     ----------

CZECH REPUBLIC - 0.3%
CEZ (a)                                                7,224        $       127
CKD Praha Holding (a)                                  2,379                 40
Skoda Koncern Plzen AG (a)                             6,942                 54
SPT Telecom AS (a)                                    29,980                333
Unipetrol AS                                          33,408                 64
                                                                     ----------

                                                                            618
                                                                     ----------

EGYPT - 2.4%
Al Watany Bank of Egypt                               13,000                142
Ameriyah Cement Co.                                   16,400                254
Commercial International Bank                         31,070                248
Eastern Tobacco Co.                                    9,800                218
EFG Hermes Securities
  Brokerage SAE - GDR (a)                              7,300                 85
Egypt American Bank                                   10,500                161
Egypt International Pharmaceutical
  Industries Co.                                       4,700                234
Heliopolis Housing                                     5,100                424
Helwan Portland Cement                                12,200                181
Madinet NASR for Housing
  & Development                                        6,270                260
MISR International Bank
SAE - GDR                                             50,400                461
MISR International Bank
  SAE - GDR (144A)(a)                                125,500              1,180
National Societe Generale Bank                        19,625                332
Paints & Chemicals
  Industry Co. SAE                                     9,900                213
Suez Cement Co. - GDR (144A)                          22,700                308
Suez Cement Co. (Regd) - GDR                          22,700                305
                                                                     ----------

                                                                          5,006
                                                                     ----------

GREECE - 5.0%
A.G. Petzetakis SA (a)                                 2,228                 11
Aegek SA                                              61,420                266


10  Annual Report

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998


                                                    NUMBER             MARKET
                                                      OF               VALUE
                                                    SHARES             (000)
                                                  ----------         ----------

Alpha Leasing SA (Regd)                               19,946         $      290
Aluminum Co. of Greece Industrial
  and Commercial (Regd)                                3,420                178
Commercial Bank of Greece (Regd)                      12,660                911
Credit Bank (Regd)                                    16,200              1,197
Ergo Bank (Regd)                                      13,240              1,059
ETBA Leasing SA (Regd)(a)                             45,180                409
Hellenic Bottling                                     25,120                555
Hellenic Petroleum SA (a)                             43,742                388
Hellenic Telecommunication
  Organization SA                                     44,492              1,031
Heracles General Cement Co.                           19,300                497
Intracom SA (a)                                       18,960                641
Ionian Bank SA (Regd)(a)                               3,060                117
Loulis Flour Mills SA (Regd)                          45,567                235
Naoussa Spinning Mills                                39,800                299
National Bank of Greece (Regd)                         5,058                679
National Mortgage Bank                                 4,407                294
Nikas SA                                              49,280                592
Petzetakis SA (a)                                     22,281                114
Shelman SA                                            23,550                162
Shelman SA - Bonus Issue (a)                           2,580                 18
Strintzis Shipping                                    59,560                289
Titan Cement Co.                                       3,160                195
                                                                     ----------

                                                                         10,427
                                                                     ----------

HUNGARY - 1.2%
Danubius Hotel (Regd)(a)                               9,935                168
Egis Gyogyszergyar                                     4,708                104
Fotex Rt. (Regd)                                     240,294                110
Magyar Olaj Es Gas                                    16,599                326
Magyar Tavkozlesi Rt. (Regd)                         287,984              1,190
Mol Magyar Olay-Es
  Gazipari - GDS (a)                                  10,300                199
Pick Szeged Rt.                                        4,268                147
Richter Gedeon, Ltd. - GDR                             6,300                213
Tisza Vegyi Kombinat Rt.                               6,901                 86
                                                                     ----------

                                                                          2,543
                                                                     ----------

INDIA - 2.4%
Andhra Valley Power
  Supply Co., Ltd.                                    74,200          $     133
Arvind Mills, Ltd.                                    34,300                 26
Bajaj Auto, Ltd.                                      18,800                283
Bharat Heavy Electricals, Ltd.                        34,200                185
Bharat Petroleum Corp., Ltd.                          18,400                110
Bombay Fund NPV (a)                                  147,223                856
CESC, Ltd.                                           123,300                 81
Crompton Greaves, Ltd.                                51,500                 31
Dr. Reddy's Laboratories, Ltd.                         5,500                 54
Finolex Cables, Ltd.                                  28,700                 70
Gujarat State Fertilisers
  & Chemicals, Ltd.                                   72,200                107
Hindustan Lever, Ltd.                                 25,600                974
Industrial Development
  Bank of India, Ltd.                                124,100                160
ITC, Ltd.                                             27,400                406
Madras Refineries, Ltd.                              105,300                107
Mahanagar Telephone Nigam, Ltd.                       25,100                119
Mahindra & Mahindra, Ltd.                             12,500                 46
Reliance Industries, Ltd.                             96,200                244
Reliance Industries Ltd. - GDS (a)                    50,000                225
State Bank of India                                   28,100                121
Tata Engineering
  & Locomotive Co., Ltd.                              72,850                221
Tata Iron and Steel Co., Ltd.                         64,700                140
Videsh Sanchar Nigam, Ltd. (a)                        16,900                330
                                                                     ----------

                                                                          5,029
                                                                     ----------

ISRAEL - 9.6%
Africa - Israel Investments, Ltd. (a)                  1,251                609
Agis Industries Ltd. (a)                             121,812                759
Bank Hapoalim, Ltd. (a)                            1,473,492              3,534
Bank Leumi Le-Israel                                 855,718              1,366
Bezeq Israeli
  Telecommunication Corp., Ltd.                      449,193              1,346
Clal Industries, Ltd.                                121,344                632
Clal Israel, Ltd. (a)                                 23,070                555



                                                               Annual Report  11

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998


                                                    NUMBER             MARKET
                                                      OF               VALUE
                                                    SHARES             (000)
                                                  ----------         ----------

Dead Sea Works, Ltd.                                 126,103         $      284
Delek Israel Fuel Corp., Ltd.                         22,118                652
Discount Investment Corp. (Regd)                      12,902                358
Dor Energy 1988, Ltd. - ADR (a)                       33,820                173
ECI Telecom, Ltd.                                     29,100                800
Elco Holdings Ltd.                                   134,240                826
Electric Wire & Cable                                 14,000                 41
Electrochemical
  Industries 1952, Ltd. (a)                           39,713                 34
IDB Development Corp., Ltd.                            5,780                134
Industrial Buildings Corp.                           225,544                331
Israel Chemicals, Ltd.                               271,375                303
Koor Industries                                       19,959              1,911
Leumi Insurance Holdings (a)                         385,830                209
Makhteshim-Agan Industries, Ltd. (a)                 310,584                765
Osem Investment, Ltd.                                 93,925                436
Supersol, Ltd.                                       367,126              1,007
Tadiran, Ltd.                                         13,958                463
Tadiran, Ltd. - ADR                                   15,200                487
Teva Pharmaceutical
  Industries, Ltd. - ADR                              49,800              1,783
                                                                     ----------

                                                                         19,798
                                                                     ----------

MALAYSIA - 1.7% (f)
Affin Holdings Berhad                                251,000                 46
Amalgamated Steel Mills (a)                          546,000                 33
AMMB Holdings Berhad                                 305,000                106
Arab Malaysian Corp. Berhad                           95,000                 10
Arab-Malaysian Development Berhad                    333,000                 22
Bandar Raya Developments                             989,000                116
Cahya Mata Sarawak Berhad                            460,000                143
Cement Industries                                    146,000                 45
Cold Storage                                          24,000                  6
Diversified Resources Berhad                         545,000                 95
Faber Group Berhad (a)                               445,600                 24
Golden Hope Plantation                                25,000                 14
Highlands & Lowlands                                 250,000                114
IGB Corp. Berhad                                     450,000                 65
Kuala Lumpur Kepong                                  141,000                140
Kumpulan Guthrie                                     297,000                120
LARUT Consolidated Berhad                            251,000                 44
Lion Land Berhad                                   1,308,000                 88
Malayan Banking Berhad                               286,000                202
Malayan Banking Berhad (a)                           286,000                188
Malaysia Mining Corp.                                544,000                 78
Malaysian Airline System                             175,000                 64
Malaysian Helicopter Services                        170,000                 11
Malaysian Residential Corp.                          240,000                 31
MBF Capital Berhad                                   328,000                 29
Metroplex Berhad                                     382,000                 31
Perlis Plantations                                   164,250                137
Perusahaan Otomobl Nasional
  Berhad                                             160,000                 77
Petronas Gas Berhad                                  155,000                185
Public Bank Berhad                                   105,600                 22
Public Bank Berhad (Alien Market)                     92,799                 19
Rashid Hussain Berhad                                 93,000                 32
Renong Berhad (a)                                    806,000                 65
RHB Captial Berhad                                   186,000                 40
Rothmans of Pall Mall (Malaysia)
  Berhad                                              38,000                173
Sime Darby Berhad                                     79,800                 32
Tan Chong Motor Holdings                           1,071,000                137
Technical Resource Industries
  Berhad                                             170,000                 24
Telekom Malaysia                                     105,500                136
Tenaga Nasional Berhad                                34,000                 18
UMW Holdings Berhad                                  378,000                 91
Westmont Industries Berhad (a)                     1,219,000                259
YTL Corp. Berhad                                     161,000                 96
                                                                     ----------

                                                                          3,408
                                                                     ----------


12  Annual Report

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998



                                                    NUMBER             MARKET
                                                      OF               VALUE
                                                    SHARES             (000)
                                                  ----------         ----------

MEXICO - 7.2%
Alfa SA de CV Class A NPV                            211,662         $      478
Altos Hornos de Mexico
  SA - NPV (a)                                       499,000                491
Carso Global Telecom
Series A1 NPV                                        307,000                591
Cemex SA de CV Class B NPV                           287,737                707
Cemex SA de CV NPV                                     4,072                  8
Cifra SA de CV Series V NPV (a)                      838,661                909
Controladora Comercial
  Mexicana SA de CV                                  842,000                466
Cydsa SA Series A NPV                                356,000                368
Desc SA de CV NPV                                     88,931                375
Desc Sociedad de Fomento Industrial
  SA de CV Series B NPV                               30,000                107
Empresa Nacional de Electric - ADR                   103,450                938
Empresas ICA Sociedad
  Controladora SA de CV (a)                          362,000                327
Fomento Economico Mexicano
  SA de CV Series B - ADR                             19,400                332
Grupo Carso Series A NPV                              90,000                221
Grupo Casa Autrey SA de CV NPV                       360,000                201
Grupo Cementos Chihuahua
  Series B NPV                                       633,000                267
Grupo Continental SA                                 273,500                617
Grupo Financiero Banamex
  Accival Series B NPV (a)                           368,000                310
Grupo Financiero Bancomer
  Series B NPV                                     1,662,000                204
Grupo Gigante SA Series B NPV (a)                  2,359,000                563
Grupo Herdez SA Class B NPV                        1,408,000                325
Grupo Mexico SA Series B NPV                         239,108                429
Grupo Posadas SA Series A NPV (a)                    680,000                355
Grupo Simec SA de CV
  Series B NPV (a)                                   620,000                 68
Grupo Tribasa SA de CV - ADR (a)                      65,000                158
Kimberly-Clark, Mexico
  Class A NPV                                        180,000                395
Sanluis Corporacion
  SA de CV - CPO (Units)                             202,000                276
Sistema Argos SA Series B NPV                        750,000                677
Telefonos de Mexico SA
  Series L - ADR                                      67,800              2,420
Telefonos de Mexico SA
  Series L NPV                                       510,900                907
TV Azteca SA de CV - ADR                               7,500                 37
Vitro SA NPV                                         279,000                350
                                                                     ----------

                                                                         14,877
                                                                     ----------

MOROCCO - 0.6%
Banque Marocaine Du Commerce
  Exterieur - GDR                                     52,500              1,247
                                                                     ----------

                                                                          1,247
                                                                     ----------

PAKISTAN - 1.1%
Bank of Punjab (a)                                   251,721                 36
Cherat Cement Co., Ltd.                               93,000                 16
Crescent Textile Mills (f)                            49,722                  8
Dandot Cement Co. (a)                                 35,000                  1
Dewan Salmon Fibre                                   183,011                 47
DG Kahn Cement (a)                                   160,000                 10
Dhan Fibres, Ltd. (a)                              1,027,000                 38
Engro Chemical                                       106,288                131
Fauji Fertilizer                                     290,800                277
Hub Power Co. - GDR                                1,360,800                336
Ici Pakistan (a)                                   1,244,000                273
Karachi Electric (a)                                 516,520                 71
Lucky Cement Corp. (a)                               190,000                 12
Muslim Commercial                                    372,860                109
Pakistan International Air (a)                       228,000                 15


                                                               Annual Report  13

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                    NUMBER             MARKET
                                                      OF               VALUE
                                                    SHARES             (000)
                                                  ----------         ----------

Pakistan State Oil                                    94,303         $      138
Pakistan Telecom Corp. Series A                    1,466,400                626
Pioneer Cement (a)                                    61,300                  2
Sui Northern Gas Pipelines (a)                       162,958                 29
Sui Southern Gas Co., Ltd. (a)                       424,686                 75
                                                                     ----------

                                                                          2,250
                                                                     ----------

PERU - 0.6%
Banco Wiese                                           80,610                 60
Banco Wiese - ADR                                      9,100                 26
Cementos Lima SA                                       3,989                 67
Cementos Norte Pacasmayo SA
  Series T                                            31,151                 39
Cerveceria Backus & Johnston SA                      230,470                 95
Compania de Minas Buenaventura
  Series B - ADR                                       6,400                 49
Credicorp, Ltd.                                       46,200                442
Minas Buenaventura Series B                           16,600                 63
Minsur SA                                             55,599                 70
Telefonica Del Peru SA
  Class B - ADR                                       30,500                392
                                                                     ----------

                                                                          1,303
                                                                     ----------

PHILIPPINES - 1.0%
Aboitiz Equity Ventures (a)                        4,918,500                112
Alsons Cement Corp.                                  656,250                 24
Ayala Corp.                                          706,570                100
Belle Corp. (a)                                    2,233,200                 41
C & P Homes, Inc. (a)                              1,071,000                 19
EEI Corp. (a)                                        840,800                 13
Far East Bank & Trust Co.                             90,200                 72
Filinvest Development Corp.                          463,100                 16
Filinvest Land (a)                                 1,598,000                 37
JG Summit Holdings, Inc.
  Series B (a)                                     2,197,300                 51
Manila Electric Co. Class B                          118,980                195
Metro Pacific Corp. Class A (a)                    1,042,720                 15
Metropolitan Bank & Trust Co.                         37,406                114
Petron Corp. (a)                                   1,405,040                 85
Philippine Long Distance
  Telephone Co. - ADR                                 38,200                597
Robinson's Land Corp.
  Class B (a)                                      2,264,400                 78
San Miguel Corp. Class B                             197,220                173
Security Bank Corp. (a)                              254,686                 60
SM Prime Holdings                                  1,309,900                158
  Universal Robina                                   657,100                 32
                                                                     ----------

                                                                          1,992
                                                                     ----------

POLAND - 4.0%
Agros Holdings Series C (a)                           14,175                 70
Bank Handlowy W. Warszawie                           150,410              1,657
Bank Inicjatyw Gospodarczych                       1,246,261              1,071
Bank Rozwoju Eksportu SA                              22,775                520
Bank Rozwoju
  Eksportu SA  - Bonus Issue (a)                       4,555                104
Bank Slaski SA                                        17,835                860
Budimex SA Series B (a)                               79,775                294
Debica SA                                             42,707                608
Exbud SA (a)                                          17,362                139
Jelfa                                                 11,865                 89
KGHM Polska Miedz SA                                 317,590              1,024
KGHM Polska Miedz SA - GDR                             9,000                 58
Mostostal Export SA                                  119,235                 90
Okocimskie Zaklady Piwowarskie
  SA (a)                                              91,223                534
Polifarb                                             121,658                160
ROLIMPEX SA Series A (a)                             103,682                137
Sokolowskie Zaklady Miesne SA (a)                     93,324                 49
STALEXPORT SA Series A (a)                           100,295                544
WBK                                                   21,500                132
Wolczanka SA (a)                                      27,970                 88
Zywiec SA (Austrian Shares)                              110                 11
                                                                     ----------

                                                                          8,239
                                                                     ----------


14  Annual Report

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998



                                                    NUMBER             MARKET
                                                      OF               VALUE
                                                    SHARES             (000)
                                                  ----------         ----------

PORTUGAL - 6.6%
Banco Comercial
  Portuguese SA (Regd)                               103,971         $    2,895
Banco International
  do Funchal SA Rights (a)                            31,357                  4
Banco Portugues
  de Atlantico (Regd)(a)                              15,350                316
Banif Banco International do Funchal                  34,492                408
BPI-SGPS SA (Regd)                                    32,883              1,068
Brisa - Auto Estradas de Portugal SA                   8,838                399
Cimpor Cimentos de Portugal                           20,900                632
Companhia de Celulose do Caima SA                     11,500                168
Corticeira Amorim SGPS                                28,800                492
Electricidade de Portugal SA                          63,650              1,487
Empresa Fabril de Maquinas
  Electricas - Efacec                                 38,066                380
Inparsa Industria e Participacoes SA (a)               8,050                276
Jeronimo Martins SGPS                                 24,100                952
Lusotur Societe Finance
  de Turismo (a)                                       9,800                112
Mague Gestao e Partipacoes                            12,600                451
Modelo Continente-SGPS
  Sociais SA - Bonus Issue                             6,500                159
Modelo Continente-SGPS
  Sociais SA New (a)                                   9,900                236
Portucel Industrial SA                                35,600                233
Portugal Telecom SA                                   29,200              1,337
Salvador Caetano Industrias
  Metalurgicas Veiculos
  de Transporte SA                                     2,464                 68
Sonae Investimentos SA                                 5,100                232
Soporcel SA (a)                                       12,900                526
Telecel-Comunicacaoes Pessoaissa                       4,400                720
                                                                     ----------

                                                                         13,551
                                                                     ----------

RUSSIA - 1.0%
AO Mosenergo - ADR                                    42,600                 64
AO Tatneft - ADR                                      21,000                 52
GAZ (Regd)(a)                                          2,200                 62
Lukoil Oil Co. - ADR                                  54,200                791
Megionneftegaz (Regd)(a)                              24,300                  3
Mosenergo - ADR                                       52,500                 79
Surgutneftegaz - ADR                                 256,400                782
Unified Energy Systems - GDR                          83,400                292
                                                                     ----------

                                                                          2,125
                                                                     ----------

SOUTH AFRICA - 7.8%
AECI, Ltd.                                           217,202                668
Amalgamated Banks of South Africa                    262,867                733
Anglo America Corp. SA                                58,173              1,465
Anglo American Industrial Corp.                       11,744                128
Angloglold, Ltd.                                      30,542              1,044
Anglovaal Holdings, Ltd.                              79,000                308
Billiton PLC                                         123,712                202
De Beers Centenary AG                                 90,944              1,098
Del Monte Royal Food, Ltd. (a)                     1,008,639                266
Gencor, Ltd.                                         380,200                552
Impala Platinum Holdings, Ltd.                        34,600                328
Investec Group, Ltd.                                  37,400                870
Iscor                                              4,219,951                833
Liberty Life Association of Africa                   139,900              1,631
Liberty Life Strategic                                92,707                147
Malbak, Ltd. NPV                                     277,950                 95
Nedcor, Ltd.                                          51,600                670
Persetel Holdings, Ltd.                               97,500                674
Rembrandt Group, Ltd.                                272,894              1,221
Reunert, Ltd.                                        527,500                369
Sappi, Ltd. (a)                                      189,132                589
Sasol NPV                                            151,646                636
South African Breweries                               53,752                756
Standard Bank
  Investment Corp., Ltd.                             196,500                412
Sun International
  (South Africa), Ltd.                               695,000                116
Tongaat-Hulett Group, Ltd.                            34,819                233
                                                                     ----------

                                                                         16,044
                                                                     ----------


                                                               Annual Report  15

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998


                                                    NUMBER             MARKET
                                                      OF               VALUE
                                                    SHARES             (000)
                                                  ----------         ----------

SOUTH KOREA - 0.0%
Korea Long-Term Credit Bank (a)                        2,248         $        3
Seoul Horizon Trust (a)                                5,000                 22
SK Telecommunications Co., Ltd.                           15                  5
                                                                     ----------

                                                                             30
                                                                     ----------

SRI LANKA - 1.2%
Aitken Spence & Co., Ltd.                            117,200                165
Asian Hotel Corp. (a)                                176,200                  9
Blue Diamond Jewel NPV                               260,136                  6
Central Finance Co.                                   25,600                 58
Colombo Drydocks                                     114,700                 24
Development Finance Corp.
  of Ceylon                                          393,866                604
Hayleys, Ltd.                                        139,305                304
John Keells Holdings, Ltd.                           431,343              1,070
Lanka Ceramic (a)                                     46,300                 14
Lanka Milk Food (a)                                   21,600                  1
Lanka Orix Leasing Co., Ltd.                          14,880                 11
Merchant Bank of Sri Lanka (a)                       162,800                 12
National Development Bank, Ltd.                       94,000                136
Richard Pieris & Co., Ltd.                             2,260                  2
United Motor                                          32,160                 14
                                                                     ----------

                                                                          2,430
                                                                     ----------

TAIWAN - 2.5%
Acer, Inc. (a)                                       164,791                146
Ambassador Hotel (a)                                 244,755                170
Cathay Life Insurance                                159,336                434
Chia Hsin Flour (a)                                   32,320                  9
China Development Corp. (a)                          269,325                456
China Petrochemical
  Development Corp. (a)                              385,526                225
China Rebar (a)                                       26,206                  8
China Steel Corp.                                    561,495                319
Ensure Co., Ltd. (a)                                 125,840                118
Far Eastern Textile                                  386,861                223
Hua Nan Bank                                         213,708                299
Hualon Teijran (a)                                    29,183                  8
Kao Hsing Chang Iron & Steel (a)                      18,711                 11
Kwong Fong Industries (a)                             20,556                  9
Lealea Enterprise (a)                                 31,861                 15
Lite-On Electronics, Inc.                            175,200                392
Pacific Construction (a)                             359,316                114
Pacific Electrical Wire & Cable (a)                  416,435                292
Prince Housing Development (a)                        16,464                  6
Taipei Business Bank (a)                              59,405                 55
Taiwan Semiconductor
  Manufacturing Co. (a)                              301,600                532
Tatung Co., Ltd.                                     502,000                288
Teco Electric & Machinery (a)                        414,160                345
Tuntex Distinct                                      926,513                266
Walsin Lihwa Wire (a)                                767,033                325
Yue Loong Motor                                       23,940                 28
Yuen Foong Yu Manufacturing (a)                       17,405                  6
                                                                     ----------

                                                                          5,099
                                                                     ----------

THAILAND - 0.6%
Advanced Information Services
  (Alien Market)                                      41,200                167
Bangchak Petroleum (Alien Market)(a)                  70,300                  9
Bangkok Bank (Alien Market)                           73,100                 52
Bangkok Expressway PLC
  (Alien Market)(a)                                  178,200                 82
Bangkok Metropolitan Bank
  PLC (Alien Market)(a)(f)                         1,052,200                 65
Bank of Ayudhya
  (Alien Market)(a)                                   67,150                  7
Cogeneration PLC (Alien Market)                       26,200                  8
Electricity Generating PLC
  (Alien Market)(a)                                  101,100                140


16  Annual Report

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998



                                                    NUMBER             MARKET
                                                      OF               VALUE
                                                    SHARES             (000)
                                                  ----------         ----------

Finance One Public Co., Ltd.
  (Alien Market)(a)(e)                              158,300          $       --
First Bangkok City Bank PLC
  (Alien Market)(a)                                  305,900                  7
Industrial Finance Corp.
of Thailand (Alien Market)                           135,800                 17
Karat Sanitaryware PLC
  (Alien Market)(a)                                   39,150                  4
Krung Thai Bank PLC
  (Alien Market)                                     312,800                 43
National Finance & Securities
  (Alien Market)(a)                                  122,200                 10
National Petrochemical PLC
  (Alien Market)(a)                                   46,800                 11
PTT Exploration & Production PLC
  (Alien Market)(a)                                   26,300                173
Saha Union Corp. PLC
  (Alien Market)                                     105,800                 29
Shinawatra Computer Co., Ltd.
  (Alien Market)(a)                                   21,600                 51
Shinawatra Satellite PLC
  (Alien Market)(a)                                   66,700                 21
Siam Cement Co. (Alien Market)(a)                     10,300                 66
Siam City Bank Public Co., Ltd.
  (Alien Market)(a)(f)                                46,720                  3
Siam Commercial Bank PLC
  (Alien Market)(a)                                   79,200                 17
TelecomAsia (Alien Market)(a)                        467,800                 84
Thai Airways International
  (Alien Market)                                      58,500                 43
Thai Farmers Bank
  (Alien Market)(a)                                   26,800                 12
Thai Petrochemical Industry PLC
  (Alien Market)(a)                                  686,900                 25
Thai Telephone & Communication Co.
  (Alien Market)(a)                                  409,900                 32
Tipco Asphalt
  Public Co., Ltd. (Alien Market)(a)                  17,100                  9
Unicord Public Company PLC
  (Alien Market)(a)(e)                              348,600                  --
United Communications Industries
  (Alien Market)(a)                                   68,000                 16
Univest Land PLC
  (Alien Market)(a)(e)                               281,600                 --
                                                                     ----------

                                                                          1,203
                                                                     ----------

TURKEY - 2.5%
Akbank                                            15,658,436                288
Akbank - Bonus Issue (a)                           7,887,653                145
Aselsan Elektronik Sanayi
  Ve Ticaret AS (a)                               11,523,000                278
Dogan Sirketler Grubu
  Holding AS (a)                                  14,558,000                462
Eczacibasi Ilac Sanayii ve
  Ticaret AS (a)                                   4,126,000                 82
Eregli Demir Ve Celik
  Fabrikalari (a)                                  2,951,000                253
Haci Omer Sabanci Holding AS                       9,921,200                145
Haci Omer Sabanci
  Holding AS Rights (a)                            5,836,000                 51
Izmir Demir Celik Sanayii AS (a)                  27,929,090                 68
Kartonsan                                          4,775,750                258
Kepez Elektrik                                       193,000                240
Koc Holding AS                                     2,164,000                223
Mardin Cimento Sanayii Ve
  Ticaret                                         10,235,000                140
Migros                                               143,000                119
Petrokimya Holdings                                  805,000                238
Raks Elektronik Sanayi ve
  Ticaret AS (a)                                     510,000                127
T Sise Cam                                        14,141,212                291
Tofas Turk Otomobil Fabrikasi (a)                  9,096,750                243
Turk Hava Yollari A.O. (a)                         2,860,000                176
Turkiye Garanti Bankasi AS (a)                    14,640,000                343
Turkiye Is Bankasi                                18,957,500                554



                                                               Annual Report  17

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998



                                                    NUMBER             MARKET
                                                      OF               VALUE
                                                    SHARES              (000)
                                                  ----------         ----------

Yapi ve Kredi Bankasi AS                          13,916,985         $      261
Yapi ve Kredi
  Bankasi AS - Bonus Issue (a)                    10,994,418                206
                                                                     ----------

                                                                          5,191
                                                                     ----------

VENEZUELA - 1.1%
Banco Provincial SA                                  200,000                202
Banco Venezolano de Credito                           31,126                128
Companhia Anonima Nacional
  Telefonos de Venezuela - ADR                        31,300                329
Corporacion Venezolana
  de Cementos                                        123,780                 29
Electricidad de Caracas (Regd)                     3,911,926                940
F.V.I. Fondo de Valores
  Inmobiliarios S.A.C.A.
  Series B (a)                                     1,833,607                 44
Manufacturas de Papel CA                           2,567,930                 65
Mavesa SA                                          4,130,085                165
Siderurgica Venezolana Sivensa
  S.A.C.A. - ADR                                      22,600                 89
Venezolana de Cementos S.A.C.A.                      928,351                223
                                                                     ----------

                                                                          2,214
                                                                     ----------

TOTAL COMMON STOCKS
(cost $254,067)                                                         153,293
                                                                     ----------

PREFERRED STOCKS - 3.5%
BRAZIL - 3.3%
Acos Villares SA NPV (a)                           1,000,000                 51
Banco Bradesco SA NPV                            121,077,064                679
Banco do Estado
  de Sao Paulo NPV                                12,575,600                427
Banco Itau SA (Regd)                               1,764,000                749
Banco Nacional SA NPV (a)(e)                      19,600,000                 --
Caemi Mineracao e Metal (BR)                       6,992,000                208
CEMIG SA                                          27,364,544                511
Centrais Geradoras do Sul
  do Brasil SA Series B NPV (a)                    6,501,000                  7
Ceval Alimentos SA NPV (a)                        61,288,800                205
Ceval Participacoes (a)                           30,450,000                 70
Companhia Energetica
  de Sao Paulo NPV                                12,983,800                177
Companhia Siderurgica
  Belgo-Mineira NPV                               10,270,000                445
Companhia Siderurgica
  de Tubarao                                      42,175,232                301
Companhia Vale Do Rio Doce
  Series A NPV                                        88,765              1,177
Copene Petroquimica do Nordestse
  Series A (Regd)                                  1,580,341                269
Electrobras Series B NPV                           6,501,000                 99
Elektro - Electricidade e Servicos
  SA (a)                                          12,983,800                254
Papel Simao NPV                                   15,500,000                191
Petroleo Brasileiro SA NPV                         6,878,500                701
Telecomunicacoes de Sao Paulo
  SA - NPV                                           596,458                 85
Telesp Celular SA Class B NPV (a)                    596,458                 35
UNIPAR SA Class B                                    580,226                108
                                                                     ----------

                                                                          6,749
                                                                     ----------

GREECE - 0.1%
Delta Dairy SA                                        23,084                219
                                                                     ----------

                                                                            219
                                                                     ----------

HUNGARY - 0.1%
OTP Bank 8,740                                                              301
                                                                     ----------

                                                                            301
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $11,247)                                                            7,269
                                                                     ----------


18  Annual Report

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998



                                                   PRINCIPAL           MARKET
                                                    AMOUNT              VALUE
                                                    (000)               (000)
                                                  ----------         ----------

LONG-TERM INVESTMENTS - 1.4%
NETHERLANDS - 0.6%
BPH Finance BV (conv.)
  3.000% due 05/22/02                             $    1,100         $    1,188
                                                                     ----------

                                                                          1,188
                                                                     ----------

PHILIPPINES - 0.1%
Ayala Corp. (conv.)
  3.000% due 06/08/00                                    232                251
                                                                     ----------

                                                                            251
                                                                     ----------

POLAND - 0.7%
Elektrim Spolka Akcyjna
  SA (conv.)
    2.000% due 05/30/04                            DEM 2,435              1,381
                                                                     ----------

                                                                          1,381
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $3,705)                                                             2,820
                                                                     ----------

SHORT-TERM INVESTMENTS - 22.9%
CANADA - 3.9%
Bank of Nova Scotia
  5.715% due 10/30/98 (b)(d)                           5,000              4,998
CIBC Wood Gundy
  5.880% due 09/02/98 (b)(d)                           3,000              3,000
                                                                     ----------

                                                                          7,998
                                                                     ----------

NETHERLANDS - 2.4%
Ing Bank NV
  5.750% due 06/01/99 (d)                              5,000              5,017
                                                                     ----------

                                                                          5,017
                                                                     ----------


UNITED STATES - 16.6%
AIM Treasury (b)                                       3,142              3,142
Caterpillar Financial Services
  7.620% due 10/06/98 (b)(d)                           2,000              2,003
Caterpillar Financial Services (MTN)
  6.530% due 12/11/98 (d)                              5,000              5,013
Federated Investors Prime
  Obligations Fund (b)                                 3,307              3,307
Fleet Financial Group, Inc.
  6.000% due 10/26/98 (b)(d)                          10,000             10,001
General Electric Capital Corp.
  Discount Note
  5.591% due 12/14/98 (d)                              5,000              4,922
Merrill Lynch & Co., Inc.
  5.490% due 12/10/98 (d)                              6,000              5,909
                                                                     ----------

                                                                         34,297
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $47,290)                                                           47,312
                                                                     ----------



Annual Report  19

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998



                                                                       MARKET
                                                                       VALUE
                                                                       (000)
                                                                     ----------
TOTAL INVESTMENTS
(identified cost $316,309)(c) - 102.1%                               $  210,694

OTHER ASSETS AND LIABILITIES,
NET - (2.1)%                                                             (4,324)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  206,370
                                                                     ----------
                                                                     ----------



(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.
(d) Held as collateral by the custodian in connection with an equity swap agreement held by the Fund.
(e) The Board of Trustees has estimated the value of the Fund's holdings at zero. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(f) The securities have been determined to be illiquid because they are restricted or because there is an exceptionally low trading volume in their primary trading market at August 31, 1998.


ABBREVIATIONS:
ADR - American Depositary Receipt
BR - Bearer
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NPV - No Par Value
PLC - Public Limited Company


The accompanying notes are an integral part of the financial statements.


20  Annual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998



                                                                    UNREALIZED
                                                     NUMBER        APPRECIATION
                                                       OF         (DEPRECIATION)
                                                    CONTRACTS          (000)
                                                   ----------      ------------
FUTURES CONTRACTS
(Notes 2 and 3)

MSCI Index
  Futures Contracts (Taiwan)
  expiration date 09/98                                  262        $      (170)
                                                                    -----------

Total Unrealized Appreciation
  (Depreciation) on Open
  Futures Contracts Purchased (#)                                   $      (170)
                                                                    -----------
                                                                    -----------


(#) At August 31, 1998, $1,000 was held as collateral in connection with open futures contracts held by the Fund.


                                                       % OF            MARKET
                                                       NET             VALUE
INDUSTRY DIVERSIFICATION                              ASSETS           (000)
------------------------                            ----------      ----------
Basic Industries                                        8.7%        $   17,987
Capital Goods                                            6.6            13,577
Consumer Basics                                          6.4            13,230
Consumer Durables                                        1.8             3,726
Consumer Non-Durables                                    2.9             5,991
Consumer Services                                        0.5               976
Consumer Staples                                         0.1               172
Energy                                                   4.4             9,114
Finance                                                 21.7            44,785
General Business                                         5.0            10,294
Miscellaneous                                            5.4            11,186
Shelter                                                  1.6             3,436
Technology                                               2.2             4,491
Transportation                                           0.5               967
Utilities                                               10.0            20,630
Long-Term Investments                                    1.4             2,820
Short-Term Investments                                  22.9            47,312
                                                  ----------        ----------

Total Investments                                      102.1           210,694
Other Assets and Liabilities, Net                       (2.1)           (4,324)
                                                  ----------        ----------

NET ASSETS                                            100.0%        $  206,370
                                                  ----------        ----------
                                                  ----------        ----------


                                                     % OF              MARKET
                                                      NET              VALUE
GEOGRAPHIC DIVERSIFICATION                           ASSETS            (000)
--------------------------                         ----------       ----------
Europe                                                  18.4%       $   38,023
Latin America                                            25.3           52,242
Pacific Basin                                             6.5           13,302
Middle East                                              17.4           35,945
Africa                                                   10.2           21,050
Long-Term Investments                                     1.4            2,820
Short-Term Investments                                   22.9           47,312
                                                   ----------       ----------

Total Investments                                       102.1          210,694
Other Assets and Liabilities, Net                        (2.1)          (4,324)
                                                   ----------       ----------

NET ASSETS                                             100.0%       $  206,370
                                                   ----------       ----------
                                                   ----------       ----------

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  21

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998


EQUITY SWAPS (Note 2)



                                                                                                UNREALIZED
                                       NOTIONAL                                                APPRECIATION
                                        AMOUNT              FLOATING          TERMINATION     (DEPRECIATION)
       UNDERLYING SECURITY               (000)                RATE                DATE             (000)
------------------------------------  ----------  --------------------------   -----------    --------------
Korean 200 Stock Price Index (KS200)  $    5,000  USD LIBOR-BBA minus 3.00%     09/28/98       $     (3,344)
Kuala Lumpur Composite Index (KLCI)        2,500  3 Month LIBOR minus 5.00%     11/11/98               (104)
Korean 200 Stock Price Index (KS200)       2,500  3 Month LIBOR minus 20.00%    11/11/98                 76
Korean 200 Stock Price Index (KS200)       5,000  USD LIBOR-BBA minus 10.00%    11/12/98             (2,415)
MSCI Taiwan Composite Index (MSTW)         5,000  USD LIBOR-BBA minus 11.00%    11/17/98             (1,303)
Korean 200 Stock Price Index (KS200)       3,000  USD LIBOR-BBA minus 14.00%    12/14/98                 62
Korean 200 Stock Price Index (KS200)       5,000  6 Month LIBOR minus 11.00%    12/14/98                 (8)
Korean 200 Stock Price Index (KS200)       5,000  3 Month LIBOR minus 13.50%    12/26/98                384
Kuala Lumpur Composite Index (KLCI)        3,000  USD LIBOR-BBA minus 8.00%     01/05/99             (1,105)
Kuala Lumpur Composite Index (KLCI)        5,000  USD LIBOR-BBA minus 9.00%     06/04/99             (2,293)
                                                                                               ------------


                                                                                               $    (10,050)
                                                                                               ------------
                                                                                               ------------



The accompanying notes are an integral part of the financial statements.


22  Annual Report

SSgA
EMERGING MARKETS FUND


                                                                                           STATEMENT OF ASSETS AND LIABILITIES
                                                                                                               August 31, 1998


                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                             per share amount)

ASSETS
Investments at market (identified cost $316,309)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $       210,694
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,023
Foreign currency holdings (identified cost $1,066) . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,032
Receivables
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,524
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  317
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                3,503
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3
                                                                                                              ---------------
     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              218,096

LIABILITIES
Payables:
   Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           74
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 855
   Accrued fees to affiliates and trustees (Note 4). . . . . . . . . . . . . . . . .                 535
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  42
   Daily variation margin on futures contracts (Notes 2 and 3) . . . . . . . . . . .                 170
Liability for equity swaps (Note 2). . . . . . . . . . . . . . . . . . . . . . . . .              10,050
                                                                                          --------------


     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               11,726
                                                                                                              ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       206,370
                                                                                                              ---------------
                                                                                                              ---------------


NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           912
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (16,746)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (105,615)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (170)
  Equity swaps . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (10,050)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (52)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   32


Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              338,059
                                                                                                              ---------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       206,370
                                                                                                              ---------------
                                                                                                              ---------------


NET ASSET VALUE, offering and redemption price per share:
  ($206,369,606 divided by 31,663,828 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . .        $          6.52
                                                                                                              ---------------
                                                                                                              ---------------


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  23

SSgA
EMERGING MARKETS FUND


                                                                                                     STATEMENT OF OPERATIONS
                                                                                   For the Fiscal Year Ended August 31, 1998


                                                                                                                   Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $507)  . . . . . . . . . . . . . . . . . . . . . . . . . .      $        6,868
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,389
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,257

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,998
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 175
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 945
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 243
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  34
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  59
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  80
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  87
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   7
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,673
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (343)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,330
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,927
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (13,059)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (110)
  Equity swaps . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,257)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .              (1,388)            (18,814)
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (124,945)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (170)
  Equity swaps . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (10,022)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                 (14)           (135,151)
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (153,965)
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $     (149,038)
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.


24  Annual Report

SSgA
EMERGING MARKETS FUND


                                                                                         STATEMENT OF CHANGES IN NET ASSETS
                                                                                       For the Fiscal Year Ended August 31,

                                                                                               Amounts in thousands

                                                                                             1998                  1997
                                                                                        --------------       --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $        4,927       $        1,954
     Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (18,814)               5,905
     Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . .        (135,151)              11,846
                                                                                        --------------       --------------

          Net increase (decrease) in net assets resulting from operations. . . . . . .        (149,038)              19,705
                                                                                        --------------       --------------


FROM DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,219)              (1,264)
     Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . .              --                 (702)
     In excess of net realized gain on investments . . . . . . . . . . . . . . . . . .          (5,502)                  --
                                                                                        --------------       --------------

          Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . .          (8,721)              (1,966)
                                                                                        --------------       --------------

FROM FUND SHARE TRANSACTIONS:
     Net increase (decrease) in net assets from
          Fund share transactions (Note 5) . . . . . . . . . . . . . . . . . . . . . .         111,421              114,753
                                                                                        --------------       --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . .         (46,338)             132,492
NET ASSETS
     Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         252,708              120,216
                                                                                        --------------       --------------

     End of period (including undistributed net investment income of
          of $912 and $1,284, respectively)  . . . . . . . . . . . . . . . . . . . . .  $      206,370       $      252,708
                                                                                        --------------       --------------
                                                                                        --------------       --------------



The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  25

SSgA
EMERGING MARKETS FUND



                                                                                                                FINANCIAL HIGHLIGHTS
                                                  The following table includes selected data for a share outstanding throughour each period and other performance information derived from the financial statements.

                                                                                               YEAR ENDED AUGUST 31,
                                                                          ---------------------------------------------------------
                                                                             1998        1997        1996        1995        1994*
                                                                          ----------  ----------  ----------  ----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .          $    12.33  $    10.87  $    10.30  $    11.45  $   10.00
                                                                          ----------  ----------  ----------  ----------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . .                 .18         .12         .11         .14        .05
  Net realized and unrealized gain (loss) on investments . . . .               (5.58)       1.51         .68       (1.19)      1.40
                                                                          ----------  ----------  ----------  ----------  ---------
     Total Income From Investment Operations . . . . . . . . . .               (5.40)       1.63         .79       (1.05)      1.45
                                                                          ----------  ----------  ----------  ----------  ---------
LESS DISTRIBUTIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . .                (.15)       (.11)       (.12)       (.10)        --
  Net realized gain on investments . . . . . . . . . . . . . . .                 --         (.06)       (.10)        --          --
  In excess of net realized gain on investments. . . . . . . . .                (.26)        --          --          --          --
                                                                          ----------  ----------  ----------  ----------  ---------
     Total Distributions . . . . . . . . . . . . . . . . . . . .                (.41)       (.17)       (.22)       (.10)        --
                                                                          ----------  ----------  ----------  ----------  ---------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .          $     6.52  $    12.33  $    10.87  $    10.30  $   11.45
                                                                          ----------  ----------  ----------  ----------  ---------
                                                                          ----------  ----------  ----------  ----------  ---------
TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . .                (45.36)      15.12        7.83       (9.28)     14.50

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . .               206,370     252,708     120,216      68,385     27,479

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . . .                  1.25        1.25        1.28        1.50       1.50
     Operating expenses, gross (c) . . . . . . . . . . . . . .                  1.38        1.51        1.67        1.90       2.45
     Net investment income . . . . . . . . . . . . . . . . . .                  1.85        1.07        1.10        1.74       1.31

  Portfolio turnover (%) . . . . . . . . . . . . . . . . . . .                 38.94       15.00        4.36       19.77         --



*   For the period March 1, 1994 (commencement of operations) to August 31,
    1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.

26  Annual Report

SSgA
EMERGING MARKETS FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1998


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Emerging Markets Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                               Annual Report  27

SSgA
EMERGING MARKETS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1998, the Fund had a net tax basis capital loss carryover of $62,851, which may be applied against any realized net taxable gains in each year or until its expiration date of August 31, 2006, whichever occurs first. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $7,746,217 incurred from November 1, 1997 to August 31, 1998, and treat it as arising in fiscal year 1999.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:


                                                                 NET
                                                             UNREALIZED
       FEDERAL TAX       UNREALIZED      UNREALIZED         APPRECIATION
          COST          APPRECIATION   (DEPRECIATION)      (DEPRECIATION)
     --------------    -------------  ---------------     ----------------
     $  313,073,252    $  11,411,480  $  (113,790,732)    $  (102,379,252)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made at August 31, 1998:


      UNDISTRIBUTED       ACCUMULATED         ADDITIONAL
     NET INVESTMENT      NET REALIZED          PAID-IN
          INCOME          GAIN (LOSS)          CAPITAL
     --------------      ------------        -----------
     $  (2,079,324)      $  2,092,161        $  (12,837)


     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.


28  Annual Report

SSgA
EMERGING MARKETS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

      (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on thevaluation date.

      (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped


                                                               Annual Report  29

SSgA
EMERGING MARKETS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward contracts at August 31, 1998 are presented on the accompanying Statement of Net Assets.

     FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

     EQUITY SWAPS: The Fund has entered into several equity swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount and an agreed upon rate (i.e. the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index. The underlying index is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to the swap counterparties representing capital depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified on the accompanying Statement of Net Assets) as collateral for the notional amount and payment of liabilities under the equity swap agreements.


30  Annual Report

SSgA
EMERGING MARKETS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1998, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $162,866,591 and $85,134,735, respectively.

     FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the year ended August 31, 1998 were as follows:


                                            FUTURES CONTRACTS
                                        ---------------------------
                                                        AGGREGATE
                                        NUMBER OF     FACE VALUE OF
                                        CONTRACTS     CONTRACTS (1)
                                        --------- -----------------
     Outstanding at August 31, 1997          --   $            --
     Contracts opened                       468        12,429,178
     Contracts closed                      (206)       (5,970,889)
     Outstanding at August 31, 1998         262   $     6,458,289


     (1) The aggregate face value of contracts is computed on the date each contract was opened.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. Effective November 1, 1995, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.25% of average daily net assets on an annual basis. As of August 31, 1998, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata


                                                                Annual Report 31

SSgA
EMERGING MARKETS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     basis, based on the following percentages of the average daily net assets of all international funds; $0 up to and including $500 million
     - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%;
     (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% for the period September 1, 1997 to December 31, 1997 and up to a maximum of 5% for January 1, 1998 to August 31, 1998) of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS,
     Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1998, the Fund was charged shareholder servicing expenses of $65,328, $2,972, $6,902, $213, and $4,250, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all


32 Annual Report
     payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:


          Advisory fees                           $   246,232
          Administration fees                          14,138
          Custodian fees                              231,460
          Distribution fees                            15,261
          Shareholder servicing fees                    6,680
          Transfer agent fees                          20,400
          Trustees' fees                                  987
                                                  -----------
                                                  $   535,158
                                                  -----------
                                                  -----------



     BENEFICIAL INTEREST: As of August 31, 1998, one shareholder was a record owner of approximately 46% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS



                                               (AMOUNTS IN THOUSANDS)
                                            FOR THE YEARS ENDED AUGUST 31,
                               ----------------------------------------------------
                                         1998                        1997
                               ------------------------    ------------------------
                                 SHARES        DOLLARS       SHARES        DOLLARS
                               ----------    ----------    ----------    ----------
Proceeds from shares sold          24,649    $  244,575       13,524     $  165,252
Proceeds from reinvestment
     of distributions                 663         8,156          171          1,875
Payments for shares redeemed      (14,139)     (141,310)      (4,262)       (52,374)
                               ----------    ----------    ----------    ----------
Total net increase (decrease)      11,173    $  111,421        9,433      $ 114,753
                               ----------    ----------    ----------    ----------
                               ----------    ----------    ----------    ----------


                                                              Annual Report  33

SSgA
EMERGING MARKETS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's total assets under the agreement.


34  Annual Report

SSgA
EMERGING MARKETS FUND

                                                                 TAX INFORMATION
                                                     August 31, 1998 (Unaudited)


The Fund paid distributions of $5,502,467 from net long-term capital gains during its taxable year ended August 31, 1998. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $3,762,546 as 20% capital gain dividends for its taxable year ended August 31, 1998.

The Fund paid foreign taxes of $507,066 and recognized $5,659,459 of foreign source income during the taxable year ended August 31, 1998. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $.0160 per share of foreign taxes paid and $.1787 of gross income earned from foreign sources in the taxable year ended August 31, 1998.

Please consult a tax advisor for questions about federal or state income tax laws.

                                                               Annual Report  35

SSgA EMERGING MARKETS FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109


36  Annual Report

                         SSgA-Registered Trademark- FUNDS

                              REAL ESTATE EQUITY FUND

                                   Annual Report

                                  August 31, 1998


                                 Table of Contents
                                                                           Page

Chairman's Letter  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . . .  6

Report of Independent Accountants  . . . . . . . . . . . . . . . . . . . .  8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . 14

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . . 15

Fund Management and Service Providers  . . . . . . . . . . . . . . . . . . 20

"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA REAL ESTATE EQUITY FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA Real Estate Equity Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA REAL ESTATE EQUITY FUND

MANAGEMENT OF THE FUNDS










                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer

A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Mr. David B. Smith, CFA, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Real Estate Fund since its inception in April 1998. Mr. Smith joined State Street Global Advisors in 1990, and as a senior equity analyst and portfolio manager, he specializes in
Real Estate Investment Trusts (REITs).   Prior to his current responsibilities,
Mr. Smith covered REITs and the financial services market segment, which includes banks, thrifts, insurance companies, credit card business and asset management firms. There are two other portfolio managers working with Mr. Smith.


                                                                Annual Report  5

SSgA REAL ESTATE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE: Provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

INVESTS IN: At least 65% of the Fund's total assets in equity interests in Real Estate Investment Trust securities contained in the Standard & Poor's REIT Index.

STRATEGY:   The Fund will attempt to meet its objective through the active selection of REIT securities, across different types and regions. The selection of investments will be made based on the fundamental research that the advisor conducts through its strategy and research analyst team.


                                       [GRAPH]

GROWTH OF A $10,000 INVESTMENT

   DATES      REAL ESTATE EQUITY FUND    S&P-Registered Trademark- REIT INDEX **
Inception*            $10,000                         $10,000
      1998            $8,201                          $8,228

                     YEARLY PERIOD ENDED AUGUST 31

SSgA REAL ESTATE EQUITY FUND

Period Ended         Growth of             Total
  08/31/98            $10,000              Return
------------       ------------          ------------
Inception          $      8,201            (17.99)%+

STANDARD & POOR'S-Registered Trademark- REIT INDEX

Period Ended         Growth of             Total
  08/31/98            $10,000              Return
------------       ------------          ------------
Inception          $      8,228            (17.72)%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

From its inception date of May 1, 1998 through August 31, 1998, the SSgA Real Estate Equity Fund lost 17.99%. This compares with its benchmark, the S&P REIT Index, which was off 17.72% for the same period. The defensive characteristics of REITs were clearly demonstrated in the month of August 1998, as the S&P REIT Index was down 9.81%, as compared to the S&P 500-Registered Trademark- Index which lost 14.44% in the same month.

MARKET AND PORTFOLIO HIGHLIGHTS

Due to the run-up of real estate pricing, REIT companies have been forced to stop, or at least decelerate, their accumulated property acquisitions. As a result, REIT share prices have been damaged by a decline in the estimated future growth rate of REIT earnings. Given this reduction, growth oriented investors are moving out of the REIT group and selling the larger capitalized and more liquid companies. The subsequent decline in REIT share prices has only perpetuated the situation by increasing the cost of equity capital for REITs, and eliminating access to new equity capital. REITs are in the process of a shift in their shareholder base that may result in a new constituency that will have more moderate growth expectations for these companies.

The Fund continues to believe that REITs are very attractive


6  Annual Report

SSgA REAL ESTATE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

on a valuation basis relative to both equities and fixed income securities. Currently, REITs are yielding approximately 7.2% on average, resulting in a spread of 220bp over the ten-year Treasury yield of 5.0%, and 190bp over the thirty-year yield of 5.3%. These spreads are very high by historical standards.

For the first time in the new era of REITs, the majority of these companies are trading at a discount to the underlying value of their real estate. This is in contrast to the premiums they have traded at in recent years which range from 10-50% above their net asset values.

The hotel sector performed significantly worse than the overall REIT universe, posting negative returns of greater than 40% during the period. The poor performance is attributable to several factors, including confusion about the legal structure of the two largest companies in this sector, a slowdown in the estimated growth rate as a result of limited accretive acquisition opportunities, and concerns about the domestic economy. The current fiscal year performance of the Fund benefited from its underweight position to the hotel sector. The Fund's allocation in this sector was 14.0%, as compared to 16.0% for the Index.

The Fund also had an overweight position in the office sector, with stock selections concentrated on those companies that have a focus on the central business districts (CBD), as opposed to those that are more focused on suburban office space. This position is based on the premise that the CBD office markets are inherently more supply constrained which should put CBD companies in a better position relative to the suburban players as newly developed office supply comes on line. Within the office sector, the Fund had a 27.0% weight as compared to 24.0% for the Index.

--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                            AUGUST 31, 1998
Starwood Lodging Hotel and Resorts                                   6.2%
Spieker Properties, Inc.                                             3.6
Apartment Investment &
  Management Co. Class A                                             3.6
Manufactured Home Communities, Inc.                                  3.6
Health Care Property Investors, Inc.                                 3.5
Equity Office Properties Trust                                       3.5
Boston Properties, Inc.                                              3.5
Cousins Properties, Inc.                                             3.4
Chelsea GCA Realty, Inc.                                             3.4
Developers Diversified Realty                                        3.4

--------------------------------------------------------------------------------


NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

* The Fund commenced operations on May 1, 1998. Index comparison also began May 1, 1998.

** The Standard & Poor's-Registered Trademark- REIT Composite Index is capitalization-weighted index of 100 stocks designed to measure the performance of Real Estate Investment Trusts, commonly know as REITs. The Index was developed with a base value of 100 as of December 31, 1996.

+ Total return reflects performance for the period May 1, 1998 to August 31, 1998.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Real Estate Equity Fund (the "Fund") at August 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) to August 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998

                                       /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
REAL ESTATE EQUITY FUND

                                                        STATEMENT OF NET ASSETS
                                                                August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
COMMON STOCKS (b) - 97.1%
APARTMENTS - 14.8%
Apartment Investment &
  Management Co. Class A                                 19,400     $      665
Archstone Communities Trust                              28,200            546
Avalon Bay Communities, Inc.                             18,600            614
Equity Residential Properties Trust                      13,300            531
Essex Property Trust                                      2,300             65
Irvine Apartment Communities, Inc.                       12,200            311
                                                                    ----------

                                                                         2,732
                                                                    ----------

HEALTH CARE - 7.4%
Health Care Property Investors, Inc.                     20,800            651
Healthcare Realty Trust, Inc.                            25,500            584
HRPT Properties Trust                                     8,400            131
                                                                    ----------

                                                                         1,366
                                                                    ----------
HOTELS/LEISURE - 14.6%
FelCor Lodging Trust                                     28,200            575
Innkeepers USA Trust                                     12,200            118
Patriot American Hospitality, Inc.                       25,400            343
Starwood Lodging Hotel and Resorts                       31,600          1,153
Sunstone Hotel Investors, Inc.                           59,800            508
                                                                    ----------

                                                                         2,697
                                                                    ----------
LEASING - 4.1%
Captec Net Lease Realty, Inc.                            16,500            196
Glenborough Realty Trust, Inc.                           25,500            555
                                                                    ----------

                                                                           751
                                                                    ----------
MANUFACTURED HOMES - 3.6%
Manufactured Home
  Communities, Inc.                                      28,100            662
                                                                    ----------

                                                                           662
                                                                    ----------
OFFICE/INDUSTRIAL - 32.6%
Arden Realty Group, Inc.                                 25,800            545
Boston Properties, Inc.                                  22,700            648
Brandywine Realty Trust                                   5,700            103
CarrAmerica Realty Corp.                                 24,300            547
CenterPoint Properties Corp.                              7,000            228
Cornerstone Properties, Inc.                             10,300            148
Cousins Properties, Inc.                                 23,100            642
EastGroup Properties, Inc.                                1,700             29
Equity Office Properties Trust                           28,600            649
Mack-Cali Realty Corp.                                   21,500            619
ProLogis Trust                                            8,800            176
SL Green Realty Corp.                                    20,400            393
Spieker Properties, Inc.                                 18,700            665
Weeks Corporation                                        22,700            627
                                                                    ----------

                                                                         6,019
                                                                    ----------
OUTLET CENTERS - 3.5%
Chelsea GCA Realty, Inc.                                 18,500            638
                                                                    ----------

                                                                           638
                                                                    ----------
SELF STORAGE - 2.3%
Storage USA, Inc.                                        13,900            416
                                                                    ----------

                                                                           416
                                                                    ----------
SHOPPING CENTERS - 14.2%
Developers Diversified Realty                            35,900            631
Equity One, Inc.                                         40,500            342
Glimcher Realty Trust                                    33,800            549
Kimco Realty Corp.                                       12,000            426
Realty Income Corp.                                      12,700            299
Weingarten Realty Investors, Inc.                         9,800            377
                                                                    ----------

                                                                         2,624
                                                                    ----------

TOTAL COMMON STOCKS                                                     17,905
(cost $22,051)                                                      ----------



                                                                Annual Report  9

SSgA
REAL ESTATE EQUITY FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------
SHORT-TERM INVESTMENTS - 3.9%
AIM Short-Term Investment
  Prime Portfolio (c)                                $      308     $      308
Federated Investors Prime
  Obligations Fund (c)                                      421            421
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $729)                                                                729
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $22,780)(d) - 101.0%                                   18,634

OTHER ASSETS AND LIABILITIES,
NET - (1.0%)                                                              (176)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   18,458
                                                                    ----------
                                                                    ----------

(a)  Nonincome-producing security.
(b)  All common stocks held are Real Estate Investment
     Trusts (REIT).
(c)  At cost, which approximates market.
(d)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

10  Annual Report

SSgA
REAL ESTATE EQUITY FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1998

                                                                                                                   Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $22,780)(Note 2)  . . . . . . . . . . . . . . . . . . . . . . . .      $       18,634
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 140
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,827

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          337
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                  16
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 369
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       18,458
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          266
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (52)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              (4,146)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,388
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       18,458
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($18,457,808 divided by 2,259,092 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         8.17
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  11

SSgA
REAL ESTATE EQUITY FUND


                                                                                                     STATEMENT OF OPERATIONS
                                                                                                  For the Period May 1, 1998
                                                                             (Commencement of Operations) to August 31, 1998

                                                                                                                     Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $           392
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
                                                                                                             ---------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 405

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           42
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
                                                                                          --------------


  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  90
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (25)
                                                                                          --------------


     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  65
                                                                                                             ---------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 340
                                                                                                             ---------------


REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (52)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              (4,146)
                                                                                                             ---------------


Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,198)
                                                                                                             ---------------


Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .     $        (3,858)
                                                                                                             ---------------
                                                                                                             ---------------


The accompanying notes are an integral part of the financial statements.

12  Annual Report

SSgA
REAL ESTATE EQUITY FUND

                                                                                         STATEMENT OF CHANGES IN NET ASSETS
                                                                                                 For the Period May 1, 1998
                                                                            (Commencement of Operations) to August 31, 1998

                                                                                                                  Amounts
                                                                                                               in thousands
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $        340
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (52)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .             (4,146)
                                                                                                               ------------


     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .             (3,858)
                                                                                                               ------------


FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (74)
                                                                                                               ------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
     Fund share transactions (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             22,390
                                                                                                               ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             18,458

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 --
                                                                                                               ------------

  End of period (including undistributed net investment income of $266)  . . . . . . . . . . . . . . . .       $     18,458
                                                                                                               ------------
                                                                                                               ------------

The accompanying notes are an integral part of the financial statements.

                                                         Annual Report  13

SSgA
REAL ESTATE EQUITY FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                     The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                     1998*
                                                                                                               --------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $        10.00
                                                                                                               --------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  .15
  Net realized and unrealized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .                (1.94)
                                                                                                               --------------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (1.79)
                                                                                                               --------------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (.04)
                                                                                                               --------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $         8.17
                                                                                                               --------------
                                                                                                               --------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (17.99)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               18,458
  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1.00
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1.38
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5.21

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                17.36

*   For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1998 are annualized.
(c) See Note 4 for current period amounts.

14  Annual Report

SSgA
REAL ESTATE EQUITY FUND


                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1998

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Real Estate Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions from Real Estate Investment Trusts ("REITs") owned by the Real Estate Equity Fund may have as their components dividend income, capital gains and/or returns of capital. Distributions that are deemed to be capital gains or returns of capital by the trusts are treated by the Fund, respectively, as an adjustment to its realized capital gains or its cost of the investment. The exact amount to be adjusted can be ascertained only at the end of each REIT's fiscal year when finally determined and reported by the various trusts.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


                                                               Annual Report  15

SSgA
REAL ESTATE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $34,688 incurred from May 1, 1998 to August 31, 1998, and treat it as arising in fiscal year 1999.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:

                                                                       NET
                                                                   UNREALIZED
         FEDERAL TAX       UNREALIZED         UNREALIZED          APPRECIATION
           COST           APPRECIATION      (DEPRECIATION)       (DEPRECIATION)
        ------------      ------------      --------------       --------------
        $ 22,797,414      $         44      $   (4,163,458)      $   (4,163,414)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in REITs and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing


16  Annual Report

SSgA
REAL ESTATE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the period from May 1, 1998 (commencement of operations) to August 31, 1998, purchases and sales of investment securities, excluding short-term investments, aggregated to $23,205,922 and $1,103,259, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .65% of its average daily net assets. For the period May 1, 1998 (commencement of operations) to August 31, 1998, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.00% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.


                                                               Annual Report  17

SSgA
REAL ESTATE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998



     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period from May 1, 1998 (commencement of operations) to August 31, 1998, the Fund was charged shareholder servicing expenses of $1,629, $191 and $239, by the Adviser, SSBSI, and Commercial Banking, respectively. The Fund did not incur any expenses from RIS and Solutions during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.


18  Annual Report

SSgA
REAL ESTATE EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998


     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:


          Advisory fees                 $    8,673
          Administration fees                  495
          Custodian fees                     3,297
          Distribution fees                     77
          Shareholder servicing fees           544
          Transfer agent fees                2,786
          Trustees' fees                        23
                                        ----------
                                        $   15,895
                                        ----------
                                        ----------

     BENEFICIAL INTEREST: As of August 31, 1998, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 24% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS

                                          (AMOUNTS IN THOUSANDS)
                                        FOR THE PERIOD MAY 1, 1998
                                       (COMMENCEMENT OF OPERATIONS)
                                             TO AUGUST 31, 1998
                                        ---------------------------
                                            SHARES        DOLLARS
                                        ------------   ------------
Proceeds from shares sold                      2,260   $     22,403
Proceeds from reinvestment
  of distributions                                 4             34
Payments for shares redeemed                      (5)           (47)
                                        ------------   ------------

Total net increase (decrease)                  2,259   $     22,390
                                        ------------   ------------
                                        ------------   ------------

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its total assets under the agreement.

7.   DIVIDEND
     On September 1, 1998, the Board of Trustees declared a dividend of $.1175 from net investment income, payable on September 9, 1998 to shareholders of record on September 2, 1998.

                                                               Annual Report  19

SSgA REAL ESTATE EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109


20  Annual Report

                         SSgA-Registered Trademark- Funds

                      INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                   Annual Report

                                  August 31, 1998


                                 Table of Contents


                                                                           Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . .       4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . .       6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . .       8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .       9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . .      15

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . .      16

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .      23

Fund Management and Service Providers. . . . . . . . . . . . . . . . .      24

"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA International Growth Opportunities Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND

MANAGEMENT OF THE FUNDS


















                                Nicholas A. Lopardo
                           Chairman and Chief Executive


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team

Mr. Jeffrey Davis, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA International Growth Opportunities Fund since its inception in April 1998. Mr. Davis has been with State Street since November 1992, primarily involved in international and emerging markets investing, and worked closely with the International Finance Committee in launching emerging markets index funds. In early 1997, Mr. Davis left State Street to work for Schooner Asset Management, managing emerging market private equity and debt funds, and subsequently returned to State Street in December 1997 as chief investment strategist and manager of international global opportunities funds. There are three other portfolio managers working with Mr. Davis.



                                                                Annual Report  5

SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE: Provide long-term capital growth by investing primarily in securities of foreign issuers.

INVESTS IN: Securities of foreign issuers.

STRATEGY:   The Fund will attempt to meet its objective through the active selection of equity securities through the fundamental analysis of companies and investment themes. Quantitative techniques and the use of securities other than common stock will be used primarily to control risk and to efficiently capture opportunities of investment themes. Investments will be made in, but not limited to, countries included in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") Index, and the Morgan Stanley Capital International Emerging Markets Free ("MSCI EMF") Index. The Fund's comparative benchmark, the Morgan Stanley Capital International All Country World Ex-US Index ("MSCI All Country World Ex-US") is comprised of membership from both the MSCI EAFE and the MSCI EMF Indices.

[GRAPH]

SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND
YEARLY PERIOD ENDED AUGUST 31

                                              INTERNATIONAL          MSCI
                                                 GROWTH           ALL COUNTY
     DATES                                 OPPORTUNITIES FUND    WORLD EX-US**
      INCEPTION*                               $10,000             $10,000
            1998                               $ 8,420             $ 8,463

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

  Period Ended       Growth of      Total
     08/31/98         $10,000       Return
----------------    -----------    ---------
    Inception         $ 8,420      (15.80)%+

MSCI ALL COUNTRY WORLD EX-US

  Period Ended       Growth of      Total
     08/31/98         $10,000       Return
----------------    -----------    ---------
    Inception         $ 8,463      (15.37)%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

The SSgA International Growth Opportunities Fund lost 15.80% from its inception on May 1, 1998, through August 31, 1998. This compares with the MSCI All Country World Ex-US Index, which was off 15.37% for the same period. The Fund's performance benefited from selection within core blue-chip European companies. Additionally, the Fund's emphasis on companies connected with the development of telecommunications in the newly integrated Europe has proven volatile, but profitable.

6  Annual Report

SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


MARKET AND PORTFOLIO HIGHLIGHTS

During the four-month period since the Fund's inception, global equity markets have experienced rapid deterioration in their performance, culminating in a large sell-off at the close of August. The Fund's strategy focuses on maintaining a diverse portfolio of companies which currently, or will likely, dominate their respective global industries.

The Fund's emphasis on Japanese exporters benefited its performance over its short period of existence, although the relative gains were dampened by the rapid deterioration of Bank of Tokyo-Mitsubishi and Fuji Bank throughout the summer of 1998. As a result, the Fund has reduced its positions in the Asian financial services. During the period, the Fund also disposed of its only Asian company outside of Japan, Sun Hung Kai Properties, as the lack of transparency of the real estate portfolio of this major Asian property company became apparent. The Fund was well served by avoiding the markets in Asia (ex-Japan) which were the worst performers of third quarter 1998.

The Fund has maintained an overweight to attractive and improving financial services companies whose earnings growth were driven by increasing merger activity in Europe. This sector was hurt in August by the fall in global markets, and the questions raised by the default on payments of Russian debt. The overweighting to European telecommunications proved relatively stable, and the Fund's 75% weighting in Europe has been a positive relative contributor to Fund performance, as has been security selection within the region.

--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                             AUGUST 31, 1998
Istituto Mobiliare Italiano SPA                                       4.5%
Mannesmann AG - ADR                                                   4.3
Deutsche Lufthansa AG - ADR                                           3.3
Toyota Motor Corp. - ADR                                              3.1
Axa - ADR                                                             3.0
Total Co. SA - ADR                                                    3.0
SAP AG - ADR                                                          2.8
Endesa SA - ADR                                                       2.7
Honda Motor Co., Ltd. - ADR                                           2.7
Kyocera Corp. - ADR                                                   2.6

--------------------------------------------------------------------------------


NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

* The Fund commenced operations on May 1, 1998. Index comparison also began May 1, 1998.

    The Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of over 1,100 securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The Index is calculated on a total-return basis, which includes reinvestment of net dividends after deduction of withholding taxes.

** The Morgan Stanley Capital International All Country World Ex-US Index is a market capitalization-weighted index that tracks the daily price and total return performance of international common or ordinary shares in developed markets worldwide. The Index, which aims to capture 60% of the total market capitalization at both the participating country and industry level, includes securities domiciled in 22 development countries in Asia/Pacific, Europe and North America.

    The Morgan Stanley Capital International Emerging Markets Free Global Index is a market capitalization-weighted index that tracks the daily stock price and total return performance of unrestricted common stocks or ordinary shares of emerging markets domiciled in 22 countries generally open to foreign investment, in local currency and U.S. dollar terms. It aims to capture 60% of the total market capitalization at both the participating country and industry level.

+ Total return reflects performance for the period May 1, 1998 to August 31, 1998.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA International Growth Opportunities Fund (the "Fund") at August 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) to August 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998


                                             /s/ PricewaterhouseCoopers LLP

8  Annual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                                        STATEMENT OF NET ASSETS
                                                                August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
COMMON STOCKS - 98.9%

CANADA - 2.4%
Bank of Montreal                                          3,260     $      115
Magna International, Inc. Class A                         4,800            288
Royal Bank of Canada                                      4,150            155
                                                                    ----------

                                                                           558
                                                                    ----------

DENMARK - 6.4%
Novo-Nordisk AS - ADR                                     8,700            582
Royal Dutch Petroleum Co.                                10,710            426
Tele Danmark Class B - ADR                                8,790            453
                                                                    ----------

                                                                         1,461
                                                                    ----------

FINLAND - 2.3%
Nokia Corp. - ADR                                         7,800            521
                                                                    ----------

                                                                           521
                                                                    ----------

FRANCE - 6.0%
Axa - ADR                                                12,750            692
Total Co. SA - ADR                                       14,330            689
                                                                    ----------

                                                                         1,381
                                                                    ----------

GERMANY - 18.2%
Allianz AG (Regd)                                         1,530            440
Bayer AG - ADR                                           10,310            388
Deutsche Lufthansa AG - ADR                              30,610            755
Mannesmann AG - ADR                                      10,840            980
Muenchener Rueckversicherungs-
  Gesellschaft AG                                           980            382
SAP AG - ADR                                             15,520            650
Sodexho Marriott Services, Inc. (a)                       9,390            234
Volkswagen AG - ADR                                      23,890            343
                                                                    ----------

                                                                         4,172
                                                                    ----------


ITALY - 12.0%
Banco di Roma (a)                                       143,430     $      278
Credito Italiano                                         96,810            466
ENI SPA - ADR                                            11,030            558
Instituto Nazionale Delle
  Assicurazioni - ADR                                    16,250            414
Istituto Mobiliare Italiano SPA                          23,180          1,038
                                                                    ----------

                                                                         2,754
                                                                    ----------

JAPAN - 19.1%
Bank of Tokyo -
  Mitsubishi, Ltd. - ADR                                 82,540            557
Canon, Inc. - ADR                                        19,370            387
Fuji Bank, Ltd. (The) - ADR                              20,290            573
Fuji Photo Film Co., Ltd. - ADR                          16,650            529
Honda Motor Co., Ltd. - ADR                               9,140            612
Kyocera Corp. - ADR                                       6,750            590
Sony Corp. - ADR                                          6,240            441
Toyota Motor Corp. - ADR                                 16,790            702
                                                                    ----------

                                                                         4,391
                                                                    ----------

MEXICO - 0.3%
Panamerican Beverages, Inc. Class A                       4,750             76
                                                                    ----------

                                                                            76
                                                                    ----------

NETHERLANDS - 1.5%
Philips Electronics NV - ADR                              5,660            339
                                                                    ----------

                                                                           339
                                                                    ----------

SPAIN - 4.9%
Endesa SA - ADR                                          34,830            627
Telefonica de Espana SA - ADR                             4,470            488
                                                                    ----------

                                                                         1,115
                                                                    ----------


                                                                Annual Report  9

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

SWEDEN - 5.8%
ABB AB - ADR                                              3,070     $      324
Astra AB Class A - ADR                                   25,870            417
Ericsson (LM) Telephone Co.
  Class B - ADR                                          27,040            580
                                                                    ----------

                                                                         1,321
                                                                    ----------

SWITZERLAND - 2.2%
Roche Holdings AG - ADR                                   4,900            507
                                                                    ----------

                                                                           507
                                                                    ----------

UNITED KINGDOM - 17.8%
Barclays PLC - ADR                                        4,840            436
British Petroleum Co. PLC - ADR                           3,510            257
British Telecommunications
  PLC - ADR                                               2,430            311
Diageo PLC  - ADR                                         9,760            369
Elan Corp. PLC - ADR (a)                                  3,360            197
Imperial Chemical Industries
  PLC - ADR                                              10,630            453
Royal & Sun Alliance
  Insurance Group PLC                                    43,680            368
Smithkline Beecham PLC - ADR                              8,690            494
Unilever NV                                               2,450            155
Unilever PLC - ADR                                       15,080            528
Vodafone Group PLC - ADR                                  4,220            529
                                                                    ----------

                                                                         4,097
                                                                    ----------

TOTAL COMMON STOCKS
(cost $27,603)                                                          22,693
                                                                    ----------

                                                     PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ---------
SHORT-TERM INVESTMENTS - 1.0%
UNITED STATES - 1.0%
AIM Short Term Investment
  Prime Portfolio (b)                                $      119     $      119
Federated Investors Prime
  Obligations Fund (b)                                      119            119
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $238)                                                                238
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $27,841)(c) - 99.9%                                    22,931

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                  35
                                                                    ----------

NET ASSETS - 100.0%                                                 $   22,966
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.

Abbreviations:
ADR - American Depository Receipt
NV - Nonvoting
PLC - Public Limited Company


The accompanying notes are an integral part of the financial statements.


10  Annual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                         % OF           MARKET
                                                          NET           VALUE
   INDUSTRY DIVERSIFICATION                             ASSETS          (000)
--------------------------------                     ----------     ----------
Basic Industries                                            3.7%    $     841
Capital Goods                                               7.2          1,643
Consumer Basics                                            14.5          3,326
Consumer Durables                                           7.4          1,685
Consumer Non-Durables                                       2.3            529
Consumer Services                                           4.3            988
Energy                                                     11.1          2,556
Finance                                                    23.9          5,500
General Business                                            4.2            974
Miscellaneous                                               1.8            414
Technology                                                  9.6          2,207
Transportation                                              3.1            701
Utilities                                                   5.8          1,329
Short-Term Investments                                      1.0            238
                                                     ----------     ----------
Total Investments                                          99.9         22,931
Other Assets and Liabilities, Net                           0.1             35
                                                     ----------     ----------

NET ASSETS                                                100.0%    $   22,966
                                                     ----------     ----------
                                                     ----------     ----------

                                                         % OF           MARKET
                                                          NET           VALUE
   GEOGRAPHIC DIVERSIFICATION                           ASSETS          (000)
--------------------------------                     ----------     ----------
Europe                                                     59.1%    $   13,571
Latin America                                               0.3             76
Canada                                                      2.5            558
Japan                                                      19.1          4,391
UK                                                         17.9          4,097
Short-Term Investments                                      1.0            238
                                                     ----------     ----------

Total Investments                                          99.9         22,931
Other Assets and Liabilities, Net                           0.1             35
                                                     ----------     ----------

NET ASSETS                                                100.0%    $   22,966
                                                                    ----------


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  11

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND


                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                                             August 31, 1998

                                                                                                                Amounts in
                                                                                                             thousands (except
                                                                                                             per share amount)
ASSETS
Investments at market (identified cost $27,841)(Note 2)  . . . . . . . . . . . . . . . . . . . . . . . .      $       22,931
Foreign currency holdings (identified cost $9) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
Dividends and interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  46
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  24
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,010

LIABILITIES
Payables:
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $            1
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                  21
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  44
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       22,966
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           81
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (36)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              (4,910)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,828
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       22,966
                                                                                                              --------------
                                                                                                              --------------


NET ASSET VALUE, offering and redemption price per share:
  ($22,965,547 divided by 2,727,673 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         8.42
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.

12  Annual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                                   For the Period May 1, 1998
                                                                              (Commencement of Operations) to August 31, 1998

                                                                                                                  Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $20) . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          133
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 149

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           47
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Tranfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                          --------------


  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 105
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (36)
                                                                                          --------------


     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  69
                                                                                                              --------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  80
                                                                                                              --------------


REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (36)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                   1                 (35)
                                                                                          --------------


Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              (4,910)
                                                                                                              --------------


Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,945)
                                                                                                              --------------


Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       (4,865)
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                                                                           Annual Report  13

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                                                                           STATEMENT OF CHANGES IN NET ASSETS
                                                                                                   For the Period May 1, 1998
                                                                              (Commencement of Operations) to August 31, 1998

                                                                                                                  Amounts
                                                                                                                in thousands
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           80
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (35)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .              (4,910)
                                                                                                              --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .              (4,865)
                                                                                                              --------------


FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
     Fund share transactions (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,831
                                                                                                              --------------


TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,966

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --

                                                                                                              --------------

  End of period (including undistributed net investment income of $81) . . . . . . . . . . . . . . . . .      $       22,966
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

14  Annual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                            The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                   1998*
                                                                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.00
                                                                                                              --------------


INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .03
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .               (1.61)
                                                                                                              --------------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (1.58)
                                                                                                              --------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         8.42
                                                                                                              --------------
                                                                                                              --------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (15.80)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,966

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.10
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.66
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.27

  Portfolio turnover (%)(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               17.24


*   For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) Period less than one year is not annualized.
(b) The ratios for the period ended August 31, 1998 are annualized.
(c) See Note 4 for current period amounts.


                                                                                                           Annual Report  15

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1998

1.  ORGANIZATION
    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA International Growth Opportunities Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

    The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax


16  Annual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


    regulations, the Fund intends to defer a net realized capital loss of $35,897 incurred from May 1, 1998 to August 31, 1998, and treat it as arising in fiscal year 1999.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:

                                                                   NET
                                                                UNREALIZED
        FEDERAL TAX       UNREALIZED        UNREALIZED         APPRECIATION
           COST           APPRECIATION    (DEPRECIATION)      (DEPRECIATION)
       ------------       ------------    --------------      --------------
       $ 27,841,326       $    111,466    $  (5,021,096)      $  (4,909,630)


    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, passive foreign investment companies, foreign currency contracts and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    The following reclassifications have been made to reflect activity for the fiscal year ended August 31, 1998:

               UNDISTRIBUTED           ACCUMULATED
               NET INVESTMENT          NET REALIZED
                  INCOME               GAIN (LOSS)
               --------------          ------------
               $        1,071          $    (1,071)

    EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

                                                               Annual Report  17

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


    (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

    (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

    Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

    It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

    DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

    The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

    FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in


18  Annual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998

    the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

    INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.  SECURITIES TRANSACTIONS
    INVESTMENT TRANSACTIONS: For the period May 1, 1998 (commencement of operations) to August 31, 1998, purchases and sales of investment securities, excluding short-term investments, aggregated to $28,790,435 and $1,150,782, respectively.

4.  RELATED PARTIES
    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the period May 1, 1998 (commencement of operations) to August 31, 1998, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceeded 1.10% on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.


    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata


                                                               Annual Report  19

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998

    basis, based on the following percentages of the average daily net assets of all international funds: $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the
    Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period May 1, 1998 (commencement of operations) to August 31, 1998, the Fund was charged shareholder servicing expenses of $1,578, $39, and $26, by the Adviser, SSBSI, and RIS, respectively. The Fund did not incur any expenses from Commercial Banking or Solutions during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan


20  Annual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998

    and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS AUGUST 31, 1998 WERE AS
    FOLLOWS:

         Advisory fees                 $   11,799
         Administration fees                1,450
         Custodian fees                     4,127
         Distribution fees                      4
         Shareholder servicing fees           581
         Transfer agent fees                2,474
         Trustees' fees                         8
                                       ----------
                                       $   20,443
                                       ----------
                                       ----------

    BENEFICIAL INTEREST: As of August 31, 1998, one shareholder was a record owner of approximately 14% of the total outstanding shares of the Fund.

5.  FUND SHARE TRANSACTIONS

                                             (AMOUNT IN THOUSANDS)
                                         FOR THE PERIOD MAY 1, 1998
                                       (COMMENCEMNT OF OPERATIONS) TO
                                                AUGUST 31, 1998
                                       ------------------------------
                                         SHARES             DOLLARS
                                       ----------         -----------
    Proceeds from shares sold               2,739         $    27,935
    Proceeds from reinvestment
      of distributions                        --                  --
    Payments for shares redeemed             (11)               (104)
                                       ----------         -----------
    Total net increase (decrease)           2,728         $    27,831
                                       ----------         -----------
                                       ----------         -----------

                                                               Annual Report  21

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998

6.  LINE OF CREDIT

    The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's total assets under the agreement.


22  Annual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                                                 TAX INFORMATION
                                                     August 31, 1998 (Unaudited)

The Fund paid foreign taxes of $19,868 and recognized $139,840 of foreign source income during the taxable year ended August 31, 1998. Pursuant to
Section 853 of the Internal Revenue Code, the Fund designates $.0073 per share of foreign taxes paid and $.0513 of gross income earned from foreign sources in the taxable year ended August 31, 1998.

Please consult a tax advisor for questions about federal or state income tax laws.


                                                               Annual Report  23

SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND
One International Place, 27th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------


TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Mark E. Swanson, Assistant Secretary and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327


DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts  02109


24  Annual Report

                          SSgA-Registered Trademark- FUNDS

                                HIGH YIELD BOND FUND

                                   Annual Report

                                  August 31, 1998

                                 Table of Contents


                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .      4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . .      6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .      8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .      9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .     14

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .     15

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .     21


"SSgA-Registered Trademark- " IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA HIGH YIELD BOND FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the SSgA High Yield Bond Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds have also opened four additional funds in fiscal 1998. The investment objectives for these four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA HIGH YIELD BOND FUND

MANAGEMENT OF THE FUNDS









                                Nicholas A. Lopardo
                       Chairman and Chief Executive Officer

A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team

Mr. Bruce Walbridge, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA High Yield Bond Fund since its inception in April 1998. Mr. Walbridge has been with State Street since March 1987. Before joining the Fixed Income group in July 1993 as a credit analyst, Mr. Walbridge was an assistant portfolio manager in the International Equity group. Prior to the launch of the SSgA High Yield Bond Fund, he managed several domestic bond portfolios including the $4 billion Flagship Government/Corporate Bond Fund. Utilizing his credit analysis background, Mr. Walbridge's focus over the last four and a half years has been on corporate bond analysis and trading. There are three other portfolio working with Mr. Walbridge.


                                                                Annual Report  5

SSgA HIGH YIELD BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

OBJECTIVE: Maximize total return by investing primarily in non investment grade corporate bonds.

INVESTS IN: Primarily domestic, non-investment grade corporate bonds.

STRATEGY:   Fund managers make investment decisions to seek excess returns above the Lehman Brothers High Yield Bond Index.

[GRAPH]

GROWTH OF A $10,000 INVESTMENT

DATES          HIGH YIELD BOND FUND      LEHMAN BROTHERS HIGH YIELD BOND INDEX**
Inception*           $10,000                             $10,000
      1998            $9,941                              $9,569

                     YEARLY PERIOD ENDED AUGUST 31

SSgA HIGH YIELD BOND FUND

Period Ended    Growth of    Total
  08/31/98       $10,000     Return
------------   -----------  --------
Inception      $     9,941  (0.59)%+

LEHMAN BROTHERS HIGH YIELD BOND INDEX

Period Ended    Growth of    Total
  08/31/98       $10,000     Return
------------   -----------  --------
Inception      $     9,569  (4.31)%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

The SSgA High Yield Bond Fund performance from its inception on May 5, 1998 through August 31, 1998 was down 0.59%. This compares favorably to the Lehman Brothers High Yield Bond Index return, which lost 4.31% for the period of May 1, 1998 through August 31, 1998. The Fund's outperformance versus the benchmark was due to the Fund's higher credit quality compared to the Index, as well as sector allocation during a difficult negative return environment for the high yield bond market.

Quality, sector, and security selection are the key determinants of fund performance versus a high yield benchmark. Belief that the economic turmoil around the globe would eventually reach the US markets drove the Fund's investment strategy during the period. The Fund purchased Treasury securities instead of the lower quality segments of the index, based on the Manager's belief that Treasuries should outperform the lower quality issues. The


6  Annual Report

SSgA HIGH YIELD BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Fund also purchased higher quality (but below investment grade), high coupon credits to help offset the current yield deficit the Fund experienced versus the index. Sector selection also contributed to the Fund's performance, as the portfolio maintained underweights to energy and telecommunications (2.09% and 5.58%, respectively), the market's two worst performing sectors. Individual issue selection became increasingly critical from May 1998 through the end of the fiscal year, and companies that failed to produce expected results were punished in both the equity and high yield markets. The Fund was able to minimize exposure to such negative situations due to the emphasis on thorough credit selection.

MARKET AND PORTFOLIO HIGHLIGHTS

The Fund was managed consistent with its objective to maximize total return by investing in fixed income securities, including those represented in the Lehman Brothers High Yield Bond Index. The Fund seeks to track the duration of the index with a minimal level of variance. At August 31, 1998, the Fund's duration was 4.68, versus 4.78 for the index.

The heightened risk in financial markets has widened the risk premium demanded in all spread markets and substantively reduced the overall liquidity of global non-government markets. This trend became most pronounced for the high yield market in August 1998, with broad high yield indices producing the worst monthly performance since 1991. As with the Fund's investment grade portfolio strategy, the current conservative higher quality approach reflects the belief that further global economic deterioration could result in even less liquidity in the corporate bond market. These views have been validated as current spreads of the high yield indices are approaching 600 basis points over Treasuries, which has historically indicated a recessionary outlook. As of August 31, 1998, yields for ten year US Treasuries were close to 5.0% as compared to the Lehman Brothers High Yield Bond Index at 10.5%.

--------------------------------------------------------------------------------

TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)                              AUGUST 31, 1998
United States Government Treasuries                                   17.6%
L-3 Communications Corp.                                               4.4
Federal Mogul Corp.                                                    4.3
Capital One Financial Corp.                                            4.3
International Comfort Products                                         4.2
Adelphia Communications Corp.                                          4.2
CSC Holdings, Inc.                                                     4.1
Nortek, Inc.                                                           4.1
Global Crossing Holdings, Ltd.                                         4.0
Regal Cinemas, Inc.                                                    4.0

--------------------------------------------------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON PRECEDING PAGE.

  * The High Yield Bond Fund commenced operations on May 5, 1998. Index comparisons began May 1 1998.

 ** The Lehman Brothers High Yield Bond Index includes all fixed income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100 million, and at least 1 year to maturity; PIKs and Eurodollars are excluded.

  + Total return reflects performance for the period May 5, 1998 to August 31, 1998 for the High Yield Bond Fund, and May 1, 1998 to August 31, 1998 for the Index.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA High Yield Bond Fund (the "Fund") at August 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 5, 1998 (commencement of operations) to August 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998


                                        /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
HIGH YIELD BOND FUND


                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1998

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------
LONG-TERM INVESTMENTS - 89.2%
CORPORATE BONDS AND NOTES - 69.6%
Adelphia Communications Corp.
  8.125% due 07/15/03                                $      500     $      489
AK Steel Corp.
  10.750% due 04/01/04                                      354            371
Capital One Financial Corp.
  7.125% due 08/01/08                                       500            503
CSC Holdings, Inc.
  7.250% due 07/15/08                                       500            481
Federal Mogul Corp.
  7.750% due 07/01/06                                       500            509
Global Crossing Holdings, Ltd.
  9.625% due 05/15/08                                       500            475
Gulf Canada Resources, Ltd.
  9.250% due 01/15/04                                       100            104
  9.625% due 07/01/05                                       275            278
Hayes Lemmerz International, Inc.
  9.125% due 07/15/07                                       350            354
Insight Health Services Corp.
  9.625% due 06/15/08                                       500            465
Interep National Radio Sales, Inc.
  10.000% due 07/01/08                                      250            240
Intermedia Communications, Inc.
  8.600% due 06/01/08                                       250            234
International Comfort Products
  8.625% due 05/15/08                                       500            495
Iron Mountain, Inc.
  8.750% due 09/30/09                                       450            434
L-3 Communications Corp.
  8.500% due 05/15/08                                       525            513
Nortek, Inc.
  8.875% due 08/01/08                                       500            478
Ocean Energy, Inc.
  7.625% due 07/01/05                                       250            218
Optel, Inc.
  11.500% due 07/01/08                                      300            285
Quorum Health Group, Inc.
  8.750% due 11/01/05                                       250            252
Regal Cinemas, Inc.
  9.500% due 06/01/08                                       500            471
Standard Pacific Corp.
  10.500% due 03/01/00                                      250            251
Tenet Healthcare Corp.
  8.125% due 12/01/08                                       250            239
Westpoint Stevens, Inc.
  7.875% due 06/15/05                                       150            145
                                                                    ----------

                                                                         8,284
                                                                    ----------

EURODOLLAR BONDS - 2.2%
Metronet Communications Corp.
  Step Up Bond
  Zero Coupon due 06/15/08 (c)                              500            268
                                                                    ----------

                                                                           268
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 17.4%
United States Treasury Notes
  6.250% due 01/31/02                                     1,100          1,141
  5.500% due 05/31/03                                       700            715
  6.500% due 08/15/05                                       200            217
                                                                    ----------

                                                                         2,073
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $10,960)                                                          10,625
                                                                    ----------

SHORT-TERM INVESTMENTS - 9.4%
AIM Short-Term Investment
  Treasury Portfolio Class A (a)                            437            437
Federated Investors Prime
  Obligations Fund (a)                                      570            570
Federated Investors Treasury
  Obligations Fund (a)                                      114            114
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,121)                                                            1,121
                                                                    ----------


                                                                Annual Report  9

SSgA
HIGH YIELD BOND FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998


                                                                       MARKET
                                                                       VALUE
                                                                       (000)
                                                                     ----------
TOTAL INVESTMENTS
(identified cost $12,081)(b) - 98.6%                                $   11,746
OTHER ASSETS AND LIABILITIES,
NET - 1.4%                                                                 162
                                                                    ----------

NET ASSETS - 100.0%                                                 $   11,908
                                                                    ----------
                                                                    ----------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Adjustable or floating rate security.


The accompanying notes are an integral part of the financial statements.


10  Annual Repot

SSgA
HIGH YIELD BOND FUND


                                                                                            STATEMENT OF ASSETS AND LIABILITIES
                                                                                                                August 31, 1998

                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $12,081)(Note 2)  . . . . . . . . . . . . . . . . . . . . . . . .      $       11,746
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 196
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 165
  From Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,156

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          218
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                  10
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
                                                                                          --------------


     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 248
                                                                                                              --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       11,908
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          168
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (7)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .                (335)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,081
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       11,908
                                                                                                              --------------
                                                                                                              --------------


NET ASSET VALUE, offering and redemption price per share:
  ($11,908,273 divided by 1,202,505 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .      $         9.90
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 11

SSgA
HIGH YIELD BOND FUND



                                                                                                      STATEMENT OF OPERATIONS
                                                                                                   For the Period May 5, 1998
                                                                              (Commencement of Operations) to August 31, 1998


                                                                                                                   Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          199
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  14
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 213

EXPENSES (Notes 2 and 4):
  Advisory fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $            9
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   1
                                                                                          --------------

Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  51
Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (31)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 193
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (7)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                (335)
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (342)
                                                                                                              --------------


Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $         (149)
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.


12  Annual Report

SSgA
HIGH YIELD BOND FUND



                                                                                           STATEMENT OF CHANGES IN NET ASSETS
                                                                                                   For the Period May 5, 1998
                                                                              (Commencement of Operations) to August 31, 1998

                                                                                                                 Amounts in
                                                                                                                  thousands
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          193
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (7)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .                (335)
                                                                                                              --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .                (149)
                                                                                                              --------------


FROM DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (25)
                                                                                                              --------------


FROM FUND SHARE TRANSACTIONS:
     Net increase (decrease) in net assets from Fund share transactions (Note 5) . . . . . . . . . . . .              12,082
                                                                                                              --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,908

NET ASSETS
  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --
                                                                                                              --------------


  End of period (including undistributed net investment income of $168)  . . . . . . . . . . . . . . . .      $       11,908
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  13

SSgA
HIGH YIELD BOND FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                            The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                   1998*
                                                                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.00
                                                                                                              --------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .18
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .                (.24)
                                                                                                              --------------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.06)
                                                                                                              --------------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.04)
                                                                                                              --------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         9.90
                                                                                                              --------------
                                                                                                              --------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.59)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,908

  Ratios to average net assets (%)(b):
     Operating expenses, net (c)                                                                                         .65
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.66
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                6.38

Portfolio turnover (%)(d). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              173.64


*   For the period May 5, 1998 (commencement of operations) to August 31, 1998.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1998 are annualized.
(c) See Note 4 for current period amounts.
(d) The ratio has not been annualized due to the Fund's short period of operation.


14  Annual Report

SSgA
HIGH YIELD BOND FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1998

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA High Yield Bond Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


                                                                Annual Report 15

SSgA
HIGH YIELD BOND FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1998

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $6,600 incurred from May 5, 1998 to August 31, 1998, and treat it as arising in fiscal year 1999.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:

                                                               NET
                                                           UNREALIZED
          FEDERAL TAX     UNREALIZED      UNREALIZED      APPRECIATION
             COST        APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
          ------------   ------------   --------------   --------------
          $ 12,081,749   $     43,241   $     (378,990)  $     (335,749)



     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, in mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


16  Annual Report

SSgA
HIGH YIELD BOND FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

     FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the period May 5, 1998 (commencement of operations) to August 31, 1998, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $12,141,346 and $3,206,503, respectively.

     For the period May 5, 1998 (commencement of operations) to August 31, 1998, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $14,224,229 and $12,184,816, respectively.


                                                               Annual Report  17

SSgA
HIGH YIELD BOND FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. The Adviser has agreed to reimburse the Fund for all expenses in excess of .65% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.


18  Annual Report

SSgA
HIGH YIELD BOND FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998

     The Fund has entered into service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS,
     Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period May 5, 1998 (commencement of operations) to August 31, 1998, the Fund was charged shareholder servicing expenses of $753 and $6 by the Adviser and SSBSI. The Fund did not incur any expenses from RIS, Commercial Banking or Solutions during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:

          Administration fees                  310
          Custodian fees                     5,753
          Distribution fees                     18
          Shareholder servicing fees           258
          Transfer agent fees                3,657
          Trustees' fees                        41
                                         ---------
                                         $  10,037
                                         ---------
                                         ---------


                                                               Annual Report  19

SSgA
HIGH YIELD BOND FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


5.   FUND SHARE TRANSACTIONS

                                            (AMOUNTS IN THOUSANDS)
                                          FOR THE PERIOD MAY 5, 1998
                                        (COMMENCEMENT OF OPERATIONS) TO
                                               AUGUST 31, 1998
                                         ------------------------------
                                            SHARES           DOLLARS
                                         ------------    --------------
     Proceeds from shares sold                 1,215     $      12,208
     Proceeds from reinvestment
        of distributions                          --                --
     Payments for shares redeemed                (12)             (126)
                                         ------------    --------------
     Total net increase (decrease)             1,203     $      12,082
                                         ------------    --------------
                                         ------------    --------------

6.   DIVIDENDS

     On September 1, 1998, the Board of Trustees declared a dividend of $.1397 from net investment income, payable on September 9, 1998 to shareholders of record on September 2, 1998.


20  Annual Report

SSgA HIGH YIELD BOND FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES

   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   Mark E. Swanson, Assistant Secretary
     and Principal Accounting Officer
   J. David Griswold, Vice President
     and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts  02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, Massachusetts  02109


                                                               Annual Report  21

                           SSgA-Registered Trademark- FUNDS

                                 SPECIAL EQUITY FUND


                                    Annual Report

                                   August 31, 1998


                                  Table of Contents


                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4

Portfolio Management Discussion and Analysis . . . . . . . . . . . . . . .     6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .     8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    17

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    18

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    23


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA SPECIAL EQUITY FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1998. Over the past year, the Funds have grown to include twenty-one portfolios covering a broad range of investment strategies, from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Special Equity Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened four additional funds in fiscal 1998. The investment objectives for the four new funds are as follows:

The SSgA Special Equity Fund seeks to maximize total return through investment in mid- and small capitalization US equity securities. This Fund was opened as an alternative investment strategy for the SSgA Small Cap Fund that closed to new investors on August 31, 1998.

The SSgA International Growth Opportunities Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

The SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in non investment-grade bonds, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

The SSgA Real Estate Equity Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA S&P 500 Index Fund and the SSgA Yield Plus Fund each achieved five years of operational history. We are proud of our long term record and look forward to having additional funds reach their five year anniversary.

SSgA intends to proceed with the evolution of new products and services while committing to your investment needs. We will continue to develop our professional expertise by focusing on the expansion of both our global resources and our diversified product lines.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA SPECIAL EQUITY FUND

MANAGEMENT OF THE FUNDS




                                 Nicholas A. Lopardo

                         Chairman and Chief Executive Officer

A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. As a result, the portfolios we manage benefit from the knowledge of the entire team.

Ms. Jennifer Bardsley, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the Special Equity Fund since its inception on April 1998. Ms. Bardsley joined State Street in March 1993. She became a member of the Investments Systems Group and moved into the US Active Equities Group in January 1996. She holds BA degrees in Economics and Russian from Middlebury College, and an MS in Computer Science from Boston College. There are seven other portfolio managers working with Ms. Bardsley.


                                                            Annual Report  5

SSgA SPECIAL EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:     The SSgA Special Equity Fund seeks to maximize total return through investments in mid- and small capitalization US equity securities.

INVESTS IN:    Mid- and small capitalization US equity securities.

STRATEGY:      The Fund management team uses a quantitative approach to
investment management, designed to uncover equity securities which are undervalued, with superior growth potential. This quantitative investment approach rests on the employment of a modeling process which evaluates financial data and corporate earnings forecasts. This structured and disciplined approach seeks to provide long-term total returns in excess of the Russell Special Small Company Index (the "RSMALL" Index), through bottom-up stock selection within a risk controlled framework. The RSMALL Index is defined as the Russell 3000 Index minus the S&P 500 Index. Approximately 40% of the RSMALL Index is comprised of the small cap stocks, while the remaining 60% are mid-cap issues. As of June 30, 1998, the S&P 500 represented 79.8% of the total US market capitalization, while the RSMALL Index represented 20.2% of the market.

                                       [GRAPH]


GROWTH OF A $10,000 INVESTMENT

DATES         SPECIAL EQUITY FUND      F RUSSELL 3000 SPECIAL SMALL COMPANY INDEX**
 INCEPTION*         $10,000            $10,000
       1998          $7,170             $7,345

                         YEARLY PERIOD ENDED AUGUST 31




SSgA SPECIAL EQUITY FUND

Period Ended   Growth of       Total
  08/31/98      $10,000        Return
------------  ------------  ------------
Inception     $     7,170     (28.30)%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.


RUSSELL SPECIAL SMALL COMPANY INDEX

Period Ended   Growth of       Total
  08/31/98      $10,000        Return
------------  ------------  ------------
Inception     $     7,345     (26.55)%+

6  Annual Report

SSgA SPECIAL EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

PERFORMANCE REVIEW

The SSgA Special Equity Fund lost 28.3% since its inception on May 1, 1998. This compares with the RSMALL Index, which posted a loss of 26.6% for the same period. The consumer cyclical and financial sectors had the greatest impact on the Fund's negative performance on an absolute basis for the period. The Fund held a modest 1.6% overweight sector position relative to the benchmark in consumer cyclicals, and was underweight by 2.1% in financials. Within the financials sector, the banking industry was very weak over the period. Performance was assisted by strong stock selection within the technology sector, where the Fund's allocation was 19%. Within technology, the Fund was assisted by the computer hardware and services sectors.

MARKET AND PORTFOLIO HIGHLIGHTS

Following the correction which began last spring, the small cap stock market officially entered bear market territory in late August 1998. Mid-cap stocks have been weak recently, losing 18.6% for the month ended August 31, 1998, as measured by the S&P 400. However, over the last twelve months, mid-cap issues are not down to the degree of small caps, as the S&P 400 was off only 9.4% versus a loss of 19.4% for the Russell 2000. Large cap stocks continue to outperform small and mid-caps, which is reflected in the three-year annualized returns of 21.8%, 4.8%, and 11.7% for the S&P 500, Russell 2000, and the S&P 400, respectively. A "flight to quality" by investors due to continued turmoil in the Asian markets and, more recently, global emerging markets, contributed to the large cap stock outperformance. Additionally, due to the popularity of equities over the past several years, investment managers have been forced to put the increased cash flows to work in larger, more liquid names, which has helped push price/earnings multiples to historically high ranges.

It has been a trying time for both small and mid-cap stocks. Historically, small cap stocks have higher long-term returns and associated volatility, as their performance cycles of over or under performance tend to be more extended. While near- term market events may be noteworthy for media coverage, the Manager believes that investors should not let market shocks change their long-term investment perspective as recoveries happen in short bursts which are difficult to anticipate.

At the end of the fiscal year, the SSgA Special Equity Fund held 202 stocks, with market capitalizations ranging from $100 million to $26 billion, resulting in an average weighted market capitalization of $2.2 billion. The Fund has portfolio characteristics in line with the RSMALL Index due to the risk-controlled nature of the investment process. As the Fund's objective is achieved through stock selection with a disciplined investment approach, the portfolio will be fully invested at all times.

-------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                              AUGUST 31, 1998
Safeway, Inc.                                                          1.8
BMC Software, Inc.                                                     1.4
Symbol Technologies, Inc.                                              1.1
AmSouth Bancorp                                                        1.0
Office Depot, Inc.                                                     1.0
PacifiCare Health Systems, Inc. Class B                                1.0
USG Corp.                                                              1.0
Hertz Corp. Class A                                                    0.9
Zions Bancorp                                                          0.9
Network Associates, Inc.                                               0.9
-------------------------------------------------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

* The Fund commenced operations on May 1, 1998. Index comparison also began May 1, 1998.

** The Russell Special Small Company Index (the RSMALL Index) is defined as the Russell 3000 Index minus the S&P 500 Index. Approximately 40% of the RSMALL Index is comprised of the small cap stocks, while the remaining 60% are mid-cap issues.

+ Total return reflects performance for the period May 1, 1998 to August 31, 1998.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities and statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SSgA Special Equity Fund (the "Fund") at August 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) to August 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and broker, provides a reasonable basis for the opinion expressed above.

Boston, Massachusetts

October 8, 1998


                                       /s/ PricewaterhouseCoopers LLP


8  Annual Report

SSgA
SPECIAL EQUITY FUND


                                                      STATEMENT OF NET ASSETS
                                                              August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
COMMON STOCKS - 98.5%
BASIC INDUSTRIES - 4.9%
Aluminum Co. of America                                     115      $       7
Bio-Rad Laboratories, Inc.
  Class A (a)                                             2,800             67
Georgia-Pacific Timber Group                              3,300             66
Gibraltar Steel Corp. (a)                                 3,300             55
International Specialty
  Products, Inc. (a)                                      3,000             46
Metals USA, Inc. (a)                                      2,500             29
Octel Corp. (a)                                           3,300             51
Premark International, Inc.                               4,300            114
Reliance Steel & Aluminum Co.                             2,200             67
RMI Titanium Co. (a)                                      3,700             66
Solutia, Inc.                                             3,200             72
                                                                    ----------

                                                                           640
                                                                    ----------

CAPITAL GOODS - 4.5%
AMETEK, Inc.                                              1,700             33
Brown & Sharpe
  Manufacturing Co. (a)                                   5,900             59
D.R. Horton, Inc.                                         4,400             70
Exide Corp.                                               4,100             41
Gardner Denver Machinery, Inc. (a)                        2,900             55
General Cable Corp.                                       2,850             57
Gleason Corp.                                             2,500             55
Harmon Industries, Inc.                                   2,200             42
Hughes Supply, Inc.                                       2,200             60
National-Oilwell, Inc. (a)                                2,500             19
NCI Building Systems, Inc. (a)                            1,800             32
Republic Industries, Inc. (a)                               100              2
Simpson Manufacturing Co., Inc. (a)                       1,500             44
Terex Corp. (a)                                           1,800             28
                                                                    ----------

                                                                           597
                                                                    ----------

CONSUMER BASICS - 14.3%
Allegiance Corp.                                          3,200             90
Arterial Vascular
  Engineering, Inc. (a)                                   2,800             97
Beverly Enterprises, Inc. New (a)                         9,300             73
Bindley Western Industries, Inc.                          2,933             77
Biogen, Inc. (a)                                          2,500            116
BJ's Wholesale Club, Inc. (a)                             2,900             98
Corn Products International, Inc. (a)                     2,300             54
Curative Technologies, Inc. (a)                           2,100             51
Fleming Cos., Inc.                                        4,600             55
Flowers Industries, Inc.                                  2,400             43
Food Lion, Inc. Class B                                   8,700             86
General Nutrition Cos., Inc. (a)                          4,300             57
Genesis Health Ventures, Inc. (a)                         5,200             62
Integrated Health Services, Inc.                          2,400             47
International Home
  Foods, Inc. New (a)                                     6,000            101
Medicis Pharmaceutical Corp.
  Class A. (a)                                            2,200             72
Michael Foods, Inc.                                       1,800             45
Omega Protein Corp. (a)                                   2,900             30
Outback Steakhouse, Inc. (a)                              3,700            111
PacifiCare Health Systems, Inc.
  Class B (a)                                             2,100            131


                                                               Annual Report  9

SSgA
SPECIAL EQUITY FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
ResMed, Inc. (a)                                            800      $      30
Safeway, Inc. (a)                                         5,800            228
Scios, Inc. (a)                                           6,800             30
Suiza Foods Corp. (a)                                       800             39
Worthington Foods, Inc.                                   3,400             54
                                                                    ----------

                                                                         1,877
                                                                    ----------

CONSUMER DURABLES - 2.5%
Discount Auto Parts, Inc. (a)                             2,600             56
Excel Industries, Inc.                                    3,800             48
Furniture Brands
  International, Inc. (a)                                 3,700             83
La-Z-Boy Chair Co.                                          700             37
Meritor Automotive, Inc.                                  2,900             51
O'Sullivan Industries
  Holdings, Inc. (a)                                      5,300             50
                                                                    ----------

                                                                           325
                                                                    ----------

CONSUMER NON-DURABLES - 8.2%
AMERCO (a)                                                2,200             49
Ames Department Stores, Inc. (a)                          3,000             44
Bacou USA, Inc. (a)                                       4,300             85
Canandaigua Wine International, Inc.
  Class A (a)                                             1,700             71
Department 56, Inc. (a)                                   2,400             71
Family Dollar Stores, Inc.                                8,400            107
Footstar, Inc. (a)                                        2,300             67
Intimate Brands, Inc. Class A                             4,900             91
Jones Apparel Group, Inc. (a)                             4,200             81
Nautica Enterprises, Inc. (a)                             3,400             65
Office Depot, Inc. (a)                                    5,200            133
Shopko Stores, Inc. (a)                                   2,500             64
Tiffany & Co.                                             3,100            115
Timberland Co. Class A (a)                                  900             38
                                                                    ----------

                                                                         1,081
                                                                    ----------

CONSUMER SERVICES - 4.6%
Alaska Air Group, Inc. (a)                                  800             31
Applebee's International, Inc.                            1,600             29
Bristol Hotels & Resorts, Inc. (a)                          350              2
Equity Inns, Inc.                                         3,000             30
Galileo International, Inc.                               3,500            114
Grand Casinos, Inc. (a)                                   4,900             43
Host Marriott Corp. (a)                                   8,000            112
MeriStar Hospitality Corp.
  REIT (a)                                                3,100             52
Northwest Airlines Corp.
  Class A (a)                                             1,300             36
Sonic Corp. (a)                                           3,750             60
Toy Biz, Inc. Class A (a)                                 7,400             54
UAL Corp. (a)                                               700             43
                                                                    ----------

                                                                           606
                                                                    ----------

ENERGY - 3.1%
Energy East Corp.                                         1,100             50
Enron Oil & Gas Co.                                       2,800             36
ENSCO International, Inc.                                 4,400             46
Houston Exploration Co. (The) (a)                         3,300             48
MarketSpan Corp.                                          1,100             30
Murphy Oil Corp.                                          1,400             49


10  Annual Report

SSgA
SPECIAL EQUITY FUND


                                            STATEMENT OF NET ASSETS, CONTINUED
                                                               August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ---------      ---------
Pioneer Natural Resources Co.                             3,500      $      51
R&B Falcon Corp. (a)                                      3,700             33
Valero Energy Corp.                                       2,300             41
Veritas DGC, Inc. (a)                                     1,700             27
                                                                     ---------


                                                                           411
                                                                     ---------

FINANCE - 17.7%
Ambac Financial Group, Inc.                               2,200            104
AmSouth Bancorp                                           3,900            134
Bank Plus Corp. (a)                                       5,700             43
Bear Stearns Cos., Inc.                                   2,400             89
Charter One Financial, Inc.                               4,800            111
City National Corp.                                       3,700            103
Community Trust Bancorp, Inc.                             2,500             61
CORUS Bankshares, Inc.                                    1,900             54
Donaldson, Lufkin & Jenrette, Inc.                        1,300             46
Everest Reinsurance Holdings, Inc.                        2,600             91
Fidelity National Financial                               2,200             61
First Security Corp.                                      6,700            104
FirstFed Financial Corp.  (a)                             3,600             53
FIRSTPLUS Financial
  Group, Inc. (a)                                         3,000             68
Franchise Mortgage
  Acceptance Co. (a)                                      4,000             63
Hamilton Bancorp, Inc. (a)                                2,500             70
Highlands Insurance Group, Inc. (a)                       3,000             38
IMC Mortgage Co. (a)                                      3,200             22
Imperial Credit Industries, Inc. (a)                      3,300             44
Investment Technology
  Group, Inc. (a)                                         1,400             39
Jefferies Group, Inc.                                     1,800             51
LandAmerica Financial Group, Inc.                           600             30
Lehman Brothers Holdings, Inc.                              900             35
North Fork Bancorporation, Inc.                           5,850            111
Orion Capital Corp.                                       1,700             63
PaineWebber Group, Inc.                                   2,400             83
Peoples Heritage Financial Group                          3,600             56
PFF Bancorp, Inc. (a)                                     4,100             57
PMI Group, Inc. (The)                                     1,800            100
Resource Bancshares Mortgage
  Group                                                   3,500             55
Travelers Property Casualty Corp.
  Class A                                                 3,500            115
Webster Financial Corp.                                   2,500             52
Zions Bancorp                                             3,100            119
                                                                     ---------
                                                                         2,325
                                                                     ---------

GENERAL BUSINESS - 7.7%
ACNielsen Corp. (a)                                       4,800             96
Advo Systems, Inc.  (a)                                   2,200             55
Belo (A.H.) Corp. Class A                                 5,600            104
Bowne & Co., Inc.                                         4,200             66
Comdisco, Inc.                                            6,800             85
Merrill Corp.                                             3,100             59
National Data Corp.                                       1,900             67
Nielsen Media Research (a)                                2,000             18
RemedyTemp, Inc. Class A (a)                              2,200             49
Reynolds & Reynolds Co.
  Class A                                                 6,000             76
SABRE Group Holdings, Inc. (The)
  Class A (a)                                             3,000             96


                                                             Annual Report  11

SSgA
SPECIAL EQUITY FUND


                                            STATEMENT OF NET ASSETS, CONTINUED
                                                               August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ---------      ---------

SPS Transaction Services, Inc. (a)                        2,600      $      81
True North Communications, Inc.                           4,500            102
Viad Corp.                                                3,100             63
                                                                     ---------

                                                                         1,017
                                                                     ---------

MISCELLANEOUS - 3.0%
Apartment Investment &
  Management Co. REIT
  Class A                                                 1,400             48
Bradley Real Estate, Inc. REIT                            2,100             42
Health Care REIT Inc.                                     1,700             39
Horizon Group Properties, Inc.
  REIT (a)                                                  146              1
Indymac Mortgage
  Holdings, Inc. REIT                                     2,000             39
Kimco Realty Corp. REIT                                     900             32
Liberty Property Trust REIT                               2,000             45
New Century Energies, Inc.                                2,300            106
Pacific Gulf Properties, Inc.
  REIT                                                    1,900             36
                                                                     ---------

                                                                           388
                                                                     ---------

SHELTER - 3.4%
Champion Enterprises, Inc. (a)                            2,700             63
Lennar Corp.                                                100              2
NVR, Inc. (a)                                             2,400             78
Republic Group, Inc.                                      3,300             48
Standard Pacific Corp.                                    4,500             53
Universal Forest Products, Inc.                           4,500             64
USG Corp.                                                 2,900            125
Vulcan Materials Co.                                        100             11
                                                                     ---------

                                                                           444
                                                                     ---------

TECHNOLOGY - 14.8%
Avant! Corp. (a)                                          3,000             38
BE Aerospace, Inc. (a)                                    2,300             48
BMC Software, Inc. (a)                                    4,400            187
Cadence Design Systems, Inc. (a)                          2,000             42
CHS Electronics, Inc. (a)                                 4,000             51
Compuware Corp. (a)                                       2,000             91
Cordant Technologies, Inc.                                2,600             93
Esterline Corp.  (a)                                      3,500             56
Fair, Isaac and Co., Inc.                                 2,100             65
InaCom Corp. (a)                                          2,400             46
Keane, Inc. (a)                                             600             25
Learning Co., Inc. (The) (a)                              4,300             76
Lexmark International Group, Inc.
  Class A (a)                                             1,700            103
NeoMagic Corp. (a)                                        3,800             49
Network Associates, Inc. (a)                              3,600            116
Periphonics Corp. (a)                                     6,600             32
Progress Software Corp. (a)                               2,800             51
Splash Technology Holdings, Inc. (a)                      2,800             41
Sterling Software, Inc. (a)                               5,300            109
Storage Technology Corp. (a)                              4,000             87
Sundstrand Corp.                                          2,400            109
Symbol Technologies, Inc.                                 3,400            139
Synopsys, Inc. (a)                                        3,500             91


12  Annual Report

SSgA
SPECIAL EQUITY FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1998

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ---------      ---------

Tech-Sym Corp. (a)                                        2,600      $      64
US LEC Corp. (a)                                          2,700             38
USCS International, Inc. (a)                              2,900             65
Vitesse Semiconductor Corp. (a)                           1,500             40
                                                                     ---------

                                                                         1,952
                                                                     ---------

TRANSPORTATION - 3.6%
Airborne Freight Corp.                                    1,500             29
America West Holding Corp.
  Class B (a)                                             2,900             56
American Freightways Corp. (a)                            6,400             49
Hertz Corp. Class A                                       3,200            121
Rollins Truck Leasing Corp.                               6,300             60
Titan International, Inc.                                 2,300             24
Trinity Industries, Inc.                                  2,500             76
USFreightways Corp.                                       2,400             54
                                                                     ---------

                                                                           469
                                                                     ---------

UTILITIES - 6.2%
Allegheny Energy, Inc.                                    3,000             80
Alltel Corp.                                              2,294            104
CTG Resources, Inc.                                       2,700             62
Florida Progress Corp.                                      100              4
Kansas City Power & Light Co.                             1,900             54
NIPSCO Industries, Inc.                                   3,100             91
Puget Sound Power & Light Co.                             3,000             75
Rochester Gas & Electric Corp.                            2,900             85
Southwest Gas Corp.                                       3,600             65
Southwestern Energy Co.                                   7,100             48
U.S. West, Inc.                                           1,300             68
Wisconsin Energy Corp.                                    2,700             79
                                                                     ---------

                                                                           815
                                                                     ---------

TOTAL COMMON STOCKS
(cost $17,555)                                                          12,947
                                                                     ---------


                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 0.3%
AIM Short-Term Investment Treasury
  Portfolio Class A (b)                               $      30             30
Federated Investors Prime
  Obligations Fund (b)                                       13             13
                                                                    ----------


TOTAL SHORT-TERM INVESTMENTS
(cost $43)                                                                  43
                                                                    ----------


TOTAL INVESTMENTS
(identified cost $17,598)(c) - 98.8%                                    12,990


OTHER ASSETS AND LIABILITIES,
NET - 1.2%                                                                 156
                                                                    ----------

NET ASSETS - 100.0%                                                    $13,146
                                                                    ----------
                                                                    ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.


                                                             Annual Report  13

SSgA
SPECIAL EQUITY FUND


                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                                             August 31, 1998

                                                                                                              Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at market (identified cost $17,598)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . .      $       12,990
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 210
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
                                                                                                              --------------
     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,236

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           58
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                  16
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  90
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       13,146
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           14
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (574)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              (4,608)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,312
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       13,146
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($13,146,088 divided by 1,832,732 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         7.17
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are in integral part of financial statements.

14  Annual Report

SSgA
SPECIAL EQUITY FUND


                                                                                                     STATEMENT OF OPERATIONS
                                                                                                  For the Period May 1, 1998
                                                                             (Commencement of Operations) to August 31, 1998
                                                                                                                  Amounts in
                                                                                                                   thousands

INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           66
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
                                                                                                              --------------
     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  77

EXPENSES (Notes 2 and 4):. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           43
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
                                                                                          --------------
  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  89
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (26)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                      63
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                      14
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (574)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              (4,608)
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (5,182)
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $       (5,168)
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are in integral part of financial statements.


                                                               Annual Report  15

SSgA
SPECIAL EQUITY FUND


                                                                                          STATEMENT OF CHANGES IN NET ASSETS
                                                                                                  For the Period May 1, 1998
                                                                             (Commencement of Operations) to August 31, 1998

                                                                                                                  Amounts in
                                                                                                                   thousands
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           14
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (574)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .              (4,608)
                                                                                                              --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .              (5,168)
                                                                                                              --------------

FROM FUND SHARE TRANSACTIONS:. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Net increase (decrease) in net assets from Fund share transactions (Note 5). . . . . . . . . . . . . .              18,314
                                                                                                              --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,146
                                                                                                              --------------

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --
                                                                                                              --------------

End of period (including undistributed net investment income of $14) . . . . . . . . . . . . . . . . . .      $       13,146
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are in integral part of financial statements.


16  Annual Report

SSgA
SPECIAL EQUITY FUND


                                                                                                        FINANCIAL HIGHLIGHTS
                                           The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                                   1998
                                                                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.00
                                                                                                              --------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .01
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .               (2.84)
                                                                                                              --------------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (2.83)
                                                                                                              --------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         7.17
                                                                                                              --------------
                                                                                                              --------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (28.30)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,146

  Ratios to average net assets (%)(b):
    Operating expenses, net (c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.10
    Operating expenses, gross (c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.55
    Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .24

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               88.36


   *   For the period May 1, 1998 (commencement of operations) to August 31,
       1998.
  (a)  Periods less than one year are not annualized.
  (b)  The ratios for the period ended August 31, 1998 are annualized.
  (c)  See Note 4 for current period amounts.


                                                               Annual Report  17

SSgA
SPECIAL EQUITY FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1998


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 21 investment portfolios which are in operation as of August 31, 1998. These financial statements report on one portfolio, the SSgA Special Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/ amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


18  Annual Report

SSgA
SPECIAL EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/ accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $574,329 incurred from May 1, 1998 to August 31, 1998, and treat it as arising in fiscal year 1999.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1998 are as follows:

                                                             NET
                                                          UNREALIZED
       FEDERAL TAX     UNREALIZED       UNREALIZED       APPRECIATION
          COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
     --------------   --------------   ---------------  ----------------
     $   17,598,003   $       69,083   $   (4,677,086)  $    (4,608,003)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives


                                                               Annual Report  19

SSgA
SPECIAL EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the period May 1, 1998 (commencement of operations) to August 31, 1998, purchases and sales of investment securities, excluding short-term investments and futures contracts aggregated to $22,898,781 and $4,769,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. For the period May 1, 1998 to August 31, 1998, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 5% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to


20  Annual Report

SSgA
SPECIAL EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period May 1, 1998 to August 31, 1998, the Fund was charged shareholder servicing expenses of $1,431 and $35 by the Adviser and SSBSI, respectively. The Fund did not incur any expenses from RIS, Commercial Banking, and Solutions during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1998.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $35 for the period May 1, 1998 to August 31, 1998.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $48,000 annually, $1,500 for each board meeting attended, an additional $1,500 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.


                                                               Annual Report  21

SSgA
SPECIAL EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1998


     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1998 WERE AS FOLLOWS:


                 Advisory fees                              $  7,575
                 Administration fees                             401
                 Custodian fees                                5,016
                 Distribution fees                                45
                 Shareholder servicing fees                      338
                 Transfer agent fees                           3,012
                 Trustees' fees                                   26
                                                            --------
                                                            $ 16,413
                                                            --------
                                                            --------


     BENEFICIAL INTEREST: As of August 31, 1998, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 98% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS


                                                (AMOUNTS IN THOUSANDS)
                                             FOR THE YEAR ENDED AUGUST 31,
                                             -----------------------------
                                                        1998
                                             -----------------------------
                                                SHARES            DOLLARS
                                             -----------         ---------
      Proceeds from shares sold                    1,833         $  18,319
      Proceeds from reinvestment
        of distributions                              --                --
      Payments for shares redeemed                    (1)               (5)
                                             -----------         ---------

      Total net increase (decrease)                1,832         $  18,314
                                             -----------         ---------
                                             -----------         ---------

6.   LINE OF CREDIT

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .065% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's total assets under the agreement.


22  Annual Report

SSgA SPECIAL EQUITY FUND

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

-------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Mark E. Swanson, Assistant Secretary
    and Principal Accounting Officer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts  02109


                                                               Annual Report  23